As filed with the Securities and Exchange Commission on February 25, 2000
                                                Securities Act File No. 33-56094
                                        Investment Company Act File No. 811-7428
================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-1A

             Registration Statement Under The Securities Act Of 1933         [X]

                         Pre-Effective Amendment No. ___                     [ ]
                         Post-Effective Amendment No. 76                     [X]

                                     and/or

         Registration Statement Under The Investment Company Act Of 1940     [X]

                                Amendment No. 78                             [X]
                        (Check appropriate box or boxes)

                              PILGRIM MUTUAL FUNDS
                 (Exact Name of Registrant Specified in Charter)

                       40 North Central Avenue, Suite 1200
                                Phoenix, AZ 85004
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, Including Area Code: (800) 551-8643

        James M. Hennessy, Esq.                              With Copies To:
       Pilgrim Investments, Inc.                         Jeffrey S. Puretz, Esq.
  40 North Central Avenue, Suite 1200                     Dechert Price & Rhoads
           Phoenix, AZ 85004                              1775 Eye Street, N.W.
(Name and Address of Agent for Service)                   Washington, D.C. 20006

                                   ----------

 It is proposed that this filing will become effective (check appropriate box):

     [ ]  Immediately upon filing pursuant to paragraph (b)
     [ ]  60 days after filing pursuant to paragraph (a)(1)
     [ ]  75 days after filing pursuant to paragraph (a)(2)
     [ ]  on November 1, 1999 pursuant to paragraph (b)
     [X]  on May 1, 2000 pursuant to paragraph (a)(1)
     [ ]  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     [ ] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

================================================================================

       PILGRIM(SM)
---------------------------
FUNDS FOR SERIOUS INVESTORS


                                                                      Prospectus
                                                       Classes: A, B, C, M and T
                                                                     May 1, 2000

                                                               U.S. EQUITY FUNDS
                                                                Pilgrim MagnaCap
                                                        Pilgrim LargeCap Leaders
                                                 Pilgrim Research Enhanced Index
                                                    Pilgrim Growth Opportunities
                                                         Pilgrim LargeCap Growth
                                                            Pilgrim MidCap Value
                                                    Pilgrim MidCap Opportunities
                                                           Pilgrim MidCap Growth
                                                          Pilgrim Growth + Value
                                                  Pilgrim SmallCap Opportunities
                                                         Pilgrim SmallCap Growth
                                                         Pilgrim Bank and Thrift


                                                      INTERNATIONAL EQUITY FUNDS
                                                        Pilgrim Worldwide Growth
                                                     Pilgrim International Value
This prospectus contains important             Pilgrim International Core Growth
information about investing in the         Pilgrim International SmallCap Growth
Pilgrim Funds. You should read it                 Pilgrim Emerging Markets Value
carefully before you invest, and keep                 Pilgrim Emerging Countries
it for future reference. Please note                 Pilgrim Asia-Pacific Equity
that your investment: is not a bank
deposit, is not insured or guaranteed                               INCOME FUNDS
by the FDIC, the Federal Reserve Board      Pilgrim Government Securities Income
or any other government agency and is                   Pilgrim Strategic Income
affected by market fluctuations. There                        Pilgrim High Yield
is no guarantee that the Funds will                        Pilgrim High Yield II
achieve their objectives. As with all                  Pilgrim High Total Return
mutual funds, the Securities and                    Pilgrim High Total Return II
Exchange Commission (SEC) has not                           Pilgrim Money Market
approved or disapproved these
securities nor has the SEC judged
whether the information in this                            EQUITY & INCOME FUNDS
prospectus is accurate or adequate.                             Pilgrim Balanced
Any representation to the contrary is                        Pilgrim Convertible
a criminal offense.

[GRAPHIC]           These pages contain a description of each of our Funds
                    included in this prospectus, including its objective,
OBJECTIVE           investment strategy and risks.


[GRAPHIC]           You'll also find:

INVESTMENT          HOW THE FUND HAS PERFORMED. A chart that shows the Fund's
STRATEGY            financial performance for the past ten years (or since
                    inception, if shorter).

[GRAPHIC]           WHAT YOU PAY TO INVEST. A list of the fees and expenses
                    you pay -- both directly and indirectly -- when you invest
RISKS               in a Fund.


[GRAPHIC]

HOW THE
FUND HAS
PERFORMED

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

AN INTRODUCTION TO THE
PILGRIM FUNDS                                                              1
Funds At A Glance                                                          2

U.S. EQUITY FUNDS
Pilgrim MagnaCap                                                           6
Pilgrim LargeCap Leaders                                                   8
Pilgrim Research Enhanced Index                                           10
Pilgrim Growth Opportunities                                              12
Pilgrim LargeCap Growth                                                   14
Pilgrim MidCap Value                                                      16
Pilgrim MidCap Opportunities                                              18
Pilgrim MidCap Growth                                                     20
Pilgrim Growth + Value                                                    22
Pilgrim SmallCap Opportunities                                            24
Pilgrim SmallCap Growth                                                   26
Pilgrim Bank and Thrift                                                   28

INTERNATIONAL EQUITY FUNDS
Pilgrim Worldwide Growth                                                  30
Pilgrim International Value                                               32
Pilgrim International Core Growth                                         34
Pilgrim International SmallCap Growth                                     36
Pilgrim Emerging Markets Value                                            38
Pilgrim Emerging Countries                                                40
Pilgrim Asia-Pacific Equity                                               42

INCOME FUNDS
Pilgrim Government Securities Income                                      44
Pilgrim Strategic Income                                                  46
Pilgrim High Yield                                                        48
Pilgrim High Yield II                                                     50
Pilgrim High Total Return                                                 52
Pilgrim High Total Return II                                              54
Pilgrim Money Market                                                      56

EQUITY & INCOME FUNDS
Pilgrim Balanced                                                          58
Pilgrim Convertible                                                       60

WHAT YOU PAY TO INVEST                                                    62
SHAREHOLDER GUIDE                                                         69
MANAGEMENT OF THE FUNDS                                                   76
DIVIDENDS, DISTRIBUTIONS AND TAXES                                        81
MORE INFORMATION ABOUT RISKS                                              82
FINANCIAL HIGHLIGHTS                                                      85
WHERE TO GO FOR MORE INFORMATION                                       Backcover

                                                             INTRODUCTION TO THE
                                                                   PILGRIM FUNDS
--------------------------------------------------------------------------------

Risk is the potential that your investment will lose money or not earn as much as you hope. All mutual funds have varying degrees of risk, depending on the securities they invest in. Please read this prospectus carefully to be sure you understand the principal risks and strategies associated with each of our Funds. You should consult the Statement of Additional Information (SAI) for a complete list of the risks and strategies.

[GRAPHIC]

If you have any questions about the Pilgrim Funds, please call your financial consultant or us at 1-800-992-0180.

This prospectus is designed to help you make informed decisions about your investments. In order to make it easy for you to find what you're looking for, we have divided the Pilgrim Funds into four categories.

U.S. EQUITY FUNDS

Our U.S. Equity Funds focus on long-term growth by investing primarily in domestic equities.

They may suit you if you:

*  are investing for the long-term -- at least several years
*  are willing to accept higher risk in exchange for long-term growth.

INTERNATIONAL EQUITY FUNDS

Pilgrim offers International Equity Funds that emphasize a growth approach to international investing, as well as International Equity Funds that apply the technique of "value investing". These Funds focus on long-term growth by investing primarily in foreign equities.

They may suit you if you:

*  are investing for the long-term -- at least several years
*  are looking for exposure to international markets
*  are willing to accept higher risk in exchange for long-term growth.

INCOME FUNDS

Pilgrim offers both aggressive and conservative Income Funds.

They may suit you if you:

*  want a regular stream of income.

Income Funds other than the money market fund may suit you if you:

*  want greater growth potential than a money market fund
*  are willing to accept more risk than a money market fund.


EQUITY AND INCOME FUNDS

Pilgrim's  Equity and Income  Funds seek income and growth of capital.

They may suit you if you:

*  want both regular income and capital appreciation
* are looking for growth potential, but don't feel comfortable with the level of risk associated with the Equity Funds.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

----------
Funds
At A
Glance
----------

This table is a summary of the objectives, main investments and risks of each Pilgrim Fund. It is designed to help you understand the differences between the Funds, the main risks associated with each, and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of each Fund's investment objectives, strategies and risks, which begin on page 6.

                FUND                                          INVESTMENT  OBJECTIVE
--------------------------------------------------------------------------------
U.S. EQUITY     MagnaCap Fund                                 Growth of capital, with dividend
FUNDS           Adviser: Pilgrim Investments, Inc.            income as a secondary consideration

                LargeCap Leaders Fund                         Long-term capital appreciation
                Adviser: Pilgrim Investments, Inc.

                Research Enhanced Index Fund                  Capital appreciation
                Adviser: Pilgrim Advisors, Inc.
                Sub-Adviser: J.P. Morgan
                Investment Management Inc.

                Growth Opportunities Fund                     Long-term growth of capital
                Adviser: Pilgrim Advisors, Inc.

                LargeCap Growth Fund                          Long-term capital appreciation
                Adviser: Pilgrim Investments, Inc.
                Sub-adviser: Nicholas-Applegate Capital Mgt.

                MidCap Value Fund                             Long-term capital appreciation
                Adviser: Pilgrim Investments, Inc.

                MidCap Opportunities Fund                     Long-term capital appreciation
                Adviser: Pilgrim Advisors, Inc.

                MidCap Growth Fund                            Long-term capital appreciation
                Adviser: Pilgrim Investments, Inc.

                Growth + Value Fund                           Capital appreciation
                Adviser: Pilgrim Advisors, Inc.
                Sub-Adviser: Navellier Fund
                Management, Inc.

                SmallCap Opportunities Fund                   Capital appreciation
                Adviser: Pilgrim Advisors, Inc.

                SmallCap Growth Fund                          Long-term capital appreciation
                Adviser: Pilgrim Investments, Inc.

                Bank and Thrift Fund                          Long-term capital appreciation, with
                Adviser: Pilgrim Investments, Inc.            income as a secondary objective

INTERNATIONAL   Worldwide Growth Fund                         Long-term capital appreciation
EQUITY FUNDS    Adviser: Pilgrim Investments, Inc.
                Sub-adviser: Nicholas-Applegate Capital Mgt.

                International Value Fund                      Long-term capital appreciation
                Adviser: Pilgrim Advisors, Inc.
                Sub-Adviser: Brandes
                Investment Partners L.P.

                International Core Growth Fund                Long-term capital appreciation
                Adviser: Pilgrim Investments, Inc.
                Sub-adviser: Nicholas-Applegate Capital Mgt.

                International SmallCap Growth Fund            Long-term capital appreciation
                Adviser: Pilgrim Investments, Inc.
                Sub-adviser: Nicholas-Applegate Capital Mgt.

MAIN INVESTMENTS                   MAIN RISKS
--------------------------------------------------------------------------------

Equity securities that meet        Price volatility and other risks that accompany
disciplined selection criteria     an investment in equity securities.
designed to identify companies
capable of paying rising
dividends

Equity securities of large         Price volatility and other risks that accompany an
U.S. companies believed to be      investment in equity securities.
leaders in their industries

Equity securities of large         Price volatility and other risks that accompany an
U.S. companies that make up        investment in equity securities.
the S&P 500 Index

Equity securities of large,        Price volatility and other risks that accompany an
medium, and small U.S.             investment in growth-oriented equity securities.
companies believed to have
growth potential

Equity securities of large         Price volatility and other risks that accompany an
U.S. companies believed to         investment in growth-oriented equity securities.
have growth potential

Equity securities of               Price volatility and other risks that accompany an
medium-sized U.S. companies        investment in equity securities of medium-sized companies.
that meet disciplined              Particularly sensitive to price swings during periods of
selection criteria designed        economic uncertainty.
to identify companies with
prices below their long-term value

Equity securities of               Price volatility and other risks that accompany an
medium-sized U.S. companies        investment in equity securities of growth-oriented and
believed to have growth            medium-sized companies. Particularly sensitive to price
potential                          swings during periods of economic uncertainty.

Equity securities of               Price volatility and other risks that accompany an
medium-sized U.S. companies        investment in equity securities of medium-sized companies.
believed to have growth            Particularly sensitive to price swings during periods of
potential                          economic uncertainty.

Equity securities of               Price volatility and other risks that accompany an
small-sized U.S. companies         investment in equity securities of growth-oriented and
                                   small-sized companies. Particularly sensitive to price
                                   swings during periods of economic uncertainty.

Equity securities of               Price volatility and other risks that accompany an
small-sized U.S. companies         investment in equity securities of growth-oriented and
believed to have growth            small-sized companies. Particularly sensitive to price
potential                          swings during periods of economic uncertainty.

Equity securities of               Price volatility and other risks that accompany an
small-sized U.S. companies         investment in equity securities of growth-oriented and
believed to have growth            small-sized companies. Particularly sensitive to price
potential                          swings during periods of economic uncertainty.

Equity securities of banks and     Price volatility and other risks that accompany an
thrifts or their holding or        investment in equity securities. Susceptible to risks of
parent companies, and savings      decline in the price of securities concentrated in the
accounts of mutual thrifts         banking and thrift industries.

Equity securities of companies     Price volatility and other risks that accompany an
located in countries around        investment in growth-oriented foreign equities. Sensitive
the world, which may include       to currency exchange rates, international political and
the U.S., believed to have         economic conditions and other risks that affect foreign
growth potential                   securities.

Equity securities of issuers       Price volatility and other risks that accompany an
located in countries outside       investment in foreign equities. Sensitive to currency
the U.S., believed to have         exchange rates, international political and economic
prices below their long-term       conditions and other risks that affect foreign securities.
value

Equity securities of larger        Price volatility and other risks that accompany an
companies in countries around      investment in growth-oriented foreign equities. Sensitive
the world, which may include       to currency exchange rates, international political and
the U.S., believed to have         economic conditions and other risks that affect foreign
growth potential                   securities.

Equity securities of               Price volatility, liquidity and other risks that accompany
small-sized companies in           an investment in equity securities of foreign, small-sized
countries around the world,        companies. Sensitive to currency exchange rates,
which may include the U.S.,        international political and economic conditions and other
believed to have growth            risks that affect foreign securities.
potential

----------
Funds
At A
Glance
----------

                FUND                                          INVESTMENT  OBJECTIVE
--------------------------------------------------------------------------------------------------
INTERNATIONAL   Emerging Markets Value Fund                   Long-term capital appreciation
EQUITY FUNDS    Adviser: Pilgrim Advisors, Inc.
(cont.)         Sub-Adviser: Brandes Investment
                Partners L.P.

                Emerging Countries Fund                       Long-term capital appreciation
                Adviser: Pilgrim Investments, Inc.
                Sub-adviser: Nicholas-Applegate Capital Mgt.

                Asia-Pacific Equity Fund                      Long-term capital appreciation
                Adviser: Pilgrim Investments, Inc.
                Sub-adviser: HSBC Asset Management

INCOME FUNDS    Government Securities Income Fund             High current income, consistent with
                Adviser: Pilgrim Investments, Inc.            liquidity and preservation of capital

                Strategic Income Fund                         Maximum total return
                Adviser: Pilgrim Investments, Inc.

                High Yield Fund                               High current income, with capital
                Adviser: Pilgrim Investments, Inc.            appreciation as a secondary objective

                High Yield Fund II                            High level of current income and
                Adviser: Pilgrim Investments, Inc.            capital growth

                High Total Return Fund                        High income and capital appreciation
                Adviser: Pilgrim Advisors, Inc.

                High Total Return Fund II                     High income and capital appreciation
                Adviser: Pilgrim Advisors, Inc.

                Money Market Fund                             High current income consistent with
                Adviser: Pilgrim Investments, Inc.            the preservation of capital and
                                                              liquidity

EQUITY &        Balanced Fund                                 Long-term capital appreciation and
INCOME FUNDS    Adviser: Pilgrim Investments, Inc.            current income of capital

                Convertible Fund                              Total return, consisting of capital
                Adviser: Pilgrim Investments, Inc.            appreciation and current income

MAIN INVESTMENTS                   MAIN RISKS
--------------------------------------------------------------------------------

Equity securities of issuers       Price volatility, liquidity and other risks that accompany
located in countries with          an investment in equities from emerging countries.
emerging securities markets        Sensitive to currency exchange rates, international
believed to have prices below      political and economic conditions and other risks that
their long-term value              affect foreign securities.

Equity securities of issuers       Price volatility, liquidity and other risks that accompany
located in countries with          an investment in equities from emerging countries.
emerging securities markets        Sensitive to currency exchange rates, international
believed to have growth            political and economic conditions and other risks that
potential.                         affect foreign securities.

Equity securities of companies     Price volatility and other risks that accompany an
based in the Asia-Pacific          investment in foreign equities and in securities of
region, excluding Australia        issuers in a single region. Sensitive to currency exchange
and Japan                          rates, international political and economic conditions and other risks that affect foreign securities.

Securities issued or               Credit, interest rate, prepayment and other risks that
guaranteed by the U.S.             accompany an investment in government bonds and mortgage
Government and certain of its      related investments. Generally has less credit risk than
agencies or instrumentalities      the other income funds.

Investment grade and high          Credit, interest rate, prepayment and other risks that
yield debt securities              accompany an investment in debt securities, including high yield debt securities. May be sensitive to credit risk
                                   during economic downturns.

High yield debt securities         Credit, interest rate and other risks that accompany an
                                   investment in lower-quality debt securities. Particularly
                                   sensitive to credit risk during economic downturns.

High yield debt securities,        Credit, liquidity, interest rate and other risks that
including those in the lowest      accompany an investment in lower-quality debt securities.
ratings, as well as equities       Particularly sensitive to credit risk during economic
and foreign securities             downturns. May also present price volatility from equity
                                   exposure. Foreign securities, may be sensitive to
                                   currency exchange rates, international political and
                                   economic conditions, and other risks.

High yield debt securities,        Credit, liquidity, interest rate and other risks that
including those in the lowest      accompany an investment in lower-quality debt securities.
ratings, and foreign securities    Particularly sensitive to credit risk during economic
                                   downturns. Foreign securities may be sensitive to currency exchange rates, international political and economic
                                   conditions, and other risks.

High yield debt securities,        Credit, liquidity, interest rate and other risks that
including those in the lowest      accompany an investment in lower-quality debt securities.
ratings, and foreign securities    Particularly sensitive to credit risk during economic
                                   downturns. Foreign securities may be sensitive to currency exchange rates, international, political and economic
                                   conditions, and other risks.

Shares of another investment       Credit, interest rate and other risks that accompany an
company whose main investments     investment in government bonds and mortgage related
incudes short-term securities      investments. Presents less credit and interest rate risk
issued or guaranteed by the        than the other income funds.
U.S. Government and certain of
its agencies and
instrumentalities.

A mix of equity and debt           Price volatility and other risks that accompany an
securities                         investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt
                                   securities.

Convertible securities of          Price volatility and other risks that accompany an
companies of various sizes, as     investment in equity securities. Credit, interest rate,
well as equities, and              liquidity and other risks that accompany an investment in
high-yield debt                    debt securities,and lower quality debt securities.

------------
U.S. Equity
Funds
------------
                                                       ADVISER
PILGRIM MAGNACAP FUND                                  Pilgrim Investments, Inc.
--------------------------------------------------------------------------------
OBJECTIVE
[GRAPHIC]


The Fund seeks growth of capital, with dividend income as a secondary consideration.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund is managed with the philosophy that companies that can best meet the Fund's objectives have paid increasing dividends or have had the capability to pay rising dividends from their operations. The Fund normally invests at least 65% of its assets in equity securities of companies that meet the following disciplined criteria:


CONSISTENT DIVIDENDS -- A company must have paid or had the financial capability from its operations to pay a dividend in 8 out of the last 10 years.

SUBSTANTIAL DIVIDEND INCREASES -- A company must have increased its dividend or had the financial capability from its operations to have increased its dividend at least 100% over the past 10 years.

REINVESTED EARNINGS -- Dividend payout must be less than 65% of current earnings.

STRONG BALANCE SHEET -- Long term debt should be no more than 25% of the company's total capitalization or a company's bonds must be rated at least A- or A-3.

ATTRACTIVE PRICE -- A company's current share price should be in the lower half of the stock's price/earnings ratio range for the past ten years, or the ratio of the share price to its anticipated future earnings must be an attractive value in relation to the average for its industry peer group or that of the Standard & Poor's 500 Composite Stock Price Index.


The equity securities in which the Fund may invest include common stocks, convertible securities, and rights or warrants. Normally, the Fund's investments are primarily in larger companies that are included in the largest 500 U.S. companies. The remainder of the Fund's assets may be invested in equity securities that the adviser believes have growth potential because they represent an attractive value. In selecting securities for the Fund, preservation of capital is also an important consideration. Although the Fund normally will be invested as fully as practicable in equity securities, assets that are not invested in equity securities may be invested in high quality debt securities. The Fund may invest up to 5% of its assets, measured at the time of investment, in foreign securities.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

MARKET TRENDS -- from time to time, the stock market may not favor the value securities that meet the Fund's disciplined investment criteria. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

DEBT SECURITIES -- the value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities.

CREDIT RISK -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

6  Pilgrim MagnaCap Fund

                                                           PILGRIM MAGNACAP FUND
--------------------------------------------------------------------------------
HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.


YEAR BY YEAR TOTAL RETURNS (%)(1)

   1990    1991   1992   1993   1994    1995    1996    1997    1998   1999
   ----    ----   ----   ----   ----    ----    ----    ----    ----   ----
  -3.11   25.28   8.02   9.25   4.15   35.22   18.51   27.73   16.09


----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

Best and worst quarterly performance during this period:


  quarter     :    %

  quarter     :    %

The Fund's year-to-date total return as of March 31, 2000 was    %.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's 500 Composite Stock Price Index.

AVERAGE ANNUAL TOTAL RETURNS(2)
                                                                          S&P
                                                                          500
                              Class A(3)    Class B(4)    Class M(5)    Index(6)
                              ----------    ----------    ----------    --------
One year, ended
December 31, 1999     %

Five years, ended
December 31, 1999     %                        N/A           N/A

Ten years, ended
December 31, 1999     %                        N/A           N/A

Since inception(7)    %          N/A

----------
(2) Class C shares of the Fund did not have a full year's performance during the year ended December 31, 1999.

(3)  Reflects deduction of sales charge of 5.75%.

(4) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and since inception returns.

(5)  Reflects deduction of sales charge of 3.5%.

(6) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization U.S. companies.

(7)  Classes B and M commenced operations on July 17, 1995.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                       Pilgrim MagnaCap Fund   7

-----------
U.S. Equity
Funds
-----------
                                                       ADVISER
PILGRIM LARGECAP LEADERS FUND                          Pilgrim Investments, Inc.
--------------------------------------------------------------------------------
OBJECTIVE
[GRAPHIC]

The Fund seeks long-term capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund normally invests at least 65% of its total assets in equity securities of large U.S. companies that the adviser believes are leaders in their industries. The adviser considers whether these companies have a sustainable competitive edge.

The adviser emphasizes a value approach, and seeks securities whose prices in relation to projected earnings are believed to be reasonable in comparison to the market. For this Fund, a company with a market capitalization (outstanding shares multiplied by price per share) of over $5 billion is considered to be a large company, although the Fund may also invest to a limited degree in companies that have a market capitalization between $1 billion and $5 billion.

The equity securities in which the Fund may invest include common stock, convertible securities, preferred stock, American Depositary Receipts, and warrants. The Fund normally invests as fully as practicable (at least 80%) in equity securities.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. The Fund also may invest in small and medium-sized companies, which may be more susceptible to price swings because they have fewer financial resources, more limited product and market diversification, and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the large company value securities in which the Fund invests. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

8  Pilgrim LargeCap Leaders Fund

                                                   PILGRIM LARGECAP LEADERS FUND
--------------------------------------------------------------------------------
HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

   1990    1991   1992   1993   1994    1995    1996    1997    1998  1999
   ----    ----   ----   ----   ----    ----    ----    ----    ----  ----
                                               21.07   20.15   20.08

----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Prior to November 1, 1998, the Fund's investment policies were different in that they emphasized large company value stocks without necessarily emphasizing industry leaders. Pilgrim Investments has been the Fund's investment adviser since the Fund commenced operations; however, prior to November 1, 1997, the Fund was managed by a sub-adviser.

Best and worst quarterly performance during this period:

  quarter     :    %

  quarter     :    %

The Fund's year-to-date total return as of March 31, 2000 was    %.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's 500 Composite Stock Price Index.

AVERAGE ANNUAL TOTAL RETURNS(3)
                                                                          S&P
                                                                          500
                              Class A(4)    Class B(5)    Class M(6)    Index(7)
                              ----------    ----------    ----------    --------
One year, ended
December 31, 1999     %

Since inception(8)    %

----------
(3) Class C shares of the Fund did not have a full year's performance during the year ended December 31, 1999.

(4)  Reflects deduction of sales charge of 5.75%.

(5) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and since inception returns.

(6)  Reflects deduction of sales charge of 3.5%.

(7) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization U.S. companies.

(8)  The Fund commenced operations on September 1, 1995.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                               Pilgrim LargeCap Leaders Fund   9

-----------
U.S. Equity
Funds
-----------
                                          ADVISER
                                          Pilgrim Advisors, Inc.
                                          SUB-ADVISER
PILGRIM RESEARCH ENHANCED INDEX FUND      J.P. Morgan Investment Management Inc.
--------------------------------------------------------------------------------
OBJECTIVE
[GRAPHIC]


The Fund seeks capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund invests primarily in large companies that make up the S&P 500 Index. Based on extensive research regarding projected company earnings and dividends, a valuation model ranks companies in each industry group according to their relative value. Using this valuation model, the portfolio managers select stocks for the Fund. Within each industry, the Fund modestly overweights stocks that are ranked as undervalued or fairly valued while modestly underweighting or not holding stocks that appear overvalued. Industry by industry, the fund's assets are invested so that the fund's industry sector allocations and market cap weightings closely parallel those of the S&P 500.

By owning a large number of stocks within the S&P 500, with an emphasis on those that appear undervalued or fairly valued, and by tracking the industry weightings and other characteristics of that index, the Fund seeks returns that modestly exceed those of the S&P 500 over the long term with virtually the same level of volatility.

Under normal market conditions, the Fund invests at least 80% of its total assets in common stocks included in the S&P 500. It may also invest in other common stocks not included in the S&P 500. The fund may also invest in certain higher-risk investments, including derivatives (generally these investments will be limited to S&P 500 options).

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. The portfolio managers try to remain fully invested in companies included in the S&P 500, and generally do not change this strategy even temporarily, which could make the Fund more susceptible to poor market conditions.

MARKET TRENDS -- from time to time, the stock market may not favor the large company securities that are ranked as undervalued or fairly valued in which the Fund invests. Rather, the market could favor small company stocks, growth-oriented HERE IT ISFund invests. Rather, the market could favor small company stocks, growth-oriented stocks, or may not favor equities at all.

RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

10  Pilgrim Research Enhanced Index Fund

                                            PILGRIM RESEARCH ENHANCED INDEX FUND
--------------------------------------------------------------------------------
HOW THE
FUND HAS
PERFORMED
[GRAPHIC]


The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.


The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

YEAR BY YEAR TOTAL RETURN (%)(1)

   1990    1991   1992   1993   1994    1995    1996    1997    1998    1999
   ----    ----   ----   ----   ----    ----    ----    ----    ----    ----


----------
(1) These figures are as of December 31, 1999. They do not reflect sales charges and would be lower if they did.

Best and worst quarterly performance during this period:

  quarter     :    %

  quarter     :    %

The Fund's year-to-date total return as of March 31, 2000 was    %.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard and Poor's 500 Composite Stock Price Index.

AVERAGE ANNUAL TOTAL RETURN
                                                                          S&P
                                                                          500
                              Class A(2)    Class B(3)    Class C(4)    Index(5)
                              ----------    ----------    ----------    --------
One year, ended
December 31, 1999(6)    %         --            --            --            --

                        %

----------
(2)  Reflects deduction of sales charge of 5.75%

(3)  Reflects deduction of deferred sales charge of 5% for the 1 year return.


(4)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.

(5) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization U.S. companies.


(6)  The Fund commenced operations on December 30, 1998.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.


                                       Pilgrim Research Enhanced Index Fund   11

-----------
U.S. Equity
Funds
-----------
Adviser
Pilgrim Advisors, Inc.
PILGRIM GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------
OBJECTIVE
[GRAPHIC]



This Fund seeks long-term growth of capital.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund invests primarily in common stock of U.S. companies that the portfolio manager feels have above average prospects for growth.

Under normal market conditions, the Fund invests at least 65% of its total assets in securities purchased on the basis of the potential for capital appreciation. These securities may be from large-cap, mid-cap or small-cap companies.

The portfolio managers use a "top down" disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. The portfolio managers seek to invest in companies expected to benefit most from major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempt to provide a framework for identifying the industries and companies expected to benefit most. This top down approach is combined with rigorous fundamental research (a bottoms up approach) to guide stock selection and portfolio structure.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the portfolio manager feels have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund may invest in small and medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET  TRENDS -- from time to time,  the stock  market may not favor the growth
securities  in  which  the  Fund  invests.   Rather,   the  market  could  favor
value-oriented stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

12  Pilgrim Growth Opportunities Fund

                                               PILGRIM GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------
HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's shares from year to year.


YEAR BY YEAR TOTAL RETURNS (%)(1)

   1990    1991   1992   1993   1994    1995    1996    1997    1998    1999
   ----    ----   ----   ----   ----    ----    ----    ----    ----    ----
  -4.59   38.75   8.70  11.01  -7.01   25.05   20.54   23.59   23.61

----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did. The figures shown for 1996 to 1999 provide performance for Class A shares of the Fund. The figures shown for the years 1990 to 1995 provide performance for Class T shares of the Fund, revised to reflect expenses of Class A shares.


Best and worst quarterly performance during this period:


  quarter     :    %

  quarter     :    %

The Fund's year-to-date total return as of March 31, 2000 was    %.


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's 500 Composite Stock Price Index.

AVERAGE ANNUAL TOTAL RETURNS
                                                                                      S&P
                                                                                      500
                                Class A(2)   Class B(3)   Class C(4)   Class T(5)   Index(6)
                                ----------   ----------   ----------   ----------   --------
One year, ended
December 31, 1999         %
Five years, ended
December 31, 1999         %       N/A          N/A          N/A
Ten years, ended
December 31, 1999         %       N/A          N/A          N/A
Since inception of
Classes A, B, and C(7)    %                                              N/A
Since inception of
Class T(7)                %       N/A          N/A          N/A

----------
(2)  Reflects deduction of sales charge of 5.75%

(3) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and since inception returns.

(4)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.

(5)  Reflects deduction of a deferred sales charge of 4% for the 1 year return.

(6) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization U.S. companies.

(7) Classes A, B and C commenced operations on June 5, 1995. Class T commenced operations on February 3, 1986.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                          Pilgrim Growth Opportunities Fund   13

-----------
U.S. Equity
Funds
-----------
                                                       ADVISER
                                                       Pilgrim Investments, Inc.
                                                       SUB-ADVISER
                                                       Nicholas-Applegate
PILGRIM LARGECAP GROWTH FUND                           Capital Management
--------------------------------------------------------------------------------
OBJECTIVE
[GRAPHIC]


The Fund seeks long-term capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund normally invests at least 65% of its total assets in equity securities of large U.S. companies. The equity securities in which the Fund may invest include common and preferred stocks, warrants, and convertible securities.

The sub-adviser emphasizes a growth approach by searching for successful, growing companies that are managing change advantageously and poised to exceed growth expectations. It focuses on a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies. It uses a blend of traditional fundamental research of individual securities and a computer intensive ranking system that analyzes and ranks securities. The sub-adviser seeks to uncover signs of "change at the margin" -- positive business developments which are not yet fully reflected in a company's stock price.

In analyzing specific companies for possible investment, the sub-adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The sub-adviser usually considers whether to sell a particular security when any of those factors materially changes.

The Fund considers a company to be large if its market capitalization corresponds at the time of purchase to the upper 90% of the Russell 1000 Growth Index. In the sub-adviser's opinion, the bottom 10% of the Index includes companies with capitalizations less than $3.9 billion. Capitalization of companies in the Index will change with market conditions.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the sub-adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies.

MARKET TRENDS -- from time to time, the stock market may not favor the large company, growth-oriented securities in which the Fund invests. Rather, the market could favor value stocks or small company stocks, or may not favor equities at all.

SECURITIES LENDING -- There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

14  Pilgrim LargeCap Growth Fund

                                                    PILGRIM LARGECAP GROWTH FUND
--------------------------------------------------------------------------------
HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

   1990    1991   1992   1993   1994    1995    1996    1997    1998    1999
   ----    ----   ----   ----   ----    ----    ----    ----    ----    ----
                                                               59.45

----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Prior to May 24, 1999, Nicholas-Applegate Capital Management was the adviser, rather than sub-adviser, to the Fund.

Best and worst quarterly performance during this period:

  quarter     :    %

  quarter     :    %

The Fund's year-to-date total return as of March 31, 2000 was    %.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Russell 1000 Growth Index.

AVERAGE ANNUAL TOTAL RETURNS
                                                                        Russell
                                                                          1000
                                                                         Growth
                             Class A(3)    Class B(4)    Class C(5)     Index(6)
                             ----------    ----------    ----------     --------
One year, ended
December 31, 1999    %
Since inception(7)   %

----------
(3)  Reflects deduction of sales charge of 5.75%.

(4) Reflects deduction of deferred sales charge of 5% and 3%, respectively, for 1 year and since inception returns.

(5)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.

(6) The Russell 1000 Growth Index is an unmanaged index that measures the performance of those companies among the Russell 1000 Index with higher than average price-to-book ratios and forecasted growth.

(7)  The Fund commenced operations on July 21, 1997.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                               Pilgrim LargeCap Growth Fund   15

-----------
U.S. Equity
Funds
-----------
                                                       ADVISER
PILGRIM MIDCAP VALUE FUND                              Pilgrim Investments, Inc.
--------------------------------------------------------------------------------
OBJECTIVE
[GRAPHIC]

The Fund seeks long-term capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund normally invests as fully as practicable (at least 80% of its assets) in equity securities of medium-sized U.S. companies. The Fund will normally invest at least 65% of its assets in equity securities of companies that meet the following disciplined criteria, which are intended to identify companies that are attractive values:

CONSISTENT DIVIDENDS -- The company must have paid or had the financial capability from its operations to pay a dividend in its last five fiscal years.


STRONG BALANCE SHEET -- If the company has debt that is rated, that debt is rated investment grade by a nationally recognized rating agency. If the company does not have debt that is rated, the company's long-term debt to capitalization ratio is below 25%.

REINVESTED EARNINGS -- The company currently pays out in dividends less than 65% of current earnings, or less than the dividend payout as a percentage of current earnings of at least half of the medium-sized companies in similar industries.

ATTRACTIVE PRICE -- The ratio of the stock's price to the next fiscal year's anticipated earnings is less than the corresponding ratio for at least half of the medium-sized companies in similar industries.

The Fund considers a company to be medium-sized if it has a market capitalization between $1 billion and $8 billion. The equity securities in which the Fund may invest include common stock, convertible securities, preferred stock and warrants.

PENDING MERGER -- Subject to shareholder approval, the Fund's Board of Directors has approved the reorganization of the Fund into Pilgrim MagnaCap Fund. You could therefore ultimately hold shares of that fund.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in medium-sized companies, which may be more susceptible to price swings than larger companies, but usually tend to have less volatile price swings than smaller companies. Securities of medium-size companies may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the mid-cap value securities that meet the Fund's disciplined investment criteria. Rather, the market could favor growth-oriented stocks or large or small company stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of mid-size companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

16  Pilgrim MidCap Value Fund

                                                       PILGRIM MIDCAP VALUE FUND
--------------------------------------------------------------------------------
HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

   1990    1991   1992   1993   1994    1995    1996    1997    1998   1999
   ----    ----   ----   ----   ----    ----    ----    ----    ----   ----
                                               29.56   21.87    4.89

----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Prior to October 1, 1999, the Fund's investment policies were different in that they emphasized midcap value stocks without employing the current disciplined selection criteria. Pilgrim Investments has been the Fund's investment adviser since the Fund commenced operations; however, prior to October 1, 1999, the Fund was managed by a sub-adviser.

Best and worst quarterly performance during this period:

  quarter   :    %

  quarter   :    %

The Fund's year-to-date total return as of March 31, 2000 was    %.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of two broad measures of market performance -- the Russell Midcap Index and the Russell Midcap Value Index.

AVERAGE ANNUAL TOTAL RETURNS(3)
                                                                        Russell
                                                            Russell     Midcap
                                                            Midcap       Value
                     Class A(4)   Class B(5)   Class M(6)   Index(7)    Index(8)
                     ----------   ----------   ----------   --------    --------
One year,
ended
December 31,
1999            %

Since
inception(9)    %

----------
(3) Class C shares of the Fund did not have a full year's performance during the year ended December 31, 1999.

(4)  Reflects deduction of sales charge of 5.75%.

(5) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and since inception returns.

(6)  Reflects deduction of a sales charge of 3.5%.

(7) The Russell Midcap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index.

(8) The Russell MidCap Value Index measures the performance of companies in the Russell Midcap Index with lower book-to-price ratios and lower forecasted growth values.

(9) Classes A, B and M commenced operations on September 1, 1995. Class C commenced operations on May 24, 1999.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                  Pilgrim MidCap Value Fund   17

-----------
U.S. Equity
Funds
-----------
                                                          ADVISER
PILGRIM MIDCAP OPPORTUNITIES FUND                         Pilgrim Advisors, Inc.
--------------------------------------------------------------------------------
OBJECTIVE
[GRAPHIC]


This Fund seeks long-term capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund invests primarily in the common stocks of mid-sized U.S. companies that the portfolio managers feel have above average prospects for growth. For this Fund, mid-sized companies are companies with market capitalizations that fall within the range of companies in the S&P MidCap 400 Index. As of November 30, 1999, the market capitalization of companies in the S&P MidCap 400 ranged from $195 million to $23 billion. The market capitalization range will change as the range of the companies included in the S&P MidCap 400 changes.

The portfolio managers use a "top-down" disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. The portfolio managers seek to invest in companies expected to benefit most from the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempt to provide a framework for identifying the industries and companies expected to benefit most. This top-down approach is combined with rigorous fundamental research (a bottoms-up approach) to guide stock selection and portfolio structure.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the portfolio manager feels have the potential for growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund invests in medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the mid-cap growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large or small company stocks, or may not favor equities at all.

The Fund's investment in technology sectors of the stock market and in initial public offerings has had a significant impact on performance in 1999 and other periods. There can be no assurance that these factors will continue to have a positive effect on the Fund.

INABILITY TO SELL SECURITIES -- securities of mid-size companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

18  Pilgrim MidCap Opportunities Fund

                                               PILGRIM MIDCAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------
HOW THE
FUND HAS
PERFORMED
[GRAPHIC]


The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.


The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

YEAR BY YEAR TOTAL RETURN (%)(1)

   1990    1991   1992   1993   1994    1995    1996    1997    1998   1999
   ----    ----   ----   ----   ----    ----    ----    ----    ----   ----

----------
(1) These figures are as of December 31, 1999. They do not reflect sales charges and would be lower if they did.

Best and worst quarterly performance during this period:

  quarter     :    %

  quarter     :    %

The Fund's year-to-date total return as of March 31, 2000 was    %.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard and Poor's MidCap 400 Index.

AVERAGE ANNUAL TOTAL RETURN
                                                                         S&P
                                                                      MidCap 400
                             Class A(2)    Class B(3)    Class C(4)    Index(5)
                             ----------    ----------    ----------    --------
One year, ended
December 31, 1999    %

Since Inception(6)   %

----------
(2)  Reflects deduction of sales charge of 5.75%

(3)  Reflects deduction of deferred sales charge of 5% for the 1 year return.

(4)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.

(5) The S&P MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.


(6)  The Fund commenced operations on August 20, 1998.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                          Pilgrim MidCap Opportunities Fund   19

-----------
U.S. Equity
Funds
-----------
ADVISER
PILGRIM MIDCAP GROWTH FUND                             Pilgrim Investments, Inc.
--------------------------------------------------------------------------------
OBJECTIVE
[GRAPHIC]


The Fund seeks maximum long-term capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]


Under normal conditions, the Fund invests at least 65% of its total assets in equity securities of medium-sized U.S. companies, and at least 75% of its total assets in common stocks that the portfolio managers feel have above average prospects for growth. Medium-sized companies are companies with market capitalizations between $1.6 billion and $10.7 billion. The market capitalization range will change as the range of the companies included in the S&P MidCap 400 changes and with market conditions.

The portfolio managers emphasize a growth approach by searching for successful, growing companies that are managing change advantageously and may be poised to exceed growth expectations. It focuses on both a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies and a thematic approach in structuring the portfolio and a sell discipline. Themes attempt to articulate the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and provide a framework for identifying the industries and companies expected to benefit most. This top down approach is combined with rigorous fundamental research (a "bottom up" approach) to guide stock selection and portfolio structure.


In periods of unusual market conditions, the Fund may temporarily invest part or all of its assets in cash or high quality money market securities. In these circumstances, the Fund may not achieve its objective.


--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the portfolio manager feels have the potential for growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund invests in medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources and more limited product and market diversification, and may be dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the mid-cap growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large or small company stocks, or may not favor equities at all.

The Fund's investment in technology sectors of the stock market and in initial public offerings has had a significant impact on performance in 1999 and other periods. There can be no assurance that these factors will continue to have a positive effect on the Fund.

INABILITY TO SELL SECURITIES -- securities of mid-size companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

20  Pilgrim MidCap Growth Fund

                                                      PILGRIM MIDCAP GROWTH FUND
--------------------------------------------------------------------------------
HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.


YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

   1990    1991   1992   1993   1994    1995    1996    1997    1998   1999
   ----    ----   ----   ----   ----    ----    ----    ----    ----   ----
                               -11.00  37.64   15.84   15.88   14.14

----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Pilgrim Investments has been the Fund's investment adviser since May 24, 1999; however, prior to April 1, 2000, the Fund was managed by a sub-adviser.

Best and worst quarterly performance during this period:

  quarter     :    %

  quarter     :    %

The Fund's year-to-date total return as of March 31, 2000 was    %.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's MidCap 400 Index and the Russell Midcap Growth Index.

AVERAGE ANNUAL TOTAL RETURNS
                                                                    S&P      Russell
                                                                   MidCap     Midcap
                                                                    400       Growth
                           Class A(3)   Class B(4)   Class C(5)   Index(6)   Index(7)
                           ----------   ----------   ----------   --------   --------
 One year, ended
 December 31, 1999    %

 Five years, ended
 December 31, 1999    %                    N/A

 Since inception of
 Classes A and C(7)   %                    N/A

 Since inception
 of Class B(7)        %       N/A                       N/A

----------
(3)  Reflects deduction of sales charge of 5.75%.

(4) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and since inception returns.

(5)  Reflects deduction of a sales charge of 1% for the 1 year return.

(6) The S&P MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.

(7) The Russell Midcap Growth Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index.

(8) Classes A and C commenced operations on April 19, 1993. Class B commenced operations on May 31, 1995.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                 Pilgrim MidCap Growth Fund   21

-----------
U.S. Equity
Funds
-----------
                                                 ADVISER
                                                 Pilgrim Advisors, Inc.
                                                 SUB-ADVISER
PILGRIM GROWTH + VALUE FUND                      Navellier Fund Management, Inc.
--------------------------------------------------------------------------------
OBJECTIVE
[GRAPHIC]


The Fund seeks capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]


The Fund invests primarily in a diversified portfolio of equity securities, including common and preferred stock, warrants and convertible securities.

The Fund invests in common stock of companies the portfolio manager believes are poised to rise in price. The Sub-Adviser uses a "bottom-up" quantitative screening process designed to identify and select inefficiently priced stocks that achieved superior returns compared to their risk characteristics. The Sub-Adviser first uses a proprietary computer model to calculate and analyze a "reward/risk" ratio. The reward/risk ratio is designed to identify stocks with above average market returns and risk levels which are reasonable for higher return rates. The Sub-Adviser then applies a quantitative analysis which focuses on growth and value fundamental characteristics, such as earnings growth, earnings momentum, price to earnings (P/E) ratios, and internal reinvestment rates. The Sub-Adviser then allocates stocks according to how they complement other portfolio holdings.


Under normal market conditions, the Fund invests at least 65% of its total assets in securities purchased on the basis of the potential for capital appreciation. These securities may be from large-cap, mid-cap, or small-cap companies.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund's performance will be affected if the portfolio manager makes an inaccurate assessment of economic conditions and investment opportunities, and chooses growth companies that do not grow as quickly as hoped, or value companies that continue to be undervalued by the market. Although the sub-adviser invests in value companies to decrease volatility, these investments may also lower the Fund's performance. The Fund's investments in smaller and mid-sized companies may be more susceptible to price swings than investments in larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the mix of growth and value securities in which the Fund invests. Rather, the market could favor growth stocks to the exclusion of value stocks, or favor value stocks to the exclusion of growth stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of smaller and mid-sized companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

CHANGES IN INTEREST RATES -- the value of the Fund's convertible securities may fall when interest rates rise. Convertibles with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

CREDIT RISK -- the Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

22  Pilgrim Growth + Value Fund

                                                     PILGRIM GROWTH + VALUE FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.


YEAR BY YEAR TOTAL RETURNS (%)(1)

   1990    1991   1992   1993   1994    1995    1996    1997    1998   1999
   ----    ----   ----   ----   ----    ----    ----    ----    ----   ----
                                                       18.10   17.72

----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

Best and worst quarterly performance during this period:

  quarter     :    %

  quarter     :    %

The Fund's year-to-date total return as of March 31, 2000 was    %.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Russell 2000 Index.

AVERAGE ANNUAL TOTAL RETURNS
                                                                        Russell
                                                                          2000
                              Class A(2)    Class B(3)    Class C(4)    Index(5)
                              ----------    ----------    ----------    --------
One year, ended
December 31, 1999     %

Since inception(6)    %

----------
(2)  Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5% and 3%, respectively, for 1 year and since inception returns.

(4)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.

(5) The Russell 2000 Index is an unmanaged index that measures the performance of securities of smaller U.S. companies.

(6)  The Fund commenced operations on November 18, 1996.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                Pilgrim Growth + Value Fund   23

-----------
U.S. Equity
Funds
-----------
                                                          ADVISER
PILGRIM SMALLCAP OPPORTUNITIES FUND                       Pilgrim Advisors, Inc.
--------------------------------------------------------------------------------
OBJECTIVE
[GRAPHIC]


The Fund seeks capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund invests at least 65% of its total assets in the common stock of smaller, lesser-known U.S. companies that the portfolio manager believes have above average prospects for growth. For this Fund, smaller companies are those with market capitalizations that fall within the range of companies in the Russell 2000 Index, which is an index that measures the performance of small companies. The market capitalization range will change as the range of the companies included in the Russell 2000 changes. The median market capitalization of companies held by the Fund as of September 30, 1999 was $1.1 billion.

The portfolio manager uses a "top-down" disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a brand-oriented approach in structuring the portfolio and a sell discipline. The portfolio manager seeks to invest in companies expected to benefit most from the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempts to provide a framework for identifying the industries and companies expected to benefit most. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.


The Fund was closed to new investors effective February 29, 2000. Investors who were shareholders of the Fund on that day may continue to buy shares after that date into accounts existing on that day. The Fund may reopen in the future subject to the discretion of the Board of Trustees.


--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the portfolio manager feels have above average prospects for growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund invests in smaller companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the small sized growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large company stocks, or may not favor equities at all.

The Fund's investment in technology sectors of the stock market and in initial public offerings has had a significant impact on performance in 1999 and other periods. There can be no assurance that these factors will continue to have a positive effect on the Fund.

INABILITY TO SELL SECURITIES -- securities of smaller companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

24  Pilgrim SmallCap Opportunities Fund

                                             PILGRIM SMALLCAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------
HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's shares from year to year.


YEAR BY YEAR TOTAL RETURNS (%)(1)

   1990    1991   1992   1993   1994    1995    1996    1997    1998   1999
   ----    ----   ----   ----   ----    ----    ----    ----    ----   ----
  -8.18   57.92  15.19  20.81  -4.21   11.99   18.16   14.94    7.59

----------
(1) These figures are as of December 31, of each year. They do not reflect sales charges and would be lower if they did. The figures shown for the years 1996 to 1999 provide performance for Class A shares of the Fund. The figures shown for the years 1990 to 1995 provide performance for Class T shares of the Fund, revised to reflect expenses of Class A shares.

Best and worst quarterly performance during this period:

  quarter     :    %

  quarter     :    %

The Fund's year-to-date total return as of March 31, 2000 was    %.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Russell 2000 Index.

AVERAGE ANNUAL TOTAL RETURNS
                                                                                   Russell
                                                                                     2000
                               Class A(2)   Class B(3)   Class C(4)   Class T(5)   Index(6)
                               ----------   ----------   ----------   ----------   --------
One year, ended
December 31, 1999        %

Five years, ended
December 31, 1999        %       N/A          N/A          N/A

Ten years, ended
December 31, 1999        %       N/A          N/A          N/A

Since inception of
Classes A, B, and C(7)   %                                              N/A

Since inception
for Class T(7)           %       N/A          N/A

----------
(2)  Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and since inception returns.

(4)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.

(5)  Reflects deduction of a deferred sales charge of 4% for the 1 year return.

(6) The Russell 2000 Index is an unmanaged index that measures the performance of securities of small companies.

(7) Classes A, B and C commenced operations on June 5, 1995. Class T commenced operations on February 3, 1986.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                        Pilgrim SmallCap Opportunities Fund   25

-----------
U.S. Equity
Funds
-----------
ADVISER
PILGRIM SMALLCAP GROWTH FUND                           Pilgrim Investments, Inc.
--------------------------------------------------------------------------------
OBJECTIVE
[GRAPHIC]

The Fund seeks maximum long-term capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

Under normal conditions, the Fund invests at least 65% of its total assets in equity securities of small U.S. companies, and at least 75% of its total assets in common stocks that the portfolio manager feels have above average prospects for growth. Smaller companies are companies with market capitalizations that fall within the range of companies in the Russell 2000 Index. The market capitalization range will change as the range of the companies included in the Russell 2000 changes.

The Fund emphasizes a growth approach by searching for successful, growing companies that are managing change advantageously and may be poised to exceed growth expectations. It focuses on both a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies and a thematic approach in structuring the portfolio and a sell discipline. Themes attempt to articulate the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and provide a framework for identifying the industries and companies expected to benefit most. This top down approach is combined with rigorous fundamental research (a "bottom up" approach) to guide stock selection and portfolio structure.


In periods of unusual market conditions, the Fund may temporarily invest part or all of its assets in cash or high quality money market securities. In these circumstances, the Fund may not achieve its objective.


The Fund considers a company to be small if it has a market capitalization corresponding at the time of purchase to the middle 90% of the Russell 2000 Growth Index. In the adviser's opinion, the middle 90% includes companies with capitalizations between $255 million and $1.4 billion. Capitalization of companies in the Index will change with market conditions.


--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the portfolio manager feels have above average prospects for growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund invests in small-cap companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the small-cap growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large company stocks, or may not favor equities at all.

The Fund's investment in technology sectors of the stock market and in initial public offerings has had a significant impact on performance in 1999 and other periods. There can be no assurance that these factors will continue to have a positive effect on the Fund.

26  Pilgrim SmallCap Growth Fund

                                                    PILGRIM SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------
HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.


YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

   1990    1991   1992   1993   1994    1995    1996    1997    1998   1999
   ----    ----   ----   ----   ----    ----    ----    ----    ----   ----
                               -4.03   34.87   18.27   11.24    3.68


----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.


(2) Pilgrim Investments has been the Fund's investment adviser since May 24, 1999; however, prior to April 1, 2000, the Fund was managed by a sub-adviser.


Best and worst quarterly performance during this period:


  quarter     :    %

  quarter     :    %

The Fund's year-to-date total return as of March 31, 2000 was    %.


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Russell 2000 Growth Index.


AVERAGE ANNUAL TOTAL RETURNS
                                                                        Russell
                                                                          2000
                                                                         Growth
                              Class A(3)    Class B(4)    Class C(5)    Index(6)
                              ----------    ----------    ----------    --------
One year, ended
December 31, 1999         %

Five years, ended
December 31, 1999         %                   N/A

Since inception of
Classes A and C(7)        %                   N/A

Since inception
for Class B(7)            %     N/A                         N/A


----------
(3)  Reflects deduction of sales charge of 5.75%.

(4) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and since inception returns.

(5)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.


(6) The Russell 2000 Growth Index is an unmanaged index that measures the performance of securities of smaller U.S. companies with greater-than-average growth orientation.


(7) Classes A and C commenced operations on December 27, 1993. Class B commenced operations on May 31, 1995.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.


                                               Pilgrim SmallCap Growth Fund   27

------------
U.S. Equity
Funds
------------
ADVISER
PILGRIM BANK AND THRIFT FUND                           Pilgrim Investments, Inc.
--------------------------------------------------------------------------------
OBJECTIVE
[GRAPHIC]


The Fund primarily seeks long-term capital appreciation; a secondary objective is income.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund invests, under normal market conditions, at least 65% of its total assets in equity securities of national and state-chartered banks (other than money center banks), thrifts, and the holding or parent companies of such depository institutions, and in savings accounts of mutual thrifts that may allow the Fund to participate in stock conversions of the mutual thrift. This policy may only be changed with approval of the shareholders of the Fund. The equity securities described above include common stocks, convertible securities (including convertible preferred stock) and warrants, but do not include non-convertible preferred stocks or adjustable rate preferred stocks.

The Fund may invest up to 35% of its total assets in equity securities, including preferred stocks or adjustable rate preferred stocks, of other types of issuers, including money center banks, other financial services companies, and companies that are not in financial services industries, and in nonconvertible debt securities (including certificates of deposit, commercial paper, notes, bonds or debentures) of any maturity that are either issued or guaranteed by the United States Government or an agency thereof or issued by a corporation or other issuer and rated in one of the top four categories by Moody's (Baa and better) or S&P (BBB and better) or similarly rated by another nationally recognized rating organization. The Fund may invest up to 10% of its assets in securities of other investment companies.

The adviser emphasizes a value approach, and selects securities that are undervalued relative to the market and have potential for future growth, including securities of institutions that the adviser believes are well positioned to take advantage of investment opportunities in the banking and thrift industries.

--------------------------------------------------------------------------------
RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- The value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in small- to medium-sized companies, which may be more susceptible to price swings than larger companies.

MARKET TRENDS -- from time to time, the stock market may not favor the value securities in which the Fund invests. Rather, the market could favor growth-oriented stocks or large company stocks, or may not favor equities at all.

RISKS OF CONCENTRATION -- because the Fund's investments are concentrated in the banking and thrift industries, the value of the Fund may be subject to greater volatility than a fund with a portfolio that is less concentrated. If securities of banks and thrifts as a group falls out of favor, the Fund could underperform funds that focus on other types of companies.

28  Pilgrim Bank and Thrift Fund

                                                    PILGRIM BANK AND THRIFT FUND
--------------------------------------------------------------------------------
HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.


YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

   1990    1991   1992   1993   1994    1995    1996    1997    1998    1999
   ----    ----   ----   ----   ----    ----    ----    ----    ----    ----
  -18.14  49.49  32.36   7.79  -1.89   49.69   41.10   64.86   -1.83


----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Prior to October 17, 1997, the Fund operated as a closed-end investment company.

Best and worst quarterly performance during this period:


  quarter     :    %

  quarter     :    %

The Fund's year-to-date total return as of March 31, 2000 was    %.


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of three broad measures of market performance -- the S&P 500 Index, the S&P Major Regional Banks Index and the NASDAQ 100 Financial Index.


AVERAGE ANNUAL TOTAL RETURNS(2)
                                                             S&P
                                                            Major       NASDAQ
                                                 S&P       Regional      100
                              Class    Class     500        Banks      Financial
                              A(3)     B(4)    Index(5)    Index(6)    Index(7)
                              ----     ----    --------    --------    --------
One year, ended
December 31, 1999     %
Five years, ended
December 31, 1999     %                N/A
Ten years, ended
December 31, 1999     %                N/A                                N/A
Since inception
of Class B(8)         %       N/A


----------
(3)  Reflects deduction of sales charge of 5.75%.


(4) Reflects deduction of deferred sales charge of 5% and 3%, respectively, for 1 year and since inception returns.


(5) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization U.S. companies.

(6) The S&P Major Regional Banks Index is an unmanaged index that measures the performance of securities of major regional banks in the S&P 500 Index.

(7) The NASDAQ 100 Financial Index is an unmanaged index that measures the performance of securities of the 100 largest financial companies traded on NASDAQ.

(8)  Class B shares commenced operations on October 17, 1997.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.


                                               Pilgrim Bank and Thrift Fund   29

-------------
International
Equity Funds
-------------
                                                       ADVISER
                                                       Pilgrim Investments, Inc.
                                                       SUB-ADVISER
                                                       Nicholas-Applegate
PILGRIM WORLDWIDE GROWTH FUND                          Capital Management
--------------------------------------------------------------------------------
OBJECTIVE
[GRAPHIC]


The Fund seeks maximum long-term capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

Under normal conditions, the Fund invests at least 65% of its total assets in securities of issuers located in at least three different countries, one of which may be the U.S.

The Fund normally invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. The Fund may invest in companies located in countries with emerging securities markets when the sub-adviser believes they present attractive investment opportunities.

The Fund's sub-adviser emphasizes a growth approach by searching for successful, growing companies that are managing change advantageously and poised to exceed growth expectations. It focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of traditional fundamental research of individual securities, calling on the expertise of many external analysts in different countries throughout the world, and a computer intensive ranking system that analyzes and ranks securities. The sub-adviser seeks to uncover signs of "change at the margin" -- positive business developments which are not yet fully reflected in a company's stock price. It gathers financial data on 20,000 companies in over 50 countries.

In analyzing specific companies for possible investment, the sub-adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The sub-adviser usually considers whether to sell a particular security when any of those factors materially changes.

In allocating the Fund's assets, the sub-adviser attempts to identify securities of countries that are expected to provide the best opportunities for meeting the Fund's investment objective.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the sub-adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund may also invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many may be dependent on a few key managers.

MARKET  TRENDS -- from time to time,  the stock  market may not favor the growth
securities  in  which  the  Fund  invests.   Rather,   the  market  could  favor
value-oriented stocks, or may not favor equities at all.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging markets countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

INABILITY TO SELL SECURITIES -- securities of foreign companies may trade in lower volume and may be less liquid than securities of U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

SECURITIES LENDING -- There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

30  Pilgrim Worldwide Growth Fund

                                                   PILGRIM WORLDWIDE GROWTH FUND
--------------------------------------------------------------------------------
HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.


YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

   1990    1991   1992   1993   1994    1995    1996    1997    1998   1999
   ----    ----   ----   ----   ----    ----    ----    ----    ----   ----
                                2.45   14.74   17.92   17.28   37.34


----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Prior to May 24, 1999, Nicholas-Applegate Capital Management was the adviser, rather than sub-adviser, to the Fund.

Best and worst quarterly performance during this period:


  quarter     :    %

  quarter     :    %

The Fund's year-to-date total return as of March 31, 2000 was    %.


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the MSCI World Index.


AVERAGE ANNUAL TOTAL RETURNS
                                                                          MSCI
                                                                         World
                              Class A(3)    Class B(4)    Class C(5)    Index(6)
                              ----------    ----------    ----------    --------
One year, ended
December 31, 1999    %

Five years, ended
December 31, 1999    %                         N/A

Since inception of
Classes A and C(7)   %                         N/A

Since inception
of Class B(7)        %           N/A                          N/A


----------
(3)  Reflects deduction of sales charge of 5.75%.


(4) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and since inception returns.


(5)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.

(6) The Morgan Stanley Capital International World (MSCI World) Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(7) Classes A and C commenced operations on April 19, 1993. Class B commenced operations on May 31, 1995.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.


                                              Pilgrim Worldwide Growth Fund   31

-------------
International
Equity Funds
-------------
                                                          ADVISER
                                                          Pilgrim Advisors, Inc.
                                                          SUB-ADVISER
                                                          Brandes Investment
PILGRIM INTERNATIONAL VALUE FUND                          Partners, L.P.
--------------------------------------------------------------------------------
OBJECTIVE
[GRAPHIC]


The Fund seeks long-term capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund invests primarily in foreign companies with market capitalizations greater than $1 billion, but it may hold up to 25% of its assets in companies with smaller market capitalizations.

The portfolio managers apply the technique of "value investing" by seeking stocks that their research indicates are priced below their long-term value.

The Fund holds common stocks, preferred stocks, American, European and Global depository receipts, as well as convertible securities.

Under normal circumstances, the Fund will invest at least 65% of its total assets in securities of companies located in at least three countries other than the U.S. The Fund may invest up to the greater of:

*  20% of its assets in any one country or industry, or,

* 150% of the weighting of the country or industry in the MSCI EAFE Index, as long as the Fund meets any industry concentration or diversification requirements under the Investment Company Act.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund's investments may be affected by the following additional risks:


RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Fund may also invest in small and medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the value-oriented stocks that the Fund invests in. Rather, the market could favor growth-oriented stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of smaller companies and some foreign companies may trade in lower volume and may be less liquid than securities of larger, more established companies or U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

32  Pilgrim International Value Fund

                                                PILGRIM INTERNATIONAL VALUE FUND
--------------------------------------------------------------------------------
HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.


YEAR BY YEAR TOTAL RETURN (%)(1)

   1990    1991   1992   1993   1994    1995    1996    1997    1998   1999
   ----    ----   ----   ----   ----    ----    ----    ----    ----   ----
                                               15.23   17.86   13.46


----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

Best and worst quarterly performance during this period:


  quarter     :    %

  quarter     :    %

The Fund's year-to-date total return as of March 31, 2000 was    %.


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the MSCI EAFE Index.


AVERAGE ANNUAL TOTAL RETURNS
                                                                          MSCI
                                                                          EAFE
                              Class A(2)    Class B(3)    Class C(4)    Index(5)
                              ----------    ----------    ----------    --------
 One year, ended
 December 31, 1999    %

 Since inception of
 Classes A and C(6)   %                        N/A

 Since inception
 of Class B(6)        %          N/A                         N/A


----------
(2)  Reflects deduction of sales charge of 5.75%


(3) Reflects deduction of deferred sales charge of 5% and 3%, respectively, for 1 year and since inception returns.


(4)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.

(5)  The Morgan Stanley Capital  International Europe Australasia Far East (MSCI
     EAFE) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East.

(6) Classes A and C commenced operations on March 6, 1995. Class B commenced operations on April 18, 1997.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.


                                           Pilgrim International Value Fund   33

-------------
International
Equity Funds
-------------
                                                       ADVISER
                                                       Pilgrim Investments, Inc.
                                                       SUB-ADVISER
                                                       Nicholas-Applegate
PILGRIM INTERNATIONAL CORE GROWTH FUND                 Capital Management
--------------------------------------------------------------------------------
OBJECTIVE
[GRAPHIC]


The Fund seeks maximum long-term capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

Under normal conditions, the Fund invests at least 65% of its total assets in securities of issuers located in countries outside the U.S. The Fund may invest up to 35% of its total assets in U.S. issuers.

The Fund invests primarily in large capitalized companies ("large cap stocks") located worldwide. In the opinion of the sub-adviser large cap stocks are those whose stock market capitalizations are predominantly in the top 75% of publicly traded companies as measured by stock market capitalizations in over 50 countries. The market capitalization ranges of the various countries' large cap stocks may vary greatly due to fluctuating currency values, differences in the size of the respective economies, and movements in the local stock markets.

Under normal conditions, the Fund invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. The Fund may invest in companies located in countries with emerging securities markets when the sub-adviser believes they present attractive investment opportunities.

The Fund's sub-adviser emphasizes a growth approach by searching for successful, growing companies that are managing change advantageously and poised to exceed growth expectations. It focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of traditional fundamental research of individual securities, calling on the expertise of many external analysts in different countries throughout the world, and a computer intensive ranking system that analyzes and ranks securities. The sub-adviser seeks to uncover signs of "change at the margin" -- positive business developments which are not yet fully reflected in a company's stock price. It gathers financial data on 20,000 companies in over 50 countries.

In analyzing specific companies for possible investment, the sub-adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The sub-adviser usually considers whether to sell a particular security when any of those factors materially changes.

In allocating the Fund's assets, the sub-adviser attempts to identify securities of countries that are expected to provide the best opportunities for meeting the Fund's investment objective.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the sub-adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund invests in large companies, which sometimes have more stable prices than smaller companies.

MARKET TRENDS -- from time to time, the stock market may not favor the growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or smaller company stocks, or may not favor equities at all.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

SECURITIES LENDING -- There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

34  Pilgrim International Core Growth Fund

                                          PILGRIM INTERNATIONAL CORE GROWTH FUND
--------------------------------------------------------------------------------
HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.


YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

   1990    1991   1992   1993   1994    1995    1996    1997    1998   1999
   ----    ----   ----   ----   ----    ----    ----    ----    ----   ----
                                                               20.96


----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Prior to May 24, 1999, Nicholas-Applegate Capital Management was the adviser, rather than sub-adviser, to the Fund.

Best and worst quarterly performance during this period:


  quarter     :    %

  quarter     :    %

The Fund's year-to-date total return as of March 31, 2000 was    %.


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the MSCI EAFE Index.


AVERAGE ANNUAL TOTAL RETURNS
                                                                          MSCI
                                                                          EAFE
                              Class A(3)    Class B(4)    Class C(5)    Index(6)
                              ----------    ----------    ----------    --------
One year, ended
December 31, 1999    %

Since inception(7)   %


----------
(3)  Reflects deduction of sales charge of 5.75%.


(4) Reflects deduction of deferred sales charge of 5% and 3% respectively for 1 year and since inception returns.


(5)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.

(6)  The Morgan Stanley Capital  International Europe Australasia Far East (MSCI
     EAFE) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East.

(7)  The Fund commenced operations on February 28, 1997.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.


                                     Pilgrim International Core Growth Fund   35

-------------
International
Equity Funds
-------------
                                                       ADVISER
                                                       Pilgrim Investments, Inc.
                                                       SUB-ADVISER
                                                       Nicholas-Applegate
PILGRIM INTERNATIONAL SMALLCAP GROWTH FUND             Capital Management
--------------------------------------------------------------------------------
OBJECTIVE
[GRAPHIC]


The Fund seeks maximum long-term capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

Under normal conditions, the Fund invests at least 65% of its total assets in securities of small companies located outside the U.S. The Fund may invest up to 35% of its total assets in U.S. issuers.

The Fund invests primarily in smaller-capitalized companies ("small cap stocks") located worldwide. In the opinion of the Fund's sub-adviser, small cap stocks are those whose stock market capitalizations are predominantly in the bottom 25% of publicly traded companies as measured by stock market capitalizations in over 50 countries. The market capitalization ranges of the various countries' small cap stocks may vary greatly due to fluctuating currency values, differences in the size of the respective economies, and movements in the local stock markets.

The Fund normally invests at least 75% of its total assets in common and preferred stock, warrants and convertible securities. The Fund may invest in companies located in countries with emerging securities markets when the sub-adviser believes they present attractive investment opportunities.

The Fund's sub-adviser emphasizes a growth approach by searching for successful, growing companies that are managing change advantageously and poised to exceed growth expectations. It focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of traditional fundamental research of individual securities, calling on the expertise of many external analysts in different countries throughout the world, and a computer intensive ranking system that analyzes and ranks securities. The sub-adviser seeks to uncover signs of "change at the margin" -- positive business developments which are not yet fully reflected in a company's stock price.

In analyzing specific companies for possible investment, the sub-adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The sub-adviser usually considers whether to sell a particular security when any of those factors materially changes.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the sub-adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund invests in small companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the small-cap growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large company stocks, or may not favor equities at all.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

INABILITY TO SELL SECURITIES -- securities of smaller and foreign companies trade in lower volume and may be less liquid than securities of larger U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

SECURITIES LENDING -- There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

36  Pilgrim International SmallCap Growth Fund

                                      PILGRIM INTERNATIONAL SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------
HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.


YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

   1990    1991   1992   1993   1994    1995    1996    1997    1998   1999
   ----    ----   ----   ----   ----    ----    ----    ----    ----   ----
                                        5.51   17.58   13.46   35.57


----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Prior to May 24, 1999, Nicholas-Applegate Capital Management was the adviser, rather than sub-adviser, to the Fund.

Best and worst quarterly performance during this period:


  quarter     :    %

  quarter     :    %

The Fund's year-to-date total return as of March 31, 2000 was    %.


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Salomon EPAC EM Index.


AVERAGE ANNUAL TOTAL RETURNS
                                                                        Salomon
                                                                         EPAC
                                                                          EM
                              Class A(3)    Class B(4)    Class C(5)    Index(6)
                              ----------    ----------    ----------    --------
One year, ended
December 31, 1999    %

Five years, ended
December 31, 1999    %                         N/A

Since inception of
Classes A and C(7)   %                         N/A

Since inception
of Class B(7)        %           N/A                         N/A


----------
(3)  Reflects deduction of sales charge of 5.75%.


(4) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and since inception returns.


(5)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.

(6) The Salomon EPAC Extended Market (Salomon EPAC EM) Index is an unmanaged index that measures the performance of securities of smaller-capitalization companies in 22 countries excluding the U.S. and Canada.

(7) Classes A and C commenced operations on August 31, 1994. Class B commenced operations on May 31, 1995.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.


                                 Pilgrim International SmallCap Growth Fund   37

-------------
International
Equity Funds
-------------
                                                          ADVISER
                                                          Pilgrim Advisors, Inc.
                                                          SUB-ADVISER
                                                          Brandes Investment
PILGRIM EMERGING MARKETS VALUE FUND                       Partners, L.P.
--------------------------------------------------------------------------------
OBJECTIVE
[GRAPHIC]


The Fund seeks long-term capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund invests primarily in companies located in countries with emerging markets, including companies that may be smaller and lesser-known.

The portfolio managers apply the technique of "value investing" by seeking stocks that their research indicates are priced below their long-term value.

The Fund may invest in common stocks, preferred stocks, American, European and Global depositary receipts, shares of closed-end investment companies, as well as convertible securities.

Under normal market conditions, the Fund will invest at least 65% of its total assets in securities of companies located in countries with emerging markets. Countries with emerging markets include those countries that are generally considered to be emerging market countries by the international financial community. The Fund may invest up to the greater of:

*  20% of its assets in any one country or industry, or,

* 150% of the weighting of the country or industry in the MSCI EMF Index, as long as the Fund meets any industry concentration or diversification requirements under the Investment Company Act.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund's investments may be affected by the following additional risks:

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. For emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund may invest in smaller companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the value-oriented stocks that the Fund invests in. Rather, the market could favor growth-oriented stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of smaller and emerging market companies trade in lower volume and may be less liquid than securities of companies in larger, more established markets. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

38  Pilgrim Emerging Markets Value Fund

                                             PILGRIM EMERGING MARKETS VALUE FUND
--------------------------------------------------------------------------------
HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.


YEAR BY YEAR TOTAL RETURN (%)(1)

   1990    1991   1992   1993   1994    1995    1996    1997    1998    1999
   ----    ----   ----   ----   ----    ----    ----    ----    ----    ----
                                                               -22.58

----------
(1) These figures are as of December 31, 1999. They do not reflect sales charges and would be lower if they did.


Best and worst quarterly performance during this period:


  quarter     :    %

  quarter     :    %

The Fund's year-to-date total return as of March 31, 2000 was    %.


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the MSCI EMF Index.


AVERAGE ANNUAL TOTAL RETURN
                                                                          MSCI
                                                                          EMF
                              Class A(2)    Class B(3)    Class C(4)    Index(5)
                              ----------    ----------    ----------    --------
One year, ended
December 31, 1999    %
Since Inception(6)   %


----------
(2)  Reflects deduction of sales charge of 5.75%


(3) Reflects deduction of deferred sales charge of 5% and 4%, respectively, for 1 year and since inception returns.


(4)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.

(5) The Morgan Stanley Capital International Emerging Markets Free (MSCI EMF) Index is an unmanaged index that measures the performance of securities listed on exchanges in developing nations throughout the world.

(6)  The Fund commenced operations on January 1, 1998.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.


                                        Pilgrim Emerging Markets Value Fund   39

-------------
International
Equity Funds
-----------
                                                       ADVISER
                                                       Pilgrim Investments, Inc.
                                                       SUB-ADVISER
                                                       Nicholas-Applegate
PILGRIM EMERGING COUNTRIES FUND                        Capital Management
--------------------------------------------------------------------------------
OBJECTIVE
[GRAPHIC]


The Fund seeks maximum long-term capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund invests at least 65% of its total assets in equity securities of issuers located in at least three countries with emerging securities markets -- that is, countries with securities markets which are, in the opinion of the sub-adviser, emerging as investment markets but have yet to reach a level of maturity associated with developed foreign stock markets. The sub-adviser currently selects portfolio securities from an investment universe of approximately 6,000 foreign issuers in over 35 emerging markets.

Under normal market conditions, the Fund invests at least 75% of its total assets in common and preferred stock, warrants and convertible securities. The Fund may invest at least 35% of its assets in U.S. companies.

The Fund's sub-adviser emphasizes a growth approach, and seeks issuers in the early stages of development believed to be undergoing a basic change in operations.

In analyzing specific companies for possible investment, the sub-adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The sub-adviser usually considers whether to sell a particular security when any of those factors materially changes.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the sub-adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund may invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the growth securities in which the Fund invests, or may not favor equities at all.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. Investments in emerging market countries are generally riskier than other kinds of foreign investments, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

INABILITY TO SELL SECURITIES -- securities of emerging market companies trade in lower volume and may be less liquid than securities of companies in larger, more established markets. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

SECURITIES LENDING -- There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

40  Pilgrim Emerging Countries Fund

                                                 PILGRIM EMERGING COUNTRIES FUND
--------------------------------------------------------------------------------
HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.


YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

   1990    1991   1992   1993   1994    1995    1996    1997    1998    1999
   ----    ----   ----   ----   ----    ----    ----    ----    ----    ----
                                        6.34   27.50    9.44   -22.19


----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Prior to May 24, 1999, Nicholas-Applegate Capital Management was the adviser, rather than sub-adviser, to the Fund.

Best and worst quarterly performance during this period:


  quarter     :    %

  quarter     :    %

The Fund's year-to-date total return as of March 31, 2000 was    %.


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the MSCI EMF Index.


AVERAGE ANNUAL TOTAL RETURNS
                                                                          MSCI
                                                                          EMF
                              Class A(3)    Class B(4)    Class C(5)    Index(6)
                              ----------    ----------    ----------    --------
One year, ended
December 31, 1999    %

Five years, ended
December 31, 1999    %                       N/A

Since inception of
Classes A and C(7)   %                       N/A

Since inception
of Class B(7)        %         N/A                         N/A


----------
(3)  Reflects deduction of sales charge of 5.75%.


(4) Reflects deduction of deferred sales charge of 5% and 1%, respectively, for 1 year and since inception returns.


(5)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.

(6) The Morgan Stanley Capital International Emerging Markets Free (MSCI EMF) Index is an unmanaged index that measures the performance of securities listed on exchanges in developing nations throughout the world.

(7) Classes A and C commenced operations on November 28, 1994. Class B commenced operations on May 31, 1995.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.


                                            Pilgrim Emerging Countries Fund   41

-------------
International
Equity Funds
-------------
                                                       ADVISER
                                                       Pilgrim Investments, Inc.
                                                       SUB-ADVISER
                                                       HSBC Asset Management
                                                       (Americas), Inc. and HSBC
                                                       Asset Management (Hong
PILGRIM ASIA-PACIFIC EQUITY FUND                       Kong) Limited
--------------------------------------------------------------------------------
OBJECTIVE
[GRAPHIC]


The Fund seeks long-term capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund normally invests at least 65% of its total assets in equity securities listed on stock exchanges in countries in the Asia-Pacific region or issued by companies based in this region. Asia-Pacific countries in which the Fund invests include, but are not limited to, China, Hong Kong, Indonesia, Korea, Malaysia, Philippines, Singapore, Taiwan and Thailand, but do not include Japan and Australia. The equity securities in which the Fund may invest include common stock, convertible securities, preferred stock, warrants, American Depositary Receipts, European Depositary Receipts and other depositary receipts.

The Fund is managed using the investment philosophy that the sub-adviser, HSBC Asset Management Americas, Inc. and HSBC Asset Management Hong Kong Limited
(HSBC), uses in managing private Asia-Pacific portfolios. HSBC bases investment decisions on a disciplined approach that takes into consideration the following factors: a macroeconomic overview of the region, specific country analysis, setting target country weightings, evaluation of industry sectors within each country, and selection of specific stocks. In selecting specific securities, the sub-adviser emphasizes a value approach that seeks growth at a reasonable price. This approach involves analysis of such fundamental factors as absolute rates of change of earnings growth, earnings growth relative to the market and industry, quality of earnings and stability of earnings growth, quality of management and product line, interest rate sensitivity and liquidity of the stock.

The criteria used by the Fund to determine whether an issuer is based in the Asia-Pacific region are: the country in which the issuer was organized; the country in which the principal securities market for that issuer is located; the country in which the issuer derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or the country in which at least 50% of the issuer's assets are located.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

MARKET  TRENDS -- from time to time,  the stock  market  may not favor the value
securities  in  which  the  Fund  invests.   Rather,   the  market  could  favor
growth-oriented stocks, or may not favor equities at all.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

RISKS OF THE ASIA-PACIFIC REGION -- the Asia-Pacific region includes countries in various stages of economic development, including emerging market countries. In 1997 and 1998, securities markets in Asian countries suffered significant downturns and volatility, and currencies lost value in relation to the U.S. dollar. Currency devaluation in any one country may have a significant effect on the entire region. Increased political or social unrest in some or all Asian countries could cause further economic and market uncertainty.

RISKS OF CONCENTRATION -- because the Fund concentrates on a single region of the world, the Fund's performance may be more volatile than that of a Fund that invests globally. If Asia-Pacific securities fall out of favor, it may cause the Fund to underperform funds that focus on other types of stocks.

INABILITY TO SELL SECURITIES -- securities of emerging market companies trade in lower volume and may be less liquid than securities of companies in larger, more established markets. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

42  Pilgrim Asia-Pacific Equity Fund

                                                PILGRIM ASIA-PACIFIC EQUITY FUND
--------------------------------------------------------------------------------
HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.


YEAR BY YEAR TOTAL RETURNS (%)(1)

   1990    1991   1992   1993   1994    1995    1996    1997    1998    1999
   ----    ----   ----   ----   ----    ----    ----    ----    ----    ----
                                                9.46   -43.73  -15.51


----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

Best and worst quarterly performance during this period:


  quarter     :    %

  quarter     :    %

The Fund's year-to-date total return as of March 31, 2000 was    %.


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the MSCI Far East ex-Japan Index.


AVERAGE ANNUAL TOTAL RETURNS
                                                                          MSCI
                                                                        Far East
                                                                          Free
                                                                        ex-Japan
                              Class A(2)    Class B(3)    Class M(4)    Index(5)
                              ----------    ----------    ----------    --------
One year, ended
December 31, 1999    %

Since inception      %


----------
(2)  Reflects deduction of sales charge of 5.75%.


(3) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and since inception returns.


(4)  Reflects deduction of sales charge of 3.5% for the 1 year return.

(5) The Morgan Stanley Capital International Far East Free ex-Japan (MSCI Far East Free ex-Japan) Index is an unmanaged index that measures the performance of securities listed on exchanges in the Far East markets excluding Japan.

(6)  The Fund commenced operations on September 1, 1995.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.


                                           Pilgrim Asia-Pacific Equity Fund   43

------
Income
Funds
------
                                                       ADVISER
PILGRIM GOVERNMENT SECURITIES INCOME FUND              Pilgrim Investments, Inc.
--------------------------------------------------------------------------------
OBJECTIVE
[GRAPHIC]


The Fund seeks high current income, consistent with liquidity and preservation of capital.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund normally invests at least 70% of its total assets in securities issued or guaranteed by the U.S. Government and the following agencies or instrumentalities of the U.S. Government: the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corporation (FHLMC). Such securities include direct obligations of the U.S. Treasury and mortgage-backed securities. The Fund may fall below the 70% threshold due to changes in the value of the Fund's holdings or the sale of securities to meet redemptions, in which case the Fund will purchase only U.S. Government securities until the 70% level is restored. The remainder of the Fund's assets may be invested in securities issued by other agencies and instrumentalities of the U.S. Government and in instruments collateralized by securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The foregoing policies are fundamental and may not be changed without shareholder approval.

The Fund may invest in securities of any maturity; however, the Fund is expected to have a dollar-weighted average duration within a range of 20% above or below that of the Lehman Intermediate Treasury Index. As of September 30, 1999, the dollar-weighted average duration of the Lehman Intermediate Treasury Index was
3.05 years. The adviser determines the composition of the Fund's portfolio on the basis of its judgment of existing market conditions, such as the general direction of interest rates, trends in creditworthiness, expected inflation, supply and demand of fixed income securities, and other factors. The Fund may enter into reverse repurchase agreements, dollar roll transactions or pairing off transactions. The Fund does not invest in highly leveraged derivatives, such as swaps, interest-only or principal-only stripped mortgage-backed securities, or interest rate futures contracts.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


CHANGES IN INTEREST RATES -- the value of the Fund's investments may fall when interest rates rise. This Fund may be particularly sensitive to interest rates because it primarily invests in U.S. government securities. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

CREDIT RISK -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Fund is subject to less credit risk than the other income funds because it principally invests in debt securities issued or guaranteed by the U.S. Government, its agencies and government sponsored enterprises.

PREPAYMENT RISK -- the Fund may invest in mortgage related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Fund will be forced to reinvest this money at lower yields.

44  Pilgrim Government Securities Income Fund

                                       PILGRIM GOVERNMENT SECURITIES INCOME FUND
--------------------------------------------------------------------------------
HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.


YEAR BY YEAR TOTAL RETURNS (%)(1)

  1990    1991   1992    1993   1994    1995    1996    1997    1998    1999
  ----    ----   ----    ----   ----    ----    ----    ----    ----    ----
  8.03   11.90  7.46(8)  4.71  -3.61   14.51    2.56    7.85    5.61


----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

Best and worst quarterly performance during this period:


  quarter     :    %

  quarter     :    %

The Fund's year-to-date total return as of March 31, 2000 was    %.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of two broad measures of market performance -- the Lehman Brothers Government/Mortgage Index and the Lehman Brothers Intermediate Treasury Index.

AVERAGE ANNUAL TOTAL RETURNS(2)
                                                       Lehman         Lehman
                                                       Gov't/      Intermediate
                            Class    Class    Class    Mortgage      Treasury
                            A(3)     B(4)     M(5)     Index(6)      Index(7)
                            ----     ----     ----     --------      --------
One year, ended
December 31, 1999      %

Five years, ended
December 31, 1999      %             N/A      N/A

Ten years, ended
December 31, 1999(8)   %             N/A      N/A

Since inception of
Classes B and M(9)     %    N/A

----------
(2) Class C and T shares of the Fund did not have a full year's performance during the year ended December 31, 1999.

(3)  Reflects deduction of sales charge of 4.75%.


(4) Reflects deduction of deferred sales charge of 5% and 2% respectively for 1 year and since inception returns.

(5)  Reflects deduction of a sales charge of 3.25%.

(6) The Lehman Brothers Government/Mortgage Index is an unmanaged index that measures the performance of U.S. Government agencies and instrumentalities, as well as mortgage pass-through instruments issued by FNMA, FHLMC and GNMA.

(7) The Lehman Brothers Intermediate Treasury Index is an unmanaged index that measures the performance of U.S. Treasuries with maturities of under 10 years. Information on the Lehman Intermediate Index is presented because effective May 24, 1999, the Fund seeks an average portfolio duration within +/-20% of the duration of that Index. Previously, the Fund's average portfolio maturity was generally longer.

(8) The Fund earned income and realized capital gains as a result of entering into reverse repurchase agreements during the six-month period from July to December 1992 that caused the Fund to exceed its 10% investment restriction on borrowing. Therefore, the Fund's performance was higher than it would have been had the Fund adhered to its borrowing restriction.

(9)  Classes B and M commenced operations on July 17, 1995.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.


                                  Pilgrim Government Securities Income Fund   45

------
Income
Funds
------
                                                       ADVISER
PILGRIM STRATEGIC INCOME FUND                          Pilgrim Investments, Inc.
--------------------------------------------------------------------------------
OBJECTIVE
[GRAPHIC]

The Fund seeks maximum total return.


INVESTMENT
STRATEGY
[GRAPHIC]


Under normal conditions, the Fund invests at least 60% of its total assets in debt securities issued by U.S. and foreign corporations, U.S. and foreign governments, and their agencies and instrumentalities that are rated in one of the top four categories by a nationally recognized statistical rating agency, or of comparable quality if unrated. These securities include bonds, notes, mortgage-backed and asset-backed securities with rates that are fixed, variable or floating. The Fund may invest up to 40% of its total assets in high yield debt securities, commonly known as "junk bonds." There is no minimum credit rating for high yield debt securities in which the Fund may invest. The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Fund may invest in debt securities of any maturity; however, the average portfolio duration of the Fund will generally range from two to eight years. The Fund may invest up to 30% of its total assets in securities payable in foreign currencies. The Fund may invest up to 10% of its assets in other investment companies that invest in secured floating rate loans, including up to 5% of its assets in Pilgrim Prime Rate Trust, a closed-end investment company. The Fund may also use options, futures contracts and interest rate and currency swaps as hedging techniques. The Fund does not invest in interest-only or principal-only stripped mortgage-backed securities.

PENDING MERGER -- Subject to shareholder approval, the Fund's Board of Trustees has approved the reorganization of the Fund into Pilgrim High Yield Fund. You could therefore ultimately hold shares of that fund.


--------------------------------------------------------------------------------

RISKS
[GRAPHIC]


You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

CHANGES IN INTEREST RATES -- the value of the Fund's investments may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

CREDIT RISK -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. This Fund may be subject to more credit risk than the other income funds, because it may invest in high yield debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments.

PREPAYMENT RISK -- the Fund may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Fund will be forced to reinvest this money at lower yields.

INABILITY TO SELL SECURITIES -- high yield securities may be less liquid than higher quality investments. A security in the lowest rating categories, that is unrated, or whose credit rating has been lowered may be particularly difficult to sell. Foreign securities and mortgage-related and asset-backed debt securities may be less liquid than other debt securities. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.


RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.


RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivatives instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

46  Pilgrim Strategic Income Fund

                                                   PILGRIM STRATEGIC INCOME FUND
--------------------------------------------------------------------------------
HOW THE
FUND HAS
PERFORMED
[GRAPHIC]


The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's shares from year to year.


YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

  1990    1991   1992   1993   1994    1995    1996    1997    1998    1999
  ----    ----   ----   ----   ----    ----    ----    ----    ----    ----
                                               1.77    9.04    7.94



----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.


(2) Prior to May 24, 1999 a different adviser managed the Fund. The figure shown for the year 1999 provides performance for Class A shares of the Fund. The figures shown for the years 1996 to 1998 provide performance for Institutional Class shares of the Fund, revised to reflect expenses of Class A shares.

Best and worst quarterly performance during this period:

  quarter     :    %

  quarter     :    %

The Fund's year-to-date total return as of March 31, 2000 was    %.


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Lehman Aggregate Bond Index.


AVERAGE ANNUAL TOTAL RETURNS
                                                                        Lehman
                                                           Insti-      Aggregate
                                Class    Class    Class    tutional      Bond
                                A(3)     B (4)    C (5)    Class(6)     Index(7)
                                ----     -----    -----    --------     --------
One year, ended
December 31, 1999        %       --       --       --

Since inception
of Classes A, B,
and C (8)                %       --       --       --         N/A

Since inception
of Institutional
Class (9)                %       N/A      N/A      N/A        --          --


----------
(3)  Reflect deduction of sales charge of 4.75%.

(4) Reflects deduction of a deferred sales charge of 5% and 4%, repsectively, for the 1 year and since inception returns.

(5)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.


(6)  Institutional Class shares of the Fund are no longer offered.

(7) The Lehman Aggregate Bond Index is an unmanaged index that measures the performance of fixed income securities that are similar, but not identical, to those in the Fund's portfolio.

(8)  Classes A, B and C commenced operations on July 27, 1998.

(9) Institutional Class shares of the Fund commenced operations on August 31, 1995.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                              Pilgrim Strategic Income Fund   47

------
Income
Funds
------
                                                       ADVISER
PILGRIM HIGH YIELD FUND                                Pilgrim Investments, Inc.
--------------------------------------------------------------------------------
OBJECTIVE
[GRAPHIC]


The Fund seeks a high level of current income, with capital appreciation as a secondary objective.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund normally invests at least 65% of its assets in high yield debt securities, including preferred stock and convertible securities, that do not in the opinion of the adviser involve undue risk relative to their expected return. High yield securities, which are commonly known as "junk bonds," are securities that are rated below investment grade, i.e., rated lower than Baa by Moody's Investors Service, Inc. or BBB by Standard and Poor's, or of comparable quality if not rated. Generally, the Fund will invest in securities rated lower than B by Moody's or S&P only when the adviser believes the financial condition of the issuer or other available protections reduce the risk to the Fund or that there is greater value in the securities than is reflected in their prevailing market price. There is no minimum credit rating for high yield securities in which the Fund may invest. The Fund may invest in debt securities of any maturity. In selecting securities for the Fund, preservation of capital is a consideration.

The remainder of the Fund's assets may be invested in common stocks, investment grade preferred stocks, investment grade debt obligations of all types, U.S. Government securities, warrants, money market instruments (including repurchase agreements on U.S. Government securities), mortgage-related securities and participation interests and assignments in floating rate loans and notes. The Fund may also invest up to 10% of its assets in foreign debt securities of any rating. The Fund may invest in financial futures and related options to attempt to hedge risk, although the Fund has not invested in such instruments since Pilgrim Investments, Inc. became the adviser in 1995 through the date of this prospectus.

In selecting equity securities, the adviser uses a "bottom-up" analysis that focuses on individual companies and assesses the company's valuation, financial condition, management, competitiveness, and other factors.

Differences Between the Fund and High Yield Fund II -- While both Funds invest primarily in high yield securities, the High Yield Fund normally emphasizes bonds with stronger credit ratings in the high yield bond universe. Thus, of the two Funds, High Yield Fund II normally presents the potential for higher income, but with potentially higher credit risk and volatility.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

The Fund is subject to risks associated with investing in lower rated debt securities. You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


CREDIT RISK -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Fund may be subject to more credit risk than other income funds because it invests in high yield (or "junk bond") debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments. This is especially true during periods of economic uncertainty or economic downturns. The Fund is also subject to credit risk through its investment in floating rate loans.

CHANGES IN INTEREST RATES -- the value of the Fund's investments may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

PREPAYMENT RISK -- the Fund may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Fund will be forced to reinvest this money at lower yields.

INABILITY TO SELL SECURITIES -- high yield securities may be less liquid than higher quality investments. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial. A security whose credit rating has been lowered may be particularly difficult to sell.

RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

PRICE VOLATILITY -- Equity securities face market, issuer and other risks, and their values may go up and down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks, securities depositories or exchanges than those in the U.S., and foreign controls on investment.

48  Pilgrim High Yield Fund

                                                         PILGRIM HIGH YIELD FUND
--------------------------------------------------------------------------------
HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.


YEAR BY YEAR TOTAL RETURNS (%)(1)

    1990    1991   1992   1993   1994    1995    1996    1997    1998   1999
    ----    ----   ----   ----   ----    ----    ----    ----    ----   ----
   -9.49   29.44  16.19  18.52  -1.55   17.71   15.76   14.98   -2.96


----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

Best and worst quarterly performance during this period:


   quarter   %

   quarter   %

The Fund's year-to-date total return as of March 31, 2000 was   %.


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Lehman Brothers High Yield Bond Index.


AVERAGE ANNUAL TOTAL RETURNS(2)
                                                                        Lehman
                                                                      High Yield
                                                                         Bond
                              Class A(3)    Class B(4)    Class M(5)   Index(6)
                              ----------    ----------    ----------   --------
One year, ended
December 31, 1999     %
Five years, ended
December 31, 1999     %                        N/A           N/A
Ten years, ended
December 31, 1999     %                        N/A           N/A
Since inception(7)    %          N/A

----------
(2) Class C shares of the Fund did not have a full year's performance during the year ended December 31, 1999.

(3)  Reflects deduction of sales charge of 4.75%.


(4) Reflects deduction of deferred sales charge of 5% and 2% respectively for 1 year and since inception returns.

(5)  Reflects deduction of a sales charge of 3.25%.

(6) The Lehman Brothers High Yield Bond Index is an unmanaged index that measures the performance of fixed-income securities that are similar, but not identical, to those in the Fund's portfolio.

(7)  Classes B and M commenced operations on July 17, 1995.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.


                                                    Pilgrim High Yield Fund   49

------
Income
Funds
------
                                                       ADVISER
PILGRIM HIGH YIELD FUND II                             Pilgrim Investments, Inc.
--------------------------------------------------------------------------------
OBJECTIVE
[GRAPHIC]


The Fund seeks a high level of current income and capital growth.

INVESTMENT
STRATEGY
[GRAPHIC]

Under normal conditions, the Fund invests at least 65% of its total assets in high yield, lower rated debt securities, which are commonly referred to as "junk bonds," and convertible securities rated below investment grade (i.e., lower than the four highest rating categories) by a nationally recognized statistical rating agency, or of comparable quality if unrated. There is no limit on either the portfolio maturity or the acceptable rating of securities bought by the Fund. Securities may bear rates that are fixed, variable or floating. The Fund may invest up to 35% of its total assets in equity securities of U.S. and foreign companies, including securities of companies in emerging markets. In selecting equity securities, the adviser uses a "bottom-up" analysis that focuses on individual companies and assesses the company's valuation, financial condition, management, competitiveness, and other factors.

The Fund is not restricted to investments in companies of any particular size, but currently intends to invest principally in companies with market capitalization above $100 million at the time of purchase. The Fund may also use options, futures contracts and interest rate and currency swaps as hedging techniques or to help seek the Fund's investment objectives.


DIFFERENCES BETWEEN THE FUND AND HIGH YIELD FUND


While both Funds invest primarily in high yield securities, the High Yield Fund normally emphasizes bonds with stronger credit ratings in the high yield bond universe. Thus, of the two Funds, High Yield Fund II normally presents the potential for higher income, but with potentially higher credit risk and volatility.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


CREDIT RISK -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Fund may be subject to more credit risk than other income funds because it invests in high yield debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments. This is especially true during periods of economic uncertainty or economic downturns.

CHANGES IN INTEREST RATES -- the value of the Fund's investments may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in debt securities with intermediate and long term maturities. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

PREPAYMENT RISK -- the Fund may invest in mortgage-related securities, which can be paid off early if the owners of the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Fund will be forced to reinvest this money at lower yields.

INABILITY TO SELL SECURITIES -- high yield securities may be less liquid than higher quality investments. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund. A security in the lowest rating categories, that is unrated, or whose credit rating has been lowered may be particularly difficult to sell. Valuing less liquid securities involves greater exercise of judgment and may be more subjective than valuing securities using market quotes.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. Investments in emerging markets countries are generally riskier than other kinds of foreign investments, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

RISK OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivative instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

PRICE VOLATILITY -- equity securities face market, issuer and other risks, and their values may go up and down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer.

50  Pilgrim High Yield Fund II

                                                      PILGRIM HIGH YIELD FUND II
--------------------------------------------------------------------------------
HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's shares from year to year.


YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

   1990    1991   1992   1993   1994    1995    1996    1997    1998   1999
   ----    ----   ----   ----   ----    ----    ----    ----    ----   ----
                                                       21.05    4.69


----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.


(2) Prior to May 24, 1999 a different adviser managed the Fund. The figure shown for the year 1999 provides performance for the Class A shares of the Fund. The figures shown for the years 1997 and 1998 provide performance for Institutional Class shares of the Fund. revised to reflect expenses of Class A shares.


Best and worst quarterly performance during this period:


   quarter   :   %

   quarter   :   %

The Fund's year-to-date total return as of March 31, 2000 was   %.


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the First Boston High Yield Index.


AVERAGE ANNUAL TOTAL RETURNS(3)
                                                                         First
                                                                         Boston
                                Class    Class   Class   Institutional    High
                                 A(4)     B(5)   C(6)      Class(7)     Index(8)
                                 ----     ----   ----      --------     --------
 One year, ended
 December 31, 1999         %      --       --     --          --           --
 Since inception of
 Classes A, B and C(9)     %      --       --     --          N/A          --
 Since inception of
 Institutional Class(10)   %      N/A      N/A    N/A         --           --

----------
(3) Class T shares did not have a full year's performance as of December 31, 1999.

(4)  Reflects deduction of a sales charge of 4.75%.

(5) Reflects deduction of a deferred sales charge of 5% and 4%, respectively, for the 1 year and since inception returns.


(6)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.

(7)  Institutional Class shares of the Fund are no longer offered.


(8) The First Boston High Yield Index is an unmanaged index that measures the performance of fixed income securities similar, but not identical, to those in the Fund's portfolio.

(9) Classes A, B and C commenced operations on March 27, 1998. Class T commenced operations on January 4, 2000.

(10) Institutional Class shares of the Fund commenced operations on July 31, 1996.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                 Pilgrim High Yield Fund II   51

------
Income
Funds
------
                                                          ADVISER
PILGRIM HIGH TOTAL RETURN FUND                            Pilgrim Advisors, Inc.
--------------------------------------------------------------------------------
OBJECTIVE
[GRAPHIC]


The Fund seeks high income and capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund invests primarily in higher-yielding, lower-rated bonds (junk bonds) to achieve high current income with potential for capital growth.

Under normal market conditions, the Fund invests at least 65% of its total assets in high-yielding, lower-rated U.S. dollar-denominated debt securities of any maturity of U.S. and foreign issuers. It may also invest up to 35% of its total assets in securities denominated in foreign currencies. It may invest up to 50% of its assets in securities of foreign issuers, including 35% in emerging market debt. Most of the debt securities the Fund invests in are lower-rated and considered speculative, including bonds in the lowest rating categories and unrated bonds. It can invest up to 10%, and can hold up to 25%, of its assets in securities rated below Caa by Moody's or CCC by S&P. It also holds debt securities that pay fixed, floating or adjustable interest rates and may hold pay-in-kind securities and discount obligations, including zero coupon securities, and mortgage-related or asset-backed debt securities.

The Fund may also invest in equity or equity-related securities, such as common stock, preferred stock, convertible securities and rights and warrants attached to debt instruments.

In selecting equity securities, the adviser uses a "bottom-up" analysis that focuses on individual companies and assesses the company's valuation, financial condition, management, competitiveness, and other factors.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


CHANGES IN INTEREST RATES -- The Fund's performance is significantly affected by changes in interest rates. The value of the Fund's investments may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in debt securities with longer durations. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. The value of the Fund's high-yield and zero coupon securities are particularly sensitive to changes in interest rates.

CREDIT RISK -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Fund is subject to more credit risk than many other income funds, because it invests in high-yield debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments. This is especially true for bonds in the lowest rating category and unrated bonds, and during periods of economic uncertainty or economic downturns.

PREPAYMENT RISK -- the Fund may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Fund will be forced to reinvest this money at lower yields.

INABILITY TO SELL SECURITIES -- high-yield securities may be less liquid than higher quality investments. Foreign securities and mortgage-related and asset-backed debt securities may be less liquid than other debt securities. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund. A security in the lowest rating categories, that is unrated, or whose credit rating has been lowered may be particularly difficult to sell. Valuing less liquid securities involves greater exercise of judgement and may be more subjective than valuing securities using market quotes.

RISK OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.


The Fund may invest in midcap and smallcap companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification, and many are dependent on a few key managers.

52  Pilgrim High Total Return Fund

                                                  PILGRIM HIGH TOTAL RETURN FUND
--------------------------------------------------------------------------------
HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.


YEAR BY YEAR TOTAL RETURNS (%)(1)

   1990    1991   1992   1993   1994    1995    1996    1997    1998   1999
   ----    ----   ----   ----   ----    ----    ----    ----    ----   ----
                               -8.57   21.17   15.70   11.44   -7.96


----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

Best and worst quarterly performance during this period:


   quarter   : up   %

   quarter   : down   %

The Fund's year-to-date total return as of March 31, 2000 was   %.


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Lehman Brothers High Yield Bond Index.


AVERAGE ANNUAL TOTAL RETURNS
                                                                                 Lehman
                                                                               High Yield
                                                                                  Bond
                                        Class A(2)   Class B(3)   Class C(4)    Index(5)
                                        ----------   ----------   ----------    --------
 One year, ended
 December 31, 1999                %
 Five years, ended
 December 31, 1999                %
 Since inception of Class A(6)    %                     N/A          N/A
 Since inception of Class B(6)    %        N/A                       N/A            (7)
 Since inception of Class C(6)    %        N/A          N/A                         (8)


----------
(2)  Reflects deduction of sales charge of 4.75%.


(3)  Reflects   deduction   of  deferred   sales  charge  of  5%,  2%,  and  1%,
     respectively, for 1 year, 5 year, and since inception returns.


(4)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.

(5) The Lehman Brothers High Yield Bond Index is an unmanaged index that measures the performance of fixed-income securities that are similar, but not identical, to those in the Fund's portfolio.

(6) Class A commenced operations on November 8, 1993. Classes B and C commenced operations on February 9, 1994 and March 21, 1994, respectively.

(7)  Index return is for period beginning January 31, 1994.

(8)  Index return is for period beginning March 31, 1994.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                             Pilgrim High Total Return Fund   53

------
Income
Funds
------
ADVISER
PILGRIM HIGH TOTAL RETURN FUND II                         Pilgrim Advisors, Inc.
--------------------------------------------------------------------------------
OBJECTIVE
[GRAPHIC]


The Fund seeks high income and capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund invests primarily in higher-yielding, lower-rated bonds (junk bonds) to achieve high current income with potential for capital growth.

Under normal market conditions, the Fund invests at least 65% of its total assets in high-yielding, lower-rated U.S. dollar-denominated debt securities of U.S. and foreign issuers. It may also invest up to 35% of its total assets in securities denominated in foreign currencies. It may invest up to 50% of its assets in securities of foreign issuers, including 35% in emerging market debt. Most of the debt securities the Fund invests in are lower-rated and considered speculative, including bonds in the lowest rating categories and unrated bonds. It can invest up to 10%, and can hold up to 25%, of its assets in securities rated below Caa by Moody's or CCC by S&P. It also holds debt securities that pay fixed, floating or adjustable interest rates and may hold pay-in-kind securities and discount obligations, including zero coupon securities, and mortgage-related or asset-backed debt securities.

The Fund may also invest in equity or equity-related securities, such as common stock, preferred stock, convertible securities and rights and warrants attached to debt instruments. In selecting equity securities, the adviser uses a "bottom-up" analysis that focuses on individual companies and assesses the company's valuation, financial condition, management, competitiveness, and other factors.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


CHANGES IN INTEREST RATES -- The Fund's performance is significantly affected by changes in interest rates. The value of the Fund's investments may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in debt securities with longer maturities. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. The value of the Fund's high yield and zero coupon securities are particularly sensitive to changes in interest rates.

CREDIT RISK -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Fund is subject to more credit risk than many other income funds, because it invests in high-yield debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments. This is especially true for bonds in the lowest rating catergories and unrated bonds, and during periods of economic uncertainty or economic downturns.

INABILITY TO SELL SECURITIES -- high yield securities may be less liquid than higher quality investments. An unrated bond, a bond in the lowest rating catorgories, or a security whose credit rating has been lowered may be particularly difficult to sell. Foreign securities and mortgage-related and asset-backed debt securities may be less liquid than other debt securities. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

PREPAYMENT RISK -- the Fund may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Fund will be forced to reinvest this money at lower yields.

RISK OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.


54  Pilgrim High Total Return Fund II

                                               PILGRIM HIGH TOTAL RETURN FUND II
--------------------------------------------------------------------------------
HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.


YEAR BY YEAR TOTAL RETURNS (%)(1)

   1990    1991   1992   1993   1994    1995    1996    1997    1998   1999
   ----    ----   ----   ----   ----    ----    ----    ----    ----   ----
                                                               -2.93

----------
(1) These figures are as of December 31, 1999. They do not reflect sales charges and would be lower if they did.


Best and worst quarterly performance during this period:


   quarter   :   %

   quarter   :   %

The Fund's year-to-date total return as of March 31, 2000 was   %.


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Lehman Brothers High Yield Bond Index.


AVERAGE ANNUAL TOTAL RETURNS
                                                                        Lehman
                                                                      High Yield
                                                                         Bond
                            Class A(2)    Class B(3)    Class C(4)     Index(5)
                            ----------    ----------    ----------     --------
One year, ended
December 31, 1999    %

Since inception(6)   %


----------
(2)  Reflects deduction of sales charge of 4.75%.


(3) Reflects deduction of deferred sales charge of 5% and 3%, respectively, for 1 year and since inception returns.


(4)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.

(5) The Lehman Brothers High Yield Bond Index is an unmanaged index that measures the performance of fixed-income securities that are similar, but not identical, to those in the Fund's portfolio.

(6)  The Fund commenced operations on January 31, 1997.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                          Pilgrim High Total Return Fund II   55

------
Income
Funds
------
ADVISER
PILGRIM MONEY MARKET FUND                              Pilgrim Investments, Inc.
--------------------------------------------------------------------------------
OBJECTIVE
[GRAPHIC]


The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund invests all of its assets in Class A shares of the Primary Institutional Fund, a series of Reserve Institutional Trust, a registered open-end management investment company, rather than directly in a portfolio of securities. In turn, the Primary Institutional Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity. This structure is different from that of other Pilgrim Funds and many other investment companies, which directly acquire and manage their own portfolio of securities.

The Primary Institutional Fund seeks to achieve its investment objective by investing in instruments issued by the U.S. Government, its agencies and instrumentalities ("U.S. Government Securities"); high quality deposit-type obligations, such as negotiable certificates of deposit and time deposits, bankers' acceptances and letters of credit of domestic, foreign banks and foreign branches of foreign banks, savings and loan associations and savings banks; other short-term instruments of similar quality; and instruments fully collateralized by such obligations. The dollar weighted average portfolio maturity of the Fund will not exceed 90 days.

The Primary Institutional Fund may invest in obligations of U.S. banking institutions that are insured by the Federal Deposit Insurance Corporation. The Primary Institutional Fund may also invest in obligations of foreign branches of both U.S. banks and foreign banks (Eurodollars). Investment in foreign banks will be limited to those located in Australia, Canada, Western Europe and Japan and which, at the time of investment, have more than $25 billion (or the equivalent in other currencies) in total assets and which, in the opinion of the Primary Institutional Fund's investment adviser, are of comparable quality to the obligations of U.S. banks which may be purchased by the Primary Institutional Fund. The Primary Institutional Fund may also invest in municipal obligations, the interest on which is not exempt from federal income taxation.

The Primary Institutional Fund may also engage in repurchase agreements and periodically lend securities on a short-term basis to banks, brokers and dealers (but not individuals) and receive as collateral cash or securities issued by the U.S. Government or its agencies or instrumentalities (or any combination thereof). The value of the securities loaned cannot exceed 25% of the Primary Institutional Fund's total assets.

The Primary Institutional Fund may invest, without limitation, in U.S. Government Securities and in instruments secured or collateralized by U.S. Government Securities. The Primary Institutional Fund will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven (7) days after notice and will not concentrate more than 25% of its total assets in securities of issuers in a single industry, except that it may invest more than 25% of its assets in bank obligations. In addition, the Primary Institutional Fund will not invest more than 5% of its assets in the securities of any single issuer (except U.S. Government Securities or repurchase agreements). The Primary Institutional Fund may borrow money for extraordinary or emergency purposes but not in an amount exceeding 5% of its total assets.

The Primary Institutional Fund uses the amortized cost method of valuation to help the Fund maintain a stable $1.00 share price. Of course, there is no guarantee that the Fund will be able to maintain a $1.00 share price.

Since the Fund invests substantially all of its assets in another investment company, the fund could be considered a feeder fund in an arrangement resembling a master/feeder structure.

Investment of the Fund's assets in the Class A shares of the Primary Institutional Fund is not a fundamental policy of the Fund and a shareholder vote is not required for the Fund to withdraw its investment in the Primary Institutional Fund.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

The Fund is subject to the risks associated with investing in debt securities.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund may be affected by these other risks by virtue of its investment in the Primary Institutional Fund:


CHANGES IN INTEREST RATES -- money market funds like the Fund are subject to less interest rate risk than other income funds because they invest in debt securities with a remaining maturity not greater than 397 days. Still, the value of the Fund's investment may fall when interest rates rise.

CREDIT RISK -- money market funds like the Fund are subject to less credit risk than other income funds because they invest in short-term debt securities of the highest quality. Still, the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt.

U.S. GOVERNMENT SECURITIES -- some U.S. Government agency securities may be subject to varying degrees of credit risk, and all U.S. Government Securities may be subject to price declines in the securities due to changing interest rates. If an obligation, such as obligations issued by the Federal National Mortgage


56  Pilgrim Money Market Fund

                                                       PILGRIM MONEY MARKET FUND
--------------------------------------------------------------------------------

Association, the Student Loan Marketing Association, the Federal Home Loan Bank and the Federal Home Loan Mortgage Corporation is supported only by the credit of the agency or instrumentality issuing the obligation, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. Securities directly supported by the full faith and credit of the United States have less credit risk.


RISK OF CONCENTRATION IN BANKING OBLIGATIONS -- the risks of concentrating in investments in the banking industry include credit risk, interest rate risks, and regulatory risk (the impact of state or federal legislation and regulations).

BECAUSE THE FUND INVESTS ALL OF ITS ASSETS IN ANOTHER REGISTERED MANAGEMENT INVESTMENT, COMPANY, THE FUND AND ITS SHAREHOLDERS WILL BEAR THE INVESTMENT ADVISORY FEES AND EXPENSES OF THE FUND AND THE OTHER REGISTERED MANAGEMENT INVESTMENT COMPANY IN WHICH IT INVESTS WITH THE RESULT THAT THE FUND'S EXPENSES MAY BE HIGHER THAN THOSE OF OTHER MONEY MARKET FUNDS WHICH INVEST DIRECTLY IN MONEY MARKET INSTRUMENTS. THE FUND IS ALSO DESIGNED FOR INVESTORS WHO DESIRE A SHORT-TERM INVESTMENT AND MAY NOT BE APPROPRIATE FOR THOSE INVESTORS DESIRING A LONG-TERM INVESTMENT.

--------------------------------------------------------------------------------


HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

This Fund does not have a performance history because it was formed on July 1, 1999.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                  Pilgrim Money Market Fund   57

------------
Equity &
Income Funds
------------
ADVISER
PILGRIM BALANCED FUND                                  Pilgrim Investments, Inc.
--------------------------------------------------------------------------------
OBJECTIVE
[GRAPHIC]


The Fund seeks a balance of long-term capital appreciation and current income.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund's adviser actively manages a blended portfolio of equity and debt securities with an emphasis on overall total return. The Fund normally maintains 40% to 60% of its assets in debt securities of any maturity issued by corporations or other business entities and the U.S. Government and its agencies and instrumentalities, and government sponsored enterprises, and normally seeks a target allocation of 50%, although this may vary with market conditions.

The remainder of the Fund's assets are normally invested in equity securities of large companies that the adviser believes are leaders in their industries. The adviser considers whether these companies have a sustainable competitive edge. The adviser emphasizes a value approach in equity selection, and seeks securities whose prices in relation to projected earnings are believed to be reasonable in comparison to the market. For this Fund, a company with a market capitalization of over $5 billion is considered to be a large company, although the Fund may also invest to a limited degree in companies that have a market capitalization between $1 billion and $5 billion.

A portion of the Fund's net assets (up to 35%) may be invested in high yield debt securities (commonly known as "junk bonds") rated below investment grade (i.e., lower than the four-highest rating categories) by a nationally recognized statistical rating agency, or of comparable quality if unrated. There is no minimum credit quality for the high yield debt securities in which the Fund may invest. The Fund may invest up to 10% of its assets in other investment companies that invest in secured floating rate loans, including up to 5% of its assets in Pilgrim Prime Rate Trust, a closed-end investment company. The Fund may invest up to 20% of its total assets in foreign securities. The Fund may use options on securities, securities indices, interest rates and foreign currencies as a hedging technique or in furtherance of its investment objective. The Fund may invest up to 35% of its net assets in zero coupon securities.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund also may invest in smaller companies, which may be more susceptible to price swings than larger companies.

MARKET TRENDS -- from time to time, the stock market may not favor the large company value securities in which the Fund invests. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

CHANGES IN INTEREST RATES -- the value of debt and equity securities can change in response to changes in interest rates. The value of the debt securities held by the Fund may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in debt securities with intermediate and long terms to maturity. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. Zero coupon securities are particularly sensitive to changes in interest rates.

CREDIT RISK -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Fund may be subject to more credit risk than the other income funds, because it may invest in high yield debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments. This is especially true during periods of economic uncertainty or economic downturns.

INABILITY TO SELL SECURITIES -- high yield securities and securities of smaller companies may be less liquid than other investments. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivatives instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.


58  Pilgrim Balanced Fund

                                                           PILGRIM BALANCED FUND
--------------------------------------------------------------------------------
HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.


YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

   1990    1991   1992   1993   1994    1995    1996    1997    1998   1999
   ----    ----   ----   ----   ----    ----    ----    ----    ----   ----
                               -6.29   23.44   16.39   20.50   23.34


----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2)  Prior to May 24, 1999, a different adviser managed the Fund.

Best and worst quarterly performance during this period:


   quarter   :   %.

   quarter   :   %

The Fund's year-to-date total return as of March 31, 2000 was   %.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's Barra Value Index, the Lehman Aggregate Bond Index, the Lipper Balanced Fund Index and a composite index consisting of 60% S&P 500 Composite Stock Price Index and 40% Lehman Brothers Government/Corporate Bond Index.

AVERAGE ANNUAL TOTAL RETURNS(3)
                                                     S&P       Lehman      Lipper
                                                    Barra     Aggregate   Balanced
                           Class   Class   Class    Value       Bond        Fund    Composite
                            A(4)    B(5)    C(6)   Index(7)    Index(8)   Index(9)    Index
                            ----    ----    ----   --------    --------   --------    -----
One year,
ended December
31, 1999             %                                --         --

Five years,
ended December
31, 1999             %              N/A               --         --

Since inception of
Class A and C(10)    %              N/A               --         --

Since inception
of Class B(8)        %      N/A             N/A       --         --

----------
(3)  Class T did not have a full year's performance as of December 31, 1998.


(4)  Reflects deduction of sales charge of 5.75%.


(5) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and since inception returns.


(6)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.


(7) The Standard and Poor's Barra Value Index is a capitalization-weighted index of all stocks in the Standard and Poor's 500 Composite Stock Price Index ("S&P 500 Index") that have low price-to-book ratios. It is designed so that approximately 50% of the market capitalization of the S&P 500 Index is in the Standard & Poor's Barra Value Index.


(8) The Lehman Aggregate Bond Index is an unmanaged index that measures the performance of the U.S. investment grade fixed rate bond market, including government and corporate securities, mortgage pass-through securities, and asset-backed securities.


(9) The Lipper Balanced Fund Index is an unmanaged index that measures the performance of balanced funds (funds that seek current income balanced with capital appreciation).

(10) Classes A and C commenced operations on April 19, 1993. Class B commenced operations on May 31, 1995. Class T commenced operations on January 4, 2000.


                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                      Pilgrim Balanced Fund   59

------------
Equity &
Income Funds
------------
                                                       ADVISER
                                                       Pilgrim Investments, Inc.
                                                       SUB-ADVISER
                                                       Nicholas-Applegate
PILGRIM CONVERTIBLE FUND                               Capital Management
--------------------------------------------------------------------------------
OBJECTIVE
[GRAPHIC]

The Fund seeks maximum total return, consisting of capital appreciation and current income.


INVESTMENT
STRATEGY
[GRAPHIC]


Under normal conditions, the Fund invests at least 65% of its total assets in convertible securities. Convertible securities are generally preferred stock or other securities, including debt securities, that are convertible into common stock. The Fund emphasizes companies with market capitalizations above $500 million. Through investments in convertible securities, the Fund seeks to capture the upside potential of the underlying equities with less downside exposure.

The Fund normally invests a minimum of 25% of its total assets in common and preferred stocks, and 25% in other income producing convertible and debt securities. The Fund may also invest up to 35% of its net assets in high yield debt or convertible securities (commonly known as "junk bonds") rated below investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated. There is no minimum credit rating for high yield securities in which the Fund may invest. The Fund may also invest in securities issued by the U.S. government and its agencies and instrumentalities.

In evaluating convertibles, the Fund's sub-adviser evaluates each security's investment characteristics as a fixed income instrument as well as its potential for capital appreciation.

In analyzing specific companies for possible investment, the sub-adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The sub-adviser usually considers whether to sell a particular security when any of those factors materially changes.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.


--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Convertible securities have investment characteristics of both equity and debt securities. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund may invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

CHANGES IN INTEREST RATES -- the value of the convertible and debt securities held by the Fund may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in securities with intermediate and long terms to maturity. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Zero coupon securities are particularly sensitive to changes in interest rates.


CREDIT RISK -- the Fund could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. This Fund may be subject to more credit risk than many bond funds, because the convertible
securities  and  debt   securities  in  which  it  invests  may  be  lower-rated
securities.


INABILITY TO SELL SECURITIES -- convertible securities and lower rated debt and covertible securities may be less liquid than other investments. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

SECURITIES LENDING -- There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.


60  Pilgrim Convertible Fund

                                                        PILGRIM CONVERTIBLE FUND
--------------------------------------------------------------------------------
HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.


YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

   1990    1991   1992   1993   1994    1995    1996    1997    1998   1999
   ----    ----   ----   ----   ----    ----    ----    ----    ----   ----
                               -8.23   21.67   20.29   22.58   20.86


----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Prior to May 24, 1999, Nicholas-Applegate Capital Management was the adviser, rather than sub-adviser, to the Fund.

Best and worst quarterly performance during this period:


   quarter   :   %

   quarter   :   %

The Fund's year-to-date total return as of March 31, 2000 was   %.


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the First Boston Convertible Index.


AVERAGE ANNUAL TOTAL RETURNS
                                                                       First
                                                                       Boston
                                                                     Convertible
                              Class A(3)   Class B(4)   Class C(5)    Index(6)
                              ----------   ----------   ----------    --------
One year, ended
December 31, 1999       %

Five years, ended
December 31, 1999       %                     N/A

Since inception of
Classes A and C(7)      %                     N/A

Since inception of
Class B(7)              %         N/A                       N/A


----------
(3)  Reflects deduction of sales charge of 5.75%.

(4) Reflects deduction of deferred sales charge of 5% and 2% respectively for 1 year and since inception returns.

(5)  Reflects deduction of sales charge of 1% for the 1 year return.

(6) The First Boston Convertible Index is an unmanaged index that measures the performance of a universe of convertible securities that are similar, but not identical, to those in the Fund's portfolio.

(7) Classes A and C commenced operations on April 19, 1993. Class B commenced operations on May 31, 1995.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.


                                                   Pilgrim Convertible Fund   61

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the Fund. The tables that follow show the fees and expenses for each of the Pilgrim Funds.


Fees you pay directly
                                               Class A   Class B   Class C(1)  Class M(2)  Class T(2)
                                               -------   -------   ----------  ----------  ----------
Maximum sales charge on your investment
 (as a % of offering price) %
Equity Funds and Equity & Income Funds         5.75(3)    none        none      3.50(3)     none
Income Funds (except Money Market)             4.75(3)    none        none      3.25(3)     none
Money Market Fund                              none       none        none       N/A         N/A
Maximum deferred sales charge (as a % of
 purchase or sales price, whichever is less)
Equity Funds and Equity & Income Funds         none(4)    5.00(5)     1.00(6)   none        4.00(7)
Income Funds (including Money Market)          none(4)    5.00(5)     1.00(6)   none        4.00(7)


----------
(1)  Not all Funds offer Classes B and C. See page 73.


(2) Class T shares are available only for certain exchanges or reinvestment of dividends. See page 74.

(3)  Reduced for purchases of $50,000 and over. Please see page 74.


(4) A contingent deferred sales charge of no more than 1% may be assessed on redemptions of Class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. Pleawse see page 74.


(5) Imposed upon redemption within 6 years from purchase. The fee has scheduled reductions after the first year. Please see page 74.

(6)  Imposed upon redemption within 1 year from purchase.

(7) Imposed upon redemption within 4 years from purchase. The fee has scheduled reductions after the first year. Please see page 74.

OPERATING EXPENSES PAID EACH YEAR BY THE FUNDS(1)
(as a % of average net assets)


CLASS A
                                                    Distribution                   Total
                                                     and service                   fund      Fee waiver
                                       Management     (12b-1)         Other      operating       by         Net
 Fund                                     fee           fees       expenses(4)    expenses   adviser(2)   expenses
-------------------------------        ----------   ------------   -----------   ---------   ----------   --------
MagnaCap                         %        0.71          0.30          0.34         1.35            --        1.35
LargeCap Leaders                 %        1.00          0.25          0.73         1.98         -0.23        1.75
Research Enhanced Index          %        0.70          0.30          0.56         1.56            --        1.56
Growth Opportunities             %        0.75          0.30          0.32         1.37            --        1.37
LargeCap Growth                  %        0.75          0.35          0.25         1.35            --        1.35
MidCap Value                     %        1.00          0.25          0.54         1.79         -0.04        1.75
MidCap Opportunities             %        1.00          0.30          1.12         2.42            --        2.42
MidCap Growth                    %        0.75          0.35          0.25         1.35            --        1.35
Growth + Value                   %        1.00          0.30          0.39         1.69            --        1.69
SmallCap Opportunities           %        0.75          0.30          0.42         1.47            --        1.47
SmallCap Growth                  %        1.00          0.35          0.24         1.59            --        1.59
Bank and Thrift                  %        0.72          0.25          0.42         1.39            --        1.39
Worldwide Growth                 %        1.00          0.35          0.30         1.65            --        1.65
International Value              %        1.00          0.30          0.38         1.68            --        1.68
International Core Growth        %        1.00          0.35          0.38         1.73            --        1.73
International SmallCap Growth    %        1.00          0.35          0.42         1.77            --        1.77
Emerging Markets Value           %        1.00          0.30          0.91         2.21            --        2.21
Emerging Countries               %        1.25          0.35          0.93         2.53         -0.53        2.00
Asia-Pacific Equity              %        1.25          0.25          1.48         2.98         -0.98        2.00
Government Securities Income     %        0.50          0.25          0.65         1.40            --        1.40
Strategic Income                 %        0.45          0.35          0.67         1.47         -0.52        0.95
High Yield                       %        0.60          0.25          0.27         1.12         -0.02        1.10
High Yield II                    %        0.60          0.35          0.32         1.27         -0.17        1.10
High Total Return                %        0.71          0.30          0.33         1.34            --        1.34
High Total Return II             %        0.75          0.30          0.35         1.40            --        1.40
Money Market                     %        0.25          0.25          0.75         1.25            --        1.25
Balanced                         %        0.75          0.35          0.51         1.61         -0.26        1.35
Convertible                      %        0.75          0.35          0.23         1.33            --        1.33

62   What You Pay to Invest

                                                         WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------


OPERATING EXPENSES PAID EACH YEAR BY THE FUNDS(1)
(as a % of average net assets)

CLASS B
                                                      Distribution                   Total
                                                       and service                   fund      Fee waiver
                                         Management     (12b-1)         Other      operating       by         Net
Fund                                        fee           fees       expenses(4)    expenses   adviser(2)   expenses
--------------------------------         ---------    ------------   -----------   ---------   ----------   --------
MagnaCap                           %        0.71          1.00          0.34          2.05           --       2.05
 LargeCap Leaders                  %        1.00          1.00          0.73          2.73        -0.23       2.50
Research Enhanced Index            %        0.70          1.00          0.59          2.29           --       2.29
 Growth Opportunities              %        0.75          1.00          0.38          2.13           --       2.13
LargeCap Growth                    %        0.75          1.00          0.25          2.00           --       2.00
 MidCap Value                      %        1.00          1.00          0.54          2.54        -0.04       2.50
MidCap Opportunities               %        1.00          1.00          1.27          3.27           --       3.27
 MidCap Growth                     %        0.75          1.00          0.25          2.00           --       2.00
Growth + Value                     %        1.00          1.00          0.39          2.39           --       2.39
 SmallCap Opportunities            %        0.75          1.00          0.43          2.18           --       2.18
SmallCap Growth                    %        1.00          1.00          0.24          2.24           --       2.24
 Bank and Thrift                   %        0.72          1.00          0.42          2.14           --       2.14
Worldwide Growth                   %        1.00          1.00          0.30          2.30           --       2.30
 International Value               %        1.00          1.00          0.41          2.41           --       2.41
International Core Growth          %        1.00          1.00          0.38          2.38           --       2.38
 International SmallCap Growth     %        1.00          1.00          0.42          2.42           --       2.42
Emerging Markets Value             %        1.00          1.00          0.93          2.93           --       2.93
 Emerging Countries                %        1.25          1.00          0.93          3.18        -0.53       2.65
Asia-Pacific Equity                %        1.25          1.00          1.48          3.73        -0.98       2.75
 Government Securities Income      %        0.50          1.00          0.65          2.15           --       2.15
Strategic Income                   %        0.45          0.75          0.67          1.87        -0.52       1.35
 High Yield                        %        0.60          1.00          0.27          1.87        -0.02       1.85
High Yield II                      %        0.60          1.00          0.32          1.92        -0.17       1.75
 High Total Return                 %        0.71          1.00          0.35          2.06           --       2.06
High Total Return II               %        0.75          1.00          0.36          2.11           --       2.11
 Money Market                      %        0.25          1.00          0.75          2.00           --       2.00
Balanced                           %        0.75          1.00          0.51          2.26        -0.26       2.00
 Convertible                       %        0.75          1.00          0.23          1.98           --       1.98


                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.


                                                     What You Pay to Invest   63

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------


OPERATING EXPENSES PAID EACH YEAR BY THE FUNDS(1)
(as a % of average net assets)

CLASS C(3)
                                                   Distribution                   Total
                                                    and service                   fund      Fee waiver
                                      Management     (12b-1)         Other      operating       by         Net
Fund                                     fee           fees       expenses(4)    expenses   adviser(2)   expenses
-----------------------------         ----------   ------------   -----------   ---------   ----------   --------
MagnaCap                        %        0.71          1.00          0.34         2.05            --       2.05
LargeCap Leaders                %        1.00          1.00          0.73         2.73         -0.23       2.50
Research Enhanced Index         %        0.70          1.00          0.57         2.27            --       2.27
Growth Opportunities            %        0.75          1.00          0.38         2.13            --       2.13
LargeCap Growth                 %        0.75          1.00          0.25         2.00            --       2.00
MidCap Value                    %        1.00          1.00          0.54         2.54         -0.04       2.50
MidCap Opportunities            %        1.00          1.00          1.22         3.22            --       3.22
MidCap Growth                   %        0.75          1.00          0.25         2.00            --       2.00
Growth + Value                  %        1.00          1.00          0.40         2.40            --       2.40
SmallCap Opportunities          %        0.75          1.00          0.47         2.22            --       2.22
SmallCap Growth                 %        1.00          1.00          0.24         2.24            --       2.24
Worldwide Growth                %        1.00          1.00          0.30         2.30            --       2.30
International Value             %        1.00          1.00          0.41         2.41            --       2.41
International Core Growth       %        1.00          1.00          0.38         2.38            --       2.38
International SmallCap Growth   %        1.00          1.00          0.42         2.42            --       2.42
Emerging Markets Value          %        1.00          1.00          0.91         2.91            --       2.91
Emerging Countries              %        1.25          1.00          0.93         3.18         -0.53       2.65
Government Securities Income    %        0.50          1.00          0.65         2.15            --       2.15
Strategic Income                %        0.45          0.75          0.67         1.87         -0.52       1.35
High Yield                      %        0.60          1.00          0.27         1.87         -0.02       1.85
High Yield II                   %        0.60          1.00          0.32         1.92         -0.17       1.75
High Total Return               %        0.71          1.00          0.36         2.07            --       2.07
High Total Return II            %        0.75          1.00          0.37         2.12            --       2.12
Money Market                    %        0.25          1.00          0.75         2.00            --       2.00
Balanced                        %        0.75          1.00          0.51         2.26         -0.26       2.00
Convertible                     %        0.75          1.00          0.23         1.98            --       1.98


CLASS M
                                                   Distribution                   Total
                                                    and service                   fund      Fee waiver
                                      Management     (12b-1)         Other      operating       by         Net
Fund                                     fee           fees       expenses(4)    expenses   adviser(2)   expenses
-----------------------------         ----------   ------------   -----------   ---------   ----------   --------
MagnaCap                       %        0.71           0.75          0.34         1.80            --       1.80
LargeCap Leaders               %        1.00           0.75          0.73         2.48         -0.23       2.25
MidCap Value                   %        1.00           0.75          0.54         2.29         -0.04       2.25
Asia-Pacific Equity            %        1.25           0.75          1.48         3.48         -0.98       2.50
Government Securities Income   %        0.50           0.75          0.65         1.90            --       1.90
High Yield                     %        0.60           0.75          0.27         1.62         -0.02       1.60

64   What You Pay to Invest

                                                         WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------


OPERATING EXPENSES PAID EACH YEAR BY THE FUNDS(1)
(as a % of average net assets)



CLASS T(5)
                                                   Distribution                   Total
                                                    and service                   fund      Fee waiver
                                     Management      (12b-1)         Other      operating       by         Net
 Fund                                   fee            fees       expenses(4)    expenses   adviser(2)   expenses
----------------------------         ----------    ------------   -----------   ---------   ----------   --------
Growth Opportunities           %        0.75           0.95          0.35         2.05            --       2.05
 SmallCap Opportunities        %        0.75           0.95          0.40         2.10            --       2.10
Government Securities Income   %        0.50           0.65          0.65         1.80            --       1.80
 High Yield II                 %        0.60           0.65          0.32         1.57         -0.17       1.40
Balanced                       %        0.75           0.75          0.51         2.01         -0.26       1.75


----------
(1) These tables show the estimated operating expenses for each Fund by class as a ratio of expenses to average daily net assets. These estimates are based on each Fund's actual operating expenses for its most recent complete fiscal year and fee waivers to which the Adviser has agreed.


(2) Pilgrim Investments has entered into expense limitation agreements with each Fund except MagnaCap, Bank and Thrift, Government Securities Income, Research Enhanced Index, Growth Opportunities, MidCap Opportunities, Growth + Value, SmallCap Opportunities, International Value, Emerging Markets Value, High Total Return, and High Total Return II under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to Pilgrim Investments within three years. The expense limit for each such Fund is shown as "Net Expenses." For each Fund except Government Securities Income Fund, the expense limit will continue through at least October 31, 2001. Nicholas-Applegate Capital Management bears 50% of the cost of maintaining the expense limit for Funds which it serves as sub-adviser. Pilgrim Investments has separately agreed to reimburse Government Securities Income Fund to the extent that total Fund operating expenses, excluding interest, taxes, brokerage commissions, extraordinary expenses, and distribution fees in excess of 0.25%, exceed 1.50% of the Fund's average daily net asset on the first $40 million in net assets and 1% of average daily net assets in excess of $40 million. The expense limit for Government Securities Income Fund will terminate only with termination of the advisory contract with Pilgrim Investments.


(3) Because Class C shares are new for the MagnaCap, LargeCap Leaders, MidCap Value, Government Securities Income and High Yield Funds, their expenses are estimated based on Class B expenses.

(4) For the LargeCap Growth, MidCap Growth, SmallCap Growth, Worldwide Growth, International Core Growth, International SmallCap Growth, Emerging Countries, Strategic Income, High Yield II, Balanced and Convertible Funds, other expenses have been restated to reflect the elimination of certain administrative fees effective May 24, 1999.

(5) Because Class T shares are new for Government Securities Income, High Yield II, and Balanced, their expenses are estimated based on Class A expenses.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.


                                                     What You Pay to Invest   65

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

Examples

The examples that follow are intended to help you compare the cost of investing in the Pilgrim Funds with the cost of investing in other mutual funds. Each example assumes that you invested $10,000, reinvested all your dividends, the Fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.

CLASS A


Fund                                    1 year    3 years    5 years    10 years
------------------------------          ------    -------    -------    --------
MagnaCap                           $      705         978      1,272      2,105
LargeCap Leaders                   $      743       1,118      1,540      2,713
Research Enhanced Index            $      725       1,039      1,376      2,325
Growth Opportunities               $      706         984      1,282      2,127
LargeCap Growth                    $      705         978      1,272      2,105
MidCap Value                       $      743       1,098      1,482      2,553
MidCap Opportunities               $      806       1,286      1,791      3,173
MidCap Growth                      $      705         978      1,272      2,105
Growth + Value                     $      737       1,077      1,440      2,458
SmallCap Opportunities             $      716       1,013      1,332      2,231
SmallCap Growth                    $      727       1,048      1,391      2,356
Bank and Thrift                    $      708         990      1,292      2,148
Worldwide Growth                   $      733       1,065      1,420      2,417
International Value                $      736       1,074      1,435      2,448
International Core Growth          $      741       1,089      1,460      2,499
International SmallCap Growth      $      745       1,100      1,479      2,539
Emerging Markets Value             $      786       1,226      1,692      2,973
Emerging Countries                 $      766       1,219      1,751      3,198
Asia-Pacific Equity                $      766       1,264      1,885      3,549
Government Securities Income       $      611         897      1,204      2,075
Strategic Income                   $      567         818      1,143      2,061
High Yield                         $      582         810      1,059      1,770
High Yield II                      $      582         826      1,107      1,907
High Total Return                  $      605         879      1,174      2,011
High Total Return II               $      611         897      1,204      2,075
Money Market                       $      127         397        686      1,511
Balanced                           $      705       1,005      1,353      2,334
Convertible                        $      703         972      1,262      2,084

66   What You Pay to Invest

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

Examples


CLASS B
                                              If you sell your shares              If you don't sell your shares
                                      -------------------------------------   -------------------------------------
Fund                                  1 year   3 years   5 years   10 years   1 year   3 years   5 years   10 years
----                                  ------   -------   -------   --------   ------   -------   -------   --------
MagnaCap                         $      708       943     1,303      2,200      208       643     1,103      2,200
 LargeCap Leaders                $      753     1,103     1,603      2,845      253       803     1,403      2,845
Research Enhanced Index          $      732     1,015     1,425      2,443      232       715     1,225      2,443
 Growth Opportunities            $      716       967     1,344      2,269      216       667     1,144      2,269
LargeCap Growth                  $      703       927     1,278      2,160      203       627     1,078      2,160
 MidCap Value                    $      753     1,083     1,543      2,686      253       783     1,343      2,686
MidCap Opportunities             $      830     1,307     1,907      3,374      330     1,007     1,707      3,374
 MidCap Growth                   $      703       927     1,278      2,160      203       627     1,078      2,160
Growth + Value                   $      742     1,045     1,475      2,553      242       745     1,275      2,553
 SmallCap Opportunities          $      721       982     1,369      2,334      221       682     1,169      2,334
SmallCap Growth                  $      727     1,000     1,400      2,411      227       700     1,200      2,411
 Bank and Thrift                 $      717       970     1,349      2,282      217       670     1,149      2,282
Worldwide Growth                 $      733     1,018     1,430      2,473      233       718     1,230      2,473
 International Value             $      744     1,051     1,485      2,566      244       751     1,285      2,566
International Core Growth        $      741     1,042     1,470      2,555      241       742     1,270      2,555
 International SmallCap Growth   $      745     1,055     1,491      2,596      245       755     1,291      2,596
Emerging Markets Value           $      796     1,207     1,743      3,082      296       907     1,543      3,082
 Emerging Countries              $      768     1,179     1,769      3,259      268       879     1,569      3,259
Asia-Pacific Equity              $      778     1,255     1,955      3,679      278       955     1,755      3,679
 Government Securities Income    $      718       973     1,354      2,292      218       673     1,154      2,292
Strategic Income                 $      637       784     1,111      1,998      137       484       911      1,998
 High Yield                      $      688       884     1,207      1,991      188       584     1,007      1,991
High Yield II                    $      678       869     1,204      2,046      178       569     1,004      2,046
 High Total Return               $      709       946     1,308      2,205      209       646     1,108      2,205
High Total Return II             $      714       961     1,334      2,260      214       661     1,134      2,260
 Money Market                    $      703       927     1,278      2,134      203       627     1,078      2,134
Balanced                         $      703       955     1,361      2,389      203       655     1,161      2,389
 Convertible                     $      701       921     1,268      2,139      201       621     1,068      2,139

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                     What You Pay to Invest   67

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

Examples

Class C
                                              If you sell your shares              If you don't sell your shares
                                      -------------------------------------   -------------------------------------
Fund                                  1 year   3 years   5 years   10 years   1 year   3 years   5 years   10 years
----                                  ------   -------   -------   --------   ------   -------   -------   --------

MagnaCap                         $     308       643      1,103     2,379       208       643      1,103     2,379
LargeCap Leaders                 $     353       803      1,403     3,026       253       803      1,403     3,026
Research Enhanced Index          $     330       709      1,215     2,605       230       709      1,215     2,605
Growth Opportunities             $     316       667      1,144     2,462       216       667      1,144     2,462
LargeCap Growth                  $     303       627      1,078     2,327       203       627      1,078     2,327
MidCap Value                     $     353       783      1,343     2,869       253       783      1,343     2,869
MidCap Opportunities             $     425       992      1,683     3,522       325       992      1,683     3,522
MidCap Growth                    $     303       627      1,078     2,327       203       627      1,078     2,327
Growth + Value                   $     343       748      1,280     2,736       243       748      1,280     2,736
SmallCap Opportunities           $     325       694      1,190     2,554       225       694      1,190     2,554
SmallCap Growth                  $     327       700      1,200     2,575       227       700      1,200     2,575
Worldwide Growth                 $     333       718      1,230     2,636       233       718      1,230     2,636
International Value              $     344       751      1,285     2,746       244       751      1,285     2,746
International Core Growth        $     341       742      1,270     2,716       241       742      1,270     2,716
International SmallCap Growth    $     345       755      1,291     2,756       245       755      1,291     2,756
Emerging Markets Value           $     394       901      1,533     3,233       294       901      1,533     3,233
Emerging Countries               $     368       879      1,569     3,409       268       879      1,569     3,409
Government Securities Income     $     318       673      1,154     2,483       218       673      1,154     2,483
Strategic Income                 $     237       484        911     2,103       137       484        911     2,103
High Yield                       $     288       584      1,007     2,187       188       584      1,007     2,187
High Yield II                    $     278       569      1,004     2,215       178       569      1,004     2,215
High Total Return                $     310       649      1,114     2,400       210       649      1,114     2,400
High Total Return II             $     315       664      1,139     2,452       215       664      1,139     2,452
Money Market                     $     303       627      1,078     2,327       203       627      1,078     2,327
Balanced                         $     303       655      1,161     2,554       203       655      1,161     2,554
Convertible                      $     301       621      1,068     2,306       201       621      1,068     2,306

CLASS M


Fund                                   1 year    3 years     5 years    10 years
----                                   ------    -------     -------    --------
MagnaCap                          $     526          897      1,291      2,392
 LargeCap Leaders                 $     570        1,052      1,583      3,033
MidCap Value                      $     570        1,033      1,525      2,878
 Asia-Pacific Equity              $     594        1,200      1,927      3,845
Government Securities Income      $     512          903      1,318      2,475
 High Yield                       $     482          816      1,174      2,181


CLASS T
                                           If you sell your shares              If you don't sell your shares
                                   -------------------------------------   -------------------------------------
Fund                               1 year   3 years   5 years   10 years   1 year   3 years   5 years   10 years
----                               ------   -------   -------   --------   ------   -------   -------   --------
Growth Opportunities            $    608       843      1,103     2,205      208       643      1,103     2,205
SmallCap Opportunities          $    613       858      1,129     2,270      213       658      1,129     2,270
Government Securities Income    $    583       766        975     2,011      183       566        975     2,011
High Yield II                   $    543       662        822     1,757      143       462        822     1,757
Balanced                        $    578       779      1,034     2,192      178       579      1,034     2,192

68   What You Pay to Invest

                                                               SHAREHOLDER GUIDE
CHOOSING A SHARE CLASS
--------------------------------------------------------------------------------

PILGRIM PURCHASE OPTIONS(TM)


Depending upon the Fund, you may select from up to four separate classes of shares: Class A, Class B, Class C and Class M.


CLASS A


* Front-end sales charge, as described on the next page (except for Money Market Fund).

*  Distribution and service (12b-1) fees of 0.25% to 0.35%.


CLASS B


*  No front-end sales charge; all your money goes to work for you right away.

*  Distribution  and  service  (12b-1)  fees of 1% (0.75% for  Strategic  Income
   Fund).

*  A contingent deferred sales charge, as described on the next page.


* Automatic conversion to Class A shares after eight years, thus reducing future annual expenses. Class B shares acquired initially through Funds that were part of the Nicholas-Applegate Mutual Funds at the time of purchase will convert after seven years from the date of original purchase.

CLASS C


*  No front-end sales charge; all your money goes to work for you right away.

*  Distribution  and  service  (12b-1)  fees of 1% (0.75% for  Strategic  Income
   Fund).

* A 1% contingent deferred sales charge on shares sold within one year of purchase.


* No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.


*  Not offered by Bank and Thrift Fund and Asia-Pacific Equity Fund.


CLASS M


*  Lower front-end sales charge than Class A, as described on the next page.

*  Distribution and service (12b-1) fees of 0.75%.


* No automatic conversion to Class A shares, so annual expenses continue at the Class M level throughout the life of your investment.

* Offered only by MagnaCap Fund, LargeCap Leaders Fund, MidCap Value Fund, Asia-Pacific Equity Fund, Government Securities Income Fund and High Yield Fund.

CLASS T


* No longer available for purchase, unless you are investing income earned on Class T shares or exchanging Class T Shares of another Fund.

*  Distribution and service (12b-1) fees of 0.65 to 1% (varies by fund).

*  A contingent deferred sales charge, as described in this section.

* Automatic conversion to Class A shares after 8 years, thus reducing future annual expenses.


* Offered only by Growth Opportunities, SmallCap Opportunities, Government Securities Income, High Yield II, and Balanced.


When choosing between classes, you should carefully consider the ongoing annual expenses along with the initial sales charge or the contingent deferred sales charge. The relative impact of the initial sales charges and ongoing annual expenses will depend on the length of time a share is held. Higher distribution fees mean a higher expense ratio, so Class B and Class C shares pay correspondingly lower dividends and may have a lower net asset value than Class A or Class M shares. Orders for Class B shares and Class M shares in excess of $250,000 and $1,000,000, respectively, will be accepted as orders for Class A shares or declined. You should discuss which Class of shares is right for you with your investment professional.


DISTRIBUTION AND SHAREHOLDER SERVICE FEES


To pay for the cost of promoting the Funds and servicing your shareholder account, each class of each Fund has adopted a Rule 12b-1 plan which requires fees to be paid out of the assets of each class. Over time the fees will increase your cost of investing and may exceed the cost of paying other types of sales charges.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.


                                                           Shareholder Guide  69

SHAREHOLDER GUIDE
                                                          CHOOSING A SHARE CLASS
--------------------------------------------------------------------------------
SALES CHARGE CALCULATION

CLASS A


Class A shares of the Funds are sold subject to the following sales charge:


                                 Equity Funds and
                            Equity & Income Funds            Income Funds
                          -------------------------    -------------------------
                            As a %                      As a %
                            of the      As a % of       of the      As a % of
                           offering        net          offering       net
Your Investment             price       asset value      price      asset value
---------------             -----       -----------      -----      -----------
Less than $50,000            5.75          6.10          4.75          4.99
$50,000 - $99,999            4.50          4.71          4.50          4.71
$100,000 - $249,999          3.50          3.63          3.50          3.63
$250,000 - $499,999          2.50          2.56          2.50          2.56
$500,000 - $1,000,000        2.00          2.04          2.00          2.04
$1,000,000 and over        See below                   See below

MONEY MARKET FUND. There is no sales charge if you purchase Class A shares of Money Market Fund. However, if the Class A shares are exchanged for shares of another Pilgrim Fund, you will be charged the applicable sales load for that fund upon the exchange.

INVESTMENTS OF $1 MILLION OR MORE. There is no front-end sales charge if you purchase Class A shares in an amount of $1 million or more. However, the shares will be subject to a contingent deferred sales charge if they are redeemed within one or two years of purchase, depending on the amount of the purchase, as follows:


                                                 Period during which
     Your investment                 CDSC           CDSC applies
     ---------------                 ----           ------------
 $1,000,000 to $2,499,999           1.00%              2 years
 $2,500,000 to $4,999,999           0.50%              1 year
 $5,000,000 and over                0.25%              1 year

However, Class A shares that were purchased in an amount of $1 million or more through Funds that were part of the Nicholas-Applegate Mutual Funds at the time of purchase will be subject to a contingent deferred sales charge of 1% within one year from the date of purchase.

Class A shares that were purchased in an amount of $1 million or more through funds that were part of the Northstar family of funds at the time of purchase are subject to a different contingent deferred sales charge period of 18 months from the date of purchase. See the SAI for further information.


CLASS B, CLASS C AND CLASS T


Class B and Class C shares are offered at their net asset value per share without any initial sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares that you sell within a certain period of time after you bought them. The amount of the CDSC is based on the lesser of the net asset value of the shares at the time of purchase or redemption. There is no CDSC on shares acquired through the reinvestment of dividends and capital gains distributions. The CDSCs are as follows:


CLASS B DEFERRED SALES CHARGE(1)


                          CDSC on shares
Years after purchase        being sold
--------------------        ----------
   1st year                      5%
   2nd year                      4%
   3rd year                      3%
   4th year                      3%
   5th year                      2%
   6th year                      1%
   After 6th year              none

----------
(1) Class B shares that were purchased through funds that were part of the Northstar family of funds at the time of purchase are subject to a different contingent deferred sales charge. Please see the SAI for further information.


CLASS C DEFERRED SALES CHARGE


                                              CDSC on shares
Years after purchase                            being sold
--------------------                            ----------
 1st year                                           1%
 After 1st year                                    none


CLASS T DEFERRED SALES CHARGE


                                              CDSC on shares
Years after purchase                            being sold
--------------------                            ----------
 1st year                                           4%
 2nd year                                           3%
 3rd year                                           2%
 4th year                                           1%
 After 4th year                                    none

To keep your CDSC as low as possible, each time you place a request to redeem shares the Funds will first redeem shares in your account that are not subject to a CDSC, and then will sell shares that have the lowest CDSC.


CLASS M


Class M shares of the Funds are sold subject to the following sales charge.

                             MagnaCap,
                         LargeCap Leaders,         Government
                           MidCap Value,           Securities
                                and                Income and
                           Asia-Pacific            High Yield
                           Equity Funds               Funds
                       -------------------     -------------------
                         As a %     As a %      As a %      As a %
                         of the     of net      of the      of net
                        offering    asset      offering     asset
Your investment          price      value       price       value
---------------          -----      -----       -----       -----
Less than $50,000        3.50%      3.63%       3.25%       3.36%
$50,000 - $99,999        2.50%      2.56%       2.25%       2.30%
$100,000 - $249,999      1.50%      1.52%       1.50%       1.52%
$250,000 - $499,999      1.00%      1.01%       1.00%       1.01%
$500,000 and over        none        none       none        none


70  Shareholder Guide

                                                               SHAREHOLDER GUIDE
CHOOSING A SHARE CLASS
--------------------------------------------------------------------------------

SALES CHARGE REDUCTIONS AND WAIVERS

REDUCED SALES CHARGES. You may reduce the initial sales charge on a purchase of Class A or Class M shares of the funds by combining multiple purchases to take advantage of the breakpoints in the sales charge schedules. You may do this by:

LETTER OF INTENT -- lets you purchase shares over a 13 month period and pay the same sales charge as if the shares had all been purchased at once.

RIGHTS OF ACCUMULATION -- lets you add the value of shares of any open-end Pilgrim Fund (excluding the Money Market Fund) you already own to the amount of your next purchase for purposes of calculating the sales charge.

COMBINATION PRIVILEGE -- shares held by investors in the Pilgrim Funds which impose a CDSC may be combined with Class A or Class M shares for a reduced sales charge.


See the Account Application or the Statement of Additional Information for details, or contact your financial representative or the Shareholder Servicing Agent for more information.


CDSC WAIVERS. If you notify the Transfer Agent at the time of redemption, the CDSC for each Class will be waived in the following cases:

* redemptions following the death or permanent disability of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.

* for Class B Shares, redemptions pursuant to a Systematic Withdrawal Plan, up to a maximum of 12% per year of a shareholder's account value based on the value of the account at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested and the total redemptions do not exceed 12% annually.


* mandatory distributions from a tax-deferred retirement plan or an IRA. However, if you purchased shares that were part of the Nicholas-Applegate Mutual Funds, you may be eligible for a CDSC waiver prior to the mandatory distribution age.

* If you think you may be eligible for a CDSC waiver, contact your financial representative or the Shareholder Servicing Agent.


REINSTATEMENT PRIVILEGE. If you sell Class B, Class C or Class T shares of a Pilgrim Fund, you may reinvest some or all of the proceeds in the same share class within 90 days without a sales charge. Reinstated Class B, Class C and Class T shares will retain their original cost and purchase date for purposes of the CDSC. This privilege can be used only once per calendar year. If you want to use the Reinstatement Privilege, contact your financial representative or the Shareholder Servicing Agent. Consult the SAI for more information.

SALES CHARGE WAIVERS. Class A or Class M shares may be purchased without a sales charge by certain individuals and institutions. For additional information, contact the Shareholder Servicing Agent, or see the Statement of Additional Information.


                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.


                                                           Shareholder Guide  71

SHAREHOLDER GUIDE
                                                          HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

The minimum initial investment amounts for the Pilgrim Funds are as follows:

*  Non-retirement accounts: $1,000

*  Retirement accounts: $250


* Pre-Authorized Investment Plan: $100 to open; you must invest at least $100 a month.


The minimum additional investment is $100.

Make your investment using the table on the right.

The Funds and the Distributor reserve the right to reject any purchase order. Please note that cash, travelers checks, third party checks, money orders and checks drawn on non-US banks (even if payment may be effected through a US bank) will not be accepted. The Pilgrim Funds reserve the right to waive minimum investment amounts. The Funds reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $1,000.00 ($250.00 for IRA's).


RETIREMENT PLANS


The Funds have available prototype qualified retirement plans for both corporations and for self-employed individuals. They also have available prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans, Pension and Profit Sharing Plans and Tax Sheltered Retirement Plans for employees of public educational institutions and certain non-profit, tax-exempt organizations. Investors Fiduciary Trust Company (IFTC) acts as the custodian under these plans. For further information, contact the Shareholder Servicing Agent at (800) 992-0180. IFTC currently receives a $12 custodial fee annually for the maintenance of such accounts.

                       Initial                   Additional
   Method              Investment                Investment
   ------              ----------                ----------
By Contacting          An investment
Your                   professional with an
Investment             authorized firm
Professional           can help you establish
                       and maintain your
                       account.


By Mail                Visit or consult an       Visit or consult an
                       investment                investment professional. Fill
                       professional. Make        out the Account Additions
                       your check payable to     form included on the bottom of
                       the Pilgrim Funds and     your account statement along
                       mail it, along with a     with your check payable to the
                       completed Application.    Fund and mail them to the
                       Please indicate your      address on the account
                       investment professional   statement. Remember to write
                       on the New Account        your account number on the
                       Application               check.


By Wire                Call the Pilgrim          Wire the funds in the
                       Operations Department     same manner described
                       at (800) 336-3436 to      under "Initial
                       obtain an account         Investment."
                       number and indicate
                       your investment
                       professional on the
                       account.

                       Instruct your bank to
                       wire funds to the Fund
                       in the care of:


                       Investors Fiduciary
                       Trust Co.
                       ABA  #101003621
                       Kansas City, MO
                       credit to: _______________
                       (the Fund)
                       A/C #751-8315; for further
                       credit to: _______________
                       Shareholder A/C # ________
                       (A/C # ___________________
                       you received over the
                       telephone)
                       Shareholder Name:
                       __________________________
                       (Your Name Here)


                       After wiring funds you
                       must complete the
                       Account Application
                       and send it to:

                       Pilgrim Funds
                       P.O. Box 219368
                       Kansas City, MO
                       64121-6368


72  Shareholder Guide

                                                               SHAREHOLDER GUIDE
HOW TO REDEEM SHARES
--------------------------------------------------------------------------------


You may redeem shares using the table on the right.

Under unusual circumstances, a Fund may suspend the right of redemption as allowed by federal securities laws.


SYSTEMATIC WITHDRAWAL PLAN


You may elect to make periodic withdrawals from your account on a regular basis.

*  Your account must have a current value of at least $10,000.

*  Minimum withdrawal amount is $100.

*  You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact the Shareholder Servicing Agent, see the Account Application or the Statement of Additional Information.


PAYMENTS


Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined net asset value, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.

Each Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, a Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, a Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.


          Method                              Procedures
          ------                              ----------
By Contacting Your        You may redeem by contacting your investment
Investment Professional   professional. Investment professionals may charge
                          for their services in connection with your redemption request, but neither the Fund nor the Distributor imposes any such charge.


By Mail Send a written request specifying the Fund name and share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to redeem to:
                          Pilgrim Funds
                          P.O. Box 219368
                          Kansas City,  MO 64121-6368


                          If certificated shares have been issued, the certificate must accompany the written request. Corporate investors and other associations must have an appropriate certification on file authorizing redemptions. A suggested form of such certification is provided on the Account Application. A signature guarantee may be required.


By Telephone --           You may redeem shares by telephone on all accounts
Expedited Redemption      other than retirement accounts, unless you check the
                          box on the Account Application which signifies that you do not wish to use telephone redemptions. To redeem by telephone, call the Shareholder Servicing
                          Agent at (800) 992-0180.


                          RECEIVING PROCEEDS BY CHECK:
                          You may have redemption proceeds (up to a maximum of $100,000) mailed to an address which has been on record with Pilgrim Funds for at least 30 days.

                          RECEIVING PROCEEDS BY WIRE:
                          You may have redemption proceeds (subject to a minimum of $5,000) wired to your pre-designated bank account. You will not be able to receive redemption proceeds by wire unless you check the box on the Account Application which signifies that you wish to receive redemption proceeds by wire and attach a voided check. Under normal circumstances, proceeds will be transmitted to your bank on the business day following receipt of your instructions, provided redemptions may be made. In the event that share certificates have been issued, you may not request a wire redemption by telephone.


                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.


                                                           Shareholder Guide  73

SHAREHOLDER GUIDE
                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

Net Asset Value

The net asset value (NAV) per share for each Fund and class is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The NAV per share of each class of each Fund is calculated by taking the value of the Fund's assets attributable to that class, subtracting the Fund's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. Because foreign securities may trade on days when the Funds do not price shares, the net asset value of a Fund that invests in foreign securities may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Directors or Trustees. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

Money Market Fund. The Money Market Fund tries to maintain a stable NAV of $1.00 per share. Because the Primary Institutional Fund uses the amortized cost method of valuing the securities held by it and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the Primary Institutional Fund will remain constant at $1.00 per share. However, the Money Market Fund makes no assurance that either it or the Primary Institutional Fund can maintain a $1.00 net asset value per share.


PRICE OF SHARES


When you buy shares, you pay the NAV plus any applicable sales charge. When you sell shares, you receive the NAV minus any applicable deferred sales charge. Exchange orders are effected at NAV.


EXECUTION OF REQUESTS


Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under "How to Purchase Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), the shares will not be credited until the next business day.

You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Funds will not be issued unless you request them in writing.


TELEPHONE ORDERS


The Funds and their transfer agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Funds and their transfer agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Funds and their transfer agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.


EXCHANGES


You may exchange shares of a Fund for shares of the same class of any other Pilgrim Fund, without paying any additional sales charge, except that Class A shares of the Money Market Fund for which no sales charge was paid must pay the applicable sales load on an exchange into Class A shares of another Fund. In addition, Class T shares of any Fund may be exchanged for Class B shares of the Money Market Fund. Shares subject to a CDSC will continue to age from the date that the original shares were purchased. If you exchange shares of a Fund that at the time you acquired the shares was a Nicholas-Applegate Mutual Fund, the shares you receive on the exchange will be subject to the current CDSC structure and conversion rights of the Fund being acquired, although the shares will continue to age for CDSC and conversion purposes from the date the original shares were acquired.

The total value of shares being exchanged must at least equal the minimum investment requirement of the Fund into which they are being exchanged. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes. There is no specific limit on exchange frequency; however, the Funds are intended for long term investment and not as a short-term trading vehicle. The adviser may prohibit excessive exchanges (more than four per year). The adviser also may, on 60 days' prior notice,


74  Shareholder Guide

                                                               SHAREHOLDER GUIDE
TRANSACTION POLICIES
--------------------------------------------------------------------------------


restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges.

You will automatically have the ability to request an exchange by calling the Shareholder Service Agent unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. A Fund may change or cancel its exchange policies at any time, upon 60 days' written notice to shareholders.


SYSTEMATIC EXCHANGE PRIVILEGE


With an initial account balance of at least $5,000 and subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in the same class of any other open-end Pilgrim Fund. This exchange privilege may be modified at any time or terminated upon 60 days' written notice to shareholders.


SMALL ACCOUNTS


Due to the relatively high cost of handling small investments, the Funds reserve the right upon 30 days' written notice to redeem, at NAV, the shares of any shareholder whose account (except for IRAs) has a value of less than $1,000, other than as a result of a decline in the NAV per share.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.


                                                           Shareholder Guide  75

MANAGEMENT OF THE FUNDS             ADVISERS
--------------------------------------------------------------------------------


Pilgrim Advisors, Inc., formerly Northstar Investment Management Corporation ("Pilgrim Advisors") or Pilgrim Investments, Inc. ("Pilgrim Investments") serves as the investment adviser to each of the Funds. Both are indirect wholly-owned subsidiaries of ReliaStar Financial Corp. ("ReliaStar") (NYSE:
RLR). Through its subsidiaries, ReliaStar offers individuals and institutions life insurance and annuities, employee benefits products and services, life and health reinsurance, retirement plans, mutual funds, bank products, and personal finance education.


Pilgrim Advisors or Pilgrim Investments, as the case may be, has overall responsibility for the management of the Funds for which it serves as adviser. The adviser provides or oversees all investment advisory and portfolio management services for each Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Pilgrim Advisors is a registered investment adviser that currently manages over $4 billion in mutual funds and institutional accounts.

Pilgrim Advisors' and Pilgrim Investments' principal address is 40 North Central Avenue, Suite 1200, Phoenix, Arizona 85004.


Organized in December 1994, Pilgrim Investments is registered as an investment adviser. As of December 31, 1999, Pilgrim Investments managed over $ billion in assets. Pilgrim Investments acquired certain assets of previous advisers to certain of the Funds in separate transactions that closed on April 7, 1995 and May 21, 1999. On October 29, 1999, ReliaStar acquired Pilgrim Investments. Pilgrim Advisors and Pilgrim Investments share certain resources and investment personnel.


Pilgrim Advisors or Pilgrim Investments, as the case may be, receives a monthly fee for its services based on the average daily net assets of each of the funds it manages.

The following table shows the aggregate annual advisory fee paid by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets:


                                       Advisory
Fund                                     Fee
----                                   --------
MagnaCap                                 0.71%
LargeCap Leaders                         1.00
Research Enhanced Index                  0.70
Growth Opportunities                     0.75
LargeCap Growth                          0.75
MidCap Value                             1.00
MidCap Opportunities                     1.00
MidCap Growth                            0.75
Growth + Value                           1.00
SmallCap Opportunities                   0.75
SmallCap Growth                          1.00
Bank and Thrift                          0.72
Worldwide Growth                         1.00
International Value                      1.00
International Core Growth                1.00
International SmallCap Growth            1.00
Emerging Markets Value                   1.00
Emerging Countries                       1.25
Asia-Pacific Equity                      1.25
Government Securities Income             0.50
Strategic Income                         0.45
High Yield                               0.60
High Yield II                            0.60
High Total Return                        0.71
High Total Return II                     0.75
Money Market                             0.25
Balanced                                 0.75
Convertible                              0.75

PILGRIM ADVISORS DIRECTLY MANAGES THE PORTFOLIOS OF THE FOLLOWING FUNDS:

GROWTH OPPORTUNITIES FUND, MIDCAP
OPPORTUNITIES FUND AND MIDCAP GROWTH FUND.

The following individuals share responsibility for the day-to-day management of the Growth Opportunities Fund, MidCap Opportunities Fund and MidCap Growth Fund.

Mary Lisanti has co-managed the Pilgrim MidCap Opportunities Fund since the Fund was formed in August 1998, managed or co-managed the Pilgrim Growth Opportunities Fund since August 1998 and co-managed the Pilgrim MidCap Growth Fund since April, 2000. She joined Pilgrim Advisors in May 1998.


Ms. Lisanti has over 20 years of experience in small and mid-cap investments. Before joining Pilgrim Advisors, Ms. Lisanti was a Portfolio Manager at Strong Capital Management where she managed the Strong Small Cap Fund and co-managed the Strong Mid Cap Fund. From 1993 to 1996, Ms. Lisanti was a Managing Director and Head of Small and Mid-Capitalization Equity Strategies at Bankers Trust Corp. where she managed the BT Small Cap Fund and the BT Capital Appreciation Fund. Prior to Bankers Trust, Ms. Lisanti was a Portfolio Manager with the Evergreen Funds. She began her career as an Analyst specializing in emerging growth stocks with Donaldson, Lufkin & Jenrette and Shearson Lehman Hutton, and was ranked the number one Institutional Investor Emerging Growth Stock Analyst in 1989. She is a Chartered Financial Analyst, and a Member of the New York Society of Security Analysts and the Financial Analyst Federation.


76  Management of the Funds

                                  ADVISERS               MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------


Jeffrey Bernstein has co-managed the Pilgrim MidCap Opportunities Fund since the
Fund  was  formed  in  August  1998  and  has   co-managed  the  Pilgrim  Growth
Opportunities Fund since January 2000. He joined Pilgrim Advisors in May 1998.

Mr. Bernstein has over 10 years of experience in small and mid-cap investments. Before joining Pilgrim Advisors, Mr. Bernstein was a Portfolio Manager at
Strong Capital Management where he co-managed the Strong MidCap Fund. From November 1995 to February 1997, Mr. Bernstein was a Portfolio Manager with

Berkeley Capital. From September 1993 to November 1995, Mr. Bernstein was an Assistant Portfolio Manager at Bankers Trust Corp. Prior to Bankers Trust, Mr. Bernstein was an Analyst for Cowen
& Co.


SMALLCAP OPPORTUNITIES FUND AND SMALLCAP GROWTH FUND


Mary Lisanti, whose background is described above, has served as a manager of the SmallCap Opportunities Fund since July 1998 and the SmallCap Growth Fund since April, 2000.


HIGH TOTAL RETURN FUND AND HIGH TOTAL RETURN FUND II

Kevin Mathews has served as Senior Portfolio Manager of High Total Return II and High Total Return since November 1999.


Mr. Mathews has over 16 years of experience in the management of high-yield fixed income investments. At Pilgrim Investments, an affiliate of Pilgrim Advisors, he serves as a Senior Vice President and Senior Portfolio Manager. Prior to joining Pilgrim Investments, Mr. Mathews was a Vice President and Senior Portfolio Manager of Van Kampen American Capital.


Charles Ullerich has served as co-manager of High Total Return II and High Total Return since December 1999.


Mr. Ullerich has approximately nine years of experience in the management of fixed-income investments. At Pilgrim Investments, an affiliate of Pilgrim Advisors, he serves as a Vice President and Portfolio Manager. Prior to joining Pilgrim Investments, Mr. Ullerich was Vice President of Treasury Services for First Liberty Bank of Macon, Georgia since 1991, where he was Portfolio Manager for a mortgage and treasury securities portfolio.


PILGRIM INVESTMENTS DIRECTLY MANAGES THE PORTFOLIOS OF THE FOLLOWING FUNDS:

MAGNACAP FUND

This Fund is managed by a team led by Howard N. Kornblue, Senior Vice President and Senior Portfolio Manager for Pilgrim Investments. Mr. Kornblue has served as a Portfolio Manager of MagnaCap Fund since 1989. The other individuals on the team are G. David Underwood and Robert M. Kloss.

LARGECAP LEADERS AND MIDCAP VALUE FUND


The LargeCap Leaders and MidCap Value Funds are managed by a team led by G. David Underwood, Vice President and Senior Portfolio Manager for Pilgrim Investments. Mr. Underwood is the Lead Portfolio Manager of LargeCap Leaders Fund. Prior to joining Pilgrim Investments in December, 1996, Mr. Underwood served as Director of Funds Management for First Interstate Capital Management. Mr. Underwood's prior experience includes a 10 year association with Integra Trust Company of Pittsburgh where he served as Director of Research and Senior Portfolio Manager. The other individual on the team is Robert M. Kloss.


BANK AND THRIFT FUND

Carl Dorf, Senior Vice President and Senior Portfolio Manager of Bank and Thrift Fund has been managing the Fund's portfolio since January 1991, when he joined Pilgrim Investments' predecessor. Mr. Dorf is also a Senior Vice President of Pilgrim Investments.

STRATEGIC INCOME FUND


The following individuals share responsibility for the day-to-day management of the Strategic Income Fund:


Robert K. Kinsey, Vice President of Pilgrim Investments, has served as a Portfolio Manager of Strategic Income Fund since May 24, 1999. Mr. Kinsey manages Strategic Income Fund's assets that are invested in assets other than high yield debt securities. Prior to joining Pilgrim Investments, Mr. Kinsey was a Vice President and Fixed Income Portfolio Manager for Federated Investors from January 1995 to March 1999. From July 1992 to January 1995,
Mr.  Kinsey  was  a  Principal  and  Portfolio  Manager  for  Harris  Investment
Management.


Kevin G. Mathews, Senior Vice President and Senior Portfolio Manager of Pilgrim Investments, has served as a Senior Portfolio Manager of Strategic Income Fund since May 24, 1999. Mr. Mathews manages Strategic Income Fund's assets that are invested in high yield debt securities. Mr. Mathews has served as Portfolio Manager of High Yield Fund since June 1995, and also served as Portfolio Manager of Government Securities Income Fund from June 1995 through September 1996. Prior to joining Pilgrim Investments, Mr. Mathews was a Vice President and Senior Portfolio Manager with Van Kampen American Capital.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.


                                                     Management of the Funds  77

MANAGEMENT OF THE FUNDS              ADVISERS
--------------------------------------------------------------------------------


Charles Ullerich, Vice President and Portfolio Manager of Pilgrim Investments, has served as a Co-Portfolio Manager of Strategic Income Fund since December 1999. Prior to joining Pilgrim Investments, Mr. Ullerich was Vice President of Treasury Services for First Liberty Bank of Macon, GA since 1991, where he was Portfolio Manager for a mortgage and treasury securities portfolio.


GOVERNMENT SECURITIES INCOME FUND


Robert K. Kinsey, whose background is described above, has primary responsibility for the day-to-day management of Government Securities Income Fund, and has served as Senior Portfolio Manager of Government Securities Income Fund since May 24, 1999.


HIGH YIELD FUND AND HIGH YIELD FUND II


Kevin G. Mathews, whose background is described above, has served as Senior Portfolio Manager of High Yield Fund and High Yield Fund II since June 1995 and May 1999, respectively.

Charles Ullerich, whose background is described above, has served as a co-manager of High Yield Fund and High Yield Fund II since December 1999.


BALANCED FUND


The following individuals share responsibility for the day-to-day management of the Balanced Fund:

G. David Underwood, whose background is described above, has served as Senior Portfolio Manager of the equity portion of the Balanced Fund's assets since May 24, 1999.

Kevin G. Mathews, whose background is described above, has served as Senior Portfolio Manager of the fixed income portion of Balanced Fund's assets since May 24, 1999.

Robert K. Kinsey, whose background is described above, has served as a Portfolio Manager of the fixed income portion of Balanced Fund's assets since May 24, 1999.

Charles Ullerich, whose background is described above, has served as a co-manager of the fixed income portion of Balanced Fund's assets since December 1999.


78  Management of the Funds

SUB-ADVISERS                                             MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------


For the following Funds, Pilgrim Advisors or Pilgrim Investments has engaged a Sub-Adviser to provide the day-to-day management of the Fund's portfolio. The Sub-Advisers are among the most respected institutional investment advisers in the world, and have been selected primarily on the basis of their successful application of a consistent, well-defined, long-term investment approach over a period of several market cycles.


RESEARCH ENHANCED INDEX FUND

J.P. MORGAN INVESTMENT MANAGEMENT INC.

A registered investment adviser, J.P. Morgan Investment Management Inc. (J.P. Morgan) serves as Sub-Adviser to the Pilgrim Research Enhanced Index Fund. The firm was formed in 1984. The firm evolved from the Trust and Investment Division of Morgan Guaranty Trust Company which acquired its first tax-exempt client in 1913 and its first pension account in 1940. J.P. Morgan currently manages approximately $326 billion for institutions and pension funds. The company is a wholly owned subsidiary of J.P. Morgan & Co. J.P. Morgan's principal address is 522 Fifth Avenue, New York, New York 10036.

James Wiess has co-managed the Pilgrim Research Enhanced Index Fund since the Fund was formed in December 1998. At J.P. Morgan, he serves as a Portfolio Manager and Member of the Structured Equity Group with the responsibility of portfolio rebalancing and research and development of structured equities strategies.

Mr. Wiess has over 16 years of investment management experience. Before joining J.P. Morgan in 1992, Mr. Wiess was a Stock Index Arbitrager for seven years at Oppenheimer & Co. and a Consultant for Data Resources. He is a Chartered Financial Analyst.

Timothy Devlin has co-managed the Pilgrim Research Enhanced Index Fund since the Fund was formed in December 1998. At J.P. Morgan, he serves as a Portfolio Manager and Member of the Structured Equity Group.

Mr. Devlin has over 12 years of investment management experience. Before joining J.P. Morgan. in 1996, Mr. Devlin was a Portfolio Manager for nine years at Mitchell Hutchins Asset Management, Inc. where he managed quantitatively-driven portfolios for institutional and retail investors.

GROWTH + VALUE FUND

NAVELLIER FUND MANAGEMENT, INC.


A registered investment adviser, Navellier Fund Management Inc. (Navellier) serves as Sub-Adviser to the Pilgrim Growth + Value Fund. Navellier and its affiliate, Navellier & Associates, Inc., manage over $2 billion for institutions, pension funds and high net worth individuals.


Navellier is wholly owned by Louis Navellier. Navellier's principal address is 1 East Liberty, Third Floor, Reno, Nevada 89501. Louis Navellier has managed the Pilgrim Growth + Value Fund since the Fund was formed in November 1996. Mr. Navellier has over 19 years of investment management experience and is the sole owner of Navellier & Associates, Inc., a registered investment adviser that manages investments for institutions, pension funds and high net worth individuals. Mr. Navellier's investment newsletter, MPT Review, has been published for over 19 years and is widely renowned throughout the investment community.

INTERNATIONAL VALUE FUND AND EMERGING MARKETS VALUE FUND

BRANDES INVESTMENT PARTNERS, L.P.


A registered investment adviser, Brandes Investment Partners, L.P. (Brandes) serves as Sub-Adviser to the Pilgrim International Value Fund and the Pilgrim Emerging Markets Value Fund. The company was formed in May 1996 as the successor to its general partner, Brandes Investment Partners, Inc. which has been providing investment advisory services (through various predecessor entities) since 1974. Brandes currently manages over $33 billion in international portfolios. Brandes' principal address is 12750 High Bluff Drive, San Diego, California 92130.


Charles Brandes has co-managed the Pilgrim International Value Fund and the Pilgrim Emerging Markets Value Fund since the Funds were formed in March 1995 and January 1998, respectively. Mr. Brandes has over 31 years of investment management experience. He founded the general partner of Brandes in 1974 and owns a controlling interest in it. At Brandes, he serves as a Managing Partner. He is a Chartered Financial Analyst and a Member of the Association for Investment Management and Research.

Ian Sunder has co-managed the Pilgrim Emerging Markets Value Fund since the Fund was formed in January 1998. Mr. Sunder has over nine years of investment management experience. At Brandes, he serves as a Portfolio Manager. He is a Chartered Financial Analyst, and a Member of the Association for Investment Management and Research and the Financial Analysts Socity.

Jeff Busby has co-managed the Pilgrim International Value Fund since the fund was formed in March 1995. Mr. Busby has over 13 years of investment management experience. At Brandes, he serves as a Managing Partner. He is also responsible for overseeing all trading activities for the firm. He is a Chartered Financial Analyst, and a Member of the Association for Investment Management and Research and the Financial Analysts Society.


                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.


                                                     Management of the Funds  79

MANAGEMENT OF THE FUNDS            SUB-ADVISERS
--------------------------------------------------------------------------------


ASIA-PACIFIC EQUITY FUND

HSBC ASSET MANAGEMENT (AMERICAS) INC. AND HSBC ASSET MANAGEMENT (HONG KONG) LIMITED (COLLECTIVELY, HSBC) SERVE JOINTLY AS SUB-ADVISER TO ASIA-PACIFIC EQUITY FUND.

The firms are part of HSBC Asset Management, the global investment advisory and fund management business unit of HSBC Holdings plc (founded as the Hong Kong and Shanghai Banking Corporation in 1865) which, with headquarters in London, is one of the world's largest banking and financial organizations. HSBC Asset Management manages over approximately $66 billion of assets worldwide for a wide variety of institutional, retail and private clients. HSBC Asset Management has advisory operations in Hong Kong and Singapore, among other locations. Its parent company has over a century of operations in local economies throughout the Asia-Pacific region. HSBC Asset Management's principal business address is 140 Broadway, 6th Floor, New York, New York 10005.

Fredric Lutcher III, Managing Director, Chief Financial Officer, HSBC Americas, and Man Wing Chung, Chief Investment Officer Asia (ex Japan), HSBC Hong Kong, are primarily responsible for portfolio management of Asia-Pacific Equity Fund. Mr. Lutcher joined HSBC in 1997, and has over 20 years of investment experience. Prior to joining HSBC, Mr. Lutcher was with Merrill Lynch Asset Management. Mr. Chung has been with HSBC for 6 years, and has 11 years investment experience.

LARGECAP  GROWTH  FUND,  INTERNATIONAL  CORE GROWTH FUND, WORLDWIDE GROWTH FUND,
INTERNATIONAL  SMALLCAP  GROWTH  FUND,  EMERGING  COUNTRIES FUND AND CONVERTIBLE
FUND

NICHOLAS-APPLEGATE CAPITAL MANAGEMENT (NACM).


NACM serves as Sub-Adviser to the Funds listed above. Founded in 1984, NACM manages over $35 billion of discretionary assets for numerous clients, including employee benefit plans of corporations, public retirement systems and unions, university endowments, foundations, and other institutional investors and individuals. Each of the Funds listed above is managed by a team of portfolio managers and analysts employed by NACM. NACM's principal business address is 600 West Broadway, San Diego, California 92101.


80  Management of the Funds

DIVIDENDS/TAXES                               DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS


The Funds generally distribute most or all of their net earnings in the form of dividends. Each Fund pays dividends, if any, as follows:


Annually(1)             Semi-Annually{1}     Quarterly(2)       Monthly(3)
-----------             ----------------     ------------       ----------
LargeCap Leaders        MagnaCap             Balanced           Strategic
Research Enhanced                            Convertible         Income
 Index                                                          Government
Growth                                                           Securities
 Opportunities                                                   Income
LargeCap Growth                                                 High Yield
MidCap Value                                                    High Yield II
MidCap                                                          High Total
 Opportunities                                                   Return
MidCap Growth                                                   High Total
Growth + Value                                                   Return II
SmallCap                                                        Money Market
 Opportunities
SmallCap Growth
Bank and Thrift
Worldwide
 Growth
International
 Value
International
 Core Growth
International
 SmallCap
 Growth
Emerging
 Markets Value
Emerging
 Countries
Asia-Pacific Equity

----------
(1)  Distributions normally expected to consist primarily of capital gains.
(2) Distributions normally expected to consist on an annual basis of a variable combination of capital gains and ordinary income.
(3)  Distributions normally expected to consist primarily of ordinary income.


Each Fund distributes capital gains, if any, annually.


DIVIDEND REINVESTMENT


Unless you instruct a Fund to pay you dividends in cash, dividends and distributions paid by a Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class A, B, C, M or T shares of a Fund invested in another Pilgrim Fund which offers the same class shares. If you are a shareholder of Pilgrim Prime Rate Trust, whose shares are not held in a broker or nominee account, you may, upon written request, elect to have all dividends invested into a pre-existing Class A account of any open-end Pilgrim Fund.


TAXES


The following information is meant as a general summary for U.S. shareholders. Please see the Statement of Additional Information for additional information. You should rely your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in a Fund.

Each Fund will distribute most of its net investment income and net capital gains to its shareholders each year. Although the Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. It does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if a Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate.

Dividends declared by a Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. You are responsible for any tax liabilities generated by your transactions.

As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.


                                          Dividends, Distributions and Taxes  81

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

All mutual funds involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. A Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Funds may invest and certain of the investment practices that the Funds may use. For more information about these and other types of securities and investment techniques that may be used by the Funds, see the SAI.

Many of the investment techniques and strategies discussed in this prospectus and in the Statement of Additional Information are discretionary, which means that the adviser or sub-adviser can decide whether to use them or not. The adviser or sub-adviser of a Fund may also use investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.

PRINCIPAL RISKS

Investments in Foreign Securities. There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends.

Each Fund that invests in foreign securities may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, or to help protect Fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Fund.


EMERGING MARKETS INVESTMENTS. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasonal financial systems; environmental problems; less well developed legal systems; and less reliable custodial services and settlement practices.

INABILITY TO SELL SECURITIES -- some securities usually trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small and mid-size U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

HIGH YIELD SECURITIES. Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High yield securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield securities structured as zero coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high yield securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high yield securities.

CORPORATE DEBT SECURITIES. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of the Funds' debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.


One measure of risk for fixed income securities is duration. Duration is one of the tools used by a portfolio manager in selection of fixed income securities. Historically, the maturity of a


82  More Information About Risks

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's "interest rate risk" or "volatility." According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.


U.S. GOVERNMENT SECURITIES. Some U.S. Government agency securities may be subject to varying degrees of credit risk particularly those not backed by the full faith and credit of the United States Government. All U.S. Government securities may be subject to price declines in the securities due to changing interest rates.

CONVERTIBLE SECURITIES. The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.

OTHER INVESTMENT COMPANIES. Each Fund (except the MagnaCap, High Yield and Government Securities Income Funds) may invest up to 10% of its assets in other investment companies. When a Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

RESTRICTED AND ILLIQUID SECURITIES. Each Fund may invest in restricted and illiquid securities (except MagnaCap Fund may not invest in restricted securities). If a security is illiquid, the Fund might be unable to sell the security at a time when the adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

MORTGAGE-RELATED SECURITIES. Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Fund. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

INTERESTS IN LOANS. Certain Funds may invest in participation interests or assignments in secured variable or floating rate loans, which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to the Fund's investment. Many loans are relatively illiquid, and may be difficult to value.

DERIVATIVES. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Many of the Funds do not invest in these types of derivatives, and some do, so please check the description of the Fund's policies. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.


                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.


                                               More Information About Risks   83

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------


TEMPORARY DEFENSIVE STRATEGIES. When the adviser or sub-adviser to a Fund anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. To the extent that a Fund invests defensively, it likely will not achieve capital appreciation.

PORTFOLIO TURNOVER. Each Fund (except the MagnaCap, LargeCap Leaders, MidCap Value, Bank and Thrift and Asia-Pacific Equity Funds) is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Fund.


OTHER RISKS


REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements, which involve the purchase by a Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

LENDING PORTFOLIO SECURITIES. In order to generate additional income, each Fund (except Bank and Thrift Fund) may lend portfolio securities in an amount up to 33 1/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

BORROWING. Each Fund may borrow for certain types of temporary or emergency purposes subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of a Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date. Whether such a transaction produces a gain for a Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase a Fund's yield; however, such transactions also increase a Fund's risk to capital and may result in a shareholder's loss of principal.

SHORT SALES. Each Fund (except the MagnaCap, LargeCap Leaders, Bank and Thrift, Asia-Pacific Equity, Government Securities Income and High Yield Funds) may make short sales. A "short sale" is the sale by a Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

PAIRING OFF TRANSACTIONS. A pairing-off transaction occurs when a Fund commits to purchase a security at a future date, and then the Fund "pairs-off" the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Fund will experience a loss.

PERCENTAGE AND RATING LIMITATIONS Unless otherwise stated, the percentage limitations in this prospectus apply at the time of investment.

84  More Information About Risks

Financial
Highlights
--------------------------------------------------------------------------------

The financial highlights tables on the following pages are intended to help you understand each Fund's financial performance for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). A report of each Fund's independent auditor, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.


                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                                      Financial
PILGRIM MAGNACAP FUND                                                 Highlights
--------------------------------------------------------------------------------

The information in the table below has been audited by KPMG LLP, independent auditors.


                                                    Class A                                             Class B
                              -----------------------------------------------------   -------------------------------------------
                                Six                                                     Six
                               Months                                                  Months                              July 17,
                               ended                                                   ended                              1995(2) to
                            Dec. 31, 1999             Year ended June 30,           Dec. 31, 1999   Year ended June 30,    June 30,
                             (unaudited)  1999    1998     1997     1996    1995(1)  (unaudited)  1999    1998      1997     1996
                              ---------   ----    ----     ----     ----    -------   ---------   ----    ----      ----     ----
Per Share Operating
 Performance:
 Net asset value,
   beginning of period     $             17.07    15.92    16.69    14.03    12.36                16.86    15.81   16.59     14.22
 Income from investment
   operations:
 Net investment
   income (loss)           $              0.07     0.04     0.10     0.09     0.12                (0.04)   (0.04)     --      0.06
 Net realized and
   unrealized gains
   on investments          $              2.37     3.02     4.16     2.87     2.29                 2.32     2.97    4.13      2.61
 Total from investment
   operations              $              2.44     3.06     4.26     2.96     2.41                 2.28     2.93    4.13      2.67
 Less distributions from:
 Net investment income     $              0.04     0.06     0.12     0.06     0.14                   --     0.03      --      0.06
 Net realized gains
   on investments          $              1.78     1.85     4.91     0.24     0.60                 1.78     1.85    4.91      0.24
 Net asset value,
   end of period           $             17.69    17.07    15.92    16.69    14.03                17.36    16.86   15.81     16.59
 Total Return(3):          %             15.93    20.53    30.82    21.31    20.61                15.12    19.76   29.92     18.98

Ratios/Supplemental Data:
 Net assets, end of
   period (000's)          $           368,508  348,759  290,355  235,393  211,330              116,227   77,787   37,427   10,509
 Ratios to average
   net assets:
 Expenses(4)               %              1.35     1.37     1.46     1.68     1.59                 2.05     2.07    2.16      2.38
 Net investment
   income (loss)(4)        %              0.41     0.29     0.64     0.54     0.98                (0.29)   (0.41)  (0.04)     0.07
 Portfolio turnover rate   %                48       53       77       15        6                   48       53      77        15


                                 Class C                                                                Class M
                             ----------------                                         -------------------------------------------
                              Six                                                       Six
                             Months      June 1,                                       Months                              July 17,
                             ended      1999(2) to                                     ended                              1995(2) to
                          Dec. 31, 1999  June 30,                                   Dec. 31, 1999  Year ended June 30,     June 30,
                           (unaudited)    1999                                       (unaudited)  1999    1998     1997      1996
                            ---------     ----                                        ---------   ----    ----     ----      ----
Per Share Operating
 Performance:
 Net asset value,
   beginning of period     $             16.69                                                    16.95   15.87    16.63    14.22
 Income from investment
   operations:
 Net investment
   income (loss)           $                --                                                    (0.01)     --     0.02     0.08
 Net realized and
   unrealized gains
   on investments          $              0.68                                                     2.35    2.98     4.16     2.63
 Total from investment
   operations              $              0.68                                                     2.34    2.98     4.18     2.71
 Less distributions from:
 Net investment income     $                --                                                       --    0.05     0.03     0.06
 Net realized gains
   on investments          $                --                                                     1.78    1.85     4.91     0.24
 Net asset value,
   end of period           $             17.37                                                    17.51   16.95    15.87    16.63
 Total Return(3):          %              4.07                                                    15.41   20.00    30.26    19.26

Ratios/Supplemental Data:
 Net assets, end of
   period (000's)          $               601                                                   16,351   14,675   6,748    1,961
 Ratios to average
   net assets:
 Expenses(4)               %              1.12                                                     1.80    1.82     1.91     2.13
 Net investment
   income (loss)(4)        %              0.42                                                    (0.04)  (0.16)    0.22     0.32
 Portfolio turnover rate   %                48                                                       48      53       77       15


----------
(1) Pilgrim Investments, Inc., the Fund's Investment Manager, acquired certain assets of Pilgrim Management Corporation, the Fund's former Investment Manager, in a transaction that closed on April 7, 1995.

(2)  Commencement of offering shares.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)  Annualized.


86   Pilgrim MagnaCap Fund

Financial
Highlights                                         PILGRIM LARGECAP LEADERS FUND
--------------------------------------------------------------------------------

The information in the table below has been audited by KPMG LLP, independent auditors.


                                                  Class A                                           Class B
                                --------------------------------------------    ------------------------------------------------
                                Six months                                      Six months
                                  ended                             Ten months    ended                               Ten months
                                 Dec. 31,                             ended      Dec. 31,                                ended
                                   1999       Year ended June 30,    June 30,      1999        Year ended June 30,      June 30,
                               (unaudited)  1999    1998(2)   1997   1996(1)   (unaudited)   1999    1998(2)    1997     1996(1)
                                ---------   ----    -------   ----   -------    ---------    ----    -------    ----     -------
Per Share Operating
 Performance:
 Net asset value,
   beginning of period       $              14.70   14.17    11.77    10.00                  14.44    14.04     11.71     10.00
 Income from investment
   operations:
 Net investment
   income (loss)             $                 --    0.01     0.06     0.07                  (0.09)   (0.10)    (0.02)     0.06
 Net realized and
   unrealized gains
   on investments            $               3.00    2.30     2.63     1.87                   2.90     2.28      2.59      1.81
 Total from investment
   operations                $               3.00    2.31     2.69     1.94                   2.81     2.18      2.57      1.87
 Less distributions from:
 Net investment income       $                 --      --     0.05     0.08                     --       --        --      0.07
 Net realized gains
   on investments            $               0.35    1.78     0.24     0.09                   0.35     1.78      0.24      0.09
 Net asset value,
   end of period             $              17.35   14.70    14.17    11.77                  16.90    14.44     14.04     11.71
 Total Return(4):            %              20.66   17.71    23.24    19.56                  19.71    16.91     22.23     18.85

Ratios/Supplemental Data:
 Net assets, end of
   period (000's)            $              8,506   7,606    8,961    2,530                 24,213   15,605    13,611     1,424
 Ratios to average
   net assets:
 Net expenses after expense
   reimbursement(5)          %               1.75    1.75     1.75     1.75                   2.50     2.50      2.50      2.50
 Gross expenses prior to
   expense reimbursement(5)  %               1.98    2.28     2.33     5.44                   2.73     3.03      3.08      5.79
 Net investment income
   (loss) after expense
   reimbursement(5)          %              (0.04)   0.03     0.41     0.65                  (0.79)   (0.72)    (0.35)    (0.25)
 Portfolio turnover rate     %                 87      78       86       59                     87       78        86        59


                                     Class C                                                Class M
                                ------------------                    --------------------------------------------------
                                Six months                            Six months
                                  ended     June 17,                    ended                                  Ten months
                                 Dec. 31,  1999(3) to                  Dec. 31,                                   ended
                                   1999     June 30,                     1999           Year ended June 30,      June 30,
                               (unaudited)    1999                   (unaudited)   1999      1998(2)    1997     1996(1)
                                ---------     ----                    ---------    ----      -------    ----     -------
Per Share Operating
 Performance:
 Net asset value,
   beginning of period       $                16.54                                 14.55     14.10      11.73     10.00
 Income from investment
   operations:
 Net investment
   income (loss)             $                   --                                 (0.09)    (0.07)        --      0.06
 Net realized and
   unrealized gains
   on investments            $                 0.38                                  2.97      2.30       2.62      1.83
 Total from investment
   operations                $                 0.38                                  2.88      2.23       2.62      1.89
 Less distributions from:
 Net investment income       $                   --                                    --        --       0.01      0.07
 Net realized gains
   on investments            $                   --                                  0.35      1.78       0.24      0.09
 Net asset value,
   end of period             $                16.92                                 17.08     14.55      14.10     11.73
 Total Return(4):            %                 2.30                                 20.04     17.20      22.58     19.06

Ratios/Supplemental Data:
 Net assets, end of
   period (000's)            $                   --                                 5,661     5,533      4,719     1,240
 Ratios to average
   net assets:
 Net expenses after expense
   reimbursement(5)          %                   --                                  2.25      2.25       2.25      2.25
 Gross expenses prior to
   expense reimbursement(5)  %                   --                                  2.48      2.78       2.83      5.90
 Net investment income
   (loss) after expense
   reimbursement(5)          %                   --                                 (0.54)    (0.47)     (0.10)     0.06
 Portfolio turnover rate     %                   87                                    87        78         86        59

----------
(1)  The Fund commenced operations on September 1, 1995.

(2) Effective November 1, 1997, Pilgrim Investments, Inc. assumed the portfolio investment responsibilities of the Fund from ARK Asset Management Company, Inc.

(3)  Commencement of offering shares.

(4) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return information for less than one year is not annualized.

(5) Annualized.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                              Pilgrim LargeCap Leaders Fund   87

                                                                      Financial
PILGRIM RESEARCH ENHANCED INDEX FUND                                  Highlights
--------------------------------------------------------------------------------

The following chart shows the Fund's financial performance by share class. These figures have been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

                                                              Class A(1)   Class B(1)   Class C(1)
                                                                     Year ended October 31,
                                                               1999           1999        1999
                                                               ----           ----        ----
Operating performance:
 Net asset value at the beginning of the period           $     10.00         10.00        10.00
 Net investment gain                                      $      0.01         (0.02)       (0.02)
 Net realized and unrealized loss on investments          $      1.13          1.11         1.11
 Total from investment operations                         $      1.14          1.09         1.09
 Net asset value at the end of the period                 $     11.14         11.09        11.09
 Total investment return(2)                               %     11.40         10.90        10.90

Ratios and supplemental data:
 Net assets at the end of the period ($000s)              $    27,091        99,249       75,941
 Ratio of expenses to average net assets(3)               %      1.29          1.99         1.99
 Ratio of expense reimbursement to average net assets(3)  %      0.27          0.30         0.28
 Ratio of net investment loss to average net assets(3)    %      0.23         (0.49)       (0.49)
 Portfolio turnover rate                                  %        26            26           26

----------
(1)  Class A, B and C commenced operations on December 30, 1998.

(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

(3)  Annualized.


88   Pilgrim Research Enhanced Index Fund

Financial
Highlights                                     PILGRIM GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------


The following chart shows the Fund's financial performance by share class. The figures have been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

                                                        Class A                                     Class B
                                                 Year ended December 31,                    Year ended December 31,
                                           -------------------------------------    ---------------------------------------
                                           1999    1998   1997    1996   1995(1)    1999     1998     1997    1996  1995(1)
                                           ----    ----   ----    ----   -------    ----     ----     ----    ----  -------
Operating performance:
 Net asset value at the beginning
 of the period                         $          21.26   17.92   15.53   17.59              20.93   17.76   15.50  17.59
 Net investment income (loss)          $          (0.08)   0.03    0.02    0.08              (0.23)  (0.15)  (0.06)  0.06
 Net realized and unrealized gain
 on investments                        $           5.09    4.16    3.18    1.95               4.97    4.17    3.13   1.92
 Total from investment operations      $           5.01    4.19    3.20    2.03               4.74    4.02    3.07   1.98
 Dividends from net investment income  $             --      --      --   (0.10)                --      --      --  (0.08)
 Dividends from net realized gain on
 investments sold                      $          (0.21)  (0.85)  (0.81)  (3.99)             (0.21)  (0.85)  (0.81) (3.99)
 Total distributions                   $          (0.21)  (0.85)  (0.81)  (4.09)             (0.21)  (0.85)  (0.81) (4.07)
 Net asset value at the end of the
 period                                $          26.06   21.26   17.92   15.53              25.46   20.93   17.76  15.50
 Total investment return(2)            %          23.61   23.59   20.54   11.55              22.69   22.84   19.74  11.27

Ratios and supplemental data:
 Net assets at the end of the period
 ($000s)                               $         29,358   9,334   4,750   1,355             15,480   8,815   4,444  1,987
 Ratio of expenses to average net
 assets                                %           1.37    1.37     150    1.42(3)            2.13    2.14    2.20   2.07(3)
 Ratio of expense reimbursement to
 average net assets                    %             --    0.03    0.06      --                 --      --    0.04     --
 Ratio of net investment income
 (loss) to average net assets          %          (0.47)   0.04    0.11    0.63(3)           (1.26)  (0.95)  (0.55)  0.06(3)
 Portfolio turnover rate               %             98      32      62     134                 98      32      62    134


                                                         Class C                                 Class T
                                                  Year ended December 31,                  Year ended December 31,
                                           -------------------------------------    --------------------------------------
                                           1999   1998   1997    1996    1995(1)    1999   1998     1997     1996     1995
                                           ----   ----   ----    ----    -------    ----   ----     ----     ----     ----
Operating performance:
 Net asset value at the beginning
 of the period                          $        20.91   17.76   15.50    17.59           21.02    17.82    15.53    15.75
 Net investment income (loss)           $        (0.27)  (0.13)  (0.05)    0.04           (0.36)   (0.17)   (0.06)    0.07
 Net realized and unrealized gain
 on investments                         $         5.05    4.13    3.12     1.92            5.14     4.22     3.16     3.77
 Total from investment operations       $         4.78    4.00    3.07     1.96            4.78     4.05     3.10     3.84
 Dividends from net investment income   $           --      --      --    (0.06)             --       --       --    (0.07)
 Dividends from net realized gain on
 investments sold                       $        (0.21)  (0.85)  (0.81)   (3.99)          (0.21)   (0.85)   (0.81)   (3.99)
 Distributions from capital                         --      --      --       --              --       --       --       --
 Total distributions                    $        (0.21)  (0.85)  (0.81)   (4.05)          (0.21)   (0.85)   (0.81)   (4.06)
 Net asset value at the end of the
 period                                 $        25.48   20.91   17.76    15.50           25.59    21.02    17.82    15.53
 Total investment return(2)             %        22.90   22.73   19.74    11.17           22.79    22.94    19.90    24.40

Ratios and supplemental data:
 Net assets at the end of the period
 ($000s)                                $        1,625   1,152     365       69          52,023   73,674   70,406   76,343
 Ratio of expenses to average net
 assets                                 %         2.13    2.17    2.20     2.11(3)         2.05     2.03     2.00     2.00
 Ratio of expense reimbursement to
 average net assets                     %           --      --    0.15       --              --       --     0.04       --
 Ratio of net investment income
 (loss) to average net assets           %        (1.24)  (1.00)  (0.57)    0.02(3)        (1.19)   (0.81)   (3.05)    0.37
 Portfolio turnover rate                %           98      32      62      134              98       32       62      134

----------
(1)  Class A, B and C commenced operations on June 5, 1995.

(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

(3)  Annualized.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.


                                          Pilgrim Growth Opportunities Fund   89

                                                                      Financial
PILGRIM LARGECAP GROWTH FUND                                          Highlights
--------------------------------------------------------------------------------

For the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by another independent auditor.


                                                             Class A                                      Class B
                                            ------------------------------------------   ------------------------------------------
                                           Six months    Three                          Six months    Three
                                             ended       months     Year     July 21,     ended       months     Year      July 21,
                                            Dec. 31,     ended      ended   1997(1) to   Dec. 31,     ended      ended    1997(1) to
                                              1999      June 30,  March 31,  March 31,     1999      June 30,  March 31,   March 31,
                                           (unaudited)  1999(2)     1999       1998     (unaudited)  1999(2)     1999        1998
                                            ---------   --------  ---------  ---------   ---------   --------  ---------  ---------
Per Share Operating Performance:
 Net asset value, beginning of period   $                 24.94      15.73      12.50                  25.04      15.64      12.50
 Income from investment operations:
 Net investment income (loss)           $                 (0.02)     (0.08)     (0.03)                 (0.05)     (0.08)     (0.07)
 Net realized and unrealized
   gains on investments                 $                  3.17       9.77       3.29                   3.16       9.71       3.24
 Total from investment operations       $                  3.15       9.69       3.26                   3.11       9.63       3.17
 Less distributions from:
 Net investment income                  $                    --         --         --                     --         --         --
 Net realized gains on investments      $                    --       0.48       0.03                     --       0.23       0.03
 Net asset value, end of period         $                 28.09      24.94      15.73                  28.15      25.04      15.64
 Total Return(3):                       %                 12.63      63.06      62.35                  12.42      62.28      61.08

Ratios/Supplemental Data:
 Net assets, end of period ($000's)     $                30,108     12,445      4,742                 49,057     20,039      3,187
 Ratios to average net assets:
 Net expenses after expense
   reimbursement(4)                     %                  1.43       1.59       1.60                   2.08       2.24       2.25
 Gross expenses prior to
   expense reimbursement(4)             %                  1.45       2.24       4.70                   2.10       2.89       4.78
 Net investment income (loss)
   after expense reimbursement(4)       %                 (0.56)     (0.65)     (0.87)                 (1.21)     (1.28)     (1.36)
 Portfolio turnover                     %                    27        253        306                     27        253        306


                                                            Class C
                                           ------------------------------------------
                                          Six months    Three
                                            ended       months      Year       July 21,
                                           Dec. 31,     ended       ended     1997(1) to
                                             1999      June 30,   March 31,   March 31,
                                          (unaudited)  1999(2)      1999         1998
                                           ---------   -------      ----         ----
Per Share Operating Performance:
 Net asset value, beginning of period   $               24.97       15.63       12.50
 Income from investment operations:
 Net investment income (loss)           $               (0.06)      (0.07)      (0.05)
 Net realized and unrealized
   gains on investments                 $                3.16        9.65        3.24
 Total from investment operations       $                3.10        9.58        3.19
 Less distributions from:
 Net investment income                  $                  --          --          --
 Net realized gains on investments      $                  --        0.24        0.06
 Net asset value, end of period         $               28.07       24.97       15.63
 Total Return(3):                       %               12.41       61.97       61.38

Ratios/Supplemental Data:
 Net assets, end of period ($000's)     $              17,755       8,004         960
 Ratios to average net assets:
 Net expenses after expense
   reimbursement(4)                     %                2.08        2.25        2.25
 Gross expenses prior to
   expense reimbursement(4)             %                2.10        2.90        7.79
 Net investment income (loss)
   after expense reimbursement(4)       %               (1.21)      (1.26)      (1.49)
 Portfolio turnover                     %                  27         253         306

----------
(1)  The Fund commenced operations on July 21, 1997.

(2) Effective May 24, 1999, Pilgrim Investments, Inc., became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)  Annualized.


90   Pilgrim LargeCap Growth Fund

Financial
Highlights                                             PILGRIM MIDCAP VALUE FUND
--------------------------------------------------------------------------------

The information in the table below has been audited by KMPG LLP, independent auditors.


                                                           Class A                                         Class B
                                         --------------------------------------------    ------------------------------------------
                                        Six months                                      Six months
                                          ended                             Ten months    ended                           Ten months
                                         Dec. 31,                              ended     Dec. 31,                            ended
                                           1999        Year ended June 30,    June 30,     1999                             June 30,
                                        (unaudited)  1999     1998     1997   1996(1)   (unaudited)  1999    1998    1997   1996(1)
                                         ---------   ----     ----     ----   -------    ---------   ----    ----    ----   -------
Per Share Operating Performance:
 Net asset value,
   beginning of period               $              16.79    14.64    11.99    10.00                16.47   14.49   11.94   10.00
 Income from investment operations:
 Net investment income (loss)        $              (0.09)   (0.07)   (0.02)    0.13                (0.21)  (0.18)  (0.05)   0.07
 Net realized and unrealized gains
   on investments                    $               0.12     2.71     2.85     1.91                 0.12    2.65    2.76    1.90
 Total from investment operations    $               0.03     2.64     2.83     2.04                (0.09)   2.47    2.71    1.97
 Less distributions from:
 Net investment income               $                 --       --     0.07     0.05                   --      --    0.05    0.03
 Net realized gains on investments   $               1.17     0.49     0.11       --                 1.17    0.49    0.11      --
 Net asset value, end of period      $              15.65    16.79    14.64    11.99                15.21   16.47   14.49   11.94
 Total Return(3):                    %               0.95    18.40    23.89    20.48                 0.21   17.40   22.95   19.80
Ratios/Supplemental Data:
 Net assets, end of period ($000's)  $             18,621   27,485   16,985    2,389               31,223  40,575  23,258   2,123
 Ratios to average net assets:
 Net expenses after expense
   reimbursement(4)                  %               1.75     1.75     1.75     1.75                 2.50    2.50    2.50    2.50
 Gross expenses prior to expense
   reimbursement(4)                  %               1.79     1.78     1.94     4.91                 2.54    2.53    2.69    5.32
 Net investment income (loss)
   after expense reimbursement(4)    %              (0.48)   (0.53)   (0.13)    2.00                (1.23)  (1.28)  (0.90)   1.27
 Portfolio turnover rate             %                109       85       86       60                  109      85      86      60


                                              Class C                                                 Class M
                                         -------------------                        ----------------------------------------------
                                        Six months                                 Six months
                                          ended      June 2,                         ended                                Ten months
                                         Dec. 31,    1999 to                        Dec. 31,                                ended
                                           1999      June 30,                         1999                                 June 30,
                                        (unaudited)  1999(2)                       (unaudited)  1999     1998     1997     1996(1)
                                         ---------   -------                        ---------   ----     ----     ----     -------
Per Share Operating Performance:
 Net asset value,
   beginning of period               $                14.84                                     16.52    14.49    11.93     10.00
 Income from investment operations:
 Net investment income (loss)        $                (0.02)                                    (0.17)   (0.15)   (0.03)     0.06
 Net realized and unrealized gains
   on investments                    $                 0.38                                      0.12     2.67     2.76      1.91
 Total from investment operations    $                 0.36                                     (0.05)    2.52     2.73      1.97
 Less distributions from:
 Net investment income               $                   --                                        --       --     0.06      0.04
 Net realized gains on investments   $                   --                                      1.17     0.49     0.11        --
 Net asset value, end of period      $                15.20                                     15.30    16.52    14.49     11.93
Total Return(3):                     %                 2.43                                      0.46    17.76    23.21     19.82
Ratios/Supplemental Data:
 Net assets, end of period ($000's)  $                   47                                    10,504   13,232    8,378     1,731
 Ratios to average net assets:
 Net expenses after expense
   reimbursement(4):                 %                 2.50                                      2.25     2.25     2.25      2.25
 Gross expenses prior to expense
   reimbursement(4):                 %                 2.54                                      2.29     2.28     2.44      4.72
 Net investment income (loss)
   after expense reimbursement(4):   %                (1.23)                                    (0.98)   (1.03)   (0.63)     1.16
 Portfolio turnover rate             %                  109                                       109       85       86        60


----------

(1)  The Fund commenced operations on September 1, 1995.

(2)  Commencement of offering shares.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)  Annualized.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.


                                                  Pilgrim MidCap Value Fund   91

                                                                      Financial
PILGRIM MIDCAP OPPORTUNITIES FUND                                     Highlights
--------------------------------------------------------------------------------

The following chart shows the Fund's financial performance by share class. These figures have been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.


                                                 Class A(1)                Class B(1)                Class C(1)
                                           Year ended December 31,   Year ended December 31,   Year ended December 31,
                                             1999          1998        1999          1998        1999          1998
                                             ----          ----        ----          ----        ----          ----
Operating performance
 Net asset value at the beginning
 of the period                         $                   10.00                     10.00                     10.00
 Net investment loss                   $                   (0.03)                    (0.03)                    (0.04)
 Net realized and unrealized gain on
 investments                           $                    2.99                      3.00                      3.00
 Total from investment operations      $                    2.96                      2.97                      2.96
 Net asset value at the end of the
 period                                $                   12.96                     12.97                     12.96
 Total investment return(2):           %                   29.60                     29.70                     29.60

Ratios and supplemental data
 Net assets at the end of the period
 ($000s)                               $                     610                       140                        87
 Ratio of expenses to average net
 assets(3)                             %                    1.80                      2.50                      2.50
 Ratio of expense reimbursement to
 average net assets(3):                %                    0.62                      0.77                      0.72
 Ratio of net investment loss to
 average net assets(3):                %                   (1.10)                    (2.05)                    (2.04)
 Portfolio turnover rate               %                      61                        61                        61


----------
(1)  Class A, B and C commenced operations on August 20, 1998.

(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

(3)  Annualized.

92   Pilgrim MidCap Opportunities Fund

Financial
Highlights                                            PILGRIM MIDCAP GROWTH FUND
--------------------------------------------------------------------------------

For the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors.

For all periods ending prior to June 30, 1999, the financial information was audited by other independent auditors.


                                                                       Class A
                                            -------------------------------------------------------------
                                               Six
                                              months     Three
                                              ended      months
                                             Dec. 31,    ended
                                               1999     June 30,            Year ended March 31,
                                           (unaudited)  1999(1)   1999     1998      1997    1996    1995
                                            ---------   -------   ----     ----      ----    ----    ----
Per Share Operating Performance:
 Net asset value, beginning of period   $                 19.93    18.63    16.80    18.37   13.61   13.25
 Income from investment operations:
 Net investment income (loss)           $                 (0.06)   (0.50)   (0.14)   (0.17)  (0.18)  (0.10)
 Net realized and unrealized gains on
 investments                            $                  1.47     3.17     6.50     0.57    4.94    0.46
 Total from investment operations       $                  1.41     2.67     6.36     0.40    4.76    0.36
 Less distributions from:
 Net investment income                  $                    --       --       --       --      --      --
 Net realized gains on investments      $                    --     1.37     4.53     1.97      --      --
 Net asset value, end of period         $                 21.34    19.93    18.63    16.80   18.37   13.61
 Total Return(3):                       %                  7.07    15.36    41.81     1.09   35.07    2.72

Ratios/Supplemental Data:
 Net assets, end of period (000's)      $                66,586   67,550   90,619   76,108  77,275  65,292
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(4)                       %                  1.49     1.56     1.57     1.60    1.58    1.59
 Gross expenses prior to expense
 reimbursement(4)                       %                  1.50     1.64     1.66     1.56    1.56    1.63
 Net investment income (loss) after
 expense reimbursement(4)               %                 (1.20)   (1.04)   (1.33)   (1.05)  (0.91)  (0.66)
 Portfolio turnover                     %                    55      154      200      153     114      98


                                                                   Class B
                                           -------------------------------------------------------
                                              Six
                                             months     Three
                                             ended      months                               May 31,
                                            Dec. 31,    ended                              1995(2) to
                                              1999     June 30,     Year ended March 31,    March 31,
                                          (unaudited)   1999(1)    1999     1998     1997     1996
                                           ---------    -------    ----     ----     ----     ----
Per Share Operating Performance:
 Net asset value, beginning of period                     23.54    21.55    16.33    16.25    12.50
 Income from investment operations:
 Net investment income (loss)                             (0.11)   (0.42)   (0.25)   (0.17)   (0.09)
 Net realized and unrealized gains on
 investments                                               1.75     3.42     6.74     0.25     3.84
 Total from investment operations                          1.64     3.00     6.49     0.08     3.75
 Less distributions from:
 Net investment income                                       --       --       --       --       --
 Net realized gains on investments                           --     1.01     1.27       --       --
 Net asset value, end of period                           25.18    23.54    21.55    16.33    16.25
 Total Return(3):                                          6.97    14.59    40.84    (0.49)   30.00

Ratios/Supplemental Data:
 Net assets, end of period (000's)                       49,335   45,876   46,806   29,002   11,186
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(4)                                          2.14     2.22     2.22     2.25     2.22
 Gross expenses prior to expense
 reimbursement(4)                                          2.14     2.29     2.21     2.66     3.39
 Net investment income (loss) after
 expense reimbursement(4)                                 (1.85)   (1.69)   (1.99)   (1.69)   (1.61)
 Portfolio turnover                                          55      154      200      153      114


                                                                          Class C
                                           -------------------------------------------------------------------
                                              Six
                                             months     Three
                                             ended      months
                                            Dec. 31,    ended
                                              1999     June 30,               Year ended March 31,
                                          (unaudited)  1999(1)    1999      1998      1997      1996      1995
                                           ---------   -------    ----      ----      ----      ----      ----
Per Share Operating Performance:
 Net asset value, beginning of period   $               18.49     17.15     16.48     18.06     13.45     13.18
 Income from investment operations:
 Net investment income (loss)           $               (0.09)    (0.61)    (0.28)    (0.32)    (0.27)    (0.17)
 Net realized and unrealized gains on
 investments                            $                1.38      2.97      6.26      0.62      4.88      0.44
 Total from investment operations       $                1.29      2.36      5.98      0.30      4.61      0.27
 Less distributions from:
 Net investment income                  $                  --        --        --        --        --        --
 Net realized gains on investments      $                  --      1.02      5.31      1.88        --        --
 Net asset value, end of period         $               19.78     18.49     17.15     16.48     18.06     13.45
 Total Return(3):                       %                6.98     14.60     40.95      0.56     34.28      2.05

Ratios/Supplemental Data:
 Net assets, end of period (000's)      $             144,832   141,685   166,849   157,501   177,461   143,390
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(4)                       %                2.14      2.23      2.27      2.14      2.14      2.24
 Gross expenses prior to expense
 reimbursement(4)                       %                2.14      2.30      2.33      2.17      2.14      2.24
 Net investment income (loss) after
 expense reimbursement(4)               %               (1.85)    (1.70)    (2.01)    (1.59)    (1.47)    (1.30)
 Portfolio turnover                     %                  55       154       200       153       114        98

----------
(1) Effective May 24, 1999, Pilgrim Investments, Inc. became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor.

(2)  Commencement of offering shares.

(3) Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4) Annualized.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.


                                                 Pilgrim MidCap Growth Fund   93

                                                                      Financial
PILGRIM GROWTH + VALUE FUND                                           Highlights
--------------------------------------------------------------------------------

The following chart shows the Fund's financial performance by share class. These figures have been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

                                                            Class A(1)               Class B(1)                    Class C(1)
                                                     Year ended October 31,      Year ended October 31,     Year ended October 31,
                                                     1999     1998     1997    1999     1998      1997     1999     1998     1997
                                                     ----     ----     ----    ----     ----      ----     ----     ----     ----
Operating performance:
 Net asset value at the beginning of the period   $   10.44   12.15    10.00    10.29    12.08    10.00    10.29    12.08    10.00
 Net investment loss                              $   (0.17)  (0.11)   (0.05)   (0.27)   (0.16)   (0.08)   (0.26)   (0.16)   (0.08)
 Net realized and unrealized gain on investments  $    9.49   (1.42)    2.20     9.32    (1.45)    2.16     9.30    (1.45)    2.16
 Total from investment operations                 $    9.32   (1.53)    2.15     9.05    (1.61)    2.08     9.04    (1.61)    2.08
 Dividends from net realized gain (loss) on
 investments sold                                 $      --   (0.18)      --       --    (0.18)      --       --    (0.18)      --
 Total distributions                              $
 Net asset value at the end of the period         $   19.76   10.44    12.15    19.34    10.29    12.08    19.33    10.29    12.08
 Total investment return(2)                       %   89.27  (12.63)   21.50    87.95   (13.38)   20.80    87.85   (13.38)   20.80

Ratios and supplemental data:
 Net assets at the end of the period ($000s)      $  81,225  33,425   34,346  227,227  105,991   76,608   84,391   37,456   26,962
 Ratio of expenses to average net assets(3)       %    1.69    1.72     1.84     2.39     2.45     2.55     2.40     2.46     2.56
 Ratio of expense reimbursement to average net
 assets(3)                                        %      --      --     0.02       --       --     0.02       --       --     0.02
 Ratio of net investment loss to average net
 assets(3)                                        %   (1.30)  (0.92)   (0.94)   (2.00)   (1.67)   (1.68)   (2.01)   (1.69)   (1.70)
 Portfolio turnover rate                          %     197     162      144      197      162      144      197      162      144

----------
(1)  Class A, B and C commenced operations on November 18, 1996.

(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

(3)  Annualized.

94   Pilgrim Growth + Value Fund

Financial
Highlights                                   PILGRIM SMALLCAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

The following chart shows the Fund's financial performance by share class. The figures have been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.


                                                        Class A                                       Class B
                                                 Year ended December 31,                       Year ended December 31,
                                          ----------------------------------------     ----------------------------------------
                                          1999   1998     1997     1996    1995(1)     1999    1998     1997     1996   1995(1)
                                          ----   ----     ----     ----    -------     ----    ----     ----     ----   -------
Operating performance:
 Net asset value at the beginning of
 the period                            $          27.77    24.72    20.92   19.56              27.27    24.46    20.84   19.56
 Net investment loss                   $          (0.27)   (0.02)   (0.04)  (0.09)             (0.48)   (0.19)   (0.12)  (0.12)
 Net realized and unrealized gain on
 investments                           $           2.23     3.68     3.84    2.48               2.20     3.61     3.74    2.43
 Total from investment operations      $           1.96     3.66     3.80    2.39               1.72     3.42     3.62    2.31
 Dividends from net realized gain on
 investments sold                      $          (0.73)   (0.61)      --   (1.03)             (0.73)   (0.61)      --   (1.03)
 Total distributions                   $          (0.73)   (0.61)      --   (1.03)             (0.73)   (0.61)      --   (1.03)
 Net asset value at the end of the
 period                                $          29.00    27.77    24.72   20.92              28.26    27.27    24.46   20.84
 Total investment return(2)            %           7.59    14.92    18.16   12.20               6.84    14.10    17.37   11.79

Ratios and supplemental data:
 Net assets at the end of the period
 ($000s)                               $         45,461   78,160   65,660   2,335            124,065  169,516  126,859   1,491
 Ratio of expenses to average net
 assets                                %           1.47     1.43     1.46    1.50(3)            2.18     2.15     2.17    2.20(3)
 Ratio of expense reimbursement to
 average net assets                    %             --       --     0.01      --                 --       --     0.01    0.01
 Ratio of net investment loss to
 average net assets                    %          (0.70)   (0.07)   (0.30)  (0.91)(3)          (1.43)   (0.78)   (1.01)  (1.64)(3)
 Portfolio turnover rate               %            257      175      140      71                257      175      140      71


                                                         Class C                                     Class T
                                                  Year ended December 31,                    Year ended December 31,
                                          ---------------------------------------      -----------------------------------
                                          1999   1998     1997    1996    1995(1)      1999   1998    1997    1996    1995
                                          ----   ----     ----    ----    -------      ----   ----    ----    ----    ----
Operating performance:
 Net asset value at the beginning of
 the period                            $         27.26    24.46    20.84    19.56             27.34   24.48   20.84   19.64
 Net investment loss                   $         (0.55)   (0.20)   (0.13)   (0.15)            (0.51)  (0.18)  (0.21)  (0.34)
 Net realized and unrealized gain
 (loss) on investments                 $          2.26     3.61     3.75     2.46              2.26    3.65    3.85    2.57
 Total from investment operations      $          1.71     3.41     3.62     2.31              1.75    3.47    3.64    2.23
 Dividends from net realized gain on
 investments sold                      $         (0.73)   (0.61)      --    (1.03)            (0.73)  (0.61)     --   (1.03)
 Total distributions                   $         (0.73)   (0.61)      --    (1.03)            (0.73)  (0.61)     --   (1.03)
 Net asset value at the end of the
 period                                $         28.24    27.26    24.46    20.84             28.36   27.34   24.48   20.84
 Total investment return(2)            %          6.81    14.06    17.37    11.79              6.94   14.29   17.47   11.34

Ratios and supplemental data:
 Net assets at the end of the period
 ($000s)                               $        29,746   51,460   37,342       62            18,203  32,800  35,670  33,557
 Ratio of expenses to average net
 assets                                %          2.22     2.18     2.20     2.20(3)           2.10    1.99    2.07    2.16
 Ratio of expense reimbursement to
 average net assets                    %            --       --     0.01     0.03                --      --    0.04      --
 Ratio of net investment loss to
 average net assets                    %         (1.45)   (0.82)   (1.03)   (1.60)(3)         (1.33)  (0.62)  (0.89)  (1.50)
 Portfolio turnover rate               %           257      175      140       71               257     175     140      71


----------
(1)  Classes A, B & C commenced operations on June 5, 1995.

(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

(3)  Annualized.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.


                                        Pilgrim SmallCap Opportunities Fund   95

                                                                      Financial
PILGRIM SMALLCAP GROWTH FUND                                          Highlights
--------------------------------------------------------------------------------

For the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors.

For all periods ending prior to June 30, 1999, the financial information was audited by other independent auditors.


                                                                         Class A
                                           ------------------------------------------------------------------
                                             Six
                                            months      Three
                                            ended       months
                                           Dec. 31,     ended
                                             1999      June 30,              Year ended March 31,
                                          (unaudited)   1999(1)   1999     1998      1997      1996      1995
                                           ---------    -------   ----     ----      ----      ----      ----
Per Share Operating Performance:
 Net asset value, beginning of period  $                 16.72    19.75    15.15     17.93     13.06     12.10
 Income from investment operations:
 Net investment income (loss)          $                 (0.06)   (0.85)   (0.08)    (0.22)    (0.20)    (0.16)
 Net realized and unrealized gains
 (loss) on investments                 $                  2.42     0.69     6.91     (0.66)     5.09      1.12
 Total from investment operations      $                  2.36    (0.16)    6.83     (0.88)     4.89      0.96
 Less distributions from: Net
 investment income                     $                    --       --       --        --        --        --
 Net realized gains on investments     $                    --     2.87     2.23      1.90      0.02        --
 Net asset value, end of period        $                 19.08    16.72    19.75     15.15     17.93     13.06
 Total Return(3):                      %                 14.11     0.37    46.32     (6.26)    37.48      7.93

Ratios/Supplemental Data:
 Net assets, end of period (000's)     $               102,641   94,428  201,943   121,742   138,155   106,725
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(4)                      %                  1.70     1.85     1.89      1.72      1.74      1.86
 Gross expenses prior to expense
 reimbursement(4)                      %                  1.74     1.95     1.90      1.72      1.74      1.84
 Net investment income (loss) after
 expense reimbursement(4)              %                 (1.46)   (1.32)   (1.85)    (1.26)    (1.20)    (1.27)
 Portfolio turnover                    %                    32       90       92       113       130       100


                                                                 Class B
                                         -----------------------------------------------------------
                                           Six
                                          months      Three
                                          ended       months                                  May 31,
                                         Dec. 31,     ended                                  1995(2) to
                                           1999      June 30,       Year ended March 31,      March 31,
                                        (unaudited)   1999(1)     1999      1998      1997      1996
                                         ---------    -------     ----      ----      ----      ----
Per Share Operating Performance:
 Net asset value, beginning of period                   21.12     22.53     15.51     16.69     12.50
 Income from investment operations:
 Net investment income (loss)                           (0.12)    (0.53)    (0.27)    (0.21)    (0.14)
 Net realized and unrealized gains
 (loss) on investments                                   3.05      0.33      7.29     (0.97)     4.33
 Total from investment operations                        2.93     (0.20)     7.02     (1.18)     4.19
 Less distributions from:
 Net investment income                                     --        --        --        --        --
 Net realized gains on investments                         --      1.21        --        --        --
 Net asset value, end of period                         24.05     21.12     22.53     15.51     16.69
 Total Return(3):                                       13.87     (0.29)    45.26     (7.07)    33.52

Ratios/Supplemental Data:
 Net assets, end of period (000's)                     49,448    45,140    55,215    28,030    13,626
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(4)                                        2.35      2.57      2.62      2.61      2.58
 Gross expenses prior to expense
 reimbursement(4)                                        2.39      2.66      2.63      2.73      3.26
 Net investment income (loss) after
 expense reimbursement(4)                               (2.11)    (2.03)    (2.59)    (2.13)    (2.09)
 Portfolio turnover                                        32        90        92       113       130

                                                                      Class C
                                           -----------------------------------------------------------------
                                             Six
                                            months      Three
                                            ended       months
                                           Dec. 31,     ended
                                             1999      June 30,              Year ended March 31,
                                          (unaudited)  1999(1)    1999     1998     1997      1996      1995
                                           ---------   -------    ----     ----     ----      ----      ----
Per Share Operating Performance:
 Net asset value, beginning of period   $                16.51     18.62    14.69    17.62     12.96     12.07
 Income from investment operations:
 Net investment income (loss)           $                (0.09)    (0.84)   (0.38)   (0.31)    (0.29)    (0.22)
 Net realized and unrealized gains
 on investments                         $                 2.39      0.61     6.84    (0.63)     5.03      1.11
 Total from investment operations       $                 2.30     (0.23)    6.46    (0.94)     4.74      0.89
 Less distributions from: Net
 investment income                      $                   --        --       --       --        --        --
 Net realized gains on investments      $                   --      1.88     2.53     1.99      0.08        --
 Net asset value, end of period         $                18.81     16.51    18.62    14.69     17.62     12.96
 Total Return(3):                       %                13.93     (0.24)   45.40    (6.81)    37.18      7.37

Ratios/Supplemental Data:
 Net assets, end of period (000's)      $              153,471   144,597  225,025  182,907   207,332   157,292
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(4)                       %                 2.35      2.51     2.57     2.35      2.35      2.44
 Gross expenses prior to expense
 reimbursement(4)                       %                 2.39      2.60     2.59     2.35      2.35      2.44
 Net investment income (loss) after
 expense reimbursement(4)               %                (2.11)    (1.97)   (2.53)   (1.89)    (1.81)    (1.85)
 Portfolio turnover                     %                   32        90       92      113       130       100

----------
(1) Effective May 24, 1999, Pilgrim Investments, Inc., became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor.

(2)  Commencement of offering shares.

(3) Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)  Annualized.


96   Pilgrim SmallCap Growth Fund

Financial
Highlights                                          PILGRIM BANK AND THRIFT FUND
--------------------------------------------------------------------------------

For the year ended June 30, 1999, the six-month period ended June 30, 1998 and the years ended December 31, 1997, 1996, and 1995, the information in the table below, with the exception of the information in the row labeled "Total Investment Return at Net Asset Value" for periods prior to January 1, 1997, have been audited by KPMG LLP, independent auditors. For all periods ending prior to December 31, 1995, the financial information, with the exception of the information in the row labeled "Total Investment Return at Net Asset Value", was audited by another independent auditor. The information in the row labeled "Total Investment Return at Net Asset Value" has not been audited for periods prior to January 1, 1997. Prior to October 17, 1997, the Class A shares were designated as Common Stock and the Fund operated as a closed-end investment company.


                                                       Class A                                              Class B
                             ------------------------------------------------------------   ---------------------------------------
                               Six                                                            Six
                              months                Six                                      months                Six
                              ended      Year      months                                    ended      Year      months   Oct. 20,
                             Dec. 31,    ended     ended                                    Dec. 31,    ended     ended   1997(2) to
                               1999     June 30,  June 30,     Year ended December 31,        1999     June 30,  June 30,  Dec. 31,
                            (unaudited)  1999     1998(3)   1997    1996   1995(1)   1994  (unaudited)  1999     1998(3)     1997
                             ---------   ----     -------   ----    ----   -------   ----   ---------   ----     -------     ----
Per Share Operating
 Performance:
 Net asset value,
   beginning of year       $              27.52    25.87    17.84   14.83   10.73    11.87              27.40      25.85      25.25
 Income (loss) from
   investment operations:
 Net investment income     $               0.29     0.11     0.34    0.32    0.31     0.26               0.08       0.01       0.04
 Net realized and
   unrealized gains (loss)
   on investments          $              (2.70)    1.54    10.83    5.18    4.78    (0.53)             (2.66)      1.54       2.92
 Total from investment
   operations              $              (2.41)    1.65    11.17    5.50    5.09    (0.27)             (2.58)      1.55       2.96
 Less distributions from:
 Net investment income     $               0.18       --     0.31    0.35    0.34     0.22               0.06         --       0.04
 Net realized gains
   on investments          $               0.55       --     2.65    2.14    0.65     0.65               0.55         --       2.04
 Tax return of capital     $                 --       --     0.18      --      --       --                 --         --       0.28
 Net asset value,
   end of year             $              24.38    27.52    25.87   17.84   14.83    10.73              24.21      27.40      25.85
 Closing market price,
   end of year                               --       --       --   15.75   12.88     9.13                 --         --         --
 Total Investment Return
   At Market Value(4)      %                 --       --       --   43.48   52.81    (8.85)                --         --         --
 Total Investment Return
   At Net Asset Value(5)   %              (8.61)    6.38    64.86   41.10   49.69    (1.89)             (9.31)      6.00      11.88

Ratios/Supplemental Data:
 Net assets, end of year
   ($millions)             $                403      549      383     252     210      152                343        360         76
 Ratio to average
   net assets:
 Expenses(6)               %               1.39     1.20     1.10    1.01    1.05     1.28               2.14       1.95       1.89
 Net investment income(6)  %               1.09     0.94     1.39    1.94    2.37     2.13               0.34       0.19       0.99
 Portfolio turnover rate   %                 29        2       22      21      13       14                 29          2         22


----------
(1) Pilgrim Investments, Inc., the Fund's Investment Manager, acquired certain assets of Pilgrim Management Corporation, the Fund's former Investment Manager, in a transaction that closed on April 7, 1995.

(2)  Commencement of offering shares.

(3)  Effective June 30, 1998, Bank and Thrift Fund changed its year end to June
     30.

(4) Total return was calculated at market value without deduction of sales commissions and assuming reinvestment of all dividends and distributions during the period.

(5) Total return is calculated at net asset value without deduction of sales commissions and assumes reinvestment of all dividends and distributions during the period. Total investment returns based on net asset value, which can be higher or lower than market value, may result in substantially different returns than total return based on market value. For all periods prior to January 1, 1997, the total returns presented are unaudited.

(6)  Annualized.


                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                              Pilgrim Bank and Thrift Fund    97

                                                                      Financial
PILGRIM WORLDWIDE GROWTH FUND                                         Highlights
--------------------------------------------------------------------------------

For the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by other independent auditors.


                                                                         Class A
                                            ----------------------------------------------------------------------
                                              Six
                                             months      Three
                                             ended       months
                                            Dec. 31,     ended
                                              1999      June 30,                Year ended March 31,
                                           (unaudited)  1999(1)     1999     1998       1997       1996       1995
                                            ---------   -------     ----     ----       ----       ----       ----
Per Share Operating Performance:
 Net asset value, beginning of period   $                 21.39     19.33    16.88      16.57      14.29      14.94
 Income from investment operations:
 Net investment income (loss)           $                    --     (0.02)    0.04      (0.16)     (0.07)     (0.05)
 Net realized and unrealized gains
 (loss) on investments                  $                  2.19      5.78     5.33       2.20       2.86      (0.09)
 Total from investment operations       $                  2.19      5.76     5.37       2.04       2.79      (0.14)
 Less distributions from:
 Net investment income                  $                    --      0.06       --         --       0.12       0.02
 Net realized gains on investments      $                    --      3.64     2.92       1.73       0.39       0.49
 Net asset value, end of period         $                 23.58     21.39    19.33      16.88      16.57      14.29
 Total Return(3):                       %                 10.24     33.56    34.55      12.51      19.79      (0.90)

Ratios/Supplemental Data:
 Net assets, end of period (000's)      $                66,245    49,134    38,647    24,022     23,481     22,208
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(4)                       %                  1.75      1.86      1.86      1.85       1.85       1.85
 Gross expenses prior to expense
 reimbursement(4)                       %                  1.75      2.02      2.21      2.17       2.17       2.18
 Net investment income (loss) after
 expense reimbursement(4)               %                 (0.03)    (0.62)    (0.69)     (0.93)    (0.35)     (0.42)
 Portfolio turnover                     %                    57       247       202        182       132         99


                                                                  Class B
                                          -------------------------------------------------------
                                            Six
                                           months      Three
                                           ended       months                               May 31,
                                          Dec. 31,     ended                              1995(2) to
                                            1999      June 30,    Year ended March 31,     March 31,
                                         (unaudited)  1999(1)    1999     1998     1997      1996
                                          ---------   -------    ----     ----     ----      ----
Per Share Operating Performance:
 Net asset value, beginning of period                   24.21    20.10    16.02    14.34     12.50
 Income from investment operations:
 Net investment income (loss)                           (0.03)   (0.08)   (0.17)   (0.14)    (0.05)
 Net realized and unrealized gains
 (loss) on investments                                   2.46     6.25     5.44     1.82      1.89
 Total from investment operations                        2.43     6.17     5.27     1.68      1.84
 Less distributions from:
 Net investment income                                     --     0.01       --       --        --
 Net realized gains on investments                         --     2.05     1.19       --        --
 Net asset value, end of period                         26.64    24.21    20.10    16.02     14.34
 Total Return(3):                                       10.04    32.74    34.03    11.72     14.72

Ratios/Supplemental Data:
 Net assets, end of period (000's)                     27,938   18,556   10,083    5,942     1,972
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(4)                                        2.40     2.51     2.51     2.50      2.50
 Gross expenses prior to expense
 reimbursement(4)                                        2.40     2.67     2.70     4.81      9.50
 Net investment income (loss) after
 expense reimbursement(4)                               (0.68)   (1.31)   (1.37)   (1.62)    (1.28)
 Portfolio turnover                                        57      247      202      182       132

                                                                     Class C
                                          ---------------------------------------------------------------
                                            Six
                                           months      Three
                                           ended       months
                                          Dec. 31,     ended
                                            1999      June 30,              Year ended March 31,
                                         (unaudited)  1999(1)     1999     1998     1997     1996     1995
                                          ---------   -------     ----     ----     ----     ----     ----
Per Share Operating Performance:
 Net asset value, beginning of period  $                 21.52    19.05    16.92    16.76    14.44    14.86
 Income from investment operations:
 Net investment income (loss)          $                 (0.04)   (0.20)   (0.19)   (0.28)   (0.21)   (0.15)
 Net realized and unrealized gains
 (loss) on investments                 $                  2.21     5.83     5.41     2.23     2.92    (0.08)
 Total from investment operations      $                  2.17     5.63     5.22     1.95     2.71    (0.23)
 Less distributions from:
 Net investment income                 $                    --     0.01       --       --     0.01       --
 Net realized gains on investments     $                    --     3.15     3.09     1.79     0.38     0.19
 Net asset value, end of period        $                 23.69    21.52    19.05    16.92    16.76    14.44
 Total Return(3):                      %                 10.08    32.73    33.72    11.81    18.95    (1.49)

Ratios/Supplemental Data:
 Net assets, end of period (000's)     $               111,250   98,470   84,292   70,345   71,155   71,201
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(4)                      %                  2.40     2.51     2.51     2.50     2.50     2.50
 Gross expenses prior to expense
 reimbursement(4)                      %                  2.40     2.67     2.77     2.61     2.57     2.57
 Net investment income (loss) after
 expense reimbursement(4)              %                 (0.68)   (1.28)   (1.34)   (1.57)   (0.99)   (1.06)
 Portfolio turnover                    %                    57      247      202      182      132       99

----------
(1) Effective May 24, 1999, Pilgrim Investments, Inc., became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor.

(2)  Commencement of offering shares.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)  Annualized.


98   Pilgrim Worldwide Growth Fund

Financial
Highlights                                      PILGRIM INTERNATIONAL VALUE FUND
--------------------------------------------------------------------------------

The following chart shows the Fund's financial performance by share class.(1) The 1998 and 1997 figures have been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request. The figures prior to 1997 were audited by other independent accountants.


                                                           Class A
                                                    Year ended October 31,
                                         ---------------------------------------------
                                         1999      1998      1997      1996    1995(1)
                                         ----      ----      ----      ----    -------
Operating performance
 Net asset value at the beginning
 of the period                      $     11.88     10.90     9.05       8.10    7.64
 Net investment income (loss)       $       .08      0.11    (0.09)      0.14    0.09
 Net realized and unrealized gain
 on investments                     $      3.58      0.96     2.30       0.85    0.37
 Total from investment operations   $      3.66      1.07     2.21       0.99    0.46
 Dividends from net investment
 income                             $      (.12)       --    (0.14)     (0.04)     --
 Dividends from net realized gain
 on investments sold                $      (.67)    (0.09)   (0.22)        --      --
 Total distributions                $      (.79)    (0.09)   (0.36)     (0.04)     --
 Net asset value at the end
 of the period                      $     14.75     11.88    10.90       9.05    8.10
 Total investment return(3)         %     32.55      9.86    27.59      12.15    9.39(4)

Ratios and supplemental data
 Net assets at the end of the
 period ($000s)                     $   451,815   211,018   60,539     16,777   5,188
 Ratio of expenses to average
 net assets                         %      1.68      1.74     1.80       1.85    1.85(4)
 Ratio of expense reimbursement
 to average net assets              %        --        --     0.27       0.97    6.08(4)
 Ratio of net investment income
 to average net assets              %       .92      1.62     0.46       1.52    1.67(4)
 Portfolio turnover rate            %        29        32       26         74      --


                                             Class B                                   Class C
                                      Year ended October 31,                    Year ended October 31,
                                     ------------------------         ---------------------------------------------
                                     1999     1998       1997         1999     1998     1997       1996     1995(1)
                                     ----     ----       ----         ----     ----     ----       ----     -------
Operating performance
 Net asset value at the beginning
 of the period                       11.76     10.87     10.00        11.75     10.86     8.93       8.05    7.61
 Net investment income (loss)          .01      0.07     (0.02)        0.00      0.06    (0.06)      0.05    0.06
 Net realized and unrealized gain
 on investments                       3.51      0.91      0.89         3.51      0.92     2.20       0.86    0.38
 Total from investment operations     3.52      0.98      0.87         3.51      0.98     2.14       0.91    0.44
 Dividends from net investment
 income                               (.04)       --        --         (.04)       --    (0.04)     (0.03)     --
 Dividends from net realized gain
 on investments sold                  (.67)    (0.09)       --         (.67)    (0.09)   (0.17)        --      --
 Total distributions                  (.71)    (0.09)       --         (.71)    (0.09)   (0.21)     (0.03)     --
 Net asset value at the end
 of the period                       14.57     11.76     10.87        14.55     11.75    10.86       8.93    8.05
 Total investment return(3)          31.55      9.16      8.70        31.50      9.07    25.92      11.39    8.89(4)

Ratios and supplemental data
 Net assets at the end of the
 period ($000s)                    278,871   145,976    59,185      310,227   137,651   62,103     14,530   5,749
 Ratio of expenses to average
 net assets                           2.41      2.47      2.50 (4)     2.41      2.47     2.50       2.50    2.50(4)
 Ratio of expense reimbursement
 to average net assets                  --        --      0.08 (4)       --        --     0.24       1.21    6.08(4)
 Ratio of net investment income
 to average net assets                 .18      0.69     (0.71)(4)      .19      0.68    (0.23)      0.62    1.13(4)
 Portfolio turnover rate                29        32        26           29        32       26         74      --


----------
(1) The mutual fund commenced operations on March 6, 1995 as the Brandes International Fund, a series of the Brandes Investment Trust. At the close of business on April 18, 1997 (the "Closing"), the Pilgrim International Value Fund (formerly the "Northstar International Value Fund") acquired the net assets of the Brandes International Fund, pursuant to an Agreement of Reorganization dated February 4, 1997. On April 21, 1997, the Brandes International Fund was reorganized as the Northstar International Value Fund.

(2)  Class B commenced operations on April 18, 1997.

(3) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

(4)  Annualized.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.


                                           Pilgrim International Value Fund   99

                                                                      Financial
PILGRIM INTERNATIONAL CORE GROWTH FUND                                Highlights
--------------------------------------------------------------------------------

For the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by another independent auditor.


                                                                 Class A
                                            ---------------------------------------------------
                                           Six months    Three
                                             ended       months                        February 28,
                                            Dec. 31,     ended                          1997(1) to
                                              1999      June 30,  Year ended March 31,   March 31,
                                           (unaudited)  1999(2)     1999       1998        1997
                                            ---------   -------     ----       ----        ----
Per Share Operating Performance:
 Net asset value, beginning of period   $                 17.71     17.01     12.73        12.50
 Income from investment operations:
 Net investment income (loss)           $                  0.04     (0.01)    (0.02)          --
 Net realized and unrealized gains
 on investments                         $                  1.17      1.02      4.56         0.23
 Total from investment operations       $                  1.21      1.01      4.54         0.23
 Less distributions from:
 Net investment income                  $                    --      0.18        --           --
 Net realized gains on investments      $                    --      0.13      0.26           --
 Net asset value, end of period         $                 18.92     17.71     17.01        12.73
 Total Return(3):                       %                  6.83      5.90     36.10         1.76

Ratios/Supplemental Data:
 Net assets, end of period (000's)      $                12,409    21,627    12,664            2
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(4)                       %                  1.77      1.89      1.96         1.95
 Gross expenses prior to expense
 reimbursement(4)                       %                  1.86      2.13      3.02     4,579.78
 Net investment income (loss) after
 expense reimbursement(4)               %                  0.50     (0.51)    (0.45)        0.00
 Portfolio turnover                     %                    67       214       274           76


                                                                Class B
                                          ----------------------------------------------------
                                         Six months    Three
                                           ended       months                        February 28,
                                          Dec. 31,     ended                          1997(1) to
                                            1999      June 30,  Year ended March 31,  March 31,
                                         (unaudited)  1999(2)      1999       1998        1997
                                          ---------   -------      ----       ----        ----
Per Share Operating Performance:
 Net asset value, beginning of period                  17.89       17.10     12.68        12.50
 Income from investment operations:
 Net investment income (loss)                             --       (0.16)    (0.11)          --
 Net realized and unrealized gains
 on investments                                         1.19        1.05      4.66         0.18
 Total from investment operations                       1.19        0.89      4.55         0.18
 Less distributions from:
 Net investment income                                    --        0.03        --           --
 Net realized gains on investments                        --        0.07      0.13           --
 Net asset value, end of period                        19.08       17.89     17.10        12.68
 Total Return(3):                                       6.65        5.24     35.31         1.44

Ratios/Supplemental Data:
 Net assets, end of period (000's)                    12,034      11,033     7,942            1
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(4)                                       2.36        2.53      2.61         2.59
 Gross expenses prior to expense
 reimbursement(4)                                       2.45        2.77      3.04    16,000.25
 Net investment income (loss) after
 expense reimbursement(4)                              (0.09)      (1.13)    (1.32)        0.00
 Portfolio turnover                                       67         214       274           76


                                                               Class C
                                          ---------------------------------------------------
                                         Six months    Three
                                           ended       months                        February 28,
                                          Dec. 31,     ended                          1997(1) to
                                            1999      June 30,  Year ended March 31,   March 31,
                                         (unaudited)   1999(2)     1999       1998       1997
                                          ---------    -------     ----       ----       ----
Per Share Operating Performance:
 Net asset value, beginning of period   $                17.94     17.16     12.68      12.50
 Income from investment operations:
 Net investment income (loss)           $                   --     (0.05)    (0.07)        --
 Net realized and unrealized gains
 on investments                         $                 1.20      0.94      4.55       0.18
 Total from investment operations       $                 1.20      0.89      4.48       0.18
 Less distributions from:
 Net investment income                  $                   --      0.11        --         --
 Net realized gains on investments      $                   --        --        --         --
 Net asset value, end of period         $                19.14     17.94     17.16      12.68
 Total Return(3):                       %                 6.69      5.22     35.25       1.44

Ratios/Supplemental Data:
 Net assets, end of period (000's)      $               11,936    10,400     3,517         43
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(4)                       %                 2.36      2.55      2.61       2.41
 Gross expenses prior to expense
 reimbursement(4)                       %                 2.45      2.79      5.10      25.55
 Net investment income (loss) after
 expense reimbursement(4)               %                (0.09)    (1.19)    (1.27)     (0.07)
 Portfolio turnover                     %                   67       214       274         76

----------
(1)  The Fund commenced operations on February 28, 1997.

(2) Effective May 24, 1999, Pilgrim Investments, Inc., became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)  Annualized.


100  Pilgrim International Core Growth Fund

Financial
Highlights                            PILGRIM INTERNATIONAL SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------

For the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by other independent auditors.


                                                                       Class A
                                            --------------------------------------------------------------
                                           Six months    Three
                                             ended       months                                    August 31,
                                            Dec. 31,     ended                                     1994(1) to
                                              1999      June 30,        Year ended March 31,        March 31,
                                           (unaudited)  1999(3)   1999     1998     1997    1996      1995
                                            ---------   -------   ----     ----     ----    ----      ----
Per Share Operating Performance:
 Net asset value, beginning of period    $               21.03   19.29     14.92   13.15   11.51      12.50
 Income from investment operations:
 Net investment income (loss)            $               (0.03)   0.02     (0.15)   0.04   (0.02)        --
 Net realized and unrealized gains on
 investments                             $                2.80    3.21      5.36    1.88    1.79      (0.98)
 Total from investment operations        $                2.77    3.23      5.21    1.92    1.77      (0.98)
 Less distributions from:
 Net investment income                   $                  --      --        --    0.01    0.13       0.01
 Net realized gains on investments       $                  --    1.49      0.84    0.14      --         --
 Net asset value, end of period          $               23.80   21.03     19.29   14.92   13.15      11.51
 Total Return(4):                        %               13.17   17.26     36.31   14.67   15.46      (7.85)

Ratios/Supplemental Data:
 Net assets, end of period (000's)       $              37,490   25,336   11,183   5,569   1,056        610
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(5)                        %                1.84    1.94      1.96    1.95    1.95       1.95
 Gross expenses prior to expense
 reimbursement(5)                        %                1.86    2.08      2.75    3.76   10.06       9.77
 Net investment income (loss) after
 expense reimbursement(5)                %               (0.69)  (0.82)    (1.56)  (1.05)  (0.27)     (0.07)
 Portfolio turnover                      %                  44     146       198     206     141         75


                                                                  Class B
                                          ---------------------------------------------------------
                                         Six months   Three
                                           ended      months                                  May 31,
                                          Dec. 31,    ended                                  1995(2) to
                                            1999     June 30,      Year ended March 31,      March 31,
                                         (unaudited)  1999(3)   1999       1998       1997     1996
                                          ---------   -------   ----       ----       ----     ----
Per Share Operating Performance:
 Net asset value, beginning of period                  22.43    20.16      15.89     13.96     12.50
 Income from investment operations:
 Net investment income (loss)                          (0.07)   (0.20)     (0.15)    (0.15)    (0.02)
 Net realized and unrealized gains on
 investments                                            2.97     3.46       5.56      2.09      1.48
 Total from investment operations                       2.90     3.26       5.41      1.94      1.46
 Less distributions from:
 Net investment income                                    --       --         --      0.01        --
 Net realized gains on investments                        --     0.99       1.14        --        --
 Net asset value, end of period                        25.33    22.43      20.16     15.89     13.96
 Total Return(4):                                      12.93    16.55      35.73     13.96     11.68

Ratios/Supplemental Data:
 Net assets, end of period (000's)                    19,331   16,158     12,033     5,080     1,487
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(5)                                       2.49     2.59       2.61      2.60      2.60
 Gross expenses prior to expense
 reimbursement(5)                                       2.51     2.73       2.98      4.89     16.15
 Net investment income (loss) after
 expense reimbursement(5)                              (1.34)   (1.45)     (2.20)    (1.66)    (0.64)
 Portfolio turnover                                       44      146        198       206       141

                                                                         Class C
                                             ----------------------------------------------------------------
                                            Six months    Three
                                              ended       months                                      August 31,
                                             Dec. 31,     ended                                       1994(1) to
                                               1999      June 30,        Year ended March 31,          March 31,
                                            (unaudited)  1999(3)    1999     1998     1997     1996      1995
                                             ---------   -------    ----     ----     ----     ----      ----
Per Share Operating Performance:
 Net asset value, beginning of period     $                20.60    18.53    14.87    13.05    11.32     12.50
 Income from investment operations:
 Net investment income (loss)             $                (0.06)   (0.10)   (0.11)   (0.16)    0.01     (0.04)
 Net realized and unrealized gains on
 investments                              $                 2.80     3.09     5.09     1.98     1.72     (1.12)
 Total from investment operations         $                 2.74     2.99     4.98     1.82     1.73     (1.16)
 Less distributions from:
 Net investment income                    $                   --       --       --       --       --      0.02
 Net realized gains on investments        $                   --     0.92     1.32       --       --        --
 Net asset value, end of period           $                23.34    20.60    18.53    14.87    13.05     11.32
 Total Return(4):                         %                13.31    16.55    35.63    13.98    15.30     (9.25)

Ratios/Supplemental Data:
 Net assets, end of period (000's)        $               18,354   13,226    8,014    3,592      933        24
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(5)                         %                 2.49     2.59     2.61     2.60     2.60      2.61
 Gross expenses prior to expense
 reimbursement(5)                         %                 2.51     2.73     3.38     3.95    16.15     75.37
 Net investment income (loss) after
 expense reimbursement(5)                 %                (1.34)   (1.45)   (2.18)   (1.67)   (1.02)    (0.76)
 Portfolio turnover                       %                   44      146      198      206      141        75

----------
(1)  The Fund commenced operations on August 31, 1994.

(2)  Commencement of share offerings.

(3) Effective May 24, 1999, Pilgrim Investments, Inc., became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor.

(4) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(5)  Annualized.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                 Pilgrim International Smallcap Growth Fund  101

                                                                      Financial
PILGRIM EMERGING MARKETS VALUE FUND                                   Highlights
--------------------------------------------------------------------------------

The following chart shows the Fund's financial performance by share class. These figures have been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

                                                            Class A(1)             Class B(1)             Class C(1)
                                                      Year ended October 31,  Year ended October 31,  Year ended October 31,
                                                         1999      1998           1999      1998         1999        1998
                                                         ----      ----           ----      ----         ----        ----
Operating performance
 Net asset value at the beginning of the period    $     7.69      10.00         7.65       10.00        7.63       10.00
 Net investment income                             $      .12       0.12          .08        0.09         .04        0.09
 Net realized and unrealized loss on investments   $     3.01      (2.43)        2.97       (2.44)       3.00       (2.46)
 Total from investment operations                  $     3.13      (2.31)        3.05       (2.35)       3.04       (2.37)
 Dividends from net investment income              $     (.14)                   (.10)                   (.11)
 Net asset value at the end of the period          $    10.68       7.69        10.60        7.65       10.56        7.63
 Total investment return(2)                        %    41.48     (23.10)       40.41      (23.50)      40.49      (23.70)

Ratios and supplemental data
 Net assets at the end of the period ($000s)       $    9,281      3,815        3,823       3,583       6,674       2,304
 Ratio of expenses to average net assets(3)        %     2.06       1.80         2.70        2.50        2.75        2.50
 Ratio of expense reimbursement to average net
 assets(3)                                         %      .15       2.08          .23        2.24         .16        2.37
 Ratio of net investment income to average net
 assets(3)                                         %     1.36       3.38          .67        2.55         .61        2.60
 Portfolio turnover rate                           %       38          7           38           7          38           7

----------
(1)  Class A, B and C commenced operations on January 1, 1998.

(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

(3)  Annualized.


103  Pilgrim Emerging Markets Value Fund

Financial
Highlights                                       PILGRIM EMERGING COUNTRIES FUND
--------------------------------------------------------------------------------

For the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by other independent auditors.


                                                                        Class A
                                          -------------------------------------------------------------------
                                             Six
                                            months     Three
                                            ended      months                                          Nov. 28,
                                           Dec. 31,    ended                                          1994(1) to
                                             1999     June 30,           Year Ended March 31,          Mar. 31,
                                          (unaudited)  1999(3)    1999      1998     1997      1996      1995
                                          -----------  -------    ----      ----     ----      ----      ----
Per Share Operating Performance:
 Net asset value, beginning of period   $                13.43     17.39    17.20    14.03     11.00    12.50
 Income from investment operations:
 Net investment income (loss)           $                (0.05)    (0.06)    0.03    (0.06)    (0.04)    0.04
 Net realized and unrealized gains
 (loss) on investments                  $                 3.36     (3.81)    1.22     3.51      3.15    (1.54)
 Total from investment operations       $                 3.31     (3.87)    1.25     3.45      3.11    (1.50)
 Less distributions from:
 Net investment income                  $                   --      0.02       --       --      0.02       --
 Net realized gains on investments      $                   --      0.07     1.06     0.28      0.06       --
 Net asset value, end of period         $                16.74     13.43    17.39    17.20     14.03    11.00
 Total Return(4):                       %                24.65    (22.23)    8.06    24.79     28.43   (11.98)

Ratios/Supplemental Data:
 Net assets, end of period (000's)      $               53,483    47,180   71,014   38,688     4,718    1,197
 Ratio to average net assets:
 Net expenses after expense
 reimbursement(5)                       %                 2.13      2.27     2.26     2.25      2.25     2.25
 Gross expenses prior to expense
 reimbursement(5)                       %                 2.66      2.56     2.48     3.08      6.72     6.15
 Net investment income (loss) after
 expense reimbursement(5)               %                (1.30)    (0.25)    0.55    (1.14)    (0.35)    1.09
 Portfolio turnover                     %                   67       213      243      176       118       61

                                                                  Class B
                                         ---------------------------------------------------------
                                           Six
                                          months      Three
                                          ended       months                                 May 31,
                                         Dec. 31,     ended                                1995(2) to
                                           1999      June 30,      Year Ended March 31,     March 31,
                                        (unaudited)  1999(3)    1999      1998       1997     1996
                                         ---------   -------    ----      ----       ----     ----
Per Share Operating Performance:
 Net asset value, beginning of period                 13.64     17.64     17.29      14.02     12.50
 Income from investment operations:
 Net investment income (loss)                         (0.07)    (0.22)    (0.07)     (0.11)    (0.04)
 Net realized and unrealized gains
 (loss) on investments                                (3.41)    (3.70)     1.26       3.47      1.56
 Total from investment operations                      3.34     (3.92)     1.19       3.36      1.52
 Less distributions from:
 Net investment income                                   --        --        --         --        --
 Net realized gains on investments                       --      0.08      0.84       0.09        --
 Net asset value, end of period                       16.98     13.64     17.64      17.29     14.02
 Total Return(4):                                     24.49    (22.23)     7.47      24.00     12.16

Ratios/Supplemental Data:
 Net assets, end of period (000's)                   26,342    22,338    38,796     24,558     3,557
 Ratio to average net assets:
 Net expenses after expense
 reimbursement(5)                                      2.75      2.91      2.91       2.90      2.90
 Gross expenses prior to expense
 reimbursement(5)                                      3.28      3.20      3.06       3.66      7.58
 Net investment income (loss) after
 expense reimbursement(5)                             (1.92)    (0.80)    (0.20)     (1.77)    (1.05)
 Portfolio turnover                                      67       213       243        176       118

                                                                    Class C
                                          --------------------------------------------------------------
                                            Six
                                           months      Three
                                           ended       months                                     Nov. 28,
                                          Dec. 31,     ended                                     1994(1) to
                                            1999      June 30,        Year Ended March 31,        Mar. 31,
                                         (unaudited)  1999(3)    1999     1998     1997    1996     1995
                                          ---------   -------    ----     ----     ----    ----     ----
Per Share Operating Performance:
 Net asset value, beginning of period  $                13.14    16.98    16.81    13.71   10.79     12.50
 Income from investment operations:
 Net investment income (loss)          $                (0.07)   (0.27)   (0.12)   (0.10)  (0.05)       --
 Net realized and unrealized gains
 (loss) on investments                 $                 3.28    (3.49)    1.26     3.37    2.97     (1.70)
 Total from investment operations      $                 3.21    (3.76)    1.14     3.27    2.92     (1.70)
 Less distributions from:
 Net investment income                 $                   --       --       --       --      --      0.01
 Net realized gains on investments     $                   --     0.08     0.97     0.17      --        --
 Net asset value, end of period        $                16.35    13.14    16.98    16.81   13.71     10.79
 Total Return(4):                      %                24.43   (22.21)    7.47    23.94   27.30    (13.64)

Ratios/Supplemental Data:
 Net assets, end of period (000's)     $               24,230   19,246   36,986   29,376   4,345        59
 Ratio to average net assets:
 Net expenses after expense
 reimbursement(5)                      %                 2.75     2.90     2.91     2.90    2.90      2.90
 Gross expenses prior to expense
 reimbursement(5)                      %                 3.28     3.19     3.09     3.12    6.23    242.59
 Net investment income (loss) after
 expense reimbursement(5)              %                (1.92)   (0.77)   (0.26)   (1.75)  (1.06)    (0.04)
 Portfolio turnover                    %                   67      213      243      176     118        61

----------
(1)  The Fund commenced operations on November 28, 1994.

(2)  Commencement of offering shares.

(3) Effective May 24, 1999, Pilgrim Investments, Inc., became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor.

(4) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(5)  Annualized.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.


                                            Pilgrim Emerging Countries Fund  103

                                                                      Financial
PILGRIM ASIA-PACIFIC EQUITY FUND                                      Highlights
--------------------------------------------------------------------------------

The information in the table below has been audited by KPMG LLP, independent auditors.


                                                                       Class A
                                                   -----------------------------------------------
                                                  Six months
                                                    ended                                 Ten months
                                                   Dec. 31,                                 ended
                                                     1999        Year ended June 30,       June 30,
                                                  (unaudited)  1999     1998       1997    1996(1)
                                                   ---------   ----     ----       ----    -------
Per Share Operating Performance:
 Net asset value, beginning of period          $                4.46     10.93     10.35      10.00
 Income from investment operations:
 Net investment income (loss)                  $                  --      0.03      0.02       0.03
 Net realized and unrealized gain (loss) on
 investments                                   $                2.76     (6.50)     0.58       0.34
 Total from investment operations              $                2.76     (6.47)     0.60       0.37
 Less distributions from:
 Net investment income                         $                  --        --        --         --
 In excess of net investment income            $                  --        --        --       0.02
 Tax return of capital                         $                  --        --      0.02         --
 Net asset value, end of period                $                7.22      4.46     10.93      10.35
 Total Return(2):                              %               61.88    (59.29)     5.78       3.76
Ratios/Supplemental Data:
 Net assets, end of period (000's)             $              14,417    11,796    32,485     18,371
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)   %                2.00      2.00      2.00       2.00
 Gross expenses prior to expense
 reimbursement(3)                              %                2.98      2.80      2.54       3.47
 Net investment income (loss) after expense
 reimbursement(3)                              %                0.01      0.38      0.00       0.33
 Portfolio turnover rate                       %                 111        81        38         15


                                                                   Class B
                                               ----------------------------------------------
                                              Six months
                                                ended                               Ten months
                                               Dec. 31,                                ended
                                                 1999        Year ended June 30,      June 30,
                                              (unaudited)  1999     1998      1997    1996(1)
                                               ---------   ----     ----      ----    -------
Per Share Operating Performance:
 Net asset value, beginning of period                        4.37     10.83    10.31    10.00
 Income from investment operations:
 Net investment income (loss)                               (0.04)    (0.03)   (0.07)   (0.01)
 Net realized and unrealized gain (loss) on
 investments                                                 2.69     (6.43)    0.59     0.32
 Total from investment operations                            2.65     (6.46)    0.52     0.31
 Less distributions from:
 Net investment income                                         --        --       --       --
 In excess of net investment income                            --        --       --       --
 Tax return of capital                                         --        --       --       --
 Net asset value, end of period                              7.02      4.37    10.83    10.31
 Total Return(2):                                           60.64    (59.65)    5.04     3.19
Ratios/Supplemental Data:
 Net assets, end of period (000's)                         12,959     9,084   30,169   17,789
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)                 2.75      2.75     2.75     2.75
 Gross expenses prior to expense
 reimbursement(3)                                            3.73      3.55     3.29     4.10
 Net investment income (loss) after expense
 reimbursement(3)                                           (0.74)    (0.39)   (0.79)   (0.38)
 Portfolio turnover rate                                      111        81       38       15

                                                                      Class M
                                                  ------------------------------------------------
                                                 Six months
                                                   ended                                 Ten months
                                                  Dec. 31,                                  ended
                                                    1999         Year ended June 30,       June 30,
                                                 (unaudited)  1999      1998       1997    1996(1)
                                                  ---------   ----      ----       ----    -------
Per Share Operating Performance:
 Net asset value, beginning of period          $               4.40     10.86     10.32     10.00
 Income from investment operations:
 Net investment income (loss)                  $              (0.02)       --     (0.05)       --
 Net realized and unrealized gain (loss) on
 investments                                   $               2.69     (6.46)     0.59      0.33
 Total from investment operations              $               2.67     (6.46)     0.54      0.33
 Less distributions from:
 Net investment income                         $                 --        --        --        --
 In excess of net investment income            $                 --        --        --      0.01
 Tax return of capital                         $                 --        --        --        --
 Net asset value, end of period                $               7.07      4.40     10.86     10.32
 Total Return(2):                              %              60.68    (59.48)     5.26      3.32
Ratios/Supplemental Data:
 Net assets, end of period (000's)             $              5,184     4,265    11,155     6,476
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)   %               2.50      2.50      2.50      2.50
 Gross expenses prior to expense
 reimbursement(3)                              %               3.48      3.30      3.04      3.88
 Net investment income (loss) after expense
 reimbursement(3)                              %              (0.49)    (0.07)    (0.55)    (0.16)
 Portfolio turnover rate                       %                111        81        38        15

----------
(1)  The Fund commenced operations on September 1, 1995.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return information for less than one year is not annualized.

(3)  Annualized.

104  Pilgrim Asia-Pacific Equity Fund

Financial
Highlights                             PILGRIM GOVERNMENT SECURITIES INCOME FUND
--------------------------------------------------------------------------------

The information in the table below has been audited by KPMG LLP, independent auditors.


                                                                       Class A
                                                 -----------------------------------------------------
                                                Six months
                                                  ended
                                                 Dec. 31,
                                                   1999                Year ended June 30,
                                                (unaudited)  1999    1998     1997     1996    1995(1)
                                                 ---------   ----    ----     ----     ----    -------
Per Share Operating Performance:
 Net asset value, beginning of period         $              12.88    12.71    12.59    12.97   12.73
 Income (loss) from investment operations:
 Net investment income                        $               0.76     0.64     0.69     0.75    0.84
 Net realized and unrealized gain (loss) on
 investments                                  $              (0.52)    0.30     0.20    (0.32)   0.24
 Total from investment operations             $               0.24     0.94     0.89     0.43    1.08
 Less distributions from:
 Net investment income                        $               0.77     0.77     0.73     0.75    0.84
 Tax return of capital                        $                 --       --     0.04     0.06      --
 Total distributions                          $               0.77     0.77     0.77     0.81    0.84
 Net asset value, end of period               $              12.35    12.88    12.71    12.59   12.97
 Total Return(3):                             %               1.89     7.63     7.33     3.34    8.96

Ratios/Supplemental Data:
 Net assets, end of period (000's)            $             21,060   23,682   29,900   38,753  43,631
 Ratios to average net assets:
 Net expenses after expense reimbursement(4)  %               1.40     1.50     1.42     1.51    1.40
 Gross expenses prior to expense
 reimbursement(4)                             %               1.40     1.58     1.42     1.57    1.54
 Net investment income after expense
 reimbursement(4)                             %               6.05     5.13     5.78     5.64    6.37
 Portfolio turnover rate                      %                 58      134      172      170     299

                                                              Class B
                                              ----------------------------------------
                                             Six months
                                               ended                            July 17,
                                              Dec. 31,                         1995(2) to
                                                1999       Year ended June 30,  June 30,
                                             (unaudited)  1999    1998    1997    1996
                                              ---------   ----    ----    ----    ----
Per Share Operating Performance:
 Net asset value, beginning of period                     12.84   12.68   12.59   12.95
 Income (loss) from investment operations:
 Net investment income                                     0.69    0.60    0.67    0.66
 Net realized and unrealized gain (loss) on
 investments                                              (0.54)   0.24    0.11   (0.37)
 Total from investment operations                          0.15    0.84    0.78    0.29
 Less distributions from:
 Net investment income                                     0.69    0.68    0.69    0.65
 Tax return of capital                                       --      --      --      --
 Total distributions
 Net asset value, end of period                           12.30   12.84   12.68   12.59
 Total Return(3):                                          1.09    6.78    6.38    2.25

Ratios/Supplemental Data:
 Net assets, end of period (000's)                       12,426   3,220   1,534      73
 Ratios to average net assets:
 Net expenses after expense reimbursement(4)               2.15    2.25    2.17    2.26
 Gross expenses prior to expense
 reimbursement(4)                                          2.15    2.29    2.17    2.41
 Net investment income after expense
 reimbursement(4)                                          5.30    4.24    4.92    4.98
 Portfolio turnover rate                                     58     134     172     170


                                                       Class C                             Class M
                                                 -------------------      -------------------------------------------
                                                Six months               Six months
                                                  ended       June 11,     ended                              July 17,
                                                 Dec. 31,    1999(2) to   Dec. 31,                           1995(2) to
                                                   1999       June 30,      1999       Year Ended June 30,    June 30,
                                                (unaudited)     1999     (unaudited)  1999    1998    1997      1996
                                                 ---------      ----      ---------   ----    ----    ----      ----
Per Share Operating Performance:
 Net asset value, beginning of period         $                12.24                  12.88   12.72   12.59    12.95
 Income (loss) from investment operations:
 Net investment income                        $                 2.05                   0.69    0.64    0.70     0.68
 Net realized and unrealized gain (loss) on
 investments                                  $                (1.86)                 (0.52)   0.23    0.14    (0.36)
 Total from investment operations             $                 0.19                   0.17    0.87    0.84     0.32
 Less distributions from:
 Net investment income                        $                   --                   0.71    0.71    0.70     0.68
 Tax return of capital                        $                   --                     --      --    0.01       --
 Total distributions
 Net asset value, end of period               $                12.43                  12.34   12.88   12.72    12.59
 Total Return(3)                              %                 1.55                   1.31    7.02    6.88     2.52

Ratios/Supplemental Data:
 Net assets, end of period (000's)            $                    7                    751     224      61       24
 Ratios to average net assets:
 Net expenses after expense reimbursement(4)  %                 2.15                   1.90    2.00    1.92     2.01
 Gross expenses prior to expense
 reimbursement(4)                             %                 2.15                   1.90    2.05    1.92     2.16
 Net investment income after expense
 reimbursement(4)                             %                 5.30                   5.57    4.29    5.25     5.73
 Portfolio turnover rate                      %                   58                     58     134     172      170

----------
(1) Pilgrim Investments, Inc., the Fund's Investment Manager, acquired certain assets of Pilgrim Management Corporation, the Fund's former Investment Manager, in a transaction that closed on April 7, 1995.

(2)  Commencement of offering shares.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)  Annualized.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.


                                 Pilgrim Government Securities Income Fund   105

                                                                      Financial
PILGRIM STRATEGIC INCOME FUND                                         Highlights
--------------------------------------------------------------------------------

For the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by another independent auditor.

                                               Class A                           Class B                        Class C
                                     ---------------------------      ---------------------------     ---------------------------
                                    Six months   Three               Six months   Three              Six months   Three
                                      ended      months    July 27,    ended      months   July 27,    ended      months   July 27,
                                     Dec. 31,    ended    1998(1) to  Dec. 31,    ended   1998(1) to  Dec. 31,    ended   1998(1) to
                                       1999     June 30,  March 31,     1999     June 30,  March 31,    1999     June 30,  March 31,
                                    (unaudited)  1999(2)    1999     (unaudited)  1999(2)    1999    (unaudited)  1999(2)    1999
                                     ---------   -------    ----      ---------   -------    ----     ---------   -------    ----
Per Share Operating Performance:
 Net asset value, beginning of
 period                             $             12.89    13.08                   12.61     12.78                 13.10      13.27
 Income from investment
 operations:
 Net investment income              $              0.26     0.53                    0.18      0.45                  0.19       0.48
 Net realized and unrealized
 gains (loss) on investments        $             (0.42)   (0.08)                  (0.33)    (0.05)                (0.35)     (0.06)
 Total from investment operations   $             (0.16)    0.45                   (0.15)     0.40                 (0.16)      0.42
 Less distributions from:
 Net investment income              $              0.14     0.53                    0.13      0.46                  0.13       0.48
 Net realized gains on
 investments                        $                --     0.11                      --      0.11                    --       0.11
 Net asset value, end of period     $             12.59    12.89                   12.33     12.61                 12.81      13.10
 Total Return(3):                   %             (1.23)    5.60                   (1.20)     5.17                 (1.21)      5.19

Ratios/Supplemental Data:
 Net assets, end of period (000's)  $             2,736    5,751                   5,658     6,637                 7,965      8,128
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(4)                   %              0.90     0.96                    1.29      1.37                  1.29       1.36
 Gross expenses prior to expense
 reimbursement(4)                   %              1.56     1.98                    1.95      2.42                  1.95       2.41
 Net investment income (loss)
 after expense reimbursement(4)     %              5.88     5.81                    5.49      5.35                  5.49       5.36
 Portfolio turnover                 %                69      274                      69       274                    69        274

----------
(1)  The Fund commenced operations on July 27, 1998.

(2) Effective May 24, 1999, Pilgrim Investments, Inc., became the Investment Manager of the Fund.

(3) Total returns are not annualized for periods of less than one year and do not reflect the impact of sales charges.

(4)  Annualized.


106  Pilgrim Strategic Income Fund

Financial
Highlights                                               PILGRIM HIGH YIELD FUND
--------------------------------------------------------------------------------

The information in the table below has been audited by KPMG LLP, independent auditors.

                                                                          Class A
                                            --------------------------------------------------------------------
                                               Six
                                              months                                           Eight
                                              ended                                            months      Year
                                             Dec. 31,                                          ended       ended
                                               1999              Year ended June 30,          June 30,   October 31,
                                            (unaudited)   1999      1998     1997     1996   1995(1)(3)     1994
                                            -----------   ----      ----     ----     ----   ----------     ----
Per Share Operating Performance:
 Net asset value, beginning of period     $                6.94      6.80     6.36     6.15     5.95         6.47
 Income (loss) from investment
 operations:
 Net investment income                    $                0.58      0.61     0.61     0.59     0.35         0.54
 Net realized and unrealized gain (loss)
 on investments                           $               (0.96)     0.16     0.43     0.16     0.21        (0.51)
 Total from investment operations         $               (0.38)     0.77     1.04     0.75     0.56         0.03
 Less distributions from: Net investment
 income                                   $                0.62      0.63     0.60     0.54     0.36         0.55
 In excess of net investment income       $                0.01        --       --       --       --           --
 Total distributions                      $                0.63      0.63     0.60     0.54     0.36         0.55
 Net asset value, end of period           $                5.93      6.94     6.80     6.36     6.15         5.95
 Total Return(4):                         %               (5.57)    11.71    17.14    12.72     9.77         0.47

Ratios/Supplemental Data:
 Net assets, end of period (000's)        $             131,535   102,424   35,940   18,691   15,950       16,046
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(5)                         %                1.00      1.00     1.00     1.00     2.25         2.00
 Gross expenses prior to expense
 reimbursement(5)                         %                1.12      1.17     1.42     2.19     2.35         2.07
 Net investment income after expense
 reimbursement(5)                         %                9.32      9.05     9.54     9.46     8.84         8.73
 Portfolio turnover rate                  %                 184       209      394      399      166          192


                                                              Class B
                                           ----------------------------------------------
                                             Six
                                            months
                                            ended                                  July 17,
                                           Dec. 31,                               1995(2) to
                                             1999         Year ended June 30,      June 30,
                                          (unaudited)  1999       1998      1997     1996
                                           ---------   ----       ----      ----     ----
Per Share Operating Performance:
 Net asset value, beginning of period                   6.92       6.78     6.36      6.20
 Income (loss) from investment
 operations:
 Net investment income                                  0.53       0.58     0.57      0.48
 Net realized and unrealized gain (loss)
 on investments                                        (0.96)      0.14     0.41      0.14
 Total from investment operations                      (0.43)      0.72     0.98      0.62
 Less distributions from: Net investment
 income                                                 0.56       0.58     0.56      0.46
 In excess of net investment income                     0.01         --       --        --
 Total distributions
 Net asset value, end of period                         5.92       6.92     6.78      6.36
 Total Return(4):                                      (6.23)     10.90    16.04     10.37

Ratios/Supplemental Data:
 Net assets, end of period (000's)                   261,589    154,303   40,225     2,374
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(5)                                       1.75       1.75     1.75      1.75
 Gross expenses prior to expense
 reimbursement(5)                                       1.87       1.92     2.17      2.94
 Net investment income after expense
 reimbursement(5)                                       8.57       8.30     8.64      9.02
 Portfolio turnover rate                                 184        209      394       339


                                                 Class C                               Class M
                                            -----------------        ---------------------------------------------
                                           Six months               Six months
                                             ended      May 27,       ended                                 July 17,
                                            Dec. 31,   1999(2) to    Dec. 31,                              1995(2) to
                                              1999      June 30,       1999        Year ended June 30,      June 30,
                                           (unaudited)   1999       (unaudited)  1999      1998     1997      1996
                                            ---------    ----        ---------   ----      ----     ----      ----
Per Share Operating Performance:
 Net asset value, beginning of period     $               5.91                    6.92      6.78     6.36      6.20
 Income (loss) from investment
 operations:
 Net investment income                    $               0.05                    0.55      0.59     0.58      0.50
 Net realized and unrealized gain (loss)
 on investments                           $               0.01                   (0.95)     0.14     0.41      0.14
 Total from investment operations         $               0.06                   (0.40)     0.73     0.99      0.64
 Less distributions from: Net investment
 income                                   $               0.05                    0.58      0.59     0.57      0.48
 In excess of net investment income       $                 --                    0.01        --       --        --
 Total distributions
 Net asset value, end of period           $               5.92                    5.93      6.92     6.78      6.36
 Total Return(4):                         %               0.34                   (5.85)    11.16    16.29     10.69

Ratios/Supplemental Data:
 Net assets, end of period (000's)        $                551                  24,129    19,785    8,848     1,243
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(5)                         %               1.75                    1.50      1.50     1.50      1.50
 Gross expenses prior to expense
 reimbursement(5)                         %               1.87                    1.62      1.67     1.92      2.69
 Net investment income after expense
 reimbursement(5)                         %               8.57                    8.82      8.55     8.93      9.41
 Portfolio turnover rate                  %                184                     184       209      394       339

----------
(1) Pilgrim Investments, Inc., the Fund's Investment Manager, acquired certain assets of Pilgrim Management Corporation, the Fund's former Investment Manager, in a transaction that closed on April 7, 1995.

(2)  Commencement of offering shares.

(3)  Effective November 1, 1994, High Yield Fund changed its year end to June
     30.

(4) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return information for less than one year is not annualized.

(5)  Annualized.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                    Pilgrim High Yield Fund  107

                                                                      Financial
PILGRIM HIGH YIELD FUND II                                            Highlights
--------------------------------------------------------------------------------

For the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by another independent auditor.

                                                             Class A                                       Class B
                                             -----------------------------------------    -----------------------------------------
                                            Six months    Three                          Six months    Three
                                              ended       months     Year     March 27,    ended       months     Year     March 27,
                                             Dec. 31,     ended      ended     1998 to    Dec. 31,     ended      ended     1998 to
                                               1999      June 30,  March 31,  March 31,     1999      June 30,  March 31,  March 31,
                                            (unaudited)  1999(2)     1999      1998(1)   (unaudited)  1999(2)     1999      1998(1)
                                             ---------   -------     ----      -------    ---------   -------     ----      -------
Per Share Operating Performance:
 Net asset value, beginning of period     $               11.66     12.72      12.70                    11.66     12.71      12.69
 Income from investment operations:
 Net investment income (loss)             $                0.28      1.12       0.01                     0.27      1.04       0.01
 Net realized and unrealized gains (loss)
 on investments                           $               (0.09)    (1.00)      0.01                    (0.09)    (0.99)      0.01
 Total from investment operations         $                0.19      0.12       0.02                     0.18      0.05       0.02
 Less distributions from:
 Net investment income                    $                0.28      1.18         --                     0.26      1.10         --
 Net asset value, end of period           $               11.57     11.66      12.72                    11.58     11.66      12.71
 Total Return(3):                         %                1.60      1.13       0.16                     1.53      0.55       0.16

Ratios/Supplemental Data:
 Net assets, end of period (000's)        $              16,795    17,327      4,690                   41,882    42,960      8,892
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(4)                         %                1.10      1.12       1.06                     1.75      1.77       1.69
 Gross expenses prior to expense
 reimbursement(4)                         %                1.37      1.53       1.06                     2.02      2.18       1.69
 Net investment income (loss) after
 expense reimbursement(4)                 %                9.68      9.44       7.22                     9.03      8.84       6.61
 Portfolio turnover                       %                  44       242        484                       44       242        484

                                                            Class C
                                           -------------------------------------------
                                          Six months    Three
                                            ended       months      Year      March 27,
                                           Dec. 31,     ended       ended      1998 to
                                             1999      June 30,   March 31,   March 31,
                                          (unaudited)  1999(2)      1999       1998(1)
                                           ---------   -------      ----       -------
Per Share Operating Performance:
 Net asset value, beginning of period                    11.66      12.71      12.69
 Income from investment operations:
 Net investment income (loss)                             0.27       1.04       0.01
 Net realized and unrealized gains (loss)
 on investments                                          (0.09)     (0.99)      0.01
 Total from investment operations                         0.18       0.05       0.02
 Less distributions from:
 Net investment income                                    0.26       1.10         --
 Net asset value, end of period                          11.58      11.66      12.71
 Total Return(3):                                         1.53       0.55       0.16

Ratios/Supplemental Data:
 Net assets, end of period (000's)                      18,618     21,290      4,815
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(4)                                         1.75       1.77       1.66
 Gross expenses prior to expense
 reimbursement(4)                                         2.02       2.18       1.66
 Net investment income (loss) after
 expense reimbursement(4)                                 9.03       8.79       6.91
 Portfolio turnover                                         44        242        484

----------
(1)  The Fund commenced operations on March 27, 1998.

(2) Effective May 24, 1999, Pilgrim Investments, Inc., became the Investment Manager of the Fund.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)  Annualized.


108  Pilgrim High Yield Fund II

Financial
Highlights                                        PILGRIM HIGH TOTAL RETURN FUND
--------------------------------------------------------------------------------

The following chart shows the Fund's financial performance by share class. These figures have been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

                                                           Class A
                                                     Year ended October 31,
                                          1999      1998      1997      1996      1995
                                          ----      ----      ----      ----      ----
Operating performance
 Net asset value at the beginning
 of the period                       $     3.77      5.00      4.78      4.48     4.41
 Net investment income               $     0.37      0.46      0.48      0.46     0.48
 Net realized and unrealized gain
 (loss) on investments               $    (0.41)    (1.07)     0.20      0.32     0.07
 Total from investment operations    $    (0.04)    (0.61)     0.68      0.78     0.55
 Dividends from net investment
 income                              $    (0.39)    (0.47)    (0.46)    (0.48)   (0.48)
 Dividends from net investment
 gain on investments sold            $       --     (0.15)       --        --       --
 Distributions declared from
 capital                             $    (0.05)       --        --        --       --
 Total distributions                 $    (0.44)    (0.62)    (0.46)    (0.48)   (0.48)
 Net asset value at the end of the
 period                              $     3.29      3.77      5.00      4.78     4.48
 Total investment return(1)          %    (1.86)   (13.65)    15.03     18.14    13.02

Ratios and supplemental data
 Net assets at the end of the
 period ($000s)                      $   91,991   148,650   215,361   167,698   88,552
 Ratio of expenses to average net
 assets                              %     1.34      1.30      1.42      1.52     1.55
 Ratio of expense reimbursement
 to average net assets               %       --        --        --        --       --
 Ratio of net investment income
 to average net assets(3)            %    10.16      9.93      9.88      9.86    10.90
 Portfolio turnover rate             %       59       123       183       158      145

                                                            Class B
                                                     Year ended October 31,
                                        1999       1998       1997       1996       1995
                                        ----       ----       ----       ----       ----
Operating performance
 Net asset value at the beginning
 of the period                           3.77       5.00       4.77       4.47       4.41
 Net investment income                   0.34       0.43       0.44       0.43       0.45
 Net realized and unrealized gain
 (loss) on investments                  (0.41)     (1.07)      0.22       0.32       0.06
 Total from investment operations       (0.07)     (0.64)      0.66       0.75       0.51
 Dividends from net investment
 income                                 (0.37)     (0.44)     (0.43)     (0.45)     (0.45)
 Dividends from net investment
 gain on investments sold                  --      (0.15)        --         --         --
 Distributions declared from
 capital                                (0.04)        --         --         --         --
 Total distributions                    (0.41)     (0.59)     (0.43)     (0.45)     (0.45)
 Net asset value at the end of the
 period                                  3.29       3.77       5.00       4.77       4.47
 Total investment return(1)             (2.56)    (14.28)     14.46      17.08      11.97

Ratios and supplemental data
 Net assets at the end of the
 period ($000s)                       280,413    428,903    577,351    346,919     96,362
 Ratio of expenses to average net
 assets                                  2.06       2.02       2.12       2.23       2.25
 Ratio of expense reimbursement
 to average net assets                     --         --         --         --         --
 Ratio of net investment income
 to average net assets(3)                9.42       9.20       9.18       9.14      10.20
 Portfolio turnover rate                  59        123        183        158        145

                                                              Class C
                                                       Year ended October 31,
                                          1999       1998       1997       1996      1995
                                          ----       ----       ----       ----      ----
Operating performance:
 Net asset value at the beginning
 of the period                       $     3.78        5.02       4.79       4.49      4.41
 Net investment income               $     0.34        0.43       0.44       0.43      0.44
 Net realized and unrealized gain
 (loss) on investments               $    (0.40)      (1.08)      0.22       0.32      0.09
 Total from investment operations    $    (0.06)      (0.65)      0.66       0.75      0.53
 Dividends from net investment
 income                              $    (0.37)      (0.44)     (0.43)     (0.45)    (0.45)
 Dividends from net investment
 gain on investments sold            $       --       (0.15)        --         --        --
 Distributions declared from
 capital                             $    (0.04)         --         --         --        --
 Total distributions                 $    (0.41)      (0.59)     (0.43)     (0.45)    (0.45)
 Net asset value at the end of the
 period                              $     3.31        3.78       5.02       4.79      4.49
 Total investment return(1)          %     2.24      (14.41)     14.42      17.28     12.44

Ratios and supplemental data:
 Net assets at the end of the
 period ($000s)                      $   40,503      64,141     97,457     54,382    11,011
 Ratio of expenses to average net
 assets                              %     2.07        2.03       2.13       2.23      2.27
 Ratio of expense reimbursement
 to average net assets               %       --          --         --         --        --
 Ratio of net investment income
 to average net assets(3)            %     9.42        9.19       9.18       9.14     10.18
 Portfolio turnover rate             %       59         123        183        158       145

----------
(1) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                            Pilgrim High Total Return Fund   109

                                                                      Financial
PILGRIM HIGH TOTAL RETURN FUND II                                     Highlights
--------------------------------------------------------------------------------

The following chart shows the Fund's financial performance by share class. These figures have been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

                                                                         Class A(1)
                                                                   Year ended October 31,
                                                                 1999       1998       1997
                                                                 ----       ----       ----
Operating performance
 Net asset value at the beginning of the period             $      4.78       5.49       5.00
 Net investment income                                      $      0.43       0.50       0.28
 Net realized and unrealized (loss) on investments          $     (0.55)     (0.70)      0.53
 Total from investment operations                           $     (0.12)     (0.20)      0.81
 Dividends from net investment income                       $     (0.43)     (0.48)     (0.28)
 Distributions declared from capital                        $     (0.05)     (0.03)     (0.04)
 Total distributions                                        $     (0.48)     (0.51)     (0.32)
 Net asset value at the end of the period                   $      4.18       4.78       5.49
 Total investment return(2)                                 %     (3.10)     (4.23)     16.53

Ratios and supplemental data
 Net assets at the end of the period ($000s)                $    20,003     40,924      8,548
 Ratio of expenses to average net assets(3)                 %      1.40       1.44       1.26
 Ratio of expense reimbursement to average net assets(3)    %        --       0.01       3.36
 Ratio of net investment income to average net assets(3)    %      9.46       8.90       5.89
 Portfolio turnover rate                                    %       110        150        164

                                                                  Class B(1)                   Class C(1)
                                                            Year ended October 31,       Year ended October 31,
                                                           1999      1998      1997     1999      1998        1997
                                                           ----      ----      ----     ----      ----        ----
Operating performance
 Net asset value at the beginning of the period              4.79      5.49     5.00     4.79      5.50      5.00
 Net investment income                                       0.41      0.47     0.25     0.40      0.47      0.25
 Net realized and unrealized (loss) on investments          (0.57)    (0.70)    0.53    (0.55)    (0.71)     0.54
 Total from investment operations                           (0.16)    (0.23)    0.78    (0.15)    (0.24)     0.79
 Dividends from net investment income                       (0.42)    (0.44)   (0.25)   (0.41)    (0.44)    (0.25)
 Distributions declared from capital                        (0.03)    (0.03)   (0.04)   (0.04)    (0.03)    (0.04)
 Total distributions                                        (0.45)    (0.47)   (0.29)   (0.45)    (0.47)    (0.29)
 Net asset value at the end of the period                    4.18      4.79     5.49     4.19      4.79      5.50
 Total investment return(2)                                 (4.00)    (4.90)   15.91    (3.77)    (4.90)    16.12

Ratios and supplemental data
 Net assets at the end of the period ($000s)              125,796   168,859   38,076   31,014    53,703    12,334
 Ratio of expenses to average net assets(3)                  2.11      2.17     1.95     2.12      2.17      1.95
 Ratio of expense reimbursement to average net assets(3)       --      0.02     0.75       --      0.01      0.78
 Ratio of net investment income to average net assets(3)     8.66      8.17     5.20     8.70      8.16      5.17
 Portfolio turnover rate                                      110       150      164      110       150       164

----------
(1)  Classes A, B & C commenced operations on January 31, 1997.

(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

(3)  Annualized.

110  Pilgrim High Total Return Fund II

Financial
Highlights                                                 PILGRIM BALANCED FUND
--------------------------------------------------------------------------------

For the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by other independent auditors.


                                                                           Class A
                                                 ----------------------------------------------------------
                                                   Six
                                                  months      Three
                                                  ended       months
                                                 Dec. 31,     ended
                                                   1999      June 30,          Year ended March 31,
                                                (unaudited)  1999(2)   1999    1998    1997    1996    1995
                                                 ---------   -------   ----    ----    ----    ----    ----
Per Share Operating Performance:
 Net asset value, beginning of period         $               19.03    19.53   15.54   16.16   13.74   13.52
 Income from investment operations:
 Net investment income                        $                0.10     0.36    0.26    0.32    0.34    0.21
 Net realized and unrealized gains on
 investments                                  $                0.17     2.58    5.70    0.84    2.42    0.22
 Total from investment operations             $                0.27     2.94    5.96    1.16    2.76    0.43
 Less distributions from:
 Net investment income                        $                0.07     0.43    0.27    0.32    0.34    0.21
 Net realized gains on investments            $                  --     3.01    1.70    1.46      --      --
 Net asset value, end of period               $               19.23    19.03   19.53   15.54   16.16   13.74
 Total Return(3):                             %                1.42    17.10   39.34    6.74   20.16    3.22

Ratio/Supplemental Data:
 Net assets, end of period (in thousands)     $               9,619    9,519   6,675   4,898   5,902   4,980
 Ratio to average net assets:
 Net expenses after expense
 reimbursement(4)                             %                1.49     1.59    1.61    1.60    1.60    1.60
 Gross expenses prior to expense
 reimbursement(4)                             %                1.75     1.97    2.56    3.00    3.30    2.78
 Net investment income (loss) after expense
 reimbursement(4)                             %                2.06     2.08    3.58    1.87    2.16    1.44
 Portfolio turnover                           %                  63      165     260     213     197     110

                                                                  Class B
                                            -----------------------------------------------------
                                              Six
                                             months      Three
                                             ended       months                             May 31,
                                            Dec. 31,     ended                            1995(1) to
                                              1999      June 30,   Year ended March 31,    March 31,
                                           (unaudited)  1999(2)    1999    1998    1997      1996
                                            ---------   -------    ----    ----    ----      ----
Per Share Operating Performance:
 Net asset value, beginning of period                    20.38     20.07   14.88   14.18     12.50
 Income from investment operations:
 Net investment income                                    0.07      0.28    0.15    0.17      0.12
 Net realized and unrealized gains on
 investments                                              0.18      2.74    5.58    0.70      1.68
 Total from investment operations                         0.25      3.02    5.73    0.87      1.80
 Less distributions from:
 Net investment income                                    0.04      0.31    0.15    0.17      0.12
 Net realized gains on investments                          --      2.40    0.39      --        --
 Net asset value, end of period                          20.59     20.38   20.07   14.88     14.18
 Total Return(3):                                         1.24     16.49   38.79    6.10     14.45

Ratio/Supplemental Data:
 Net assets, end of period (in thousands)                7,157     6,048   4,254   2,133       673
 Ratio to average net assets:
 Net expenses after expense
 reimbursement(4)                                         2.14      2.24    2.26    2.25      2.25
 Gross expenses prior to expense
 reimbursement(4)                                         2.40      2.62    2.71    6.44     13.05
 Net investment income (loss) after expense
 reimbursement(4)                                         1.41      1.43    2.99    1.25      1.38
 Portfolio turnover                                         63       165     260     213       197

                                                                            Class C
                                                 --------------------------------------------------------------
                                                   Six
                                                  months      Three
                                                  ended       months
                                                 Dec. 31,     ended
                                                   1999      June 30,            Year ended March 31,
                                                (unaudited)  1999(2)   1999     1998     1997     1996     1995
                                                 ---------   -------   ----     ----     ----     ----     ----
Per Share Operating Performance:
 Net asset value, beginning of period         $              18.35     19.90    15.59    16.20    13.76    13.54
 Income from investment operations:
 Net investment income                        $               0.06      0.26     0.15     0.21     0.24     0.11
 Net realized and unrealized gains on
 investments                                  $               0.16      2.52     5.71     0.85     2.44     0.22
 Total from investment operations             $               0.22      2.78     5.86     1.06     2.68     0.33
 Less distributions from:
 Net investment income                        $               0.04      0.28     0.15     0.21     0.24     0.11
 Net realized gains on investments            $                 --      4.05     1.40     1.46       --       --
 Net asset value, end of period               $              18.53     18.35    19.90    15.59    16.20    13.76
 Total Return(3):                             %               1.21     16.34    38.35     6.05    19.58     2.47

Ratio/Supplemental Data:
 Net assets, end of period (in thousands)     $             21,331    21,655   20,784   16,990   16,586   16,470
 Ratio to average net assets:
 Net expenses after expense
 reimbursement(4)                             %               2.14      2.23     2.26     2.25     2.25     2.25
 Gross expenses prior to expense
 reimbursement(4)                             %               2.40      2.61     2.68     2.83     3.01     2.60
 Net investment income (loss) after expense
 reimbursement(4)                             %               1.41      1.43     2.93     1.23     1.53     0.83
 Portfolio turnover                           %                 63       165      260      213      197      110

----------
(1)  Commencement of offering of shares.

(2) Effective May 24, 1999, Pilgrim Investments, Inc., became the Investment Manager of the Fund.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)  Annualized.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.


                                                     Pilgrim Balanced Fund   111

                                                                      Financial
PILGRIM CONVERTIBLE FUND                                              Highlights
--------------------------------------------------------------------------------

For the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by other independent auditors.


                                                                     Class A
                                            ------------------------------------------------------------
                                              Six
                                             months     Three
                                             ended      months
                                            Dec. 31,    ended
                                              1999     June 30,           Year ended March 31,
                                           (unaudited)  1999(1)   1999    1998    1997     1996     1995
                                            ---------   -------   ----    ----    ----     ----     ----
Per Share Operating
Performance:
 Net asset value, beginning of period   $               21.92    19.12    16.59    15.68    12.86    14.16
 Income from investment operations:
 Net investment income (loss)           $                0.10     0.40     0.44     0.47     0.48     0.49
 Net realized and unrealized gains
 (loss) on investments                  $                1.35     3.17     4.49     1.64     2.82    (0.89)
 Total from investment operations       $                1.45     3.57     4.93     2.11     3.30    (0.40)
 Less distributions from:
 Net investment income                  $                0.10     0.41     0.44     0.48     0.48     0.49
 Net realized gains on
 investments                            $                  --     0.36     1.96     0.72       --     0.41
 Net asset value, end of period         $               23.27    21.92    19.12    16.59    15.68    12.86
 Total Return(3):                       %                6.62    19.17    31.04    13.73    26.00    (2.64)

Ratios/Supplemental Data:
 Net assets, end of period
 (in thousands)                         $              73,133   65,742   47,290   32,082   31,712   31,150
 Ratio to average net assets:
 Net expenses after expense
 reimbursement(4)                       %                1.45     1.53     1.57     1.60     1.60     1.60
 Gross expenses prior to expense
 reimbursement(4)                       %                2.10     1.65     1.74     1.75     1.76     1.76
 Net investment income (loss) after
 expense reimbursement(4)               %                1.82     2.08     5.64     2.83     3.29     3.71
 Portfolio turnover                     %                  28      138      160      167      145      126

                                                                Class B
                                        --------------------------------------------------------
                                          Six
                                         months      Three
                                         ended       months                                May 31,
                                        Dec. 31,     ended                               1995(2) to
                                          1999      June 30,     Year Ended March 31,     March 31,
                                       (unaudited)  1999(1)    1999     1998       1997     1996
                                        ---------   -------    ----     ----       ----     ----
Per Share Operating Performance:
 Net asset value, beginning of period                23.86     20.56    16.60      14.96    12.50
 Income from investment operations:
 Net investment income (loss)                         0.07      0.29     0.32       0.31     0.24
 Net realized and unrealized gains
 (loss) on investments                                1.47      3.47     4.65       1.64     2.46
 Total from investment operations                     1.54      3.76     4.97       1.95     2.70
 Less distributions from:
 Net investment income                                0.06      0.27     0.32       0.31     0.24
 Net realized gains on
 investments                                            --      0.19     0.69         --       --
 Net asset value, end of period                      25.34     23.86    20.56      16.60    14.96
 Total Return(3):                                     6.47     18.52    30.51      13.01    21.72

Ratios/Supplemental Data:
 Net assets, end of period
 (in thousands)                                     68,091    58,736   36,725     12,740    2,125
 Ratio to average net assets:
 Net expenses after expense
 reimbursement(4)                                     2.10      2.18     2.22       2.25     2.25
 Gross expenses prior to expense
 reimbursement(4)                                     2.10      2.30     2.33       3.19     7.08
 Net investment income (loss) after
 expense reimbursement(4)                             1.17      1.44     5.04       2.29     2.59
 Portfolio turnover                                     28       138      160        167      145

                                                                     Class C
                                          ---------------------------------------------------------------
                                            Six
                                           months      Three
                                           ended       months
                                          Dec. 31,     ended
                                            1999      June 30,             Year ended March 31,
                                         (unaudited)  1999(1)    1999     1998     1997     1996     1995
                                          ---------   -------    ----     ----     ----     ----     ----
Per Share Operating Performance:
 Net asset value, beginning of period   $               22.40    19.55    17.05    15.89    13.03    14.28
 Income from investment operations:
 Net investment income (loss)           $                0.07     0.28     0.34     0.37     0.40     0.41
 Net realized and unrealized gains
 (loss) on investments                  $                1.37     3.25     4.60     1.66     2.86    (0.89)
 Total from investment operations       $                1.44     3.53     4.94     2.03     3.26    (0.48)
 Less distributions from:
 Net investment income                  $                0.06     0.25     0.34     0.37     0.40     0.41
 Net realized gains on investments      $                  --     0.43     2.10     0.50       --     0.36
 Net asset value, end of period         $               23.78    22.40    19.55    17.05    15.89    13.03
 Total Return(3):                       %                6.45    18.45    30.22    12.91    25.24    (3.26)

Ratios/Supplemental Data:
 Net assets, end of period
 (in thousands)                         $             100,276   95,998   81,561   62,143   58,997   61,792
 Ratio to average net assets:
 Net expenses after expense
 reimbursement(4)                       %                2.10     2.18     2.22     2.25     2.25     2.25
 Gross expenses prior to expense
 reimbursement(4)                       %                2.10     2.30     2.31     2.29     2.28     2.29
 Net investment income (loss) after
 expense reimbursement(4)               %                1.17     1.44     4.99     2.18     2.64     3.05
 Portfolio turnover                     %                  28      138      160      167      145      126

----------
(1) Effective May 24, 1999, Pilgrim Investments, Inc., became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor.

(2)  Commencement of offering shares.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)  Annualized.


112  Pilgrim Convertible Fund

WHERE TO GO FOR MORE INFORMATION

You'll find more information about the Pilgrim Funds in our:

ANNUAL/SEMIANNUAL REPORTS

Include a discussion of recent market conditions and investment strategies that significantly affected performance, the financial statements and the auditor's reports (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more detailed information about the Pilgrim Funds. The SAI is legally part of this prospectus (it is incorporated by reference). A copy has been filed with the Securities and Exchange Commission (SEC).

Please write or call for a free copy of the current Annual/semiannual reports, the SAI or other Fund information, or to make shareholder inquiries:

The Pilgrim Funds
40 North Central Avenue, Suite 1200
Phoenix, AZ 85004

1-800-992-0180

Or visit our website at www.pilgrimfunds.com.

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public Reference Room in Washington, D.C. or call 202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's Internet website at http://www.sec.gov.

When contacting the SEC, you will want to refer to the Fund's SEC file number. The file numbers are as follows:

Pilgrim Growth Opportunities Fund                 811-4431
Pilgrim Equity Trust                              811-8817
Pilgrim Mayflower Trust                           811-7978
Pilgrim SmallCap Opportunities Fund               811-4434
Pilgrim Advisory Funds, Inc.                      811-9040
Pilgrim Government Securities Income Fund, Inc.   811-4031
Pilgrim Investment Funds, Inc.                    811-1939
Pilgrim Mutual Funds                              811-7428
Pilgrim Bank and Thrift Fund, Inc.                811-4504

         PILGRIM(SM)
---------------------------
FUNDS FOR SERIOUS INVESTORS

                                                                      Prospectus
                                                                        Class: Q


                                                                     May 1, 2000


                                                              U.S. EQUITY FUNDS
                                                                Pilgrim MagnaCap
                                                        Pilgrim LargeCap Leaders
                                                 Pilgrim Research Enhanced Index
This prospectus contains                            Pilgrim Growth Opportunities
important information about                              Pilgrim LargeCap Growth
investing in the Class Q                                    Pilgrim MidCap Value
shares of the Pilgrim Funds.                        Pilgrim MidCap Opportunities
You should read it carefully                               Pilgrim MidCap Growth
before you invest, and keep it                            Pilgrim Growth + Value
for future reference. Please                      Pilgrim SmallCap Opportunities
note that your investment: is                            Pilgrim SmallCap Growth
not a bank deposit, is not
insured or guaranteed by the                          INTERNATIONAL EQUITY FUNDS
FDIC, the Federal Reserve                               Pilgrim Worldwide Growth
Board or any other government                        Pilgrim International Value
agency and is affected by                      Pilgrim International Core Growth
market fluctuations. There is              Pilgrim International SmallCap Growth
no guarantee that the Funds                           Pilgrim Emerging Countries
will achieve their objectives.
As with all mutual funds, the                                       INCOME FUNDS
Securities and Exchange                     Pilgrim Government Securities Income
Commission (SEC) has not                                Pilgrim Strategic Income
approved or disapproved these                                 Pilgrim High Yield
securities nor has the SEC                                 Pilgrim High Yield II
judged whether the information
in this prospectus is accurate                             EQUITY & INCOME FUNDS
or adequate. Any                                                Pilgrim Balanced
representation to the contrary                               Pilgrim Convertible
is a criminal offense.

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------
[GRAPHIC]
OBJECTIVE           These  pages  contain  a  description  of each of our  Funds
                    included  in  this  prospectus,   including  its  objective,
                    investment strategy and risks.
[GRAPHIC]
INVESTMENT
STRATEGY
                    You'll also find:

[GRAPHIC]
RISKS               HOW THE FUND HAS  PERFORMED.  A chart  that shows the Fund's financial  performance  for the past  ten  years  (or  since inception, if shorter).
[GRAPHIC]
HOW THE
FUND HAS
PERFORMED           WHAT YOU PAY TO INVEST.  A list of the fees and expenses you pay -- both directly and indirectly -- when you invest in a Fund.

INTRODUCTION TO THE
PILGRIM FUNDS                                                                  1
FUNDS AT A GLANCE                                                              2

U.S. EQUITY FUNDS
Pilgrim MagnaCap                                                               6
Pilgrim LargeCap Leaders                                                       8
Pilgrim Research Enhanced Index                                               10
Pilgrim Growth Opportunities                                                  12
Pilgrim LargeCap Growth                                                       14
Pilgrim MidCap Value                                                          16
Pilgrim MidCap Opportunities                                                  18
Pilgrim MidCap Growth                                                         20
Pilgrim Growth + Value                                                        22
Pilgrim SmallCap Opportunities                                                24
Pilgrim SmallCap Growth                                                       26

INTERNATIONAL EQUITY FUNDS
Pilgrim Worldwide Growth                                                      28
Pilgrim International Value                                                   30
Pilgrim International Core Growth                                             32
Pilgrim International SmallCap Growth                                         34
Pilgrim Emerging Countries                                                    36

INCOME FUNDS
Pilgrim Government Securities Income                                          38
Pilgrim Strategic Income                                                      40
Pilgrim High Yield                                                            42
Pilgrim High Yield II                                                         44

EQUITY & INCOME FUNDS
Pilgrim Balanced                                                              46
Pilgrim Convertible                                                           48

WHAT YOU PAY TO INVEST                                                        50
SHAREHOLDER GUIDE                                                             52
MANAGEMENT OF THE FUNDS                                                       56
DIVIDENDS, DISTRIBUTIONS AND TAXES                                            61
MORE INFORMATION ABOUT RISKS                                                  62
FINANCIAL HIGHLIGHTS                                                          65
WHERE TO GO FOR MORE INFORMATION                                      Back cover

                                                                    INTRODUCTION
                                                            TO THE PILGRIM FUNDS
--------------------------------------------------------------------------------

Risk is the potential that your investment will lose money or not earn as much as you hope. All mutual funds have varying degrees of risk, depending on the securities they invest in. Please read this prospectus carefully to be sure you understand the principal risks and strategies associated with each of our Funds. You should consult the Statement of Additional Information (SAI) for a complete list of the risks and strategies.

[GRAPHIC]


If you have any questions about the Pilgrim Funds, please call your financial consultant or us at 1-800-992-0180.


     This prospectus is designed to help you make informed decisions about your investments. In order to make it easy for you to find what you're looking for, we have divided the Pilgrim Funds into four categories.

U.S. EQUITY FUNDS

     Our U.S. Equity Funds focus on long-term growth by investing primarily in domestic equities.

     They may suit you if you:

     *    are investing for the long-term -- at least several years
     *    are willing to accept higher risk in exchange for long-term growth.

INTERNATIONAL EQUITY FUNDS

     Pilgrim offers International Equity Funds that emphasize a growth approach to international investing, as well as International Equity Funds that apply the technique of "value investing". These Funds focus on long-term growth by investing primarily in foreign equities.

     They may suit you if you:

     *    are investing for the long-term -- at least several years
     *    are looking for exposure to international markets
     *    are willing to accept higher risk in exchange for long-term growth.

INCOME FUNDS

     Pilgrim offers both aggressive and conservative Income Funds.

     They may suit you if you:

     *    want a regular stream of income.
     *    want greater growth potential than a money market fund.
     *    are willing to accept more risk than a money market fund.


EQUITY AND INCOME FUNDS

     Pilgrim's Equity and Income Funds seek income and growth of capital.


     They may suit you if you:


     *    want both regular income and capital appreciation
     * are looking for growth potential but don't feel comfortable with the level of risk associated with the Equity Funds.


                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

------
Funds
At A
Glance
------

This table is a summary of the objectives, main investments and risks of each Pilgrim Fund. It is designed to help you understand the differences between the Funds, the main risks associated with each, and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of each Fund's investment objectives, strategies and risks, which begin on page 6.

                FUND                                           INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------
U.S. EQUITY     MagnaCap Fund                                  Growth of capital, with dividend income
FUNDS           Adviser: Pilgrim Investments, Inc.             as a secondary consideration

                LargeCap Leaders Fund                          Long-term capital appreciation
                Adviser: Pilgrim Investments, Inc.

                Research Enhanced Index Fund                   Capital appreciation
                Adviser: Pilgrim Advisors, Inc.
                Sub-Adviser: J.P. Morgan
                Investment Management Inc.

                Growth Opportunities Fund                      Long-term growth of capital
                Adviser: Pilgrim Advisors, Inc.

                LargeCap Growth Fund                           Long-term capital appreciation
                Adviser: Pilgrim Investments, Inc.
                Sub-adviser: Nicholas-Applegate Capital Mgt.

                MidCap Value Fund                              Long-term capital appreciation
                Adviser: Pilgrim Investments, Inc.

                MidCap Opportunities Fund                      Long-term capital appreciation
                Adviser: Pilgrim Advisors, Inc.

                MidCap Growth Fund                             Long-term capital appreciation
                Adviser: Pilgrim Investments, Inc.

                Growth + Value Fund                            Capital appreciation
                Adviser: Pilgrim Advisors, Inc.
                Sub-Adviser: Navellier Fund
                Management, Inc.

                SmallCap Opportunities Fund                    Capital appreciation
                Adviser: Pilgrim Advisors, Inc.

                SmallCap Growth Fund                           Long-term capital appreciation
                Adviser: Pilgrim Investments, Inc.

INTERNATIONAL   Worldwide Growth Fund                          Long-term capital appreciation
EQUITY FUNDS    Adviser: Pilgrim Investments, Inc.
                Sub-adviser: Nicholas-Applegate Capital Mgt.

                International Value Fund                       Long-term capital appreciation
                Adviser: Pilgrim Advisors, Inc.
                Sub-Adviser: Brandes
                Investment Partners L.P.

                International Core Growth Fund                 Long-term capital appreciation
                Adviser: Pilgrim Investments, Inc.
                Sub-adviser: Nicholas-Applegate Capital Mgt.

                International SmallCap Growth Fund             Long-term capital appreciation
                Adviser: Pilgrim Investments, Inc.
                Sub-adviser: Nicholas-Applegate Capital Mgt.

                Emerging Countries Fund                        Long-term capital appreciation
                Adviser: Pilgrim Investments, Inc.
                Sub-adviser: Nicholas-Applegate Capital Mgt.

MAIN INVESTMENTS                        MAIN RISKS
--------------------------------------------------------------------------------

Equity securities that meet             Price volatility and other risks that
disciplined selection criteria          accompany an investment in equity
designed to identify companies          securities.
capable of paying rising dividends

Equity securities of large U.S.         Price volatility and other risks that
companies believed to be leaders in     accompany an investment in equity
their industries                        securities.

Equity securities of large U.S.         Price volatility and other risks that
companies that make up the S&P 500      accompany an investment in equity
Index                                   securities.

Equity securities of large, medium,     Price volatility and other risks that
and small U.S. companies believed to    accompany an investment in
have growth potential                   growth-oriented equity securities.

Equity securities of large U.S.         Price volatility and other risks that
companies believed to have growth       accompany an investment in
potential                               growth-oriented equity securities.

Equity securities of medium-sized U.S.  Price volatility and other risks that
companies that meet disciplined         accompany an investment in equity
selection criteria designed to          securities of medium-sized companies.
identify companies with prices below    Particularly sensitive to price swings
their long-term value                   during periods of economic
                                        uncertainty.

Equity securities of medium-sized U.S.  Price volatility and other risks that
companies believed to have growth       accompany an investment in equity
potential                               securities of growth-oriented and
                                        medium-sized companies. Particularly
                                        sensitive to price swings during
                                        periods of economic uncertainty.

Equity securities of medium-sized U.S.  Price volatility and other risks that
companies believed to have growth       accompany an investment in equity
potential                               securities of medium-sized companies.
                                        Particularly sensitive to price swings
                                        during periods of economic
                                        uncertainty.

Equity securities of small-sized U.S.   Price volatility and other risks that
companies                               accompany an investment in equity
                                        securities of growth-oriented and
                                        small-sized companies. Particularly
                                        sensitive to price swings during
                                        periods of economic uncertainty.

Equity securities of small-sized U.S.   Price volatility and other risks that
companies believed to have growth       accompany an investment in equity
potential                               securities of growth-oriented and
                                        small-sized companies. Particularly
                                        sensitive to price swings during
                                        periods of economic uncertainty.

Equity securities of small-sized U.S.   Price volatility and other risks that
companies believed to have growth       accompany an investment in equity
potential                               securities of growth-oriented and
                                        small-sized companies. Particularly
                                        sensitive to price swings during
                                        periods of economic uncertainty.

Equity securities of companies located  Price volatility and other risks that
in countries around the world, which    accompany an investment in
may include the U.S., believed to have  growth-oriented foreign equities.
growth potential                        Sensitive to currency exchange rates,
                                        international political and economic
                                        conditions and other risks that affect
                                        foreign securities.

Equity securities of issuers located    Price volatility and other risks that
in countries outside the U.S.,          accompany an investment in foreign
believed to have prices below their     equities. Sensitive to currency
long-term value                         exchange rates, international
                                        political and economic conditions and
                                        other risks that affect foreign
                                        securities.

Equity securities of larger companies   Price volatility and other risks that
in countries around the world, which    accompany an investment in
may include the U.S., believed to have  growth-oriented foreign equities.
growth potential                        Sensitive to currency exchange rates,
                                        international political and economic
                                        conditions and other risks that affect
                                        foreign securities.

Equity securities of small-sized        Price volatility, liquidity and other
companies in countries around the       risks that accompany an investment in
world, which may include the U.S.,      equity securities of foreign,
believed to have growth potential       small-sized companies. Sensitive to
                                        currency exchange rates, international
                                        political and economic conditions and
                                        other risks that affect foreign
                                        securities.

Equity securities of issuers located    Price volatility, liquidity and other
in countries with emerging securities   risks that accompany an investment in
markets believed to have growth         equities from emerging countries.
potential.                              Sensitive to currency exchange rates,
                                        international political and economic
                                        conditions and other risks that affect
                                        foreign securities.

------
Funds
At A
Glance
------

                  FUND                                 INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------------------
INCOME FUNDS      Government Securities Income Fund    High current income, consistent with
                  Adviser: Pilgrim Investments, Inc.   liquidity and preservation of capital

                  Strategic Income Fund                Maximum total return
                  Adviser: Pilgrim Investments, Inc.

                  High Yield Fund                      High current income, with capital
                  Adviser: Pilgrim Investments, Inc.   appreciation as a secondary objective

                  High Yield Fund II                   High level of current income and
                  Adviser: Pilgrim Investments, Inc.   capital growth

EQUITY & INCOME   Balanced Fund                        Long-term capital appreciation and
FUNDS             Adviser: Pilgrim Investments, Inc.   current income

                  Convertible Fund                     Total return, consisting of capital
                  Adviser: Pilgrim Investments, Inc.   appreciation and current income

MAIN INVESTMENTS                        MAIN RISKS
--------------------------------------------------------------------------------

Securities issued or guaranteed by the  Credit, interest rate, prepayment and
U.S. Government and certain of its      other risks that accompany an
agencies or instrumentalities           investment in government bonds and
                                        mortgage related investments.
                                        Generally has less credit risk than
                                        the other income funds.

Investment grade and high yield debt    Credit, interest rate, prepayment and
securities                              other risks that accompany an
                                        investment in debt securities,
                                        including high yield debt securities.
                                        May be sensitive to credit risk during
                                        economic downturns.

High yield debt securities              Credit, interest rate and other risks
                                        that accompany an investment in
                                        lower-quality debt securities.
                                        Particularly sensitive to credit risk
                                        during economic downturns.

High yield debt securities, including   Credit, liquidity, interest rate and
those in the lowest ratings, as well    other risks that accompany an
as equities and foreign securities      investment in lower-quality debt
                                        securities. Particularly sensitive to
                                        credit risk during economic downturns.
                                        May also present price volatility from
                                        equity exposure. Foreign securities,
                                        may be sensitive to currency exchange
                                        rates, international political and
                                        economic conditions, and other risks.

A mix of equity and debt securities     Price volatility and other risks that
                                        accompany an investment in equity
                                        securities. Credit, interest rate and
                                        other risks that accompany an
                                        investment in debt securities.

Convertible securities of companies of  Price volatility and other risks that
various sizes, as well as equities,     accompany an investment in equity
and high-yield debt                     securities. Credit, interest rate,
                                        liquidity and other risks that
                                        accompany an investment in debt
                                        securities,and lower quality debt
                                        securities.

-----------
U.S. Equity
Funds
-----------


                                                       ADVISER
PILGRIM MAGNACAP FUND                                  Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

The Fund seeks growth of capital, with dividend income as a secondary consideration.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund is managed with the philosophy that companies that can best meet the Fund's objectives have paid increasing dividends or have had the capability to pay rising dividends from their operations. The Fund normally invests at least 65% of its assets in equity securities of companies that meet the following disciplined criteria:

Consistent Dividends -- A company must have paid or had the financial capability from its operations to pay a dividend in 8 out of the last 10 years.

Substantial Dividend Increases -- A company must have increased its dividend or had the financial capability from its operations to have increased its dividend at least 100% over the past 10 years.

Reinvested Earnings -- Dividend payout must be less than 65% of current earnings.

Strong Balance Sheet -- Long term debt should be no more than 25% of the company's total capitalization or a company's bonds must be rated at least A- or A-3.

Attractive Price -- A company's current share price should be in the lower half of the stock's price/earnings ratio range for the past ten years, or the ratio of the share price to its anticipated future earnings must be an attractive value in relation to the average for its industry peer group or that of the Standard & Poor's 500 Composite Stock Price Index.

The equity securities in which the Fund may invest include common stocks, convertible securities, and rights or warrants. Normally the Fund's investments are primarily in larger companies that are included in the largest 500 U.S. companies. The remainder of the Fund's assets may be invested in equity securities that the adviser believes have growth potential because they represent an attractive value. In selecting securities for the Fund, preservation of capital is also an important consideration. Although the Fund normally will be invested as fully as practicable in equity securities, assets that are not invested in equity securities may be invested in high quality debt securities. The Fund may invest up to 5% of its assets, measured at the time of investment, in foreign securities.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

MARKET TRENDS -- from time to time, the stock market may not favor the value securities that meet the Fund's disciplined investment criteria. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

DEBT SECURITIES -- the value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities.

CREDIT RISK -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of ecomonic uncertainty or economic downturns.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

6    Pilgrim MagnaCap Fund

                                                           PILGRIM MAGNACAP FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.


YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
 -3.11   25.28    8.02    9.25    4.15   35.22   18.51   27.73   16.09


----------
(1)  These figures are as of December 31 of each year.

(2) Because Class Q shares were first offered in 1999, the returns in the bar chart are based upon the performance of Class A shares of the Fund. Class A shares are not offered in this prospectus. Class A shares would have substantially similar annual returns as the Class Q shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class Q and Class A shares have different expenses.


Best and worst quarterly performance during this period:


     quarter : up      %
     quarter : down      %

The Fund's year-to-date total return as of March 31, 2000 was    %.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's 500 Composite Stock Price Index.

     AVERAGE ANNUAL TOTAL RETURNS
                                                                          S&P
                                                                          500
                                                     Class A(3)(4)      Index(5)
                                                     -------------      --------
     One year, ended
     December 31, 1999                                       %              %

     Five years, ended
     December 31, 1999                                       %              %

     Ten years, ended
     December 31, 1999                                       %              %


----------
(3) This table shows performance of the Class A shares of the Fund because Class Q shares of the Fund did not have a full year's performance during the year ended December 31, 1999. See footnote (2) to the bar chart above.

(4) Class A commenced operations on August 30, 1973. Class Q commenced operations on November 18, 1999.

(5) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization U.S. companies.


                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.


                                                      Pilgrim MagnaCap Fund    7

-----------
U.S. Equity
Funds
-----------
                                                       ADVISER
PILGRIM LARGECAP LEADERS FUND                          Pilgrim Investments, Inc.
--------------------------------------------------------------------------------


OBJECTIVE
[GRAPHIC]

The Fund seeks long-term capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund normally invests at least 65% of its total assets in equity securities of large U.S. companies that the adviser believes are leaders in their industries. The adviser considers whether these companies have a sustainable competitive edge.

The adviser emphasizes a value approach, and seeks securities whose prices in relation to projected earnings are believed to be reasonable in comparison to the market. For this Fund, a company with a market capitalization (outstanding shares multiplied by price per share) of over $5 billion is considered to be a large company, although the Fund may also invest to a limited degree in companies that have a market capitalization between $1 billion and $5 billion.

The equity securities in which the Fund may invest include common stock, convertible securities, preferred stock, American Depositary Receipts, and warrants. The Fund normally invests as fully as practicable (at least 80%) in equity securities.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. The Fund also may invest in small and medium-sized companies, which may be more susceptible to price swings because they have fewer financial resources, more limited product and market diversification, and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the large company value securities in which the Fund invests. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

8    Pilgrim LargeCap Leaders Fund

                                                   PILGRIM LARGECAP LEADERS FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.


YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                 21.07   20.15   20.08


----------
(1)  These figures are as of December 31 of each year.

(2) Because Class Q shares were first offered in 1999, the returns in the bar chart are based upon the performance of Class A shares of the Fund. Class A shares are not offered in this prospectus. Class A shares would have substantially similar annual returns as the Class Q shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class Q and Class A shares have different expenses.

(3) Prior to November 1, 1998, the Fund's investment policies were different in that they emphasized large company value stocks without necessarily emphasizing industry leaders. Pilgrim Investments has been the Fund's investment adviser since the Fund commenced operations; however, prior to November 1, 1997, the Fund was managed by a sub-adviser.


Best and worst quarterly performance during this period:


     quarter : up      %
     quarter : down      %

The Fund's year-to-date total return as of March 31, 2000 was     %.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's 500 Composite Stock Price Index.

AVERAGE ANNUAL TOTAL RETURNS
                                                                         S&P
                                                                         500
                                                        Class A(4)      Index(5)
                                                        ----------      --------
     One year, ended
     December 31, 1999                                        %              %

     Since inception(6)                                       %              %


----------
(4) This table shows performance of the Class A shares of the Fund because Class Q shares did not have a full year's performance during the year ended December 31, 1999. See the footnote to the bar chart above.


(5) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization U.S. companies.


(6) The Fund commenced operations on September 1, 1995. Class C commenced operations on November 18, 1999.


                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.


                                              Pilgrim LargeCap Leaders Fund    9

-----------
U.S. Equity
Funds
-----------
                                                          ADVISER
                                                          Pilgrim Advisors, Inc.
                                                          SUB-ADVISER
                                                          J.P. Morgan Investment
PILGRIM RESEARCH ENHANCED INDEX FUND                      Management Inc.
--------------------------------------------------------------------------------


OBJECTIVE
[GRAPHIC]

The Fund seeks capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund invests primarily in large companies that make up the S&P 500 Index. Based on extensive research regarding projected company earnings and dividends, a valuation model ranks companies in each industry group according to their relative value. Using this valuation model, the portfolio managers select stocks for the Fund. Within each industry, the Fund modestly overweights stocks that are ranked as undervalued or fairly valued while modestly underweighting or not holding stocks that appear overvalued. Industry by industry, the Fund's assets are invested so that the Fund's industry sector allocations and market cap weightings closely parallel those of the S&P 500.

By owning a large number of stocks within the S&P 500, with an emphasis on those that appear undervalued or fairly valued, and by tracking the industry weightings and other characteristics of that index, the Fund seeks returns that modestly exceed those of the S&P 500 over the long term with virtually the same level of volatility.

Under normal market conditions, the Fund invests at least 80% of its total assets in common stocks included in the S&P 500. It may also invest in other common stocks not included in the S&P 500. The Fund may also invest in certain higher-risk investments, including derivatives (generally these investments will be limited to S&P 500 options).

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The portfolio managers try to remain fully invested in companies included in the S&P 500, and generally do not change this strategy even temporarily, which could make the Fund more susceptible to poor market conditions.

MARKET TRENDS -- from time to time, the stock market may not favor the large company securities that are ranked as undervalued or fairly valued in which the Fund invests. Rather, the market could favor small company stocks, growth-oriented HERE IT ISFund invests. Rather, the market could favor small company stocks, growth-oriented stocks, or may not favor equities at all.

RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

10   Pilgrim Research Enhanced Index Fund

                                            PILGRIM RESEARCH ENHANCED INDEX FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]


The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.


The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----

----------
(1)  These figures are as of December 31 of each year.

(2) Because Class Q shares were first offered in 2000, the returns in the bar chart are based upon the performance of Class A shares of the Fund. Class A shares are not offered in this prospectus. Class A shares would have substantially similar annual returns as the Class Q shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class Q and Class A shares have different expenses.

Best and worst quarterly performance during this period:

     quarter : up      %
     quarter : down      %

The Fund's year-to-date total return as of March 31, 2000 was     %.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's 500 Composite Stock Price Index.

AVERAGE ANNUAL TOTAL RETURNS
                                                                          S&P
                                                                          500
                                                     Class A(3)(4)      Index(5)
                                                     -------------      --------
     One year, ended
     December 31, 1999(5)                                    %                %

----------
(3) This table shows performance of the Class A shares of the Fund because Class Q shares of the Fund did not have a full year's performance during the year ended December 31, 1999. See footnote (2) to the bar chart above.

(4) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization U.S. companies.


(5) Class A commenced operations on December 30, 1998. Class Q commenced operations on January 4, 2000.


                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                     Pilgrim Research Enhanced Index Fund     11

-----------
U.S. Equity
Funds
-----------
                                                          ADVISER
PILGRIM GROWTH OPPORTUNITIES FUND                         Pilgrim Advisors, Inc.
--------------------------------------------------------------------------------


OBJECTIVE
[GRAPHIC]

This Fund seeks long-term growth of capital.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund invests primarily in common stock of U.S. companies that the portfolio manager feels have above average prospects for growth.

Under normal market conditions, the Fund invests at least 65% of its total assets in securities purchased on the basis of the potential for capital appreciation. These securities may be from large-cap, mid-cap, or small-cap companies.

The portfolio manager uses a "top-down" disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. The portfolio managers seek to invest in companies expected to benefit most from major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempt to provide a framework for identifying the industries and companies expected to benefit most. This top-down approach is combined with rigorous fundamental research (a bottom up approach) to guide stock selection and portfolio structure.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the portfolio manager feels have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Fund may invest in small and medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET  TRENDS -- from time to time,  the stock  market may not favor the growth
securities  in  which  the  Fund  invests.   Rather,   the  market  could  favor
value-oriented stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

12   Pilgrim Growth Opportunities Fund

                                               PILGRIM GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.


YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                 20.54   23.59   23.61


----------
(1)  These figures are as of December 31 of each year.


(2) Because Class Q shares were first offered in 2000, the returns in the bar chart are based upon the performance of Class A shares of the Fund. Class A shares are not offered in this prospectus. Class A shares would have substantially similar annual returns as the Class Q shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class Q and Class A shares have different expenses.

Best and worst quarterly performance during this period:


     quarter : up      %
     quarter : down      %

The Fund's year-to-date total return as of March 31, 2000 was      %.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's 500 Composite Stock Price Index.

AVERAGE ANNUAL TOTAL RETURNS
                                                                          S&P
                                                                          500
                                                        Class A(3)      Index(4)
                                                        ----------      --------
     One year, ended
     December 31, 1999                                        %              %

     Since Inception(5)                                       %              %


----------
(3) This table shows performance of the Class A shares of the Fund, because Class Q shares of the Fund were not offered as of December 31, 1999. See footnote (2) to the bar chart above.


(4) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization U.S. companies.


(5) Class A commenced operations on June 5, 1995. Class Q commenced operations on January 4, 2000.


                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.


                                        Pilgrim Growth Opportunities Fund     13

-----------
U.S. Equity
Funds
-----------
                                                       ADVISER
                                                       Pilgrim Investments, Inc.
                                                       SUB-ADVISER
                                                       Nicholas-Applegate
PILGRIM LARGECAP GROWTH FUND                           Capital Management
--------------------------------------------------------------------------------


OBJECTIVE
[GRAPHIC]

The Fund seeks long-term capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund normally invests at least 65% of its total assets in equity securities of large U.S. companies. The equity securities in which the Fund may invest include common and preferred stocks, warrants, and convertible securities.

The sub-adviser emphasizes a growth approach by searching for successful, growing companies that are managing change advantageously and poised to exceed growth expectations. It focuses on a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies. It uses a blend of traditional fundamental research of individual securities and a computer intensive ranking system that analyzes and ranks securities. The sub-adviser seeks to uncover signs of "change at the margin" -- positive business developments which are not yet fully reflected in a company's stock price.

In analyzing specific companies for possible investment, the sub-adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The sub-adviser usually considers whether to sell a particular security when any of those factors materially changes.

The Fund considers a company to be large if its market capitalization corresponds at the time of purchase to the upper 90% of the Russell 1000 Growth Index. In the sub-adviser's opinion, the bottom 10% of the Index includes companies with capitalizations less than $3.9 billion. Capitalization of companies in the Index will change with market conditions.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the sub-adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies.

MARKET TRENDS -- from time to time, the stock market may not favor the large company, growth-oriented securities in which the Fund invests. Rather, the market could favor value stocks or small company stocks, or may not favor equities at all.

SECURITIES LENDING -- There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

14   Pilgrim LargeCap Growth Fund

                                                    PILGRIM LARGECAP GROWTH FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class Q shares from year to year.


YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                                 60.02

----------
(1)  These figures are as of December 31 of each year.


(2) Prior to May 24, 1999, Nicholas-Applegate Capital Management was the adviser, rather than sub-adviser, to the Fund.

Best and worst quarterly performance during this period:


     quarter : up      %
     quarter : down      %

The Fund's year-to-date total return as of March 31, 2000 was      %.


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Russell 1000 Growth Index.


AVERAGE ANNUAL TOTAL RETURNS
                                                                        Russell
                                                                          1000
                                                                         Growth
                                                           Class Q      Index(3)
                                                           -------      --------
     One year, ended
     December 31, 1999                                         %            %

     Since inception(4)                                        %            %

----------
(3) The Russell 1000 Growth Index is an unmanaged index that measures the performance of securities of companies among the Russell 1000 Index with higher than average price to book ratios and forcasted growth.


(4)  Class Q commenced operations on July 21, 1997.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                             Pilgrim LargeCap Growth Fund     15

-----------
U.S. Equity
Funds
-----------
                                                       ADVISER
PILGRIM MIDCAP VALUE FUND                              Pilgrim Investments, Inc.
--------------------------------------------------------------------------------


OBJECTIVE
[GRAPHIC]

The Fund seeks long-term capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund normally invests as fully as practicable (at least 80% of its assets) in equity securities of medium-sized U.S. companies. The Fund will normally invest at least 65% of its assets in equity securities of companies that meet the following disciplined criteria, which are intended to identify companies that are attractive values:


CONSISTENT DIVIDENDS -- The company must have paid or had the financial capability from its operations to pay a dividend in its last five fiscal years.

STRONG BALANCE SHEET -- If the company has debt that is rated, that debt is rated investment grade by a nationally recognized rating agency. If the company does not have debt that is rated, the company's long-term debt to capitalization ratio is below 25%.

REINVESTED EARNINGS -- The company currently pays out in dividends less than 65% of current earnings, or less than the dividend payout as a percentage of current earnings of at least half of the medium-sized companies in similar industries.

ATTRACTIVE PRICE -- The ratio of the stock's price to the next fiscal year's anticipated earnings is less than the corresponding ratio for at least half of the medium-sized companies in similar industries.


The Fund considers a company to be medium-sized if it has a market capitalization between $1 billion and $8 billion. The equity securities in which the Fund may invest include common stock, convertible securities, preferred stock and warrants.


PENDING MERGER -- Subject to shareholder approval, the Fund's Board of Directors has approved the reorganization of the Fund into Pilgrim MagnaCap Fund. You could therefore ultimately hold shares of that fund.


--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in medium-sized companies, which may be more susceptible to price swings than larger companies, but usually tend to have less volatile price swings than smaller companies. Securities of medium-size companies may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the mid-cap value securities that meet the Fund's disciplined investment criteria. Rather, the market could favor growth-oriented stocks or large or small company stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of mid-size companies trade in lower volume an may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

16   Pilgrim MidCap Value Fund

                                                       PILGRIM MIDCAP VALUE FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.


YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                 29.56   21.87    4.89


----------
(1) These figures are as of December 31 of each year. Because Class Q shares were first offered in 1999, the returns in the bar chart are based upon the performance of Class A shares of the Fund. Class A shares are not offered in this prospectus. Class A shares would have substantially similar annual returns as the Class Q shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class Q and Class A shares have different expenses.


(2) Prior to October 1, 1999, the Fund's investment policies were different in that they emphasized midcap value stocks without employing the current disciplined selection criteria. Pilgrim Investments has been the Fund's investment adviser since the Fund commenced operations; however, prior to October 1, 1999, the Fund was managed by a sub-adviser.

Best and worst quarterly performance during this period:


     quarter : up      %
     quarter : down      %

The Fund's year-to-date total return as of March 31, 2000 was      %.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of two broad measures of market performance -- the Russell Midcap Index and the Russell Midcap Value Index.

AVERAGE ANNUAL TOTAL RETURNS
                                                                        Russell
                                                          Russell        MidCap
                                                          MidCap         Value
                                           Class A(3)     Index(4)      Index(5)
                                           ----------     --------      --------
     One year, ended
     December 31, 1999                            %             %             %

     Since inception(6)                           %             %             %


----------
(3) This table shows performance of the Class A shares of the Fund, because Class Q shares did not have a full year's performance during the year ended December 31, 1999. See footnote (2) to the bar chart above.


(4)  The  Russell  Midcap  Index  is  an  unmanaged   index  that  measures  the
     performance of the 800 smallest companies in the Russell 1000 Index.

(5)  The Russell  MidCap  Value Index is an  unmanaged  index that  measures the
     performance   of  companies   in  the  Russell   Midcap  Index  with  lower
     book-to-price ratios and lower forecasted growth values.


(6) Class A commenced operations on September 1, 1995. Class Q commenced operations on November 18, 1999.


                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                Pilgrim MidCap Value Fund     17

-----------
U.S. Equity
Funds
-----------
                                                          ADVISER
PILGRIM MIDCAP OPPORTUNITIES FUND                         Pilgrim Advisors, Inc.
--------------------------------------------------------------------------------


OBJECTIVE
[GRAPHIC]

This Fund seeks long-term capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]


The Fund invests primarily in the common stocks of mid-sized U.S. companies that the portfolio managers feel have above average prospects for growth. For this Fund, mid-sized companies are companies with market capitalizations that fall within the range of companies in the S&P MidCap 400 Index. As of November 30, 1999, the market capitalization of companies in the S&P MidCap 400 ranged from $195 million to $23 billion. The market capitalization range will change as the range of the companies included in the S&P MidCap 400 changes.


The portfolio managers use a "top-down" disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. The portfolio managers seek to invest in companies expected to benefit most from major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempt to provide a framework for identifying the industries and companies expected to benefit most. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the portfolio manager feels have the potential for growth, which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Fund invests in medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the mid-cap growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large or small company stocks, or may not favor equities at all.

The Fund's investment in technology sectors of the stock market and in initial public offerings has had a significant impact on performance in 1999 and other periods. There can be no assurance that these factors will continue to have a positive effect on the Fund.

INABILITY TO SELL SECURITIES -- securities of mid-size companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

18   Pilgrim MidCap Opportunities Fund

                                               PILGRIM MIDCAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------


HOW THE
FUND HAS
PERFORMED
[GRAPHIC]


The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.


The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----

----------
(1)  These figures are as of December 31 of each year.

(2) Because Class Q shares were first offered in 2000, the returns in the bar chart are based upon the performance of Class A shares of the Fund. Class A shares are not offered in this prospectus. Class A shares would have substantially similar annual returns as the Class Q shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class Q and Class A shares have different expenses.

Best and worst quarterly performance during this period:

     quarter : up      %
     quarter : down      %

The Fund's year-to-date total return as of March 31, 2000 was     %.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's MidCap 400 Index.

AVERAGE ANNUAL TOTAL RETURNS
                                                                        S&P
                                                                     MidCap 400
                                                       Class A(3)     Index(4)
                                                       ----------     --------
     One year, ended
     December 31, 1999                                         %            %

     Since Inception(5)                                        %            %

----------
(3) This table shows performance of the Class A shares of the Fund because Class Q shares of the Fund did not have a full year's performance during the year ended December 31, 1999. See footnote (2) to the bar chart above.

(4) The S&P MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.


(5) The Fund commenced operations on August 30, 1998. Class Q commenced operations on January 4, 2000.


                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                        Pilgrim MidCap Opportunities Fund     19

-----------
U.S. Equity
Funds
-----------
                                                       ADVISER
PILGRIM MIDCAP GROWTH FUND                             Pilgrim Investments, Inc.
--------------------------------------------------------------------------------


OBJECTIVE
[GRAPHIC]

The Fund seeks maximum long-term capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

Under normal conditions, the Fund invests at least 65% of its total assets in equity securities of medium-sized U.S. companies, and at least 75% of its total assets in common stocks that the portfolio managers feel have above average prospects for growth. Mid-sized companies are companies with market capitalizations between $1.6 billion and $10.7 billion. The market capitalization range will change as the range of the companies included in the S&P MidCap 400 changes and with market conditions.


The portfolio managers emphasize a growth approach by searching for successful, growing companies that are managing change advantageously and may be poised to exceed growth expectations. It focuses on both a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies and a thematic approach in structuring the portfolio and a sell discipline. Themes attempt to articulate the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and provide a framework for identifying the industries and companies expected to benefit most. This top down approach is combined with rigorous fundamental research (a "bottom up" approach) to guide stock selection and portfolio structure.


In periods of unusual market conditions, the Fund may temporarily invest part or all of its assets in cash or high quality money market securities. In these circumstances, the Fund may not achieve its objective.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the portfolio manager feels have the potential for growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund invests in medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources and more limited product and market diversification, and may be dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the mid-cap growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large or small company stocks, or may not favor equities at all.

The Fund's investment in technology sectors of the stock market and in initial public offerings has had a significant impact on performance in 1999 and other periods. There can be no assurance that these factors will continue to have a positive effect on the Fund.

INABILITY TO SELL SECURITIES -- securities of mid-size companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

20   Pilgrim MidCap Growth Fund

                                                      PILGRIM MIDCAP GROWTH FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class Q shares from year to year.


YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                         38.24   16.06   16.20   14.32

----------
(1)  These figures are as of December 31 of each year.


(2) Pilgrim Investments has been the Fund's investment adviser since May 24, 1999; however, prior to April 1, 2000, the Fund was managed by a sub-adviser.

Best and worst quarterly performance during this period:


     quarter : up      %
     quarter : down      %

The Fund's year-to-date total return as of March 31, 2000 was      %.


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Russell Midcap Growth Index.


AVERAGE ANNUAL TOTAL RETURNS
                                                                        Russell
                                                                         Midcap
                                                                         Growth
                                                           Class Q      Index(3)
                                                           -------      --------
     One year, ended
     December 31, 1999                                           %            %

     Five years, ended
     December 31, 1999                                           %            %

     Since inception(4)                                          %            %

----------
(3) The Russell MidCap Growth Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index.


(4)  Class Q shares commenced operations on June 30, 1994.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                               Pilgrim MidCap Growth Fund     21

-----------
U.S. Equity
Funds
-----------
                                                          ADVISER
                                                          Pilgrim Advisors, Inc.
                                                          SUB-ADVISER
                                                          Navellier Fund
PILGRIM GROWTH + VALUE FUND                               Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE
[GRAPHIC]

This Fund seeks capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]


The Fund invests primarily in a diversified portfolio of equity securities, including common and preferred stock, warrants and convertible securities.

The Fund invests in common stock of companies the portfolio manager believes are poised to rise in price. The Sub-Adviser uses a "bottom-up" quantitative screening process designed to identify and select inefficiently priced stocks that achieved superior returns compared to their risk characteristics. The Sub-Adviser first uses a proprietary computer model to calculate and analyze a "reward/risk" ratio. The reward/risk ratio is designed to identify stocks with above average market returns and risk levels which are reasonable for higher return rates. The Sub-Adviser then applies a quantitative analysis which focuses on growth and value fundamental characteristics, such as earnings growth, earnings momentum, price to earnings (P/E) ratios, and internal reinvestment rates. The sub-adviser then allocates stocks according to how they complement other portfolio holdings.

Under normal market conditions, the Fund invests at least 65% of its total assets in securities purchased on the basis of the potential for capital appreciation. These securities may be from large-cap, mid-cap, or small-cap companies.


--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund's performance will be affected if the portfolio manager makes an inaccurate assessment of economic conditions and investment opportunities, and chooses growth companies that do not grow as quickly as hoped, or value companies that continue to be undervalued by the market. Although the sub-adviser invests in value companies to decrease volatility, these investments may also lower the Fund's performance. The Fund's investments in smaller and mid-sized companies may be more susceptible to price swings than investments in larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the mix of growth and value securities in which the Fund invests. Rather, the market could favor growth stocks to the exclusion of value stocks, or favor value stocks to the exclusion of growth stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of smaller and mid-sized companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

CHANGES IN INTEREST RATES -- the value of the Fund's convertible securities may fall when interest rates rise. Convertibles with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

CREDIT RISK -- the Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

22   Pilgrim Growth + Value Fund

                                                     PILGRIM GROWTH + VALUE FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.


YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                         18.10   17.72


----------
(1)  These figures are as of December 31 of each year.


(2) Because Class Q shares were first offered in 2000, the returns in the bar chart are based upon the performance of Class A shares of the Fund. Class A shares are not offered in this prospectus. Class A shares would have substantially similar annual returns as the Class Q shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class Q and Class A shares have different expenses.

Best and worst quarterly performance during this period:


     quarter : up      %
     quarter : down      %

The Fund's year-to-date total return as of March 31, 2000 was      %.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Russell 2000 Index.

AVERAGE ANNUAL TOTAL RETURNS
                                                                        Russell
                                                                          2000
                                                        Class A(3)      Index(4)
                                                        ----------      --------
     One year, ended
     December 31, 1999                                         %              %

     Since inception(5)                                        %              %


----------
(3) This table shows performance of the Class A shares of the Fund, because Class Q shares of the Fund were not offered as of December 31, 1999. See footnote (2) to the bar chart above.


(4) The Russell 2000 Index is an unmanaged index that measures the performance of securities of smaller U.S. companies.


(5) The Fund commenced operations on November 18, 1996. Class Q commenced operations on January 4, 2000.


                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                              Pilgrim Growth + Value Fund     23

-----------
U.S. Equity
Funds
-----------
                                                          ADVISER
PILGRIM SMALLCAP OPPORTUNITIES FUND                       Pilgrim Advisors, Inc.
--------------------------------------------------------------------------------


OBJECTIVE
[GRAPHIC]

This Fund seeks capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund invests at least 65% of its total assets in the common stock of smaller, lesser-known U.S. companies that the portfolio manager believes have above average prospects for growth. For this Fund, smaller companies are those with market capitalizations that fall within the range of companies in the Russell 2000 Index, which is an index that measures the performance of small companies. The market capitalization range will change as the range of the companies included in the Russell 2000 changes. The median market capitalization of companies held by the Fund as of September 30, 1999 was $1.1 billion.

The portfolio manager uses a "top-down" disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. The portfolio manager seeks to invest in companies expected to benefit most from major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attemps to provide a framework for identifying the industries and companies expected to benefit most. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.

The Fund was closed to new investors effective February 29, 2000. Investors who were shareholders of the Fund on that day may continue to buy shares into accounts existing on that day. The Fund may reopen in the future subject to the discretion of the Board of Trustees.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the portfolio manager feels have above average prospects for growth, which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Fund invests in smaller companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the small sized growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large company stocks, or may not favor equities at all.

The Fund's investment in technology sectors of the stock market and in initial public offerings has had a significant impact on performance in 1999 and other periods. There can be no assurance that these factors will continue to have a positive effect on the Fund.

INABILITY TO SELL SECURITIES -- securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

24   Pilgrim SmallCap Opportunities Fund

                                             PILGRIM SMALLCAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.


The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                 18.16   14.94    7.59


----------
(1)  These figures are as of December 31 of each year.


(2) Because Class Q shares were first offered in 2000, the returns in the bar chart are based upon the performance of Class A shares of the Fund. Class A shares are not offered in this prospectus. Class A shares would have substantially similar annual returns as the Class Q shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class Q and Class A shares have different expenses.

Best and worst quarterly performance during this period:


     quarter : up      %
     quarter : down      %

The Fund's year-to-date total return as of March 31, 2000 was      %.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Russell 2000 Index.

AVERAGE ANNUAL TOTAL RETURNS
                                                                        Russell
                                                                          2000
                                                        Class A(3)      Index(4)
                                                        ----------      --------
     One year, ended
     December 31, 1999                                        %              %

     Since inception(5)                                       %              %


----------
(3) This table shows performance of the Class A shares of the Fund, because Class Q shares of the Fund were not offered as of December 31, 1999. See footnote (2) to the bar chart above.


(4) The Russell 2000 Index is an unmanaged index that measures the performance of securities of small companies.


(5) Class A commenced operations on June 5, 1995. Class Q commenced operations on January 4, 2000.


                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                      Pilgrim SmallCap Opportunities Fund     25

-----------
U.S. Equity
Funds
-----------
                                                       ADVISER
PILGRIM SMALLCAP GROWTH FUND                           Pilgrim Investments, Inc.
--------------------------------------------------------------------------------


OBJECTIVE
[GRAPHIC]

The Fund seeks maximum long-term capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]


Under normal conditions, the Fund invests at least 65% of its total assets in equity securities of small U.S. companies, and at least 75% of its total assets in common stocks that the portfolio manager feels have above average prospects for growth. Smaller companies are companies with market capitalizations that fall within the range of companies in the Russell 2000 Index. The market capitalization range will change as the range of the companies included in the Russell 2000 changes.

The Fund emphasizes a growth approach by searching for successful, growing companies that are managing change advantageously and may be poised to exceed growth expectations. It focuses on both a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies and a thematic approach in structuring the portfolio and a sell discipline. Themes attempt to articulate the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and provide a framework for identifying the industries and companies expected to benefit most. This top down approach is combined with rigorous fundamental research (a "bottom up" approach) to guide stock selection and portfolio structure.


In periods of unusual market conditions, the Fund may temporarily invest part or all of its assets in cash or high quality money market securities. In these circumstances, the Fund may not achieve its objective.


The Fund considers a company to be small if it has a market capitalization corresponding at the time of purchase to the middle 90% of the Russell 2000 Growth Index. In the adviser's opinion, the middle 90% includes companies with capitalizations between $255 million and $1.4 billion. Capitalization of companies in the Index will change with market conditions.


--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the portfolio manager feels have above average prospects for growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund invests in small-cap companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the small-cap growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large company stocks, or may not favor equities at all.

The Fund's investment in technology sectors of the stock market and in initial public offerings has had a significant impact on performance in 1999 and other periods. There can be no assurance that these factors will continue to have a positive effect on the Fund.

26   Pilgrim SmallCap Growth Fund

                                                    PILGRIM SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class Q shares from year to year.


YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                 19.44   11.56    4.26

----------
(1)  These figures are as of December 31 of each year.

(2) Pilgrim Investments has been the Fund's investment adviser since May 24, 1999; however, prior to April 1, 2000, the Fund was managed by a sub-adviser.


Best and worst quarterly performance during this period:


     quarter : up      %
     quarter : down      %

The Fund's year-to-date total return as of March 31, 2000 was      %.


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Russell 2000 Growth Index.


AVERAGE ANNUAL TOTAL RETURNS
                                                                        Russell
                                                                          2000
                                                                         Growth
                                                           Class Q      Index(3)
                                                           -------      --------
     One year, ended
     December 31, 1999                                          %             %

     Since inception(4)                                         %             %

----------
(3)  The Russell  2000 Growth  Index is an  unmanaged  index that  measures  the
     performance    of    securities    of   smaller   U.S.    companies    with
     greater-than-average growth orientation.


(4)  Class Q commenced operations on August 31, 1995.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                             Pilgrim SmallCap Growth Fund     27

-------------
International
Equity Funds
-------------
                                                       ADVISER
                                                       Pilgrim Investments, Inc.
                                                       SUB-ADVISER
                                                       Nicholas-Applegate
PILGRIM WORLDWIDE GROWTH FUND                          Capital Management
--------------------------------------------------------------------------------


OBJECTIVE
[GRAPHIC]

The Fund seeks maximum long-term capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

Under normal conditions, the Fund invests at least 65% of its total assets in securities of issuers located in at least three different countries, one of which may be the U.S.

The Fund normally invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. The Fund may invest in companies located in countries with emerging securities markets when the sub-adviser believes they present attractive investment opportunities.

The Fund's sub-adviser emphasizes a growth approach by searching for successful, growing companies that are managing change advantageously and poised to exceed growth expectations. It focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of traditional fundamental research of individual securities, calling on the expertise of many external analysts in different countries throughout the world, and a computer intensive ranking system that analyzes and ranks securities. The sub-adviser seeks to uncover signs of "change at the margin" -- positive business developments which are not yet fully reflected in a company's stock price. It gathers financial data on 20,000 companies in over 50 countries.

In analyzing specific companies for possible investment, the sub-adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective reasearch and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The sub-adviser usually considers whether to sell a particular security when any of those factors materially changes.

In allocating the Fund's assets, the sub-adviser attempts to identify securities of countries that are expected to provide the best opportunities for meeting the Fund's investment objective.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the sub-adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Fund may also invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers.

MARKET  TRENDS -- from time to time,  the stock  market may not favor the growth
securities  in  which  the  Fund  invests.   Rather,   the  market  could  favor
value-oriented stocks, or may not favor equities at all.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging markets countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

INABILITY TO SELL SECURITIES -- securities of foreign companies may trade in lower volume and may be less liquid than securities of U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

SECURITIES LENDING -- There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

28   Pilgrim Worldwide Growth Fund

                                                   PILGRIM WORLDWIDE GROWTH FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class Q shares from year to year.


YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                 18.32   17.64   37.92

----------
(1)  These figures are as of December 31 of each year.


(2) Prior to May 24, 1999, Nicholas-Applegate Capital Management was the adviser, rather than sub-adviser, to the Fund.

Best and worst quarterly performance during this period:


     quarter : up      %
     quarter : down      %

The Fund's year-to-date total return as of March 31, 2000 was      %.


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the MSCI World Index.


AVERAGE ANNUAL TOTAL RETURNS
                                                                         MSCI
                                                                         World
                                                           Class Q      Index(3)
                                                           -------      --------
     One year, ended
     December 31, 1999                                          %             %

     Since inception(4)                                         %             %


----------
(3) The Morgan Stanley Capital International World (MSCI World) Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(4)  Class Q commenced operations on August 31, 1995.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                            Pilgrim Worldwide Growth Fund     29

-------------
International
Equity Funds
-------------
                                                          ADVISER
                                                          Pilgrim Advisors, Inc.
                                                          SUB-ADVISER
                                                          Brandes Investment
PILGRIM INTERNATIONAL VALUE FUND                          Partners, L.P.
--------------------------------------------------------------------------------


OBJECTIVE
[GRAPHIC]

This Fund seeks long-term capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund invests primarily in foreign companies with market capitalizations greater than $1 billion, but it may hold up to 25% of its assets in companies with smaller market capitalizations.

The portfolio managers apply the technique of "value investing" by seeking stocks that their research indicates are priced below their long-term value.


The Fund holds common stocks, preferred stocks, American, European and Global depositary receipts, as well as convertible securities.


Under normal circumstances, the Fund invests at least 65% of its total assets in securities of companies located in at least three countries other than the U.S. The Fund may invest up to the greater of:

*    20% of its assets in any one country or industry, or,

* 150% of the weighting of the country or industry in the MSCI EAFE Index, as long as the Fund meets any industry concentration or diversification requirements under the Investment Company Act.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund's investments may be affected by the following additional risks:


RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent that the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Fund may also invest in small and medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the value-oriented stocks that the Fund invests in. Rather, the market could favor growth-oriented stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of smaller companies and some foreign companies may trade in lower volume and may be less liquid than securities of larger, more established companies or U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

30   Pilgrim International Value Fund

                                                PILGRIM INTERNATIONAL VALUE FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.


YEAR BY YEAR TOTAL RETURN (%)(1)(2)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                 15.23   17.86   13.46

----------
(1)  These figures are as of December 31 of each year.


(2) Because Class Q shares were first offered in 2000, the returns in the bar chart are based upon the performance of Class A shares of the Fund. Class A shares are not offered in this prospectus. Class A shares would have substantially similar annual returns as the Class Q shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class Q and Class A shares have different expenses.

Best and worst quarterly performance during this period:


     quarter : up      %
     quarter : down      %

The Fund's year-to-date total return as of March 31, 2000 was      %.


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the MSCI EAFE Index.


AVERAGE ANNUAL TOTAL RETURNS
                                                                          MSCI
                                                                          EAFE
                                                        Class A(3)      Index(4)
                                                        ----------      --------
     One year, ended
     December 31, 1999                                         %              %

     Since inception(5)                                        %              %

----------
(3) This table shows performance of the Class A shares of the Fund, because Class Q shares of the Fund were not offered as of December 31, 1999. See footnote (2) to the bar chart above.


(4)  The Morgan Stanley Capital  International Europe Australasia Far East (MSCI
     EAFE) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East.


(5) Class A commenced operations on March 6, 1995. Class Q commenced operations on January 4, 2000.


                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                         Pilgrim International Value Fund     31

-------------
International
Equity Funds
-------------
                                                       ADVISER
                                                       Pilgrim Investments, Inc.
                                                       SUB-ADVISER
                                                       Nicholas-Applegate
PILGRIM INTERNATIONAL CORE GROWTH FUND                 Capital Management
--------------------------------------------------------------------------------


OBJECTIVE
[GRAPHIC]

The Fund seeks maximum long-term capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

Under normal conditions, the Fund invests at least 65% of its total assets in securities of issuers located in countries outside the U.S. The Fund may invest up to 35% of its total assets in U.S. issuers.

The Fund invests primarily in large capitalized companies ("large cap stocks") located worldwide. In the opinion of the sub-adviser large cap stocks are those whose stock market capitalizations are predominantly in the top 75% of publicly traded companies as measured by stock market capitalizations in over 50 countries. The market capitalization ranges of the various countries' large cap stocks may vary greatly due to fluctuating currency values, differences in the size of the respective economies, and movements in the local stock markets.


Under normal conditions, the Fund invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. The Fund may invest in companies located in countries with emerging securities markets when the sub-adviser believes they present attractive investment opportunities.


The Fund's sub-adviser emphasizes a growth approach by searching for successful, growing companies that are managing change advantageously and poised to exceed growth expectations. It focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of traditional fundamental research of individual securities, calling on the expertise of many external analysts in different countries throughout the world, and a computer intensive ranking system that analyzes and ranks securities. The sub-adviser seeks to uncover signs of "change at the margin" -- positive business developments which are not yet fully reflected in a company's stock price. It gathers financial data on 20,000 companies in over 50 countries.

In analyzing specific companies for possible investment, the sub-adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The sub-adviser usually considers whether to sell a particular security when any of those factors materially changes.

In allocating the Fund's assets, the sub-adviser attempts to identify securities of countries that are expected to provide the best opportunities for meeting the Fund's investment objective.


The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.


--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the sub-adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Fund invests in large companies, which sometimes have more stable prices than smaller companies.

MARKET TRENDS -- from time to time, the stock market may not favor the growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or smaller company stocks, or may not favor equities at all.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

SECURITIES LENDING -- There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

32   Pilgrim International Core Growth Fund

                                          PILGRIM INTERNATIONAL CORE GROWTH FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class Q shares from year to year.


YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                                 21.22

----------
(1)  These figures are as of December 31 of each year.


(2) Prior to May 24, 1999, Nicholas-Applegate Capital Management was the adviser, rather than sub-adviser, to the Fund.

Best and worst quarterly performance during this period:


     quarter : up      %
     quarter : down      %

The Fund's year-to-date total return as of March 31, 2000 was      %.


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the MSCI EAFE Index.


     Average annual total returns
                                                                         MSCI
                                                                         EAFE
                                                           Class Q      Index(3)
                                                           -------      --------
     One year, ended
     December 31, 1999                                          %             %

     Since inception(4)                                         %             %

----------
(3)  The Morgan Stanley Capital  International Europe Australasia Far East (MSCI
     EAFE) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East.


(4)  Class Q commenced operations on February 28, 1997.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                   Pilgrim International Core Growth Fund     33

-------------
International
Equity Funds
-------------
                                                       ADVISER
                                                       Pilgrim Investments, Inc.
                                                       SUB-ADVISER
                                                       Nicholas-Applegate
PILGRIM INTERNATIONAL SMALLCAP GROWTH FUND             Capital Management
--------------------------------------------------------------------------------


OBJECTIVE
[GRAPHIC]

The Fund seeks maximum long-term capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

Under normal conditions, the Fund invests at least 65% of its total assets in securities of small companies located outside the U.S. The Fund may invest up to 35% of its total assets in U.S. issuers. The Fund invests primarily in smaller-capitalized companies ("small cap stocks") located worldwide. In the opinion of the Fund's sub-adviser, small cap stocks are those whose stock market capitalizations are predominantly in the bottom 25% of publicly traded companies as measured by stock market capitalizations in over 50 countries. The market capitalization ranges of the various countries' small cap stocks may vary greatly due to fluctuating currency values, differences in the size of the respective economies, and movements in the local stock markets.

The Fund normally invests at least 75% of its total assets in common and preferred stock, warrants and convertible securities. The Fund may invest in companies located in countries with emerging securities markets when the sub-adviser believes they present attractive investment opportunities.

The Fund's sub-adviser emphasizes a growth approach by searching for successful, growing companies that are managing change advantageously and poised to exceed growth expectations. It focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of traditional fundamental research of individual securities, calling on the expertise of many external analysts in different countries throughout the world, and a computer intensive ranking system that analyzes and ranks securities. The sub-adviser seeks to uncover signs of "change at the margin" -- positive business developments which are not yet fully reflected in a company's stock price.

In analyzing specific companies for possible investment, the sub-adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The sub-adviser usually considers whether to sell a particular security when any of those factors materially changes.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the sub-adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Fund invests in small companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the small-cap growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large company stocks, or may not favor equities at all.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

INABILITY TO SELL SECURITIES -- securities of smaller and foreign companies trade in lower volume and may be less liquid than securities of larger U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

SECURITIES LENDING -- There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

34   Pilgrim International SmallCap Growth Fund

                                      PILGRIM INTERNATIONAL SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class Q shares from year to year.


YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                 17.98   13.93   35.96

----------
(1)  These figures are as of December 31 of each year.


(2) Prior to May 24, 1999, Nicholas-Applegate Capital Management was the adviser, rather than sub-adviser, to the Fund.

Best and worst quarterly performance during this period:


     quarter : up      %
     quarter : down      %

The Fund's year-to-date total return as of March 31, 2000 was      %.


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Salomon EPAC EM Index.


AVERAGE ANNUAL TOTAL RETURNS
                                                                        Salomon
                                                                         EPAC
                                                                          EM
                                                           Class Q      Index(3)
                                                           -------      --------
     One year, ended
     December 31, 1999                                          %             %

     Since inception(4)                                         %             %

----------
(3) The Salomon EPAC Extended Market (Salomon EPAC EM) Index is an unmanaged index that measures the performance of securities of smaller capitalization companies in 22 countries excluding the U.S. and Canada.


(4)  Class Q commenced operations on August 31, 1995.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                               Pilgrim International SmallCap Growth Fund     35

-------------
International
Equity Funds
-------------
                                                       ADVISER
                                                       Pilgrim Investments, Inc.
                                                       SUB-ADVISER
                                                       Nicholas-Applegate
PILGRIM EMERGING COUNTRIES FUND                        Capital Management
--------------------------------------------------------------------------------


OBJECTIVE
[GRAPHIC]

The Fund seeks maximum long-term capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]


The Fund invests at least 65% of its total assets in equity securities of issuers located in at least three countries with emerging securities markets -- that is, countries with securities markets which are, in the opinion of the sub-adviser, emerging as investment markets but have yet to reach a level of maturity associated with developed foreign stock markets.


The sub-adviser currently selects portfolio securities from an investment universe of approximately 6,000 foreign issuers in over 35 emerging markets.

Under normal market conditions, the Fund invests at least 75% of its total assets in common and preferred stock, warrants and convertible securities. The Fund may invest at least 35% ot its assets in U.S. companies.

The Fund's sub-adviser emphasizes a growth approach, and seeks issuers in the early stages of development believed to be undergoing a basic change in operations.

In analyzing specific companies for possible investment, the sub-adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The sub-adviser usually considers whether to sell a particular security when any of those factors materially changes.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the sub-adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Fund may invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the growth securities in company stocks, or may not favor equities at all.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. Investments in emerging markets countries are generally riskier than other kinds of foreign investments, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

INABILITY TO SELL SECURITIES -- securities of emerging market companies trade in lower volume and may be less liquid than securities of companies in larger, more established markets. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

SECURITIES LENDING -- There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

36   Pilgrim Emerging Countries Fund

                                                 PILGRIM EMERGING COUNTRIES FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class Q shares from year to year.


YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                 27.75   10.00   -21.46

----------
(1)  These figures are as of December 31 of each year.


(2) Prior to May 24, 1999, Nicholas-Applegate Capital Management was the adviser, rather than sub-adviser, to the Fund.

Best and worst quarterly performance during this period:


     quarter : up      %
     quarter : down      %

The Fund's year-to-date total return as of March 31, 2000 was      %.


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the MSCI EMF Index.


AVERAGE ANNUAL TOTAL RETURNS
                                                                          MSCI
                                                                        Emerging
                                                                        Markets
                                                                          Free
                                                           Class Q      Index(3)
                                                           -------      --------
     One year, ended
     December 31, 1999                                          %             %

     Since inception(4)                                         %             %

----------
(3) The Morgan Stanley Capital International Emerging Markets Free (MSCI EMF) Index is an unmanaged index that measures the performance of securities listed on exchanges in developing nations throughout the world.


(4)  Class Q commenced operations on August 31, 1995.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                          Pilgrim Emerging Countries Fund     37

------
Income
Funds
------
                                                       ADVISER
PILGRIM GOVERNMENT SECURITIES INCOME FUND              Pilgrim Investments, Inc.
--------------------------------------------------------------------------------


OBJECTIVE
[GRAPHIC]

The Fund seeks high current income, consistent with liquidity and preservation of capital.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund normally invests at least 70% of its total assets in securities issued or guaranteed by the U.S. Government and the following agencies or instrumentalities of the U.S. Government: the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corporation (FHLMC). Such securities include direct obligations of the U.S. Treasury and mortgage-backed securities. The Fund may fall below the 70% threshold due to changes in the value of the Fund's holdings or the sale of securities to meet redemptions, in which case the Fund will purchase only U.S. Government securities until the 70% level is restored. The remainder of the Fund's assets may be invested in securities issued by other agencies and instrumentalities of the U.S. Government and in instruments collateralized by securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The foregoing policies are fundamental and may not be changed without shareholder approval.

The Fund may invest in securities of any maturity; however, the Fund is expected to have a duration within a range of 20% above or below that of the Lehman Intermediate Treasury Index. As of September 30, 1999, the dollar-weighted average duration of the Lehman Intermediate Treasury Index was 3.05 years. The adviser determines the composition of the Fund's portfolio on the basis of its judgment of existing market conditions, such as the general direction of interest rates, trends in creditworthiness, expected inflation, supply and demand of fixed income securities, and other factors. The Fund may enter into reverse repurchase agreements, dollar roll transactions or pairing off transactions. The Fund does not invest in highly leveraged derivatives, such as swaps, interest-only or principal-only stripped mortgage-backed securities, or interest rate futures contracts.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


CHANGES IN INTEREST RATES -- the value of the Fund's investments may fall when interest rates rise. This Fund may be particularly sensitive to interest rates because it primarily invests in U.S. government securities. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

CREDIT RISK -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Fund is subject to less credit risk than the other income funds because it principally invests in debt securities issued or guaranteed by the U.S. Government, its agencies and government sponsored enterprises.

PREPAYMENT RISK -- the Fund may invest in mortgage related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Fund will be forced to reinvest this money at lower yields.

38   Pilgrim Government Securities Income Fund

                                       PILGRIM GOVERNMENT SECURITIES INCOME FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.


YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
  8.03   11.90    7.46   4.71(8) -3.61   14.51    2.56    7.85    5.61


----------
(1)  These figures are as of December 31 of each year.

(2) Because Class Q shares were first offered in 1999, the returns in the bar chart are based upon the performance of Class A shares of the Fund. Class A shares are not offered in this prospectus. Class A shares would have substantially similar annual returns as the Class Q shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class Q and Class A shares have different expenses.


Best and worst quarterly performance during this period:


     quarter : up      %
     quarter : down      %

The Fund's year-to-date total return as of March 31, 2000 was      %.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of two broad measures of market performance -- the Lehman Brothers Government/Mortgage Index and the Lehman Brothers Intermediate Treasury Index.

AVERAGE ANNUAL TOTAL RETURNS
                                                         Lehman        Lehman
                                                          Gov't/    Intermediate
                                                         Mortgage     Treasury
                                        Class A(3)(4)    Index(5)     Index(6)
                                        -------------    --------     --------
     One year, ended
     December 31, 1999                          %             %             %

     Five years, ended
     December 31, 1999                          %             %             %

     Ten years, ended
     December 31, 1999(7)                       %             %             %


----------
(3) This table shows performance of the Class A shares of the Fund, because Class Q shares did not have a full year's performance during the year ended December 31, 1999. See footnote (2) to the bar chart above.

(4) The Fund commenced operations on January 1, 1985. Class Q shares commenced operations on November 18, 1999.

(5) The Lehman Brothers Government/Mortgage Index is an unmanaged index that measures the performance of U.S. Government agencies and instrumentalities, as well as mortgage pass-through instruments issued by FNMA, FHLMC and GNMA.

(6) The Lehman Brothers Intermediate Treasury Index is an unmanaged index that measures the performance of U.S. Treasuries with maturities of under 10 years. Information on the Lehman Intermediate Treasury Index is presented because effective May 24, 1999, the Fund seeks an average portfolio duration within +/-20% of the duration of that Index. Previously, the Fund's average portfolio maturity was generally longer.

(7) The Fund earned income and realized capital gains as a result of entering into reverse repurchase agreements during the six-month period from July to December 1992 that caused the Fund to exceed its 10% investment restriction on borrowing. Therefore, the Fund's performance was higher than it would have been had the Fund adhered to its borrowing restriction.


                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                Pilgrim Government Securities Income Fund     39

------
Income
Funds
------
                                                       ADVISER
PILGRIM STRATEGIC INCOME FUND                          Pilgrim Investments, Inc.
--------------------------------------------------------------------------------


OBJECTIVE
[GRAPHIC]

The Fund seeks maximum total return.

INVESTMENT
STRATEGY
[GRAPHIC]

Under normal conditions, the Fund invests at least 60% of its total assets in debt securities issued by U.S. and foreign corporations, U.S. and foreign governments, and their agencies and instrumentalities that are rated in one of the top four categories by a nationally recognized statistical rating agency, or of comparable quality if unrated. These securities include bonds, notes, mortgage-backed and asset-backed securities with rates that are fixed, variable or floating. The Fund may invest up to 40% of its total assets in high yield debt securities, commonly known as "junk bonds." There is no minimum credit rating for high yield debt securities in which the Fund may invest.

The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Fund may invest in debt securities of any maturity; however, the average portfolio duration of the Fund will generally range from two to eight years. The Fund may invest up to 30% of its total assets in securities payable in foreign currencies. The Fund may invest up to 10% of its assets in other investment companies that invest in secured floating rate loans, including up to 5% of its assets in Pilgrim Prime Rate Trust, a closed-end investment company. The Fund may also use options, futures contracts and interest rate and currency swaps as hedging techniques. The Fund does not invest in interest-only or principal-only stripped mortgage-backed securities.


PENDING MERGER -- Subject to shareholder approval, the Fund's Board of Trustees has approved the reorganization of the Fund into Pilgrim High Yield Fund. You could therefore ultimately hold shares of that fund.


--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


CHANGES IN INTEREST RATES -- the value of the Fund's investments may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

CREDIT RISK -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. This Fund may be subject to more credit risk than the other income funds, because it may invest in high yield debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments.

PREPAYMENT RISK -- the Fund may invest in mortgage related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Fund will be forced to reinvest this money at lower yields.

INABILITY TO SELL SECURITIES -- high yield securities may be less liquid than higher quality investments. A security in the lowest rating catergories, that is unrated, or whose credit rating has been lowered may be particularly difficult to sell. Foreign securities and mortgage-related and asset-backed debt securities may be less liquid than other debt securities. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivatives instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

40   Pilgrim Strategic Income Fund

                                                   PILGRIM STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.


The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's shares from year to year.

YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                  1.77    8.96    8.18

----------
(1)  These figures are as of December 31 of each year.


(2) The figure shown for the year 1999 provides performance for Class Q shares of the Fund. The figures shown for the years 1996 to 1998 provide performance for Institutional Class shares of the Fund, revised to reflect expenses of Class Q shares. Also, prior to May 24, 1999, a different adviser managed the Fund.

Best and worst quarterly performance during this period:


     quarter : up      %
     quarter : down      %

The Fund's year-to-date total return as of March 31, 2000 was      %.


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Lehman Aggregate Bond Index.


AVERAGE ANNUAL TOTAL RETURNS
                                                                        Lehman
                                                                       Aggregate
                                                      Institutional      Bond
                                            Class Q      Class(3)       Index(4)
                                            -------      --------       --------
     One year, ended
     December 31, 1999                           %             %              %

     Since inception of Class Q(5)               %             %              %

     Since inception of Institutional
     Class(5)                                    %             %              %

----------
(3)  Institutional Class shares of the Fund are no longer offered.


(4) The Lehman Aggregate Bond Index is an unmanaged index that measures the performance of fixed income securities that are similar, but not identical, to those in the Fund's portfolio.


(5) Institutional Class shares of the Fund commenced operations on August 31, 1995. Class Q shares of the Fund commenced operations on July 27, 1998.


                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                            Pilgrim Strategic Income Fund     41

------
Income
Funds
------
                                                       ADVISER
PILGRIM HIGH YIELD FUND                                Pilgrim Investments, Inc.
--------------------------------------------------------------------------------


OBJECTIVE
[GRAPHIC]

The Fund seeks a high level of current income, with capital appreciation as a secondary objective.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund normally invests at least 65% of its assets in high yield debt securities, including preferred stock and convertible securities, that do not in the opinion of the adviser involve undue risk relative to their expected return. High yield securities, which are commonly known as "junk bonds," are securities that are rated below investment grade, i.e., rated lower than Baa by Moody's Investors Service, Inc. or BBB by Standard and Poor's, or of comparable quality if not rated. Generally, the Fund will invest in securities rated lower than B by Moody's or S&P only when the adviser believes the financial condition of the issuer or other available protections reduce the risk to the Fund or that there is greater value in the securities than is reflected in their prevailing market price. There is no minimum credit rating for high yield securities in which the Fund may invest. The Fund may invest in debt securities of any maturity. In selecting securities for the Fund, preservation of capital is a consideration.

The remainder of the Fund's assets may be invested in common stocks, investment grade preferred stocks, investment grade debt obligations of all types, U.S. Government securities, warrants, money market instruments (including repurchase agreements on U.S. Government securities), mortgage-related securities and participation interests and assignments in floating rate loans and notes. The Fund may also invest up to 10% of its assets in foreign debt securities of any rating. The Fund may invest in financial futures and related options to attempt to hedge risk, although the Fund has not invested in such instruments since Pilgrim Investments, Inc. became the adviser in 1995 through the date of this prospectus. In selecting equity securities, the adviser uses a "bottom-up" analysis that focuses on individual companies and assesses the company's valuation, financial condition, management, competitiveness, and other factors.


DIFFERENCES BETWEEN THE FUND AND HIGH YIELD FUND II -- While both Funds invest primarily in high yield securities, the High Yield Fund normally emphasizes bonds with stronger credit ratings in the high yield bond universe. Thus, of the two Funds, High Yield Fund II normally presents the potential for higher income, but with potentially higher credit risk and volatility.


--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


CREDIT RISK -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Fund may be subject to more credit risk than other income funds because it invests in high yield (or "junk bond") debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments. This is especially true during periods of economic uncertainty or economic downturns. The Fund is also subject to credit risk through its investment in floating rate loans.

CHANGES IN INTEREST RATES -- the value of the Fund's investments may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

PREPAYMENT RISK -- the Fund may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Fund will be forced to reinvest this money at lower yields.

INABILITY TO SELL SECURITIES -- high yield securities may be less liquid than higher quality investments. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund. A security whose credit rating has been lowered may be particularly difficult to sell.

RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

PRICE VOLATILITY -- Equity securities face market, issuer and other risks, and their values may go up and down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks, securities depositories or exchanges than those in the U.S., and foreign controls on investment.

42   Pilgrim High Yield Fund

                                                         PILGRIM HIGH YIELD FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.


YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
 -9.49   29.44   16.19   18.52   -1.55   17.71   15.76   14.98   -2.96


----------
(1)  These figures are as of December 31 of each year.

(2) Because Class Q shares were first offered in 1999, the returns in the bar chart are based upon the performance of Class A shares of the Fund. Class A shares are not offered in this prospectus. Class A shares would have substantially similar annual returns as the Class Q shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class Q and Class A shares have different expenses.


Best and worst quarterly performance during this period:


     quarter : up      %
     quarter : down      %

The Fund's year-to-date total return as of March 31, 2000 was      %.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Lehman High Yield Bond Index.

AVERAGE ANNUAL TOTAL RETURNS
                                                                        Lehman
                                                                         High
                                                                        Yield
                                                                         Bond
                                                       Class A(3)       Index(4)
                                                       ----------       --------
     One year, ended
     December 31, 1999                                        %              %

     Five years, ended
     December 31, 1999                                        %              %

     Ten years, ended
     December 31, 1999                                        %              %


----------
(3) This table shows performance of the Class A shares of the Fund, because Class Q shares of the Fund did not have a full year's performance during the year ended December 31, 1999. See footnote (2) to the bar chart above.

(4) The Lehman Brothers High Yield Bond Index is an unmanaged index that measures the performance of fixed-income securities that are similar, but not identical, to those in the Fund's portfolio.


                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                  Pilgrim High Yield Fund     43

------
Income
Funds
------
                                                       ADVISER
PILGRIM HIGH YIELD FUND II                             Pilgrim Investments, Inc.
--------------------------------------------------------------------------------


OBJECTIVE
[GRAPHIC]

The Fund seeks a high level of current income and capital growth.

INVESTMENT
STRATEGY
[GRAPHIC]

Under normal conditions, the Fund invests at least 65% of its total assets in high yield, lower rated debt securities, which are commonly referred to as "junk bonds," and convertible securities rated below investment grade (i.e., lower than the four highest rating catergories) by a nationally recognized statistical rating agency, or of comparable quality if unrated. There is no limit on either the portfolio maturity or the acceptable rating of securities bought by the Fund. Securities may bear rates that are fixed, variable or floating. The Fund may invest up to 35% of its total assets in equity securities of U.S. and foreign companies, including securities of companies in emerging markets. In selecting equity securities, the adviser uses a "bottom-up" analysis that focuses on individual companies and assesses the company's valuation, financial condition, management, competitiveness, and other factors.

The Fund is not restricted to investments in companies of any particular size, but currently intends to invest principally in companies with market capitalization above $100 million at the time of purchase. The Fund may also use options, futures contracts and interest rate and currency swaps as hedging techniques or to help seek the Fund's investment objective.


DIFFERENCES BETWEEN THE FUND AND HIGH YIELD FUND -- While both Funds invest primarily in high yield securities, the High Yield Fund normally emphasizes bonds with stronger credit ratings in the high yield bond universe. Thus, of the two Funds, High Yield Fund II normally presents the potential for higher income, but with potentially higher credit risk and volatility.


--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


CREDIT RISK -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Fund may be subject to more credit risk than other income funds because it invests in high yield (or "junk bond") debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments. This is especially true during periods of economic uncertainty or economic downturns.

CHANGES IN INTEREST RATES -- the value of the Fund's investments may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in debt securities with intermediate and long term maturities. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

PREPAYMENT RISK -- the Fund may invest in mortgage-related securities, which can be paid off early if the owners of the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Fund will be forced to reinvest this money at lower yields.

INABILITY TO SELL SECURITIES -- high yield securities may be less liquid than higher quality investments. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund. A security in the lowest rating categories, that is unrated, or whose credit rating has been lowered may be particularly difficult to sell. Valuing less liquid securities involves greater exercise of judgment and may be more subjective than valuing securities using market quotes.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. Investments in emerging market countries are generally riskier than other kinds of foreign investments, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

RISK OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivative instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

PRICE VOLATILITY -- equity securities face market, issuer and other risks, and their values may go up and down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer.

44   Pilgrim High Yield Fund II

                                                      PILGRIM HIGH YIELD FUND II
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.


The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's shares from year to year.

YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                         21.07    5.03

----------
(1)  These figures are as of December 31 of each year.


(2) The figure shown for the period May 24, 1999 to December 31, 1999 provides performance for the Class Q shares of the Fund. The figures shown for the years 1997 and 1998 and for the period January 1, 1999 to May 24, 1999 provide performance for Institutional Class shares of the Fund, revised to reflect expenses of Class Q shares. Prior to May 24, 1999, the Fund was managed by a different adviser.

Best and worst quarterly performance during this period:


     quarter : up     %
     quarter : down     %

The Fund's year-to-date total return as of March 31, 2000 was     %.


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the First Boston High Yield Index.


AVERAGE ANNUAL TOTAL RETURNS
                                                                         First
                                                                         Boston
                                                                         High
                                                     Institutional       Yield
                                         Class Q        Class(3)        Index(4)
                                         -------        --------        --------
     One year, ended
     December 31, 1999                        %              %               %

     Since inception of Class Q(5)            %              %               %

     Since inception of Institutional
     Class(5)                                 %              %               %

----------
(3)  Institutional Class shares of the Fund are no longer offerred.


(4) The First Boston High Yield Index is an unmanaged index that measures the performance of fixed income securities similar, but not identical, to those in the Fund's portfolio.


(5) Class Q commenced operations on March 27, 1998. Institutional Class shares of the Fund commenced operations on July 31, 1996.


                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                               Pilgrim High Yield Fund II     45

------------
Equity and
Income Funds
------------
                                                       ADVISER
PILGRIM BALANCED FUND                                  Pilgrim Investments, Inc.
--------------------------------------------------------------------------------


OBJECTIVE
[GRAPHIC]

The Fund seeks a balance of long-term capital appreciation and current income.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund's adviser actively manages a blended portfolio of equity and debt securities with an emphasis on overall total return. The Fund normally maintains 40% to 60% of its assets in debt securities of any maturity issued by corporations or other business entities and the U.S. Government and its agencies and instrumentalities, and government sponsored enterprises, and normally seeks a target allocation of 50%, although this may vary with market conditions.

The remainder of the Fund's assets are normally invested in equity securities of large companies that the adviser believes are leaders in their industries. The adviser considers whether these companies have a sustainable competitive edge. The adviser emphasizes a value approach in equity selection and seeks securities whose prices in relation to projected earnings are believed to be reasonable in comparison to the market. For this Fund, a company with a market capitalization of over $5 billion is considered to be a large company, although the Fund may also invest to a limited degree in companies that have a market capitalization between $1 billion and $5 billion.


A portion of the Fund's net assets (up to 35%) may be invested in high yield debt securities (commonly known as "junk bonds") rated below investment grade (i.e., lower than the four highest rating categories) by a nationally recognized statistical rating agency, or of comparable quality if unrated. There is no minimum credit quality for the high yield debt securities in which the Fund may invest. The Fund may invest up to 10% of its assets in other investment companies that invest in secured floating rate loans, including up to 5% of its assets in Pilgrim Prime Rate Trust, a closed-end investment company. The Fund may invest up to 20% of its total assets in foreign securities. The Fund may use options on securities, securities indices, interest rates and foreign currencies as a hedging technique or in furtherance of this investment objective. The Fund may invest up to 35% of its net assets in zero coupon securities.


--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.


The Fund also may invest in smaller companies, which may be more susceptible to price swings than larger companies.


MARKET TRENDS -- from time to time, the stock market may not favor the large company value securities in which the Fund invests. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

CHANGES IN INTEREST RATES -- the value of debt and equity securities can change in response to changes in interest rates. The value of the debt securities held by the Fund may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in debt securities with intermediate and long terms to maturity. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. Zero coupon securities are particularly sensitive to changes in interest rates.

CREDIT RISK -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Fund may be subject to more credit risk than the other income funds, because it may invest in high yield debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments. This is especially true during periods of economic uncertainty or economic downturns.

INABILITY TO SELL SECURITIES -- high yield securities and securities of smaller companies may be less liquid than other investments. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivatives instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

46   Pilgrim Balanced Fund

                                                           PILGRIM BALANCED FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class Q shares from year to year.


YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                 16.88   21.46   23.52


----------
(1)  These figures are as of December 31 of each year.

(2)  Prior to May 24, 1999, a different adviser managed the Fund.


Best and worst quarterly performance during this period:


     quarter : up      %
     quarter : down      %

The Fund's year-to-date total return as of March 31, 2000 was      %.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard and Poor's Barra Value Index, the Lehman Aggregate Bond Index, the Lipper Balanced Fund Index -- and a composite index consisting of 60% S&P 500 Index and 40% Lehman Brothers Government/Corporate Bond Index.

AVERAGE ANNUAL TOTAL RETURNS
                                                  Lehman      Lipper
                                     S&P Barra   Aggregate   Balanced
                                       Value       Bond        Fund    Composite
                          Class Q    Index(4)    Index(5)    Index(6)    Index
                          -------    --------    --------    --------    -----
     One year, ended
     December 31, 1999         %           %           %           %         %

     Since inception(3)        %           %           %           %         %


----------
(3)  Class Q commenced operations on August 31, 1995.

(4) The Standard and Poor's Barra Value Index is a capitalization-weighted index of all stocks in the Standard and Poor's 500 Composite Stock Price Index ("S&P 500 Index") that have low price-to-book ratios. It is designed so that approximately 50% of the market capitalization of the S&P 500 Index is in the Standard and Poor's Barra Value Index.


(5) The Lehman Aggregate Bond Index is an unmanaged index that measures the performance of the U.S. investment grade fixed rate bond market, including government and corporate securities, mortgage pass-through securities, and asset-backed securities.


(6) The Lipper Balanced Fund Index is an unmanaged index that measures the performance of balanced funds (funds that seek current income balanced with capital appreciation).


                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                    Pilgrim Balanced Fund     47

------------
Equity and
Income Funds
------------
                                                       ADVISER
                                                       Pilgrim Investments, Inc.
                                                       SUB-ADVISER
                                                       Nicholas-Applegate
PILGRIM CONVERTIBLE FUND                               Capital Management
--------------------------------------------------------------------------------


OBJECTIVE
[GRAPHIC]

The Fund seeks maximum total return, consisting of capital appreciation and current income.

INVESTMENT
STRATEGY
[GRAPHIC]

Under normal conditions, the Fund invests at least 65% of its total assets in convertible securities. Convertible securities are generally preferred stock or other securities, including debt securities, that are convertible into common stock. The Fund emphasizes companies with market capitalizations above $500 million. Through investments in convertible securities, the Fund seeks to capture the upside potential of the underlying equities with less downside exposure.

The Fund normally invests a minimum of 25% of its total assets in common and preferred stocks, and 25% in other income producing convertible and debt securities. The Fund may also invest up to 35% of its net assets in high yield or convertible debt securities (commonly known as "junk bonds") rated below investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated. There is no minimum credit rating for high yield securities in which the Fund may invest.

The Fund may also invest in securities issued by the U.S. government and its agencies and instrumentalities.

In evaluating convertibles the Fund's sub-adviser evaluates each security's investment characteristics as a fixed income instrument as well as its potential for capital appreciation.

In analyzing specific companies for possible investment, the sub-adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The sub-adviser usually considers whether to sell a particular security when any of those factors materially changes.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Convertible securities have investment characteristics of both equity and debt securities. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund may invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

CHANGES IN INTEREST RATES -- the value of the convertible and debt securities held by the Fund may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in securities with intermediate and long terms to maturity. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Zero coupon securities are particularly sensitive to Changes in Interest Rates.

CREDIT RISK -- the Fund could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. This Fund may be subject to more credit risk than many bond funds, because the convertible
securities  and  debt   securities  in  which  it  invests  may  be  lower-rated
securities.

INABILITY TO SELL SECURITIES -- convertible securities and lower rated debt and convertible securities may be less liquid than other investments. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

SECURITIES LENDING -- There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

48   Pilgrim Convertible Fund

                                                        PILGRIM CONVERTIBLE FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class Q shares from year to year.


YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                 20.74   23.04   21.40

----------
(1)  These figures are as of December 31 of each year.

(2) Prior to May 24, 1999, Nicholas-Applegate Capital Management was the adviser, rather than sub-adviser, to the Fund.


Best and worst quarterly performance during this period:


     quarter : up      %
     quarter : down      %

The Fund's year-to-date total return as of March 31, 2000 was      %.


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the First Boston Convertible Index.


AVERAGE ANNUAL TOTAL RETURNS
                                                                       First
                                                                       Boston
                                                                     Convertible
                                                          Class Q      Index(3)
                                                          -------      --------
     One year, ended
     December 31, 1999                                         %             %

     Since inception(4)                                        %             %

----------
(3) The First Boston Convertible Index is an unmanaged index that measures the performance of a universe of convertible securities that are similar, but not identical, to those in the Fund's portfolio.


(4)  Class Q commenced operations on August 31, 1995.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                 Pilgrim Convertible Fund     49

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund. The table below shows the fees and expenses for Class Q shares of the Pilgrim Funds.


FEES YOU PAY DIRECTLY
                                                                         Class Q
                                                                         -------
Maximum sales charge on your investment
(as a % of offering price)                                                 none
Maximum deferred sales charge
(as a % of purchase or sales price,
whichever is less)                                                         none


OPERATING EXPENSES PAID EACH YEAR BY THE FUNDS(1)
(as a % of average net assets)


                                               Distribution                    Total
                                                and service                    fund      Fee waiver
                                   Management    (12b-1)         Other       operating       by         Net
Fund                                  fee          fees      expenses(3)(4)  expenses    adviser(2)   expenses
----                                  ---          ----      --------------  --------    ----------   --------
MagnaCap                        %     0.71         0.25           0.34         1.30           --        1.30
LargeCap Leaders                %     1.00         0.25           0.73         1.98        -0.23        1.75
Research Enhanced Index         %     0.70         0.25           0.56         1.51           --        1.51
Growth Opportunities            %     0.75         0.25           0.32         1.32           --        1.32
LargeCap Growth                 %     0.75         0.25           0.25         1.25           --        1.25
MidCap Value                    %     1.00         0.25           0.54         1.79        -0.04        1.75
MidCap Opportunities            %     1.00         0.25           1.12         2.37           --        2.37
MidCap Growth                   %     0.75         0.25           0.25         1.25           --        1.25
Growth + Value                  %     1.00         0.25           0.39         1.64           --        1.64
SmallCap Opportunities          %     0.75         0.25           0.42         1.42           --        1.42
SmallCap Growth                 %     1.00         0.25           0.24         1.49           --        1.49
Worldwide Growth                %     1.00         0.25           0.30         1.55           --        1.55
International Value             %     1.00         0.25           0.38         1.63           --        1.63
International Core Growth       %     1.00         0.25           0.38         1.63           --        1.63
International SmallCap Growth   %     1.00         0.25           0.42         1.67           --        1.67
Emerging Countries              %     1.25         0.25           0.93         2.43        -0.53        1.90
Government Securities Income    %     0.50         0.25           0.65         1.40           --        1.40
Strategic Income                %     0.45         0.25           0.67         1.37        -0.52        0.85
High Yield                      %     0.60         0.25           0.27         1.12        -0.02        1.10
High Yield II                   %     0.60         0.25           0.32         1.17        -0.17        1.00
Balanced                        %     0.75         0.25           0.51         1.51        -0.26        1.25
Convertible                     %     0.75         0.25           0.23         1.23           --        1.23


----------
(1) This table shows the estimated operating expenses for Class Q shares of each Fund as a ratio of expenses to average daily net assets. These estimated expenses are based on each Fund's actual operating expenses for its most recent complete fiscal year and fee waivers to which the Advisers have agreed.

(2) Pilgrim Investments has entered into expense limitation agreements with each Fund except MagnaCap Fund, Research Enhanced Index Fund, Growth Opportunities Fund, MidCap Opportunities Fund, Growth + Value Fund, SmallCap Opportunities Fund, International Value Fund and Government Securities Income Fund, under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to Pilgrim Investments within three years. The expense limit for each such Fund is shown as "Net Expenses." For each Fund except Government Securities Income Fund, the expense limit will continue through at least October 31, 2001. Nicholas-Applegate Capital Management bears 50% of the cost of maintaining the expense limit for funds for which it serves as sub-adviser. Pilgrim Investments has separately agreed to reimburse Government Securities Income Fund to the extent that total Fund operating expenses, excluding interest, taxes, brokerage commissions, extraordinary expenses, and distribution fees in excess of 0.25%, exceed 1.50% of the Fund's average daily net assets on the first $40 million in net assets and 1% of average daily net assets in excess of $40 million. The expense limit for Government Securities Income Fund will terminate only with termination of the advisory contract with Pilgrim Investments.

(3) Because Class Q shares are new for MagnaCap Fund, LargeCap Leaders Fund, Research Enhanced Index Fund, Growth Opportunities Fund, MidCap Value Fund, MidCap Opportunities Fund, Growth + Value Fund, SmallCap Opportunities Fund, International Value Fund, Government Securities Income Fund, and High Yield Fund, the expenses for each Fund are estimated based on Class A expenses of the Fund.

(4) Except for MagnaCap Fund, LargeCap Leaders Fund, Research Enhanced Index Fund, Growth Opportunities Fund, MidCap Value Fund, MidCap Opportunities Fund, Growth + Value Fund, SmallCap Opportunities Fund, International Value Fund, Government Securities Income Fund, and High Yield Fund, other expenses have been restated to reflect the elimination of certain administrative fees effective May 24, 1999.

50   What You Pay to Invest

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------


EXAMPLES


The examples that follow are intended to help you compare the cost of investing in the Pilgrim Funds with the cost of investing in other mutual funds. Each example assumes that you invested $10,000, reinvested all your dividends, the Fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.


CLASS Q


Fund                                 1 year     3 years     5 years     10 years
----                                 ------     -------     -------     --------
MagnaCap                         $     132        412          713        1,568
LargeCap Leaders                 $     178        576        1,024        2,268
Research Enhanced Index          $     154        477          824        1,802
Growth Opportunities             $     134        418          723        1,590
LargeCap Growth                  $     127        397          686        1,511
MidCap Value                     $     178        555          962        2,098
MidCap Opportunities             $     240        739        1,265        2,706
MidCap Growth                    $     127        397          686        1,511
Growth + Value                   $     167        517          892        1,944
SmallCap Opportunities           $     145        449          776        1,702
SmallCap Growth                  $     152        471          813        1,779
Worldwide Growth                 $     158        490          845        1,845
International Value              $     166        514          887        1,933
International Core Growth        $     166        514          887        1,933
International SmallCap Growth    $     170        526          907        1,976
Emerging Countries               $     193        653        1,197        2,683
Government Securities Income     $     143        443          766        1,680
Strategic Income                 $      87        328          648        1,553
High Yield                       $     112        352          613        1,359
High Yield II                    $     102        337          610        1,389
Balanced                         $     127        425          773        1,756
Convertible                      $     125        390          676        1,489

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                     What You Pay to Invest   51

SHAREHOLDER
GUIDE                                                     HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------


PURCHASE OF SHARES

Class Q Shares are offered at net asset value without a sales charge to qualified retirement plans, financial and other institutions and "wrap accounts." The minimum initial investment is $250,000, and the minimum subsequent investment is $10,000. The Distributor may waive these minimums from time to time. Certain Funds also offer Class A, B, C, M, T and I shares, which have different sales charges and other expenses that may affect their performance. You can obtain more information about these other share classes by calling (800) 992-0180.


The Funds and the Distributor reserve the right to reject any purchase order. Please note that cash, travelers checks, third party checks, money orders and checks drawn on non-US banks (even if payment may be effected through a US bank) will not be accepted. Pilgrim reserves the right to waive minimum investment amounts. The Funds reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $250,000.

If you are a participant in a qualified retirement plan, you should make purchases through your plan administrator or sponsor, who is responsible for transmitting orders.

All other purchasers may purchase shares by the methods outlined in the table on the right.


DISTRIBUTION AND SHAREHOLDER SERVICE FEES

To pay for the cost of servicing your shareholder account, each Fund has adopted a Rule 12b-1 plan for Class Q shares which requires fees to be paid out of the assets of the class. Each Fund pays a service fee at an annual rate of 0.25% of the average daily net assets of the Class Q shares of the Fund.

RETIREMENT PLANS

You may invest in each Fund through various retirement plans, including IRAs, Simplified Employee Plan (SEP) IRAs, Roth IRAs 403(b) plans, 457 plans, and all qualified retirement plans. For further information about any of the plans, agreements, applications and annual fees, contact the Distributor, your financial consultant or plan sponsor. To determine which retirement plan is appropriate for you, consult your tax adviser. For further information, contact the Shareholder Servicing Agent at (800) 992-0180.


                                 Initial                   Additional
         Method                Investment                  Investment
         ------                ----------                  ----------
     By Contacting      A financial consultant      Visit or consult a
     Your Financial     with an authorized firm     financial consultant.
     Consultant         can help you establish
                        and maintain your
                        account.

     By Mail            Visit or speak with a       Fill out the Account
                        financial consultant.       Additions form
                        Make your check             included on the bottom
                        payable to the Pilgrim      of your account
                        Funds and mail it,          statement along with
                        along with a completed      your check payable to
                        Application. Please         the Fund and mail
                        indicate your               them to the address on
                        investment professional     the account statement.
                        on the New Account          Remember to write
                        Application                 your account number
                                                    on the check.


     By Wire            Call the Pilgrim            Wire the funds in the
                        Operations Department       same manner described
                        at (800) 336-3436 to        under "Initial
                        obtain an account           Investment."
                        number and indicate
                        your investment
                        professional on the
                        account.
                        Instruct your bank to
                        wire funds to the Fund
                        in the care of:
                        Investors Fiduciary
                        Trust Co.
                        ABA #101003621
                        Kansas City, MO
                        credit to: ______
                        (the Fund)
                        A/C #751-8315; for
                        further credit
                        to: ________
                        Shareholder
                        A/C #_______
                        (A/C # you received
                        over the telephone)
                        Shareholder Name:

                        ___________________
                        (Your Name Here)
                        After wiring funds you
                        must complete the
                        Account Application
                        and send it to:
                        Pilgrim Funds
                        P.O. Box 219368
                        Kansas City, MO
                        64121-6368

52   Shareholder Guide

                                                                     SHAREHOLDER
HOW TO REDEEM SHARES                                                       GUIDE
--------------------------------------------------------------------------------

If you are a participant in a qualified retirement plan, you should make redemptions through your plan administrator or sponsor, who is responsible for transmitting orders.

All other shareholders may redeem shares by the methods outlined in the table on the right.

Under unusual circumstances, a Fund may suspend the right of redemption as allowed by federal securities laws.


SYSTEMATIC WITHDRAWAL PLAN


You may elect to make periodic withdrawals from your account on a regular basis.

*    Your account must have a current value of at least $250,000.

*    Minimum withdrawal amount is $1,000.

*    You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact the Shareholder Servicing Agent, see the Account Application or the SAI.


PAYMENTS


Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined net asset value, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.

Each Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, a Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, a Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.


       Method                                   Procedures
       ------                                   ----------
 By Contacting Your You may redeem by contacting your financial consultant Financial Consultant who may charge for their services in connection with your redemption request, but neither the Fund nor the Distributor imposes any such charge.

 By Mail Send a written request specifying the Fund name and share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to redeem to:


                        Pilgrim Funds
                        P.O. Box 219368
                        Kansas City, MO 64121-6368

                        If certificated shares have been issued, the certificate must accompany the written request. Corporate investors and other associations must have an appropriate certification on file authorizing redemptions. A suggested form of such certification is provided on the Account Application. A signature guarantee may be required.


 By Telephone --        You may redeem shares by telephone on all accounts other
 Expedited Redemption   than  retirement  accounts,  unless you check the box on
                        the Account Application which signifies that you do not wish to use telephone redemptions. To redeem by telephone, call the Shareholder Servicing Agent at
                        (800) 992-0180.


                        Receiving Proceeds By Check:

                        You may have redemption proceeds (up to a maximum of $100,000) mailed to an address which has been on record with Pilgrim Funds for at least 30 days.

                        Receiving Proceeds By Wire:


                        You may have redemption proceeds (subject to a minimum of $5,000) wired to your pre-designated bank account. You will not be able to receive redemption proceeds by wire unless you check the box on the Account Application which signifies that you wish to receive redemption proceeds by wire and attach a voided check. Under normal circumstances, proceeds will be transmitted to your bank on the business day following receipt of your instructions, provided redemptions may be made. In the event that share certificates have been issued, you may not request a wire redemption by telephone.


                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                         Shareholder Guide    53

SHAREHOLDER
GUIDE                                                       TRANSACTION POLICIES
--------------------------------------------------------------------------------


NET ASSET VALUE

The net asset value (NAV) per share for Class Q shares of each Fund is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The NAV per share of Class Q shares of each Fund is calculated by taking the value of the Fund's assets attributable to Class Q shares, subtracting the Fund's liabilities attributable to Class Q shares, and dividing by the number of Class Q shares that are outstanding. Because foreign securities may trade on days when the Funds do not price shares, the net asset value of a Fund that invests in foreign securities may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Directors or Trustees, although the actual calculations will be made by persons acting under the supervision of the Board. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

PRICE OF SHARES


When you buy shares, you pay the NAV. When you sell shares, you receive the NAV. Exchange orders are effected at NAV.


EXECUTION OF REQUESTS


Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under "How to Purchase Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), the shares will not be credited until the next business day.

You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Funds will not be issued unless you request them in writing.


EXCHANGES

You may exchange Class Q shares for Class Q shares of any other Pilgrim Fund that offers Class Q shares. The total value of shares being exchanged must at least equal the minimum investment requirement for Class Q shares of the Fund into which they are being exchanged. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes. There is no specific limit on exchange frequency; however, the Funds are intended for long term investment and not as a trading vehicle. The adviser may prohibit excessive exchanges (more than four per year). The adviser also may, on 60 days' prior notice, restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges.


You will automatically have the ability to request an exchange by calling the Shareholder Service Agent unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege.


SYSTEMATIC EXCHANGE PRIVILEGE


You may elect to have a specified dollar amount of Class Q shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in Class Q shares of any other open-end Pilgrim Fund. This exchange privilege may be modified at any time or terminated upon 60 days' written notice to shareholders.


TELEPHONE ORDERS


The Pilgrim funds and their transfer agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Funds and their transfer agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Funds and their transfer agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

54   Shareholder Guide

                                                                     SHAREHOLDER
TRANSACTION POLICIES                                                       GUIDE
--------------------------------------------------------------------------------


SMALL ACCOUNTS (NON-RETIREMENT ONLY)


If you draw down a non-retirement account so that its total value is less than the Fund minimum, you may be asked to purchase more shares within 60 days. If you do not take action, the Fund may close out your account and mail you the proceeds. Your account will not be closed if its drop in value is due to Fund performance.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                         Shareholder Guide    55

MANAGEMENT
OF THE FUNDS                                                            ADVISERS
--------------------------------------------------------------------------------


PILGRIM ADVISORS, INC., formerly Northstar Investment Management Corporation ("Pilgrim Advisors") or PILGRIM INVESTMENTS, INC. ("Pilgrim Investments") serves as the investment adviser to each of the Funds. Both are indirect wholly-owned subsidiaries of ReliaStar Financial Corp. ("ReliaStar") (NYSE:
RLR). Through its subsidiaries, ReliaStar offers individuals and institutions life insurance and annuities, employee benefits products and services, life and health reinsurance, retirement plans, mutual funds, bank products, and personal finance education.


Pilgrim Advisors or Pilgrim Investments, as the case may be, has overall responsibility for the management of the Funds for which it serves as adviser. The adviser provides or oversees all investment advisory and portfolio management services for each Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

Pilgrim Advisors is a registered investment adviser that currently manages over $4 billion in mutual funds and institutional accounts.



Organized in December 1994, Pilgrim Investments is registered as an investment adviser. As of December 31, 1999, Pilgrim Investments managed over $-- billion in assets. Pilgrim Investments acquired certain assets of previous advisers to certain of the Funds in separate transactions that closed on April 7, 1995 and May 21, 1999. On October 29, 1999, ReliaStar acquired Pilgrim Investments. Pilgrim Advisors and Pilgrim Investments share certain resources and investment personnel.

Pilgrim Advisors' and Pilgrim Investments' principal address is 40 North Central Avenue, Suite 1200, Phoenix, Arizona 85004.

Pilgrim Advisors or Pilgrim Investments, as the case may be, receives a monthly fee for its services based on the average daily net assets of each of the Funds it manages.


The following table shows the aggregate annual advisory fee paid by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets:

Fund                                                                Advisory Fee
----                                                                ------------
 MagnaCap                                                               0.71%
 LargeCap Leaders                                                       1.00
 Research Enhanced Index                                                0.70
 Growth Opportunities                                                   0.75
 LargeCap Growth                                                        0.75
 MidCap Value                                                           1.00
 MidCap Opportunities                                                   1.00
 MidCap Growth                                                          0.75
 Growth + Value                                                         1.00
 SmallCap Opportunities                                                 0.75
 SmallCap Growth                                                        1.00
 Worldwide Growth                                                       1.00
 International Value                                                    1.00
 International Core Growth                                              1.00
 International SmallCap Growth                                          1.00
 Emerging Countries                                                     1.25
 Government Securities Income                                           0.50
 Strategic Income                                                       0.45
 High Yield                                                             0.60
 High Yield II                                                          0.60
 Balanced                                                               0.75
 Convertible                                                            0.75


PILGRIM ADVISORS DIRECTLY MANAGES THE PORTFOLIOS OF THE FOLLOWING FUNDS:

GROWTH OPPORTUNITIES FUND
MIDCAP OPPORTUNITIES FUND
MIDCAP GROWTH FUND

The following individuals share responsibility for the day-to-day management of the Growth Opportunities Fund, the MidCap Opportunities Fund and the MidCap Growth Fund:

Mary Lisanti has co-managed the Pilgrim MidCap Opportunities Fund since the fund was formed in August 1998, managed or co-managed the Pilgrim Growth Opportunities Fund since August 1998, and co-managed the Pilgrim MidCap Growth Fund since April 2000. She joined Pilgrim Advisors in May 1998.

56   Management of the Funds

                                                                      MANAGEMENT
ADVISERS                                                            OF THE FUNDS
--------------------------------------------------------------------------------

Ms. Lisanti has over 20 years of experience in small and mid-cap investments. Before joining Pilgrim, Ms. Lisanti was a Portfolio Manager at Strong Capital Management where she managed the Strong Small Cap Fund and co-managed the Strong Mid Cap Fund. From 1993 to 1996, Ms. Lisanti was a Managing Director and Head of Small and Mid-Capitalization Equity Strategies at Bankers Trust Corp. where she managed the BT Small Cap Fund and the BT Capital Appreciation Fund. Prior to Bankers Trust, Ms. Lisanti was a Portfolio Manager with the Evergreen Funds. She began her career as an Analyst specializing in emerging growth stocks with Donaldson, Lufkin & Jenrette and Shearson Lehman Hutton, and was ranked the number one Emerging Growth Institutional Investor Stock Analyst in 1989. She is a Chartered Financial Analyst, and a Member of the New York Society of Security Analysts and the Financial Analyst Federation.


Jeffrey Bernstein has co-managed the Pilgrim MidCap Opportunities Fund since the fund was formed in August 1998, has co-managed the Pilgrim Growth Opportunities Fund since January 2000 and co-managed the Pilgrim MidCap Growth Fund since April 2000. He joined Pilgrim in May 1998.

Mr. Bernstein has over 10 years of experience in small and mid-cap investments. Before joining Pilgrim, Mr. Bernstein was a Portfolio Manager at Strong Capital Management where he co-managed the Strong MidCap Fund. From November 1995 to February 1997, Mr. Bernstein was a Portfolio Manager with Berkeley Capital. >From September 1993 to November 1995, Mr. Bernstein was an Assistant Portfolio Manager at Bankers Trust Corp. Prior to Bankers Trust, Mr. Bernstein was an Analyst for Cowen & Co.

SMALLCAP OPPORTUNITIES FUND AND SMALLCAP GROWTH FUND

Mary Lisanti, whose background is described above, has served as manager of the SmallCap Opportunities Fund since July 1998 and the SmallCap Growth Fund since April 2000.


PILGRIM INVESTMENTS DIRECTLY MANAGES THE PORTFOLIOS OF THE FOLLOWING FUNDS:


MAGNACAP FUND


This Fund is managed by a team led by Howard N. Kornblue, Senior Vice President and Senior Portfolio Manager for Pilgrim Investments. Mr. Kornblue has served as a Portfolio Manager of MagnaCap Fund since 1989. The other individuals on the team are G. David Underwood and Robert M. Kloss.

Mr. Underwood has over 21 years of investment management experience. At Pilgrim Investments, an affiliate of Pilgrim, he serves as a Vice President and Senior Portfolio Manager. Prior to joining Pilgrim Investments in December 1996, Mr. Underwood was a Director of Funds Management for First Interstate Capital Management.


LARGECAP LEADERS AND MIDCAP VALUE FUND


The LargeCap Leaders and MidCap Value Funds are managed by a team led by G. David Underwood, Vice President and Senior Portfolio Manager for Pilgrim
Investments. Mr. Underwood is the Lead Portfolio Manager of LargeCap Leaders Fund. Prior to joining Pilgrim Investments in December, 1996, Mr. Underwood served as Director of Funds Management for First Interstate Capital Management. Mr. Underwood's prior experience includes a 10 year association with Integra Trust Company of Pittsburgh where he served as Director of Research and Senior Portfolio Manager. The other individual on the team is Robert M. Kloss.


STRATEGIC INCOME FUND


The following individuals share responsibility for the day-to-day management of the Strategic Income Fund:

Robert K.  Kinsey,  Vice  President  of  Pilgrim  Investments,  has  served as a
Portfolio Manager of Strategic Income Fund since May 24, 1999. Mr. Kinsey manages Strategic Income Fund's assets that are invested in assets other than high yield debt securities. Prior to joining Pilgrim Investments, Mr. Kinsey was a Vice President and Fixed Income Portfolio Manager for Federated Investors from January 1995 to March 1999. From July 1992 to January 1995, Mr. Kinsey was a Principal and Portfolio Manager for Harris Investment Management.

Kevin G. Mathews, Senior Vice President and Senior Portfolio Manager of Pilgrim Investments, has served as a Senior Portfolio Manager of Strategic Income Fund since May 24, 1999. Mr. Mathews manages Strategic Income Fund's assets that are invested in high yield debt securities. Mr. Mathews has served as Portfolio Manager of High Yield Fund since June 1995, and also served as Portfolio Manager of Government Securities Income Fund from June 1995 through September 1996. Prior to joining Pilgrim Investments, Mr. Mathews was a Vice President and Senior Portfolio Manager with Van Kampen American Capital.

Charles Ullerich, Vice President and Portfolio Manager of Pilgrim Investments, has served as a Co-Portfolio Manager of Strategic Income Fund since December 1999. Prior to joining Pilgrim Investments, Mr. Ullerich was Vice President of Treasury Services for First Liberty Bank of Macon, GA since 1991, where he was Portfolio Manager for a mortgage and treasury securities portfolio.

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                          If you have any questions, please call 1-800-992-0180.


                                                   Management of the Funds    57

MANAGEMENT
OF THE FUNDS                                                            ADVISERS
--------------------------------------------------------------------------------


GOVERNMENT SECURITIES INCOME FUND


Robert K. Kinsey, whose background is described above, has primary responsibility for the day-to-day management of Government Securities Income Fund, and has served as Senior Portfolio Manager of Government Securities Income Fund since May 24, 1999.


HIGH YIELD FUND AND HIGH YIELD FUND II


Kevin G. Mathews, whose background is described above, has served as Senior Portfolio Manager of High Yield Fund and High Yield Fund II since June 1995 and May 1999, respectively.

Charles Ullerich, whose background is described above, has served as a co-manager of High Yield Fund and High Yield Fund II since December 1999.


BALANCED FUND


The following individuals share responsibility for the day-to-day management of the Balanced Fund:

G. David Underwood, whose background is described above, has served as Senior Portfolio Manager of the equity portion of the Balanced Fund's assets since May 24, 1999.

Kevin G. Mathews, whose background is described above, has served as Senior Portfolio Manager of the fixed income portion of Balanced Fund's assets since May 24, 1999.

Robert K. Kinsey, whose background is described above, has served as a Portfolio Manager of the fixed income portion of Balanced Fund's assets since May 24, 1999.

Charles Ullerich, whose background is described above, has served as a co-manager of the fixed income portion of Balanced Fund's assets since December 1999.

58   Management of the Funds

                                                                      MANAGEMENT
SUB-ADVISERS                                                        OF THE FUNDS
--------------------------------------------------------------------------------

For the following Funds, Pilgrim Advisors or Pilgrim Investments has engaged a Sub-Adviser to provide the day-to-day management of the Fund's portfolio. The Sub-Advisers have, at least in part, been selected on the basis of their successful application of a consistent, well-defined, long-term investment approach over a period of several market cycles.


RESEARCH ENHANCED INDEX FUND

J.P. MORGAN INVESTMENT MANAGEMENT INC.


A registered investment adviser, J.P. Morgan Investment Management Inc. (J.P. Morgan) serves as Sub-Adviser to the Pilgrim Research Enhanced Index Fund. The firm was formed in 1984. The firm evolved from the Trust and Investment Division of Morgan Guaranty Trust Company which acquired its first tax-exempt client in 1913 and its first pension account in 1940. J.P. Morgan currently manages approximately $326 billion for institutions and pension funds. The company is a wholly owned subsidiary of J.P. Morgan & Co. J.P. Morgan's principal address is 522 Fifth Avenue, New York, New York 10036.


James Wiess has co-managed the Pilgrim Research Enhanced Index Fund since the Fund was formed in December 1998. At J.P. Morgan, he serves as a Portfolio Manager and Member of the Structured Equity Group with the responsibility of portfolio rebalancing and research and development of structured equities strategies.

Mr. Wiess has over 16 years of investment management experience. Before joining J.P. Morgan in 1992, Mr. Wiess was a Stock Index Arbitrager for seven years at Oppenheimer & Co. and a Consultant for Data Resources. He is a Chartered Financial Analyst.

Timothy Devlin has co-managed the Pilgrim Research Balanced Index Fund since the Fund was formed in December 1998. At J.P. Morgan, he serves as a Portfolio Manager and Member of the Structured Equity Group.

Mr. Devlin has over 12 years of investment management experience. Before joining J.P. Morgan in 1996, Mr. Devlin was a Portfolio Manager for nine years at Mitchell Hutchins Asset Management, Inc. where he managed quantitatively-driven portfolios for institutional and small investments.

GROWTH + VALUE FUND

NAVELLIER FUND MANAGEMENT, INC.


A registered investment adviser, Navellier Fund Management Inc. (Navellier) serves as Sub-Adviser to the Pilgrim Growth + Value Fund. Navellier and its affiliate, Navellier & Associates, Inc., manage over $2 billion for institutions, pension funds and high net worth individuals. Navellier is wholly owned by Louis Navellier. Navellier's principal address is 1 East Liberty, Third Floor, Reno, Nevada 89501.


Louis Navellier has managed the Pilgrim Growth + Value Fund since the Fund was formed in November 1996. Mr. Navellier has over 19 years of investment management experience and is the sole owner of Navellier & Associates, Inc. Mr. Navellier's investment newsletter, MPT Review, has been published for over 19 years and is widely renowned throughout the investment community.

INTERNATIONAL VALUE FUND

BRANDES INVESTMENT PARTNERS, L.P.

A registered investment adviser, Brandes Investment Partners, L.P. (Brandes) serves as Sub-Adviser to the Pilgrim International Value Fund. The company was formed in May 1996 as the successor to its general partner, Brandes Investment Partners, Inc. which has been providing investment advisory services (through various predecessor entities) since 1974. Brandes currently manages over $33 billion in international portfolios. Brandes' principal address is 12750 High Bluff Drive, San Diego, California 92130.

Charles Brandes has co-managed the Pilgrim International Value Fund since the Funds were formed in March 1995 and January 1998, respectively. Mr. Brandes has over 31 years of investment management experience. He founded the general partner of Brandes in 1974 and owns a controlling interest in it. At Brandes, he serves as a Managing Partner. He is a Chartered Financial Analyst and a Memeber of the Association for Investment Management and Research.


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                          If you have any questions, please call 1-800-992-0180.

                                                   Management of the Funds    59

MANAGEMENT
OF THE FUNDS                                                        SUB-ADVISERS
--------------------------------------------------------------------------------


Jeff Busby has co-managed the Pilgrim International Value Fund since the fund was formed in March 1995. Mr. Busby has over 13 years of investment management experience. At Brandes Investment Partners, L.P., he serves as a Managing Partner. He is also responsible for overseeing all trading activities for the firm. He is a Chartered Financial Analyst, and a Member of the Association for Investment Management and Research and the Financial Analyst Society.


LARGECAP GROWTH FUND, INTERNATIONAL CORE GROWTH FUND, WORLDWIDE GROWTH FUND, INTERNATIONAL SMALLCAP GROWTH FUND, EMERGING COUNTRIES FUND AND CONVERTIBLE FUND

NICHOLAS-APPLEGATE CAPITAL MANAGEMENT (NACM).


NACM serves as sub-adviser to the Funds listed above. Founded in 1984, NACM manages over $35 billion of discretionary assets for numerous clients, including employee benefit plans of corporations, public retirement systems and unions, university endowments, foundations, and other institutional investors and individuals. Each of the Funds listed above is managed by a team of portfolio managers and analysts employed by NACM. NACM's principal business address is 600 West Broadway, San Diego, California, 92101.

60   Management of the Funds

                                                                      DIVIDENDS,
                                                                   DISTRIBUTIONS
DIVIDENDS/TAXES                                                        AND TAXES
--------------------------------------------------------------------------------


DIVIDENDS


The Funds generally distribute most or all of their net earnings in the form of dividends. Each Fund pays dividends, if any, as follows:

Annually(1)                Semi-Annually(1)      Quarterly(2)      Monthly(3)
-----------                ----------------      ------------      ----------
LargeCap Leaders               MagnaCap          Balanced          Strategic
Research Enhanced                                Convertible        Income
 Index                                                             Government
Growth                                                              Securities
 Opportunities                                                      Income
LargeCap Growth                                                    High Yield
MidCap Value                                                       High Yield II
MidCap
 Opportunites
MidCap Growth
Growth + Value
SmallCap
 Opportunities
SmallCap Growth
Worldwide
 Growth
International
 Value
International
 Core Growth
International
 SmallCap Growth
Emerging
 Countries


----------
(1)  Distributions normally expected to consist primarily of capital gains.
(2) Distributions normally expected to consist, on an annual basis, of a variable combination of capital gains and ordinary income.
(3)  Distributions normally expected to consist primarily of ordinary income.


Each Fund distributes capital gains, if any, annually.


DIVIDEND REINVESTMENT


Unless you instruct a Fund to pay you dividends in cash, dividends and distributions paid by a Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class Q shares of a Fund invested in another Pilgrim Fund which offers the Class Q shares.

TAXES

The following information is meant as a general summary for U.S. shareholders. Please see the Statement of Additional Information for additional information. You should rely your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in a Fund.

Each Fund will distribute most of its net investment income and net capital gains to its shareholders each year. Although the Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. It does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if a Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate.

Dividends declared by a Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.


There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. You are responsible for any tax liabilities generated by your transactions.


As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

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                                        Dividends, Distributions and Taxes    61

MORE INFORMATION
ABOUT RISKS
--------------------------------------------------------------------------------

All mutual funds involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. A Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Funds may invest and certain of the investment practices that the Funds may use. For more information about these and other types of securities and investment techniques that may be used by the Funds, see the Statement of Additional Information.

Many of the investment techniques and strategies discussed in this prospectus and in the Statement of Additional Information are discretionary, which means that the adviser or sub-adviser can decide whether to use them or not. The adviser or sub-adviser of a Fund may also use investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.

PRINCIPAL RISKS


INVESTMENTS IN FOREIGN SECURITIES. There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends.


Each Fund that invests in foreign securities may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, or to help protect Fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure of securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Fund.


EMERGING MARKETS INVESTMENTS. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete financial systems; environmental problems; less well developed legal systems; and less reliable custodial services and settlement practices.

INABILITY TO SELL SECURITIES -- some securities usually trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small and mid-size U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. A Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

HIGH YIELD SECURITIES. Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High yield securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield securities structured as zero-coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high yield securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high yield securities.

CORPORATE DEBT SECURITIES. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of the Funds' debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

One measure of risk for fixed income securities is duration. Duration is one of the tools used by a portfolio manager in selection of fixed income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's "interest rate risk" or "volatility." According to this measure, the longer the

62   More Information About Risks

                                                                MORE INFORMATION
                                                                     ABOUT RISKS
--------------------------------------------------------------------------------

maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.


U.S. GOVERNMENT SECURITIES. Some U.S. Government agency securities may be subject to varying degrees of credit risk, particularly those that are not backed by the full faith and credit of the United States Government. All U.S. Government securities may be subject to price declines in the securities due to changing interest rates.

CONVERTIBLE SECURITIES. The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.

OTHER INVESTMENT COMPANIES. Each Fund (except the MagnaCap, High Yield and Government Securities Income Funds) may invest up to 10% of its assets in other investment companies. When a Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

RESTRICTED AND ILLIQUID SECURITIES. Each Fund may invest in restricted and illiquid securities (except MagnaCap Fund may not invest in restricted securities). If a security is illiquid, the Fund might be unable to sell the security at a time when the adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

MORTGAGE-RELATED SECURITIES. Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Fund. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

INTERESTS IN LOANS. Certain Funds may invest in participation interests or assignments in secured variable or floating rate loans, which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to the Fund's investment. Many loans are relatively illiquid, and may be difficult to value.

DERIVATIVES. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Many of the Funds do not invest in these types of derivatives, and some do, so please check the description of the Fund's policies. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

TEMPORARY DEFENSIVE STRATEGIES. When the adviser or sub-adviser to a Fund anticipates unusual market or other conditions, the Fund may temporarily depart


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                                             More Information About Risks     63

MORE INFORMATION
ABOUT RISKS
--------------------------------------------------------------------------------


from its principal  investment  strategies as a defensive measure. To the extent
that  a  Fund  invests   defensively,   it  likely  will  not  achieve   capital
appreciation.


OTHER RISKS

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements, which involve the purchase by a Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.


LENDING PORTFOLIO SECURITIES. In order to generate additional income, each Fund may lend portfolio securities in an amount up to 33 1/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

BORROWING. Each Fund may borrow for certain types of temporary or emergency purposes subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of a Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. A reverse repurchase agreement involves the sale of a security, with an agreement to repurchase the same securities at an agreed upon price and date. Whether such a transaction produces a gain for a Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements, as leveraging techniques, may increase a Fund's yield; however, such transactions also increase a Fund's risk to capital and may result in a shareholder's loss of principal.

SHORT SALES. Each Fund (except MagnaCap Fund, LargeCap Leaders Fund, Government Securities Income Fund, and High Yield Fund) may make short sales. A "short sale" is the sale by a Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

PAIRING OFF TRANSACTIONS. A pairing-off transaction occurs when a Fund commits to purchase a security at a future date, and then the Fund "pairs-off" the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Fund will experience a loss.

PERCENTAGE AND RATING LIMITATIONS. Unless otherwise stated, the percentage limitations in this prospectus apply at the time of investment.

64   More Information About Risks

Financial
Highlights
--------------------------------------------------------------------------------


The financial highlights tables on the following pages are intended to help you understand each Fund's financial performance for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). A report of each Fund's independent auditor, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request. [Financials Highlights for MagnaCap Fund, LargeCap Leaders Fund, Research Enhanced Index Fund, Growth Opportunities Fund, MidCap Value Fund, MidCap
Opportunities Fund, Growth + Value Fund, Small Cap Opportunities Fund, International Value Fund, and Government Securities Income Fund to be added before the effecive date of this post-effective amendment.]


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                          If you have any questions, please call 1-800-992-0180.

                                                                       Financial
                                                                      Highlights

PILGRIM LARGECAP GROWTH FUND
--------------------------------------------------------------------------------

For the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by another independent auditor.


                                                          Six months
                                                            ended     Three months   Year       July 21,
                                                         December 31,    ended       ended     1997(1) to
                                                             1999        June 30,   March 31,   March 31,
                                                         (unaudited)     1999(2)      1999        1998
                                                         -----------     -------      ----        ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                $                    25.24       15.66       12.50
 Income from investment operations:
 Net investment income (loss)                        $                    (0.03)      (0.02)      (0.01)
 Net realized and unrealized gains on investments    $                     3.22        9.87        3.26
 Total from investment operations                    $                     3.19        9.85        3.25
 Less distributions from:
 Net investment income                               $                       --          --        0.01
 Net realized gains on investments                   $                       --        0.27        0.08
 Net asset value, end of period                      $                    28.43       25.24       15.66
 TOTAL RETURN(3):                                    %                    12.64       63.76       62.47

RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period ($000's)                  $                    6,044       4,908         799
 Ratios to average net assets:
 Net expenses after expense reimbursement(4)         %                     1.23        1.26        1.25
 Gross expenses prior to expense reimbursement(4)    %                     1.25        1.91       10.45
 Net investment income (loss) after expense
   reimbursement(4)                                  %                    (0.36)      (0.28)      (0.62)
 Portfolio turnover                                  %                       27         253         306


----------
(1)  The Fund commenced operations on July 21, 1997.

(2) Effective May 24, 1999, Pilgrim Investments Inc., became the Investment Manager of the Fund; concurrently, Nicholas-Applegate Capital Management was appointed as sub-advisor.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)  Annualized.

66   Pilgrim LargeCap Growth Fund

Financial
Highlights                                            PILGRIM MIDCAP GROWTH FUND
--------------------------------------------------------------------------------

For the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by other independent auditors.


                                                    Six months
                                                      ended      Three months                                   June 30,
                                                    December 31,    ended                                      1994(2) to
                                                       1999        June 30,         Year ended March 31,        March 31,
                                                    (unaudited)     1999(1)   1999     1998     1997     1996     1995
                                                    -----------     -------   ----     ----     ----     ----     ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period          $                     25.14    23.30    18.01    17.99    13.66    12.50
 Income from investment operations:
 Net investment income (loss)                  $                     (0.06)   (0.12)   (0.21)   (0.04)   (0.07)   (0.02)
 Net realized and unrealized gains on
   investments                                 $                      1.86     3.56     7.48     0.32     4.86     1.18
 Total from investment operations              $                      1.80     3.44     7.27     0.28     4.79     1.16
 Less distributions from:
 Net realized gains on investments             $                        --     1.60     1.98     0.26     0.46       --
 Net asset value, end of period                $                     26.94    25.14    23.30    18.01    17.99    13.66
 TOTAL RETURN(3):                              %                      7.16    15.77    42.00     1.39    35.37     9.28

RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)             $                    19,383   14,350   12,204   13,115    4,274    2,121
 Ratios to average net assets:
 Net expenses after expense reimbursement(4)   %                      1.24     1.23     1.22     1.25     1.23     1.24
 Gross expenses prior to expense
   reimbursement(4)                            %                      1.25     1.31     1.95     1.84     2.84     3.52
 Net investment income (loss) after expense
   reimbursement(4)                            %                     (0.95)   (0.71)   (0.97)   (0.69)   (0.57)   (0.33)
 Portfolio turnover                            %                        55      154      200      153      114       98


----------
(1) Effective May 24, 1999, Pilgrim Investments, Inc. became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor.

(2)  Commencement of offering shares.

(3) Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)  Annualized.

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                                                Pilgrim MidCap Growth Fund    67

                                                                       Financial
PILGRIM SMALLCAP GROWTH FUND                                          Highlights
--------------------------------------------------------------------------------

For the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by other independent auditors.


                                                         Six months
                                                           ended      Three months                         August 31,
                                                         December 31,    ended                             1995(2) to
                                                            1999        June 30,   Year ended March 31,    March 31,
                                                         (unaudited)     1999(1)   1999    1998     1997      1996
                                                         -----------     -------   ----    ----     ----      ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period               $                    18.56     19.27   13.19    14.16     12.50
 Income from investment operations:
 Net investment income (loss)                       $                    (0.06)    (0.15)   0.03    (0.07)    (0.03)
 Net realized and unrealized gains (loss) on
   investments                                      $                     2.69      0.22    6.16    (0.77)     1.69
 Total from investment operations                   $                     2.63      0.07    6.19    (0.84)     1.66
 Less distributions from:
 Net realized gains on investments                  $                       --      0.78    0.11     0.13        --
 Net asset value, end of period                     $                    21.19     18.56   19.27    13.19     14.16
 TOTAL RETURN(3):                                   %                    14.17      0.96   47.01    (6.03)    13.28

RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                  $                   11,013     9,107   12,508   1,013       314
 Ratios to average net assets:
 Net expenses after expense reimbursement(4)        %                     1.45      1.53    1.52     1.51      1.49
 Gross expenses prior to expense reimbursement(4)   %                     1.49      1.63    2.39    10.79     37.86
 Net investment income (loss) after expense
   reimbursement(4)                                 %                    (1.21)    (0.97)  (1.52)   (1.02)    (1.05)
 Portfolio turnover                                 %                       32        90      92      113       130


----------
(1) Effective May 24, 1999, Pilgrim Investments, Inc., became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor.

(2)  Commencement of offering shares.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)  Annualized.


68   Pilgrim SmallCap Growth Fund

Financial
Highlights                                         PILGRIM WORLDWIDE GROWTH FUND
--------------------------------------------------------------------------------

For the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by other independent auditors.


                                                         Six months
                                                           Ended     Three months                           August 31,
                                                        December 31,    ended                               1995(2) to
                                                            1999       June 30,   Year ended March 31,       March 31,
                                                        (unaudited)    1999(1)    1999    1998    1997       1996
                                                        -----------    -------    ----    ----    ----       ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period              $                    24.59     19.63   15.00   13.27      12.50
 Income from investment operations:
 Net investment income (loss)                      $                     0.01      0.22   (0.11)   0.01      (0.04)
 Net realized and unrealized gains (loss)
   on investments                                  $                     2.52      6.15    5.29    1.72       0.81
 Total from investment operations                  $                     2.53      6.37    5.18    1.73       0.77
 Less distributions from:
 Net investment income                             $                       --      0.15      --      --         --
 Net realized gains on investments                 $                       --      1.26    0.55      --         --
 Net asset value, end of period                    $                    27.12     24.59   19.63   15.00      13.27
 TOTAL RETURN(3):                                  %                    10.29     33.97   35.11   12.87       6.32

RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                 $                   14,870     7,320     645     642          1
 Ratios to average net assets:
 Net expenses after expense reimbursement(4)       %                     1.55      1.59    1.61    1.61       1.60
 Gross expenses prior to expense reimbursement(4)  %                     1.55      1.76    3.75   34.99   3,232.53
 Net investment income (loss) after expense
   reimbursement(4)                                %                     0.17      0.17   (0.47)  (0.91)     (0.50)
 Portfolio turnover                                %                       57       247     202     182        132


----------
(1) Effective May 24, 1999, Pilgrim Investments, Inc., became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor.

(2)  Commencement of offering shares.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)  Annualized.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                             Pilgrim Worldwide Growth Fund    69

                                                                       Financial
                                                                      Highlights

PILGRIM INTERNATIONAL CORE GROWTH FUND
--------------------------------------------------------------------------------

For the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by another independent auditor.

                                                        Six months
                                                           ended     Three months                     February 28,
                                                        December 31,    ended                          1997(1) to
                                                           1999        June 30,  Year ended March 31,   March 31,
                                                        (unaudited)    1999(2)     1999       1998        1997
                                                        -----------    -------     ----       ----        ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period               $                   18.36      17.43      12.75       12.50
 Income from investment operations:
 Net investment income (loss)                       $                    0.04       0.09      (0.04)         --
 Net realized and unrealized gains on investments   $                    1.23       0.97       4.72        0.25
 Total from investment operations                   $                    1.27       1.06       4.68        0.25
 Less distributions from:
 Net investment income                              $                      --       0.13         --          --
 Net realized gains on investments                  $                      --         --         --          --
 Net asset value, end of period                     $                   19.63      18.36      17.43       12.75
 TOTAL RETURN(3):                                   %                    6.92       6.11      36.63        2.00

RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                  $                   9,390      11,268     1,719           1
 Ratios to average net assets:
 Net expenses after expense reimbursement(4)        %                    1.54       1.63       1.66        0.00
 Gross expenses prior to expense reimbursement(4)   %                    1.63       1.87       3.18    2,667.07
 Net investment income (loss) after expense
   reimbursement(4)                                 %                    0.73      (0.27)     (0.47)       0.00
 Portfolio turnover                                 %                      67        214        274          76


----------
(1)  The Fund commenced operations on February 28, 1997.

(2) Effective May 24, 1999, Pilgrim Investments, Inc., became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)  Annualized.

70   Pilgrim International Core Growth Fund

Financial
Highlights                            PILGRIM INTERNATIONAL SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------

For the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by other independent auditors.

                                                         Six months
                                                            ended     Three months                            August 31,
                                                         December 31,    ended                                1995(1) to
                                                            1999        June 30,      Year ended March 31,     March 31,
                                                         (unaudited)     1999(2)    1999     1998      1997      1996
                                                         -----------     -------    ----     ----      ----      ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period               $                     22.23     19.18    14.01     13.52     12.50
 Income from investment operations:
 Net investment income (loss)                       $                     (0.03)    (0.02)    0.05     (0.06)     0.01
 Net realized and unrealized gains on investments   $                      2.96      3.36     5.12      2.01      1.01
 Total from investment operations                   $                      2.93      3.34     5.17      1.95      1.02
 Less distributions from:
 Net investment income                              $                        --      0.09       --        --        --
 Net realized gains on investments                  $                        --      0.20       --      1.46        --
 Net asset value, end of period                     $                     25.16     22.23    19.18     14.01     13.52
 TOTAL RETURN(3):                                   %                     13.18     17.61    36.90     15.03      8.16

RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                  $                    42,881    32,819    8,810        42        19
 Ratios to average net assets:
 Net expenses after expense reimbursement(4)        %                      1.65      1.65     1.66      1.66      1.65
 Gross expenses prior to expense reimbursement(4)   %                      1.67      1.80     6.15    151.33    531.72
 Net investment income (loss) after expense
   reimbursement(4)                                 %                     (0.50)    (0.50)   (0.43)    (0.64)     0.33
 Portfolio turnover                                 %                        44       146      198       206       141


----------
(1)  Commencement of offering shares.

(2) Effective May 24, 1999, Pilgrim Investments, Inc., became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)  Annualized.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                Pilgrim International SmallCap Growth Fund    71

                                                                       Financial
PILGRIM EMERGING COUNTRIES FUND                                       Highlights
--------------------------------------------------------------------------------

For the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by other independent auditors.

                                                    Six months
                                                       ended    Three months                            August 31,
                                                     Dec. 31,      ended                                1995(1) to
                                                       1999       June 30,      Year Ended March 31,     March 31,
                                                   (unaudited)    1999(2)     1999      1998     1997      1996
                                                   -----------    -------     ----      ----     ----      ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period           $                  13.79      17.76     16.47    13.18     12.50
 Income from investment operations:
 Net investment income (loss)                   $                  (0.04)     (0.01)     0.07    (0.04)     0.01
 Net realized and unrealized gains (loss)
   on investments                               $                   3.45      (3.78)     1.33     3.37      0.67
 Total from investment operations               $                   3.41      (3.79)     1.40     3.33      0.68
 Less distributions from:
 Net investment income                          $                     --       0.18        --       --        --
 Net realized gains on investments              $                     --         --      0.11     0.04        --
 Net asset value, end of                        $                  17.20      13.79     17.76    16.47     13.18
 TOTAL RETURN(3):                               %                  24.73     (21.42)     8.60    25.29      5.44

RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)              $                 79,130     53,125    46,711    8,660       350
 Ratio to average net assets:
 Net expenses after expense reimbursement(4)    %                   1.90       1.94      1.91     1.91      1.90
 Gross expenses prior to expense
   reimbursement(4)                             %                   2.43       2.23      2.43     4.20     44.24
 Net investment income (loss) after expense
   reimbursement(4)                             %                  (1.07)     (0.01)     1.06    (0.87)     0.47
 Portfolio turnover                             %                     67        213       243      176       118


----------
(1)  Commencement of offering shares.

(2) Effective May 24, 1999, Pilgrim Investments, Inc., became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)  Annualized.

72   Pilgrim Emerging Countries Fund

Financial
Highlights                                         PILGRIM STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

For the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by another independent auditor.


                                                           Six months
                                                             ended      Three months    July 27
                                                            Dec. 31,       ended       1998(1) to
                                                              1999        June 30,      March 31,
                                                           (unaudited)     1999(2)        1999
                                                           -----------     -------        ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                 $                     12.26         12.43
 Income from investment operations:
 Net investment income                                $                      0.25          0.48
 Net realized and unrealized (loss) on investments    $                     (0.38)        (0.04)
 Total from investment operations                     $                     (0.13)         0.44
 Less distributions from:
 Net investment income                                $                      0.14          0.50
 Net realized gains on investments                    $                        --          0.11
 Net asset value, end of period                       $                     11.99         12.26
 TOTAL RETURN(3):                                     %                      1.16          5.78

RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                    $                       171           314
 Ratios to average net assets:
 Net expenses after expense reimbursement(4)          %                      0.71          0.69
 Gross expenses prior to expense reimbursement(4)     %                      1.37          1.74
 Net investment income (loss) after expense
   reimbursement(4)                                   %                      6.07          6.03
 Portfolio turnover                                   %                        69           274


----------
(1)  The Fund commenced operations on July 27, 1998.

(2) Effective May 24, 1999, Pilgrim Investments, Inc., became the Investment Manager of the Fund.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)  Annualized.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                            Pilgrim Strategic Income Fund     73

                                                                       Financial
PILGRIM HIGH YIELD FUND                                               Highlights
--------------------------------------------------------------------------------

For the period ending June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors.

                                                    Six months
                                                      ended        From June 17
                                                   December 31,        thru
                                                      1999           June 30,
                                                   (unaudited)        1999(1)
                                                   -----------        -------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period          $                       5.91
 Income (loss) from investment operations:
 Net investment income                         $                       0.02
 Net realized and unrealized gain (loss) on
   investments                                 $                         --
 Total from investment operation               $                       0.02
 Less distributions from:
 Net investment income                         $                         --
 Realized capital gains                        $                         --
 Total distributions                           $                         --
 Net asset value, end of period                $                       5.93
 TOTAL RETURN(2):                              %                       0.34

RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)             $                         --
 Ratios to average net assets:
 Gross expenses prior to expense
   reimbursement(3)                            %                         --
 Net expenses after expense reimbursement(3)   %                         --
 Net investment income (loss) after expense
   reimbursement(3)                            %                         --
 Portfolio turnover rate                       %                        184


----------
(1)  Commencement of offering shares.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return information for less than one year is not annualized.

(3)  Annualized.

74   Pilgrim High Yield Fund

Financial
Highlights                                            PILGRIM HIGH YIELD FUND II
--------------------------------------------------------------------------------

For the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by another independent auditor.


                                                          Six months
                                                            ended      Three months   Year       March 27,
                                                         December 31,     ended       ended     1998(1) to
                                                            1999         June 30,    March 31,   March 31,
                                                         (unaudited)      1999(2)      1999        1998
                                                         -----------      -------      ----        ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period               $                      11.68       12.72       12.70
 Income from investment operations:
 Net investment income (loss)                       $                       0.30        1.16        0.01
 Net realized and unrealized gains (loss) on
   securities and foreign currency                  $                      (0.11)      (1.01)       0.01
 Total from investment operations                   $                       0.19        0.15        0.02
 Less distributions from:
 Net investment income                              $                       0.28        1.19          --
 Net asset value, end of period                     $                      11.59       11.68       12.72
 TOTAL RETURN(3):                                   %                       1.63        1.40        0.16

RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                  $                      3,229       6,502         567
 Ratios to average net assets:
 Net expenses after expense reimbursement(4)        %                       0.90        0.87        0.97
 Gross expenses prior to expense reimbursement(4)   %                       1.17        1.28        0.97
 Net investment income (loss) after expense
   reimbursement(4)                                 %                       9.88       10.01        7.53
 Portfolio turnover                                 %                         44         242         484

----------
(1)  The Fund commenced operations on March 27, 1998.

(2) Effective May 24, 1999, Pilgrim Investments, Inc., became the Investment Manager of the Fund.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)  Annualized.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.


                                               Pilgrim High Yield Fund II     75

                                                                       Financial
PILGRIM BALANCED FUND                                                 Highlights
--------------------------------------------------------------------------------

For the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by other independent auditors.


                                                         Six months
                                                            ended      Three months                          August 31,
                                                         December 31,     ended                              1995(1) to
                                                            1999         June 30,     Year ended March 31,    March 31,
                                                         (unaudited)      1999(2)     1999    1998     1997     1996
                                                         -----------      -------     ----    ----     ----     ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period               $                      18.85     18.48   13.42    12.69     12.50
 Income from investment operations:
 Net investment income                              $                       0.11      0.44    0.30     0.24      0.15
 Net realized and unrealized gains on investments   $                       0.16      2.50    5.07     0.73      0.19
 Total from investment operations                   $                       0.27      2.94    5.37     0.97      0.34
 Less distributions from:
 Net investment income                              $                       0.08      0.50    0.31     0.24      0.15
 Net realized gains on investments                  $                         --      2.07      --       --        --
 Net asset value, end of period                     $                      19.04     18.85   18.48    13.42     12.69
 TOTAL RETURN(3):                                   %                       1.44     17.49   40.21     7.60      2.77

RATIO/SUPPLEMENTAL DATA:
 Net assets, end of period (in thousands)           $                        190       176     166       73         1
 Ratio to average net assets:
 Net expenses after expense reimbursement(4)        %                       1.25      1.25    1.26     1.26      1.25
 Gross expenses prior to expense reimbursement(4)   %                       1.51      1.63   11.28   126.75  3,094.48
 Net investment income (loss) after expense
   reimbursement(4)                                 %                       2.30      2.41    4.09     2.15      2.16
 Portfolio turnover                                 %                         63       165     260      213       197


----------
(1)  Commencement of offering of shares.

(2) Effective May 24, 1999, Pilgrim Investments, Inc., became the Investment Manager of the Fund.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)  Annualized.

76   Pilgrim Balanced Fund

Financial
Highlights                                              PILGRIM CONVERTIBLE FUND
--------------------------------------------------------------------------------

For the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by other independent auditors.


                                                        Six months
                                                           ended     Three months                        August 31,
                                                        December 31,    ended                            1995(2) to
                                                           1999        June 30,    Year ended March 31,   March 31,
                                                        (unaudited)     1999(1)    1999    1998    1997     1996
                                                        -----------     -------    ----    ----    ----     ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period               $                    21.22     18.47   15.19   13.72    12.50
 Income from investment operations:
 Net investment income (loss)                       $                     0.09      0.43    0.48    0.42     0.17
 Net realized and unrealized gains (loss) on
   investments                                      $                     1.31      3.09    4.19    1.50     1.22
 Total from investment operations                   $                     1.40      3.52    4.67    1.92     1.39
 Less distributions from:
 Net investment income                              $                     0.11      0.46    0.48    0.42     0.17
 Net realized gains on investments                  $                       --      0.31    0.91    0.03       --
 Net asset value, end of period                     $                    22.51     21.22   18.47   15.19    13.72
 TOTAL RETURN(3):                                   %                     6.62     19.66   31.54   14.13    11.13

RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (in thousands)           $                   17,537     8,741   7,080   4,599    1,085
 Ratio to average net assets:
 Net expenses after expense reimbursement(4)        %                     1.23      1.23    1.22    1.25     1.25
 Gross expenses prior to expense reimbursement(4)   %                     1.23      1.35    2.35    2.90     9.21
 Net investment income (loss) after expense
   reimbursement(4)                                 %                     2.04      2.37    5.99    3.29     3.59
 Portfolio turnover                                 %                       28       138     160     167      145


----------
(1) Effective May 24, 1999, Pilgrim Investments, Inc., became the Investment Manager of the Fund.

(2)  Commencement of offering shares.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)  Annualized.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                 Pilgrim Convertible Fund     77

WHERE TO GO FOR MORE INFORMATION


You'll find more information about the Pilgrim Funds in our:


ANNUAL/SEMIANNUAL REPORTS

Includes a discussion of recent market conditions and investment strategies that significantly affected performance, the financial statements and the auditor's reports (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more detailed information about the Pilgrim Funds. The SAI is legally part of this prospectus (it is incorporated by reference). A copy has been filed with the Securities and Exchange Commission (SEC).

Please write or call for a free copy of the current Annual/semiannual reports, the SAI or other fund information, or to make shareholder inquiries:

The Pilgrim Funds
40 North Central Avenue, Suite 1200
Phoenix, AZ 85004

1-800-992-0180


Or visit our website at www.pilgrimfunds.com


This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public Reference Room in Washington, D.C. or call 202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's Internet website at http://www.sec.gov.


When contacting the SEC, you will want to refer to the Fund's SEC file number. The file numbers are as follows:

Pilgrim Growth Opportunities Fund                 811-4431
Pilgrim Equity Trust                              811-8817
Pilgrim Mayflower Trust                           811-7978
Pilgrim SmallCap Opportunities Fund               811-4434
Pilgrim Advisory Funds, Inc.                      811-9040
Pilgrim Government Securities Income Fund, Inc.   811-4031
Pilgrim Investment Funds, Inc.                    811-1939
Pilgrim Mutual Funds                              811-7428

                                                 Prospectus
QPROS0100-010400                                May 1, 2000

                         GRAPHICS DESCRIPTION APPENDIX


There are four icon sized graphics used throughout the prospectuses as follows:


1. In the sections describing the Objective of the Funds, the graphic icon is that of a dart in the bullseye of a target.

2. In the sections describing the Investment Strategy of the Funds, the graphic icon is that of a compass pointing due north.

3. In the sections describing the Risks of the Funds, the graphic icon is that of an old fashioned scale tilting heavy on the left side.

4. In the sections describing the Performance history of the Funds, the graphic icon is that of a stack of US currency bills.

5. On the bottom footer of every odd numbered page (right hand page), the graphic icon is that of a telephone by the 800 number of the fund to call for information.

                       STATEMENT OF ADDITIONAL INFORMATION
                       40 North Central Avenue, Suite 1200
                             Phoenix, Arizona 85004
                                 (800) 992-0180


                                   May 1, 2000


                          PILGRIM ADVISORY FUNDS, INC.
                        Pilgrim Asia-Pacific Equity Fund
                            Pilgrim MidCap Value Fund
                          Pilgrim LargeCap Leaders Fund

                         PILGRIM INVESTMENT FUNDS, INC.
                              Pilgrim MagnaCap Fund
                             Pilgrim High Yield Fund

                       PILGRIM BANK AND THRIFT FUND, INC.
                          Pilgrim Bank and Thrift Fund

                 PILGRIM GOVERNMENT SECURITIES INCOME FUND, INC.
                    Pilgrim Government Securities Income Fund

                              PILGRIM MUTUAL FUNDS
                     Pilgrim International Core Growth Fund
                          Pilgrim Worldwide Growth Fund
                   Pilgrim International SmallCap Growth Fund
                         Pilgrim Emerging Countries Fund
                          Pilgrim LargeCap Growth Fund
                           Pilgrim MidCap Growth Fund
                          Pilgrim SmallCap Growth Fund
                            Pilgrim Convertible Fund
                              Pilgrim Balanced Fund
                           Pilgrim High Yield Fund II
                          Pilgrim Strategic Income Fund
                            Pilgrim Money Market Fund

                       PILGRIM SMALLCAP OPPORTUNITIES FUND
                       Pilgrim SmallCap Opportunities Fund

                        PILGRIM GROWTH OPPORTUNITIES FUND
                        Pilgrim Growth Opportunities Fund

                              PILGRIM EQUITY TRUST
                        Pilgrim MidCap Opportunities Fund


                             PILGRIM MAYFLOWER TRUST
                       Pilgrim Emerging Markets Value Fund
                           Pilgrim Growth + Value Fund
                         Pilgrim High Total Return Fund
                        Pilgrim High Total Return Fund II
                        Pilgrim International Value Fund
                      Pilgrim Research Enhanced Index Fund

     This Statement of Additional Information ("SAI") relates to each series (each a "Fund" and collectively the "Funds") of each Registrant (each a "Company") listed above. A Prospectus for the Funds, dated May 1, 2000, which provides the basic information you should know before investing in the Funds, may be obtained without charge from the Funds or the Funds' Principal Underwriter, Pilgrim Securities, Inc. ("Pilgrim Securities" or the "Distributor"), at the address listed above. This Statement of Additional Information is not a prospectus and it should be read in conjunction with the Prospectus, dated May 1, 2000, which has been filed with the Securities and Exchange Commission ("SEC"). In addition, the financial statements from the Funds' Annual Report dated December 31, 1999 (Equity Trust, SmallCap Opportunities Fund, and Growth Opportunities Fund the Annual Report dated October 31, 1999 (Mayflower Trust) and the Annual Report dated June 30, 1999 and Semi-Annual Report dated December 31, 1999 (Bank and Thrift Fund, Advisory Funds, Investment Funds, Pilgrim Mutual Funds, and Government Securities Income
Fund) are incorporated herein by reference. Copies of the Funds' Prospectus and Annual or Semi-Annual Report may be obtained without charge by contacting Pilgrim Funds at the address and phone number written above.

                                TABLE OF CONTENTS



ORGANIZATION OF THE REGISTRANTS................................................1

MANAGEMENT OF THE FUNDS........................................................5

INVESTMENT MANAGER FEES.......................................................20

EXPENSE LIMITATION AGREEMENTS.................................................28

RULE 12B-1 PLANS..............................................................31

SUPPLEMENTAL DESCRIPTION OF INVESTMENTS.......................................40


INVESTMENT RESTRICTIONS.......................................................86


PORTFOLIO TRANSACTIONS.......................................................107

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...............................111

DETERMINATION OF SHARE PRICE.................................................118

SHAREHOLDER INFORMATION......................................................119

SHAREHOLDER SERVICES AND PRIVILEGES..........................................120

DISTRIBUTIONS................................................................122

TAX CONSIDERATIONS...........................................................123

CALCULATION OF PERFORMANCE DATA..............................................129

GENERAL INFORMATION..........................................................137

FINANCIAL STATEMENTS.........................................................139

                         ORGANIZATION OF THE REGISTRANTS

PILGRIM ADVISORY FUNDS

     Pilgrim Advisory Funds, Inc. ("Advisory Funds") is a Maryland corporation registered as an open-end, diversified management investment company. Advisory Funds was organized in April 1985. The Company currently consists of three separate diversified investment funds, Pilgrim Asia-Pacific Equity Fund ("Asia-Pacific Equity Fund"), Pilgrim MidCap Value Fund ("MidCap Value Fund") and Pilgrim LargeCap Leaders Fund ("LargeCap Leaders Fund"), each with its own investment objective and policies.

     On November 16, 1998, the name of Pilgrim Advisory Funds, Inc. was changed from "Pilgrim America Masters Series, Inc.," and the names of the Funds were changed from "Pilgrim America Masters Asia-Pacific Equity Fund," "Pilgrim America Masters MidCap Value Fund," and "Pilgrim America Masters LargeCap Value Fund."


     The Directors have approved an Agreement and Plan of Reorganization for MidCap Value Fund that, if approved by shareholders of MidCap Value Fund, will result in the reorganization of Pilgrim MidCap Value Fund into the Pilgrim MagnaCap Fund series of Pilgrim Investment Funds, Inc. If the Agreement and Plan of Reorganization is approved by shareholders, the Reorganization is expected to occur in the summer of 2000.


PILGRIM INVESTMENT FUNDS

     Pilgrim Investment Funds, Inc. ("Pilgrim Investment Funds") is a Maryland corporation registered as an open-end, diversified management investment company. Pilgrim Investment Funds was organized in July 1969. The Company currently consists of two separate diversified investment funds: Pilgrim MagnaCap Fund ("MagnaCap Fund") and Pilgrim High Yield Fund ("High Yield Fund").

     On August 18, 1989, shareholders of the High Yield Fund approved a proposal to reorganize the High Yield Fund from a New York common law trust to a series of Pilgrim High Yield Trust, a Massachusetts business trust. Effective January 18, 1990, Pilgrim High Yield Trust changed its name to Pilgrim Strategic Investment Series ("PSIS") and the High Yield Fund became a series of PSIS. Subsequently, on April 4, 1995, shareholders approved a proposal to reorganize High Yield Fund from a series of PSIS to a series of the Company, a Maryland corporation, in connection with the sale by the former Pilgrim Management Corporation of its name and its books and records related to the Fund to a subsidiary of Pilgrim America Capital Corporation (formerly Express America Holdings Corporation). This reorganization, while having no ramifications with respect to the investment objectives, policies, or restrictions of the High Yield Fund, did result in a change of manager and distributor.

     On July 14, 1995, Pilgrim Investments Funds' name was changed from "Pilgrim Investment Funds, Inc." to "Pilgrim America Investment Funds, Inc.," MagnaCap Fund's name was changed from "Pilgrim MagnaCap Fund" to "Pilgrim America MagnaCap Fund," and High Yield Fund's name was changed from "Pilgrim High Yield Fund" to "Pilgrim America High Yield Fund." On November 16, 1998, the name of the Pilgrim Investments Funds became "Pilgrim Investment Funds, Inc.," the name of MagnaCap Fund became "Pilgrim MagnaCap Fund," and the name of High Yield Fund became "Pilgrim High Yield Fund."


     The Directors have approved an Agreement and Plan of Reorganization for High Yield Fund that, if approved by shareholders of the Pilgrim Strategic Income Fund series of Pilgrim Mutual Funds, will result in the reorganization of Pilgrim Strategic Income Fund into the Pilgrim High Yield Fund. If the Agreement and Plan of Reorganization is approved by shareholders, the Reorganization is expected to occur in the summer of 2000.

     The Directors have approved an Agreement and Plan of Reorganization for MagnaCap Fund that, if approved by shareholders of MidCap Value Fund, will result in the reorganization of MidCap Value Fund into MagnaCap Fund. If the Agreement and Plan of Reorganization is approved by shareholders, the Reorganization is expected to occur in the summer of 2000.


PILGRIM MUTUAL FUNDS

     Pilgrim Mutual Funds is a Delaware business trust registered as an open-end, diversified management investment company. Pilgrim Mutual Funds was organized in 1992. Prior to a reorganization of the Trust, which became effective on July 24, 1998 (the "Reorganization"), the Trust offered shares in a number of separate diversified portfolios, each of which invested all of its assets in a corresponding master fund of Nicholas-Applegate Investment Trust
(the "Master Trust"). The Reorganization eliminated this two-tiered "master-feeder" structure.

     On  March   15,   1999,   the  name  of  the   Trust   was   changed   from
"Nicholas-Applegate Mutual Funds," and the name of each Fund (except the Money Market Fund, which is a new fund) was changed as follows:

OLD NAME                                                 NEW NAME
--------                                                 --------
Nicholas-Applegate International Core Growth Fund        Pilgrim International Core Growth Fund
Nicholas-Applegate Worldwide Growth Fund                 Pilgrim Worldwide Growth Fund
Nicholas-Applegate International Small Cap Growth Fund   Pilgrim International SmallCap Growth Fund
Nicholas-Applegate Emerging Countries Fund               Pilgrim Emerging Countries Fund
Nicholas-Applegate Large Cap Growth Fund                 Pilgrim Large Cap Growth Fund
Nicholas-Applegate Mid Cap Growth Fund                   Pilgrim MidCap Growth Fund
Nicholas-Applegate Small Cap Growth Fund                 Pilgrim SmallCap Growth Fund
Nicholas-Applegate Convertible Fund                      Pilgrim Convertible Fund
Nicholas-Applegate Balanced Growth Fund                  Pilgrim Balanced Fund
Nicholas-Applegate High Yield Bond Fund                  Pilgrim High Yield Fund II
Nicholas-Applegate High Quality Bond Fund                Pilgrim High Quality Bond Fund

     On May 24, 1999, the names of the following Funds were changed as follows:

OLD NAME                                                 NEW NAME
--------                                                 --------
Pilgrim International Small Cap Growth Fund              Pilgrim International SmallCap Growth Fund
Pilgrim Large Cap Growth Fund                            Pilgrim LargeCap Growth Fund
Pilgrim Mid Cap Growth Fund                              Pilgrim MidCap Growth Fund
Pilgrim Small Cap Growth Fund                            Pilgrim SmallCap Growth Fund
Pilgrim High Quality Bond Fund                           Pilgrim Strategic Income Fund

     The Trustees have approved an Agreement and Plan of Reorganization for Strategic Income Fund that, if approved by shareholders of Strategic Income Fund, will result in the reorganization of Strategic Income Fund into the High Yield Fund. If the Agreement and Plan of Reorganization is approved by shareholders, the Reorganization is expected to occur in the summer of 2000.

PILGRIM BANK AND THRIFT FUND

     Pilgrim Bank and Thrift Fund, Inc. ("Bank and Thrift Fund") is a Maryland corporation registered as an open-end, diversified management investment company. The Bank and Thrift Fund was organized in November 1985 and changed its name from "Pilgrim Regional BankShares, Inc." to "Pilgrim America Bank and Thrift Fund, Inc." in April, 1996. The Fund operated as a closed-end fund prior to October 17, 1997. On October 16, 1997, shareholders approved open-ending the Fund, and since October 17, 1997, the Fund has operated as an open-end fund. On November 16, 1998, the name of the Fund became "Pilgrim Bank and Thrift Fund."

PILGRIM GOVERNMENT SECURITIES INCOME FUND

     Pilgrim Government Securities Income Fund, Inc. ("Government Securities Income Fund") is a California corporation registered as an open-end, diversified management investment company. The Government Securities Income Fund was organized in May 1984.


PILGRIM SMALLCAP OPPORTUNITIES FUND

     Pilgrim SmallCap Opportunities Fund ("SmallCap Opportunities Fund") is a Massachusetts business trust registered as an open-end, diversified management investment company. SmallCap Opportunities Fund was organized in 1986. On
November 1, 1999, the name of SmallCap Opportunities Fund was changed from "Northstar Special Fund" (formerly Advantage Special Fund).

PILGRIM GROWTH OPPORTUNITIES FUND

     Pilgrim Growth Opportunities Fund ("Growth Opportunities Fund") is a Massachusetts business trust registered as an open-end, diversified management investment company. Growth Opportunities Fund was organized in 1986. On November 1, 1999, the name of Growth Opportunities Fund was changed from "Northstar Growth Fund" (formerly Advantage Growth Fund).

PILGRIM EQUITY TRUST

     Pilgrim Equity Trust ("Equity Trust") is a Massachusetts business trust registered as an open-end, diversified management investment company. Equity Trust was organized in June of 1998. The Company currently consists of one separate diversified investment fund, Pilgrim MidCap Opportunities Fund ("MidCap Opportunities Fund"). On November 1, 1999, the name of Equity Trust was changed from the "Northstar Equity Trust", and MidCap Opportunities Fund was changed from "Northstar Mid-Cap Growth Fund."

PILGRIM MAYFLOWER TRUST


     Pilgrim Mayflower Trust ("Mayflower Trust") is a Massachusetts business trust registered as an open-end, management investment company. The Mayflower Trust and one of its series, Pilgrim High Total Return Fund ("High Total Return Fund"), were organized in 1993. Pilgrim Growth + Value Fund ("Growth + Value
Fund) and Pilgrim High Total Return Fund II ("High Total Return Fund II") were organized in 1996. Pilgrim International Value Fund ("International Value Fund") commenced operations on March 6, 1995 as the Brandes International Fund, a series of Brandes Investment Trust. It was reorganized on April 21, 1997 as the International Value Fund, a series of Mayflower Trust. Pilgrim Emerging Markets Value Fund ("Emerging Markets Value Fund") and Pilgrim Research Enhanced Index Fund ("Research Enhanced Index Fund"), each a series of Mayflower Trust, were organized 1998.

     On November 1, 1999, the name of Mayflower Trust was changed from "Northstar Trust" (formerly Northstar Advantage Trust). On the same date, the following funds changed their names as follows:


OLD NAME                                      NEW NAME
--------                                      --------
Northstar Emerging Markets Value Fund         Pilgrim Emerging Markets Value Fund
Northstar Growth + Value Fund                 Pilgrim Growth + Value Fund
Northstar High Total Return Fund (formerly
Northstar Advantage High Total Return Fund)   Pilgrim High Total Return Fund
Northstar High Total Return Fund II           Pilgrim High Total Return Fund II
Northstar International Value Fund            Pilgrim International Value Fund
Northstar Research Enhanced Index Fund        Pilgrim Research Enhanced Index Fund




                             MANAGEMENT OF THE FUNDS

BOARD OF DIRECTORS/TRUSTEES

     Each Company is managed by its Directors/Trustees ("Board of Directors" and "Board of Trustees" are used interchangeably in this SAI). The Directors and Officers of the Companies are listed below. An asterisk (*) has been placed next to the name of each Director who is an "interested person," as that term is defined in the 1940 Act, by virtue of that person's affiliation with the Companies, or the Companies' Investment Managers ("Pilgrim Investments" and "Pilgrim Advisors" or the "Investment Manager(s)"). Unless otherwise noted, the mailing address of the Directors/Trustees and officers is 40 North Central Avenue, Suite 1200, Phoenix, Arizona 85004. The Board of Directors/Trustees
governs each Fund and is responsible for protecting the interests of shareholders. The Directors/Trustees are experienced executives who oversee the Funds' activities, review contractual arrangements with companies that provide services to each Fund, and review each Fund's performance.


     Set forth below is information regarding the Directors/Trustees of the Funds. (Ms. Baldwin, Mr. Burton, Mr. Patton, and Mr. Stallings are not Trustees of the Mayflower Trust, but rather they serve as a member of its Advisory Board. Ms. Baldwin is not a Trustee of the SmallCap Opportunities and Growth Opportunities Funds, but rather she serves as a member of their Advisory Boards.)


     MARY A. BALDWIN, PH.D. (Age 60) Director. Realtor, Coldwell Banker Success Realty (formerly, The Prudential Arizona Realty) for more than the last five years. Ms. Baldwin is also Vice President, United States Olympic Committee (November 1996 - Present), and formerly Treasurer, United States Olympic Committee (November 1992 - November 1996). Ms. Baldwin is also a Director, Trustee, or a member of the Advisory Board of each of the Funds managed by the Investment Managers.

     AL BURTON. (Age 71) Director. President of Al Burton Productions for more than the last five years; formerly Vice President, First Run Syndication, Castle Rock Entertainment (July 1992 - November 1994). Mr. Burton is also a Director, Trustee, or a member of the Advisory Board of each of the Funds managed by the Investment Managers.

     PAUL S. DOHERTY. (Age 65) Director. President, of Doherty, Wallace, Pillsbury and Murphy, P.C., Attorneys. Mr. Doherty is a Director of Tambrands, Inc. Mr. Doherty is also a Director and/or Trustee of each of the Funds managed by the Investment Managers.

     ROBERT B. GOODE. (Age 69) Director. Currently retired. Mr. Goode was formerly Chairman of The First Reinsurance Company of Hartford (1990-1991) and President and Director of American Skandis Life Assurance Company (1987-1989). Mr. Goode is also a Director and/or Trustee of each of the Funds managed by the Investment Managers.

     ALAN L. GOSULE. (Age 58) Director. Partner, Rogers & Wells (since 1991). Mr. Gosule is a Director of F.L. Putnam Investment Management Co., Inc. Mr. Gosule is also a Director and/or Trustee of each of the Funds managed by the Investment Managers.

     *MARK LIPSON. (Age 50) Director. Chairman and Director of Pilgrim Advisors, Inc., and Director of Pilgrim Funding, Inc. Mr. Lipson was formerly Chairman of Pilgrim Holdings Corporation and Northstar Distributors, Inc.; Director of Northstar Administrators Corporation; President of Pilgrim Funding, Inc.; Director, President and Chief Executive Officer of National Securities & Research Corporation; and Director/Trustee and President of the National Affiliated Investment Companies and certain of National's subsidiaries (prior to August 1993). Mr. Lipson is also a Director and/or Trustee of each of the Funds managed by the Investment Managers.

     WALTER H. MAY. (Age 63) Director. Retired. Mr. May was formerly a Senior Executive for Piper Jaffray, Inc. Mr. May is also a Director and/or Trustee of each of the Funds managed by the Investment Managers.

     JOCK PATTON. (Age 54) Director. Private Investor. Director of Hypercom Corporation (since January 1999), Stuart Entertainment, Inc. (since January
     1999), and JDA Software Group, Inc. (since January 1999). Mr. Patton was formerly Director of Artisoft, Inc. (August 1994 - July 1998); President and Co-owner of StockVal, Inc. (April 1993 - June 1997) and a Partner and Director of the law firm of Streich, Lang, P.A. (1972 - 1993). Mr. Patton is also a Director, Trustee, or a member of the Advisory Board of each of the Funds managed by the Investment Managers.

     DAVID W.C. PUTNAM. (Age 60) Director. President, Clerk and Director of F.L. Putnam Securities Company, Inc., F.L. Putnam Investment Management Company, Inc., Trust Realty Corp. and Bow Ridge Mining Co. Mr. Putnam is Director of Anchor Investment Management Corporation and President and Director/Trustee of Anchor Capital Accumulation Trust, Anchor International Bond Trust, Anchor Gold and Currency Trust, Anchor Resources and Commodities Trust and Anchor Strategic Assets Trust. Mr. Putnam is also a Director and/or Trustee of each of the Funds managed by the Investment Managers.

     JOHN R. SMITH. (Age 76) Director. President of New England Fiduciary Company (since 1991). Mr. Smith is Chairman of Massachusetts Educational Financing Authority (since 1987), Vice Chairman of Massachusetts Health and Education Authority and formerly Financial Vice President of Boston College (1970-1991). Mr. Smith is also a Director and/or Trustee of each of the Funds managed by the Investment Managers.

     *ROBERT W. STALLINGS. (Age 50) Director. Chief Executive Officer and President. Chairman, Chief Executive Officer and President of Pilgrim Group, Inc. ("Pilgrim Group") (since December 1994); Chairman, Pilgrim Investments, Inc. (since December 1994); Chairman, Pilgrim Securities, Inc. ("Pilgrim Securities") (since December 1994); President and Chief Executive Officer of Pilgrim Funding, Inc. (since November 1999); and Chairman, President and Chief Executive Officer of Pilgrim Holdings Corporation (Pilgrim Capital Corporation merged into this subsidiary October 29, 1999)

     (since August 1991). Mr. Stallings is also a Director, Trustee, or a member of the Advisory Board of each of the Funds managed by the Investment Managers.

     *JOHN G. TURNER. (Age 60) Chairman. Chairman and Chief Executive Officer of Relia Star Financial Corp. and Relia Star Life Insurance Co. (since 1993); Chairman of ReliaStar United Services Life Insurance Company and ReliaStar Life Insurance Company of New York (since 1995); Chairman of Northern Life Insurance Company (since 1992); Director of Northstar Investment Management Corporation and affiliates (since October 1993); Chairman and Director/Trustee of the Northstar affiliated investment companies (since October 1993). Mr. Turner was formerly President of ReliaStar Financial Corp. and ReliaStar Life Insurance Co. (1989-1991) and President and Chief Operating Officer of ReliaStar Life Insurance Company (1986-1991). Mr. Turner is also Chairman of each of the Funds managed by the Investment Managers.

     DAVID W. WALLACE. (Age 75) Director. Chairman of Putnam Trust Company and FECO Engineered Systems, Inc. Mr. Wallace is President and Director/Trustee of the Robert R. Young Foundation, Governor of the New York Hospital and Director of UMC Electronics and Zurn Industries, Inc. Mr. Wallace was formerly Chairman of Lone Star Industries, Chairman and Chief Executive Officer of Todd Shipyards, Bangor Punta Corporation, and National Securities & Research Corporation. Mr. Wallace is also a Director and/or Trustee of each of the Funds managed by the Investment Managers.

     Each Fund pays each Director who is not an interested person a pro rata share, as described below, of (i) an annual retainer of $20,000; (ii) $5,000 per quarterly Board meeting; (iii) $500 per committee meeting; (iv) $500 per special or telephonic meeting; and (v) out-of-pocket expenses. The pro rata share paid by each Fund is based on the Funds' average net assets as a percentage of the average net assets of all the funds managed by the Investment Manager for which the Directors serve in common as Directors (and, in the case of Mary A. Baldwin, Al Burton, Jock Patton, and Robert W. Stallings, Funds for which they serve as a member of the Advisory Board).

COMPENSATION OF DIRECTORS


     The following tables set forth information regarding compensation of Directors by each Company and other funds managed by the Investment Manager for the fiscal year ended June 30, 1999, October 31, 1999, or December 31, 1999, as applicable. Officers of the Companies and Directors who are interested persons of the Companies do not receive any compensation from the Fund or any other funds managed by the Investment Manager. In the column headed "Total Compensation From Registrant and Fund Complex Paid to Directors," the number in parentheses indicates the total number of boards in the fund complex on which the Director served during that fiscal year.

                               COMPENSATION TABLE*

                         AGGREGATE       AGGREGATE       AGGREGATE                        AGGREGATE       AGGREGATE
                       COMPENSATION    COMPENSATION     COMPENSATION      AGGREGATE      COMPENSATION   COMPENSATION
                       FROM PILGRIM    FROM SMALLCAP    FROM GROWTH     COMPENSATION         FROM           FROM
      NAME OF             MUTUAL       OPPORTUNITIES   OPPORTUNITIES     FROM EQUITY      MAYFLOWER       ADVISORY
  PERSON, POSITION      FUNDS(1)(5)     FUND(2)(6)       FUND(2)(6)      TRUST(2)(6)    TRUST(4)(3)(6)    FUNDS(1)
  ----------------      -----------     ----------       ----------      -----------    --------------    --------
Dann V. Angeloff(7)       $25,000           N/A             N/A              N/A             N/A             N/A
Former Director

Fred C. Applegate(7)      $22,000           N/A             N/A              N/A             N/A             N/A
Former Director

Walter E. Auch(8)         $20,476           N/A             N/A              N/A             N/A             $89
Former Director/
Advisory Officer

Mary A. Baldwin(9)(10)    $1,476          $______         $______          $______           N/A           $1,248
Director

John P. Burke             $1,476            N/A             N/A              N/A             N/A           $1,248
Former Director
(9)(11)

Al Burton(9)(10)          $1,476          $______         $______          $______           N/A           $1,248
Director

Theodore J. Coburn(7)     $24,000           N/A             N/A              N/A             N/A             N/A
Former Director

Darlene Deremer(7)        $21,000           N/A             N/A              N/A             N/A             N/A
Former Director

Paul S. Doherty (9)         N/A           $______         $______          $______          $8,086           N/A
(12) Director

Bruce S. Foerster           N/A             N/A             N/A              N/A             N/A            $600
Former Director (13)

Robert B. Goode, Jr         N/A           $______         $______          $______          $7,817           N/A
Director (9)(12)

Alan S. Gosule (9)(12)      N/A           $______         $______          $______          $6,731           N/A
Director

George F. Keane(7)        $23,000           N/A             N/A              N/A             N/A             N/A
Former Director

Arthur B. Laffer(7)       $18,000           N/A             N/A              N/A             N/A             N/A
Former Director

                                                        AGGREGATE     PENSION OR                     TOTAL
                                                      COMPENSATION    RETIREMENT                  COMPENSATION
                          AGGREGATE      AGGREGATE        FROM         BENEFITS      ESTIMATED        FROM
                        COMPENSATION   COMPENSATION    GOVERNMENT       ACCRUED       ANNUAL       REGISTRANT
                            FROM         FROM BANK     SECURITIES     AS PART OF     BENEFITS       AND FUND
      NAME OF            INVESTMENT     AND THRIFT       INCOME          FUND          UPON       COMPLEX PAID
  PERSON, POSITION        FUNDS(1)        FUND(1)        FUND(1)       EXPENSES     RETIREMENT   TO DIRECTORS(2)
  ----------------        --------        -------        -------       --------     ----------    ------------
Dann V. Angeloff(7)          N/A            N/A            N/A           None           N/A          $______
Former Director                                                                                     (1 board)

Fred C. Applegate(7)         N/A            N/A            N/A           None           N/A          $______
Former Director                                                                                     (1 board)

Walter E. Auch(8)           $643           $553            $26            N/A           N/A          $______
Former Director/                                                                                    (6 boards)
Advisory Officer

Mary A. Baldwin(9)(10)     $8,028         $8,422          $388            N/A           N/A          $______
Director                                                                                           (13 boards)

John P. Burke              $8,028         $8,422          $388            N/A           N/A          $______
Former Director                                                                                     (6 boards)
(9)(11)

Al Burton(9)(10)           $8,028         $8,422          $388            N/A           N/A          $______
Director                                                                                           (13 boards)

Theodore J. Coburn(7)        N/A            N/A            N/A           None           N/A          $______
Former Director                                                                                     (1 board)

Darlene Deremer(7)           N/A            N/A            N/A           None           N/A          $______
Former Director                                                                                     (1 board)

Paul S. Doherty (9)          N/A            N/A            N/A            N/A           N/A          $______
(12) Director                                                                                      (13 boards)

Bruce S. Foerster          $3,434         $4,222          $134            N/A           N/A          $______
Former Director (13)                                                                                (5 boards)

Robert B. Goode, Jr          N/A            N/A            N/A            N/A           N/A          $______
Director (9)(12)                                                                                   (13 boards)

Alan S. Gosule (9)(12)       N/A            N/A            N/A            N/A           N/A          $______
Director                                                                                           (13 boards)

George F. Keane(7)           N/A            N/A            N/A           None           N/A          $______
Former Director                                                                                     (1 board)

Arthur B. Laffer(7)          N/A            N/A            N/A           None           N/A          $______
Former Director                                                                                     (1 board)


                         AGGREGATE       AGGREGATE       AGGREGATE                        AGGREGATE       AGGREGATE
                       COMPENSATION    COMPENSATION     COMPENSATION      AGGREGATE      COMPENSATION   COMPENSATION
                       FROM PILGRIM    FROM SMALLCAP    FROM GROWTH     COMPENSATION         FROM           FROM
      NAME OF             MUTUAL       OPPORTUNITIES   OPPORTUNITIES     FROM EQUITY      MAYFLOWER       ADVISORY
  PERSON, POSITION      FUNDS(1)(5)     FUND(2)(6)       FUND(2)(6)      TRUST(2)(6)    TRUST(4)(3)(6)    FUNDS(1)
  ----------------      -----------     ----------       ----------      -----------    --------------    --------
Mark L. Lipson              N/A             $0               $0              $0               $0             N/A
Director (9)(12)(14)


Walter H. May (9)(12)       N/A           $______         $______          $______          $8,087           N/A


Jock Patton (9)(10)        1,476          $______         $______          $______           N/A           $1,229
Director

David W.C. Putnam           N/A           $______         $______          $______          $7,466           N/A
Director (9)(12)

John R. Smith (9)(12)       N/A           $______         $______          $______          $8,086           N/A
Director

Robert W. Stallings         $0              $0               $0              $0              N/A             $0
(9)(10)(14)
Director

John G. Turner              N/A             $0               $0              $0               $0             N/A
(9)(12)(14)
Director

David W. Wallace            N/A           $______         $______          $______          $7,735           N/A
(9)(12)

Charles E. Young(7)       $23,000           N/A             N/A              N/A             N/A             N/A
Former Director
                                                        AGGREGATE     PENSION OR                      TOTAL
                                                      COMPENSATION    RETIREMENT                  COMPENSATION
                          AGGREGATE      AGGREGATE        FROM         BENEFITS      ESTIMATED        FROM
                        COMPENSATION   COMPENSATION    GOVERNMENT       ACCRUED       ANNUAL       REGISTRANT
                            FROM         FROM BANK     SECURITIES     AS PART OF     BENEFITS       AND FUND
      NAME OF            INVESTMENT     AND THRIFT       INCOME          FUND          UPON       COMPLEX PAID
  PERSON, POSITION        FUNDS(1)        FUND(1)        FUND(1)       EXPENSES     RETIREMENT   TO DIRECTORS(2)
  ----------------        --------        -------        -------       --------     ----------    ------------
Mark L. Lipson               N/A            N/A            N/A            N/A           N/A            $0
Director (9)(12)(14)                                                                               (13 boards)


Walter H. May (9)(12)        N/A            N/A            N/A            N/A           N/A          $16,000
                                                                                                   (13 boards)

Jock Patton (9)(10)        $7,883         $8,291          $381            N/A           N/A          $______
Director                                                                                           (13 boards)

David W.C. Putnam            N/A            N/A            N/A            N/A           N/A          $______
Director (9)(12)                                                                                   (13 boards)

John R. Smith (9)(12)        N/A            N/A            N/A            N/A           N/A          $______
Director                                                                                           (13 boards)

Robert W. Stallings          $0             $0             $0             N/A           N/A            $0
(9)(10)(14)                                                                                        (13 boards)
Director

John G. Turner               N/A            N/A            N/A            N/A           N/A            $0
(9)(12)(14)                                                                                        (13 boards)
Director

David W. Wallace             N/A            N/A            N/A            N/A           N/A          $______
(9)(12)                                                                                            (13 boards)

Charles E. Young(7)          N/A            N/A            N/A           None           N/A          $______
Former Director                                                                                     (1 board)

----------
* Officers and Trustees who are interested persons do not receive any compensation from the Funds.
(1)  Information provided for the fiscal year ended June 30, 1999.
(2)  Information provided for the fiscal year ended December 31, 1999.
(3)  Information provided for the fiscal year ended October 31, 1999.
(4) This total does not include the Research Enhanced Index Fund which commenced operations on December 20, 1998.

(5) Prior to May 24, 1999, the Trust was part of a different Fund complex. Effective May 24, 1999, when Pilgrim Investments, Inc. became the investment adviser to the Funds, the Trust joined the Pilgrim family of funds.
(6) Prior to November 1, 1999, the Fund was part of a different Fund complex. Effective November 1, 1999, the Trust joined the Pilgrim family of funds.
(7)  Resigned as Trustee effective May 21, 1999.
(8) Mr. Auch was elected as a Director of Pilgrim Bank and Thrift Fund, Inc. and Pilgrim Prime Rate Trust on May 24, 1999. While he was a trustee of Pilgrim Mutual Funds (formerly Nicholas-Applegate Mutual Funds) prior to that date, Pilgrim Mutual Funds was not part of the Pilgrim Fund complex until May 24, 1999. Mr. Auch also served as a non-voting advisory director for Pilgrim Advisory Funds, Inc., Pilgrim Investment Funds, Inc. and Pilgrim Government Securities Income Fund, Inc., effective May 24, 1999. He resigned as Trustee effective October 29, 1999.
(9) Also serves as a member of the Board of Trustees of the Pilgrim Prime Rate Trust. Mr. Burke served as a member of the Board of Trustees of Pilgrim Prime Rate Trust until October 29, 1999. Mr. Foerster served as a member of the Board of Trustees of Pilgrim Prime Rate Trust until September 30, 1998.
(10) Elected a Trustee or non-voting advisory board member of SmallCap Opportunities Fund, Growth Opportunities Fund, Equity Trust and Mayflower Trust, on November 16, 1999.
(11) Resigned effected October 29, 1999.
(12) Elected a Director/Trustee of Mutual Funds, Advisory Funds, Investment Funds, Bank and Thrift Fund, and Government Securities Income Fund on October 26, 1999.
(13) Resigned as a Director effected September 30, 1998.
(14) "Interested person," as defined in the Investment Company Act of 1940, of the Company because of the affiliation with the Investment Manager.
+    Pilgrim Mutual Funds has recently changed its fiscal year end to June 30.

OFFICERS

     Unless otherwise noted, the mailing address of the officers is 40 North Central Avenue, Suite 1200, Phoenix, Arizona 85004. The following individuals serve as officers for each Fund:

     James R. Reis, EXECUTIVE VICE PRESIDENT AND ASSISTANT SECRETARY. (Age 42) Director, Vice Chairman (since December 1994), Executive Vice President (since April 1995), and Director of Structured Finance (since April 1998), Pilgrim Group, Inc. and Pilgrim Investments; Director (since December 1994) and Vice Chairman (since November 1995) of Pilgrim Securities; Executive Vice President, Assistant Secretary and Chief Credit Officer of Pilgrim Prime Rate Trust; Executive Vice President and Assistant Secretary of each of the other Pilgrim Funds. Chief Financial Officer (since December 1993), Vice Chairman and Assistant Secretary (since April 1993) and former President (May 1991 - December 1993), Pilgrim Capital (formerly Express America Holdings Corporation). Presently serves or has served as an officer or director of other affiliates of Pilgrim Capital.

     Stanley D. Vyner, EXECUTIVE VICE PRESIDENT. (Age 49) President and Chief Executive Officer (since August 1996), Pilgrim Investments; Executive Vice President of most of the other Pilgrim Funds (since July 1996). Formerly Chief Executive Officer (November 1993 - December 1995) HSBC Asset Management Americas, Inc., and Chief Executive Officer, and Actuary (May 1986 - October 1993) HSBC Life Assurance Co.

     James M. Hennessy, EXECUTIVE VICE PRESIDENT AND SECRETARY. (Age 50) Executive Vice President and Secretary (since April 1998), Pilgrim Capital (formerly Express America Holdings Corporation), Pilgrim Group, Pilgrim Securities and Pilgrim Investments; Executive Vice President and Secretary of each of the other Pilgrim Funds. Formerly Senior Vice President, Pilgrim Capital (April 1995 - April 1998); Senior Vice President, Express America Mortgage Corporation (June 1992 - August 1994) and President, Beverly Hills Securities Corp. (January 1990 - June 1992).

     Michael J. Roland, SENIOR VICE PRESIDENT AND PRINCIPAL FINANCIAL OFFICER. (Age 41) Senior Vice President and Chief Financial Officer, Pilgrim Group, Pilgrim Investments and Pilgrim Securities (since June 1998); Senior Vice President and Principal Financial Officer of each of the other Pilgrim Funds. He served in same capacity from January, 1995 - April, 1997. Formerly, Chief Financial Officer of Endeaver Group (April, 1997 to June,
     1998).

     Robert S. Naka, SENIOR VICE PRESIDENT AND ASSISTANT SECRETARY. (Age 36) Senior Vice President, Pilgrim Investments (since November 1999) and Pilgrim Group, Inc. (since August 1999). Senior Vice President and Assistant Secretary of each of the other Pilgrim Funds. Formerly Vice President, Pilgrim Investments (April 1997 - October 1999), Pilgrim Group, Inc. (February 1997 - August 1999). Formerly Assistant Vice President, Pilgrim Group, Inc. (August 1995 - February 1997). Formerly Operations Manager, Pilgrim Group, Inc. (April 1992 - April 1995).

     Robyn L. Ichilov, VICE PRESIDENT AND TREASURER. (Age 32) Vice President, Pilgrim Investments (since August 1997), Accounting Manager (since November
     1995). Vice President and Treasurer of most of the other Pilgrim Funds. Formerly Assistant Vice President and Accounting Supervisor for PaineWebber (June 1993 - April 1995).

     In addition to the above listed officers, the following individuals also serve as officers for the indicated Fund:

     PILGRIM ADVISORY FUNDS

     G. David Underwood, VICE PRESIDENT AND SENIOR SUB-ADVISER. (Age 50) Vice President, Pilgrim Investments (since December 1996). Formerly Director of Funds Management, First Interstate Capital Management (January 1995 - November 1996); Vice President, Director of Research and Manager of Investment Products, Integra Trust Company (1993 - January 1995).

     PILGRIM INVESTMENT FUNDS

     Howard N. Kornblue, SENIOR VICE PRESIDENT AND SENIOR SUB-ADVISER. (Age 58) Senior Vice President, Pilgrim Investments (since August 1995). Formerly Senior Vice President, Pilgrim Group, Inc. (November 1986 - April 1995).

     Kevin G. Mathews, SENIOR VICE PRESIDENT AND SENIOR PORTFOLIO. (Age 40) Senior Vice President, Pilgrim Investments (since July 1998). Formerly Vice President, Pilgrim Investments (August 1995 - July 1998); Vice President, Van Kampen America Capital (May 1987 - April 1995).

     PILGRIM MUTUAL FUNDS

     Kevin G. Mathews, SENIOR VICE PRESIDENT AND SENIOR SUB-ADVISER. (Age 40) Senior Vice President, Pilgrim Investments (since July 1998). Formerly Vice President, Pilgrim Investments (August 1995 - July 1998); Vice President, Van Kampen America Capital (May 1987 - April 1995).

     G. David Underwood, VICE PRESIDENT AND SENIOR SUB-ADVISER. (Age 50) Vice President, Pilgrim Investments (since December 1996). Formerly Director of Funds Management, First Interstate Capital Management (January 1995 - November 1996); Vice President, Director of Research and Manager of Investment Products, Integra Trust Company (1993 - January 1995).

     Robert K. Kinsey, VICE PRESIDENT AND SUB-ADVISER. (Age 42) Vice President, Pilgrim Investments (since March 1999). Formerly Vice President and Fixed Income Sub-Adviser, Federated Investors (January 1995 - March 1999);
     Principal and Sub-Adviser, Harris Investment Management (July 1992 - January 1995).

     BANK AND THRIFT FUND

     Carl Dorf, SENIOR VICE PRESIDENT AND SENIOR SUB-ADVISER. (Age 59) Senior Vice President (since February 1997), Pilgrim Investments, Inc. Formerly Vice President, Pilgrim Investments, Inc. (August 1995 - February 1997). Formerly Vice President, Pilgrim Bank and Thrift Fund, Inc. (January 1996 - May 1997). Formerly Vice President, Pilgrim Management Corporation (January 1991 - April 1995).

     GOVERNMENT SECURITIES INCOME FUND

     Robert K. Kinsey, VICE PRESIDENT AND SENIOR SUB-ADVISER. (Age 42) Vice President, Pilgrim Investments (since March 1999). Formerly Vice President and Fixed Income Sub-Adviser, Federated Investors (January 1995 - March
     1999); Principal and Sub-Adviser, Harris Investment Management (July 1992 - January 1995).

     MAYFLOWER TRUST

     Kevin G. Mathews, SENIOR VICE PRESIDENT AND SENIOR PORTFOLIO. (Age 40) Senior Vice President, Pilgrim Investments (since July 1998). Formerly Vice President, Pilgrim Investments (August 1995 - July 1998); Vice President, Van Kampen America Capital (May 1987 - April 1995).

     Mary Lisanti, EXECUTIVE VICE PRESIDENT AND SUB-ADVISER. (Age 43) Executive Vice President and Chief Investment Adviser-Equities, Pilgrim Investments (since November 1999). Formerly Sub-Adviser, Strong Capital Management (September 1996 - May 1998); Managing Director and Sub-Adviser, Banker Trust Corporation (March 1993 - August 1996).

     EQUITY TRUST

     Mary Lisanti, EXECUTIVE VICE PRESIDENT AND SUB-ADVISER. (Age 43) Executive Vice President and Chief Investment Adviser-Equities, Pilgrim Investments (since November 1999). Formerly Sub-Adviser, Strong Capital Management (September 1996 - May 1998); Managing Director and Sub-Adviser, Banker Trust Corporation (March 1993 - August 1996).

     SMALLCAP OPPORTUNITIES FUND

     Mary Lisanti, EXECUTIVE VICE PRESIDENT AND SUB-ADVISER. (Age 43) Executive Vice President and Chief Investment Adviser-Equities, Pilgrim Investments (since November 1999). Formerly Sub-Adviser, Strong Capital Management (September 1996 - May 1998); Managing Director and Sub-Adviser, Banker Trust Corporation (March 1993 - August 1996).

     GROWTH OPPORTUNITIES FUND

     Mary Lisanti, EXECUTIVE VICE PRESIDENT AND SUB-ADVISER. (Age 43) Executive Vice President and Chief Investment Adviser-Equities, Pilgrim Investments (since November 1999). Formerly Sub-Adviser, Strong Capital Management (September 1996 - May 1998); Managing Director and Sub-Adviser, Banker Trust Corporation (March 1993 - August 1996).


PRINCIPAL SHAREHOLDERS


     As of ____________, 2000, the Directors and Officers as a group owned less than 1% of any class of each Fund's outstanding shares. As of that date, to the knowledge of management, no person owned beneficially or of record more than 5% of the outstanding shares of any class of the Funds, except as follows:


                                 [TO BE UPDATED]

                                                           CLASS AND TYPE OF    PERCENTAGE   PERCENTAGE
   FUND                      ADDRESS                          OWNERSHIP          OF CLASS      OF FUND
   ----                      -------                          ---------          --------      -------
Pilgrim               Inv Fiduciary Trust Co Cust               Class C            7.65%      0.04008%
MagnaCap              IRA R/O Robert P MacNeil               Record Holder
Fund                  69736 Henry Ross Dr
                      Romeo, MI 48065-4040

Pilgrim               Advest Inc.                               Class C           27.83%      0.22743%
LargeCap              FBO 655-70562-12                       Record Holder
Leaders Fund          90 State House Square
                      Hartford, CT 06103-3708

Pilgrim               PaineWebber Cust FBO                      Class C            5.27%      0.04301%
LargeCap              Lynda A Shephard                       Record Holder
Leaders Fund          P.O. Box 3321
                      Weehawken, NJ 07087-8154

Pilgrim               Joseph E Chodl &                          Class C            8.39%      0.06851%
LargeCap              Stepanie E Chodl JTWROS                Record Holder
Leaders Fund          201 Lake Hinsdale Dr Apt. 308
                      Clarendon Hills, IL 60514-2236

                                                           CLASS AND TYPE OF    PERCENTAGE   PERCENTAGE
   FUND                      ADDRESS                          OWNERSHIP          OF CLASS      OF FUND
   ----                      -------                          ---------          --------      -------
Pilgrim Growth        Northern Trust Co. TTEE FBO               Class A            7.69%      1.77236%
Opportunities         Reliastar Success Shar Plan & ESOP     Record Holder
Fund                  22-47317
                      P.O. Box 92956
                      Chicago, IL 60675-2956

Pilgrim Growth        Norwest Bank Minnesota NA                 Class I           18.18%      5.83646%
Opportunities         FBO Reliastar Pension Plan             Record Holder
Fund                  A/C #13132700
                      PO Box 1533
                      Minneapolis, MN 55480

Pilgrim MidCap        Prudential Securities Inc.  FBO           Class C            5.64%      0.02267%
Value Fund            Jerome M Garden Tr PSP &Trust PS Plan  Record Holder
                      150 E Huron St. Ste 910
                      Chicago, IL 60611-2946
                                                                Class C            5.59%      0.02247%
Pilgrim MidCap        Prudential Securities Inc.  FBO        Record Holder
Value Fund            Mr. Michael D Fox IRA 05/13/99
                      2893 Idlewood Ln

Pilgrim MidCap        Raymond James & Assoc. Inc Cust           Class C           16.29%      0.06553%
Value Fund            Carl D Mastis IRA                      Record Holder
                      4684 Colima Ct
                      Saint Louis, MO 63128-2309

Pilgrim MidCap        H Andrew Gross                            Class A           14.41%      0.90068%
Opportunities         17 Purchase Hills Dr                   Record Holder
Fund                  Purchase, NY 10577

Pilgrim MidCap        Mary Lisanti &                            Class A           10.06%      0.62844%
Opportunities         Anthony O'Connor                       Record Holder
Fund                  215 Old Beach Glen Road
                      Boonton, NJ 07005

Pilgrim MidCap        Olde Discount FBO 18109486                Class A            5.34%      0.33369%
Opportunities         751 Griswold St                        Record Holder
Fund                  Detroit, MI 48266-3224

Pilgrim MidCap        Donald Pels                               Class Q           39.13%      0.95190%
Growth Fund           375 Park Ave Ste 3305                  Record Holder
                      New York, NY 10152-3399

Pilgrim               Suntrust Bank Central FL NA TTEE          Class Q           20.00%      0.45475%
SmallCap              FBO Akerman Senterfitt & Edison        Record Holder
Growth Fund           PA Cash or Deferred PSP & Trust
                      C/O Fascorp Record Keeper
                      8515 E Orchard Rd Ste 212
                      Englewood, CO 80111-5037

                                                           CLASS AND TYPE OF    PERCENTAGE   PERCENTAGE
   FUND                      ADDRESS                          OWNERSHIP          OF CLASS      OF FUND
   ----                      -------                          ---------          --------      -------
Pilgrim               Suntrust Bank Central FL NA TTEE          Class Q           15.83%      0.36003%
SmallCap              FBO Hubbard Construction Co Emp        Record Holder
Growth Fund           PSP and 401K Plan
                      C/O Fascorp Record Keeper
                      8515 E Orchard Rd Ste 212
                      Englewood, CO 80111-5037
                                                                Class Q           11.79%      0.26813%
Pilgrim               Susan S Rand                           Record Holder
SmallCap              P.O. Box 452
Growth Fund           Salisbury, CT 06068-0452
                                                                Class A            5.29%      1.45761%
Pilgrim Int'l         Trust Company of America               Record Holder
Core Growth           7103 S Revere Pkwy
Fund                  Englewood, CO 80112-3936

Pilgrim Int'l         PaineWebber FBO                           Class A            7.94%      2.19047%
Core Growth           Thomas R Sloan                         Record Holder
Fund                  705 Sunset Drive
                      Greensboro, NC 27408-6414

Pilgrim Int'l         PaineWebber FBO                           Class C            7.74%      2.12374%
Core Growth           Arnold I Richman, Int'l Acct           Record Holder
Fund                  218 North Charles Street, Ste 500
                      Baltimore, MD 21201-4019

Pilgrim               CIBC World Markets Corp.                  Class A            5.75%      2.72268%
Emerging              P.O. Box 3484                          Record Holder
Markets Value         Church Street Station
Fund                  New York, NY 10008-3484

Pilgrim Asia          Conti Investments LLC                     Class A            6.94%      2.55410%
Pacific Equity        C/O Continental Grain Co.              Record Holder
Fund                  Attn: Mary Greenebaum
                      277 Park Ave
                      New York, NY 10172-003

Pilgrim Gov't         Red Lake County Court House               Class A            6.97%      4.14455%
Securities            Attn: Jay Gilemette                    Record Holder
Income Fund           Red Lake Falls, MN 56750

Pilgrim Gov't         Jeffery J. Malek                          Class C            7.95%      0.05997%
Securities            1799 Herman Dr                         Record Holder
Income Fund           York, PA 17404-1030

Pilgrim Gov't         WFS Cust FBO                              Class C           33.86%      0.25542%
Securities            Gail C Mazur IRA                       Record Holder
Income Fund           A/C 5788-9419
                      11 Nettlecreek Rd
                      Fairport, NY 14450-3021

Pilgrim Gov't         George E & Florence E Leslie Trust        Class M            5.65%      0.13884%
Securities            FBO Leslie Family Trust                Record Holder
Income Fund           P.O. Box 70400
                      Pasadena, CA 91117-7400

                                                           CLASS AND TYPE OF    PERCENTAGE   PERCENTAGE
   FUND                      ADDRESS                          OWNERSHIP          OF CLASS      OF FUND
   ----                      -------                          ---------          --------      -------
Pilgrim Gov't         Carol A. McArthur Separate Property       Class M            8.71%      0.21403%
Securities            395 Sawdust Rd Ste 2153                Record Holder
Income Fund           The Woodlands, TX 77380-2242


Pilgrim Gov't         Prudential Securities Inc. FBO            Class M           19.17%      0.47137%
Securities            Dr. Antonio Aguirre                    Record Holder
Income Fund           Zeisselstr 8
                      60138 Frankfort AM, Germany


Pilgrim Strategic     Eastern Bank & Trust                      Class A           14.54%      2.95125%
Income Fund           FBO Munksjo Paper 401K                 Record Holder
                      217 Essex St
                      Salem, MA 01970-3792

Pilgrim Strategic     CNA Trust FBO                             Class B            7.03%      2.97319%
Income Fund           Con Agg Recycling Corp                 Record Holder
                      P.O. Box 5024
                      Costa Mesa, CA 92628-5024

Pilgrim Strategic     Wachovia Securities Inc                   Class C            5.50%      1.96650%
Income Fund           FBO 5750066416                         Record Holder
                      301 N Main St, MC-32002
                      Winston-Salem, NC 27150-0002

Pilgrim High          New Life Corp. of America FBO             Class A            5.14%      1.48783%
Yield Fund            Norvell L Olive President              Record Holder
                      P.O. Box 906
                      Hendersonville, TN 37077-0906

Pilgrim High          Olde Discount FBO 09005070             Record Holder
Yield Fund            751 Griswold St
                      Detroit, MI 48226-3224

Pilgrim High          Wachovia Securities Inc.                  Class A            7.98%       1.1254%
Yield Fund II         FBO 324-75213-17                       Record Holder
                      P.O. Box 1220
                      Charlotte, NC 28201-1220

Pilgrim High          New Life Corp of America FBO              Class C           12.98%      2.94440%
Yield Fund II         Norvell L Olive President              Record Holder
                      P.O. Box 906
                      Hendersonville, TN 37077-0906

Pilgrim High          Prudential Securities Inc FBO             Class A            5.23%      0.65355%
Total Return          Mr Richard Simon TTEE                  Record Holder
Fund II               Richard Simon Rev Trust
                      Aventura, FL 33180-2566

Pilgrim Money         Advest Inc FBO                            Class A            7.60%      0.82757%
Market Fund           440-70255-11                           Record Holder
                      90 State House Square
                      Hartford, CT 06103-3708

Pilgrim Money         Advest Inc FBO                            Class A           22.60%      2.46035%
Market Fund           426-70457-16                           Record Holder
                      90 State House Square
                      Hartford, CT 06103-3708

Pilgrim Money         Advest Inc FBO                            Class A            9.35%      1.01818%
Market Fund           440-70340-18                           Record Holder
                      90 State House Square
                      Hartford, CT 06103-3708

                                                           CLASS AND TYPE OF    PERCENTAGE   PERCENTAGE
   FUND                      ADDRESS                          OWNERSHIP          OF CLASS      OF FUND
   ----                      -------                          ---------          --------      -------
Pilgrim Money         Advest Inc FBO                            Class A            6.16%      0.67102%
Market Fund           440-72623-12                           Record Holder
                      90 State House Square
                      Hartford, CT 06103-3708

Pilgrim Money         Marvin Anthony McCall &                   Class A            7.50%      0.81601%
Market Fund           Lisa Diane McCall JTWROS               Record Holder
                      2711 Morning Leaf Ct
                      Spring, TX 77388-5441

Pilgrim Money         Raymond James Assoc. Inc Cust IRA         Class C            8.38%      1.08620%
Market Fund           FBO Thomas P Johnson                   Record Holder
                      7449 S Ogden Way
                      Littleton, CO 80122-1472

Pilgrim Money         Resources Trust Co Tr FBO                 Class C            6.64%      0.86114%
Market Fund           Barbara G Metzler I###-##-####         Record Holder
                      P.O. Box 5900
                      Denver, CO 80217-5900

Pilgrim Money         Salomon Smith Barney Inc                  Class C           12.92%      1.67494%
Market Fund           FBO 00124605083                        Record Holder
                      333 West 34th St - 3rd Floor
                      New York, NY 10001

Pilgrim Money         PaineWebber FBO                           Class C            5.36%      0.69506%
Market Fund           Carolyn L Mehew                        Record Holder
                      P.O. Box 3321
                      Weehawken, NJ 07087-8154


Pilgrim Money         PaineWebber FBO                           Class C
Market Fund           Harvey and Constance Fox Co-Ttees      Record Holder         6.78%      0.87921%
                      Fox Family Trust
                      20455 Chalet Lane
                      Saratoga, CA 95070-4928


Pilgrim               Trust Company of America                  Class Q            5.25%      0.45542%
Convertible           FBO TCA                                Record Holder
Fund                  7103 Revere Pkwy
                      Englewood, CO 80112-3936

Pilgrim               Dalton L Knauss Ttee                      Class Q           11.23%      0.97421%
Convertible           ElaineV Knauss Revocable Trust         Record Holder
Fund                  P.O. Box 1108
                      Carefree, AZ 85377-1108

Pilgrim               Dalton L Knauss Ttee                      Class Q           11.26%      0.97678%
Convertible           Dalton L Knauss Revocable Trust        Record Holder
Fund                  P.O. Box 2173
                      Carefree, AZ 85377-2173

INVESTMENT MANAGERS


     The Investment Manager for the Equity Trust, SmallCap Opportunities Fund, Growth Opportunities Fund and Mayflower Trust. The Investment Manager for the Bank and Thrift Fund, Advisory Funds, Investment Funds, Pilgrim Mutual Funds and Government Securities Income Fund is Pilgrim Investments, Inc. (Pilgrim Advisors, Inc. and Pilgrim Investments, Inc. are collectively referred to as the "Investment Manager"). Pilgrim Advisors, Inc. was formerly known as Northstar Investment Management Corporation until its name change following the acquisition on October 29, 1999.

     In this capacity, the Investment Manager, subject to the authority of the Trustees of the Funds, and subject to delegation of certain responsibilities to Navellier Fund Management, Inc. as the Sub-Adviser for the Growth + Value Fund, Brandes Investment Partners, L.P. as the Sub-Adviser for the International Value Fund and the Emerging Markets Value Fund, Nicholas-Applegate Capital Management as the Sub-Adviser for the International Core Growth Fund, Worldwide Growth Fund, International SmallCap Growth Fund, Emerging Countries Fund, LargeCap Growth Fund, and Convertible Fund, and HSBC Asset Management (Americas) Inc. and HSBC Asset Management (Hong Kong) Limited as the Sub-Adviser for the Asia-Pacific Equity Fund and J.P. Morgan Investment Management Inc. as the Sub-Adviser for the Research Enhanced Index Fund, serves as investment manager to the Funds and has overall responsibility for the management of each Funds' portfolio. The Investment Manager oversees the investment management of the Sub-Advisers for the Funds which are managed by a Sub-Adviser. The Investment Manager serves pursuant to separate Investment Management Agreements between the Investment Manager and each Company on behalf of the Funds. The Investment Management Agreements require the Investment Manager to oversee the provision of all investment advisory and portfolio management services for the Funds.


     Pilgrim Advisors, Inc. and Pilgrim Investments, Inc. are both registered as investment advisers with the SEC and serve as investment adviser to registered investment companies (or series thereof), as well as privately managed accounts. As of December 15, 1999, Investment Manager had assets under management of approximately $13.6 billion. Pilgrim Advisors, Inc. and Pilgrim Investments, Inc. are wholly-owned subsidiaries of ReliaStar Financial Corp. (NYSE:RLR). Through its subsidiaries, ReliaStar Financial Corp. offers individuals and institutions life insurance and annuities, employee benefits products and services, life and health reinsurance, retirement plans, mutual funds, bank products and personal finance education.

     Each Investment Management Agreement requires the Investment Manager to provide, subject to the supervision of the Board of Directors/Trustees, investment advice and investment services to the Fund and to furnish advice and recommendations with respect to investment of the Fund's assets and the purchase or sale of its portfolio securities. The Investment Manager also provides investment research and analysis. Each Investment Management Agreement provides that the Investment Manager is not subject to liability to the Fund for any act or omission in the course of, or connected with, rendering services under the Agreement, except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Agreement.

     After an  initial  two year  term,  each  Investment  Management  Agreement continues in effect from year to year so long as such continuance is specifically approved at least annually by (a) the Board of Directors/Trustees or (b) the vote of a "majority" (as defined in the 1940 Act) of the Fund's outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Board of Directors/Trustees who are not "interested persons" (as defined in the 1940 Act) of the Investment Manager by vote cast in person at a meeting called for the purpose of voting on such approval.

     Each Investment Management Agreement is terminable without penalty with not less than 60 days' notice by the Board of Directors/Trustees or by a vote of the holders of a majority of the Fund's outstanding shares voting as a single class, or upon not less than 60 days' notice by the Investment Manager. The Investment Management Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).

                             INVESTMENT MANAGER FEES

     The Investment Manager bears the expense of providing its services, and pays the fees of the Sub-Adviser (if any). For its services, each Fund pays the Investment Manager a monthly fee in arrears equal to the following as a percentage of the Fund's average daily net assets during the month:

SERIES                     ANNUAL INVESTMENT MANAGEMENT FEE
------                     --------------------------------
SmallCap Growth Fund       1.00% of the Fund's average net assets

MidCap Growth Fund         0.75% of the first $500 million of the Fund's average
                           net assets, 0.675% of the next $500 million of average net assets, and 0.65% of the average net assets in excess of $1 billion

LargeCap Growth Fund       0.75% of the first $500 million of the Fund's average
                           net assets, 0.675% of the next $500 million of average net assets, and 0.65% of the average net assets in excess of $1 billion

High Yield Fund II         0.60% of the Fund's average net assets

Convertible Fund           0.75% of the first $500 million of the Fund's average
                           net assets, 0.675% of the next $500 million of average net assets, and 0.65% of the average net assets in excess of $1 billion

Balanced Fund              0.75% of the first $500 million of the Fund's average
                           net assets, 0.675% of the next $500 million of 3 average net assets, and 0.65% of the average net assets in excess of $1 billion

Strategic Income Fund      0.45% of the first $500 million of the
                           Fund's average net assets, 0.40% of the
                           next $250 million of average net assets, and 0.35% of the average net assets in excess of $750 million

Emerging Countries Fund    1.25% of the Fund's average net assets

Worldwide Growth Fund      1.00% of the first $500 million of the
                           Fund's average net assets, 0.90% of the
                           next $500 million of average net assets, and 0.85% of the average net assets in excess of $1 billion

International SmallCap     1.00% of the first $500 million of the
Growth Fund                Fund's average net assets, 0.90% of the
                           next $500 million of average net assets, and 0.85% of the average net assets in excess of $1 billion

International Core         1.00% of the first $500 million of the
Growth Fund                Fund's average net assets, 0.90% of the
                           next $500 million of average net assets, and 0.85% of the average net assets in excess of $1 billion

Money Market*              0.50% of average net assets if the Fund has not
                           invested substantially all of its assets in another investment company, Fund 0.25% if substantially all of its assets are invested in another investment company

MidCap Value Fund          1/12 of 1.00% of the Fund's average daily net assets
                           during the month (approximately 1.00% on an annual
                           basis)
----------
* The Money Market Fund will also pay advisory fees to Reserve Management Company, Inc., the investment adviser of Primary Institutional Fund, a series of Reserve Institutional Trust, the investment company in which the Money Market Fund invests substantially all of its assets.

LargeCap Leaders Fund      1/12 of 1.00% of the Fund's average daily net assets
                           during the month (approximately 1.00% on an annual basis)

Asia-Pacific Equity Fund   1/12 of 1.25% of the Fund's daily net assets during
                           the month (approximately 1.25% on an annual basis)

MagnaCap Fund              1.00% of the Fund's average daily net assets on the
                           first $30 million of net assets. The annual rate is reduced to 0.75% on net assets from $30 million to $250 million; to 0.625% on net assets from $250 million to $500 million; and to 0.50% on net assets over $500 million

High Yield Fund            0.60% of the Fund's average daily net asset value.
                           Prior to April 17, 1998, the Investment Management fee was an annual fee at a rate of 0.75% on the first $25 million in net assets, 0.625% on net assets over $25 million up to $100 million, 0.50% on net assets over $100 million up to $500 million, and 0.40% for net assets over $500 million

Bank and Thrift Fund       1.00% of the first $30 million of average daily net
                           assets, 0.75% of the next $95 million of average daily net assets and 0.70% of average daily net assets in excess of $125 million. The fees are computed and accrued daily and paid monthly

Government Securities      0.50% of the Fund's average daily net assets on the
Income Fund                first $500 million of net assets. The annual rate is
                           reduced to 0.45% on net assets from $500 million to $1 billion, and to 0.40% on net assets in excess of $1 billion

SmallCap Opportunities     0.75% of the Fund's average daily net assets
Fund


Mid-Cap Opportunities      1.00% of the Fund's average daily net assets
Fund


Growth Opportunities       0.75% of the Fund's average daily net assets
Fund

Growth + Value Fund        1.00% of the Fund's average daily net assets

International Value Fund   1.00% of the Fund's average daily net assets

Emerging Markets Value     1.00% of the Fund's average daily net assets
Fund

Research Enhanced Index    0.70% of the Fund's average daily net assets
Fund


High Total Return          0.75% of the Fund's average daily net assets
Fund II

High Total Return Fund     0.75% on the first $250 million of aggregate average
                           daily net assets of each Fund, 0.70% on the next $250
                           million of such assets, 0.65% on the next $250
                           million of such assets; 0.60% on the next $250 million of such assets, and (0.55% on the remaining aggregate daily net assets of each Fund in excess of $1 billion).

SUB-ADVISORY AGREEMENTS

     The Investment Management Agreement for certain Funds provides that the Investment Manager, with the approval of the Company's Board of Directors, may select and employ investment advisers to serve as Sub-Adviser for any Fund ("Sub-Adviser"), and shall monitor the Sub-Advisers' investment programs and results, and coordinate the investment activities of the Sub-Advisers to ensure compliance with regulatory restrictions. The Investment Manager pays all of its expenses arising from the performance of its obligations under the Investment Management Agreement, including all fees payable to the Sub-Advisers, executive salaries and expenses of the Directors/Trustees and Officers of the Company who are employees of the Investment Manager or its affiliates and office rent of the Company. The Sub-Advisers pay all of their expenses arising from the performance of their obligations under the sub-advisory agreements (the "Sub-Advisory Agreements").

     Subject to the expense reimbursement provisions described in this Statement of Additional Information, other expenses incurred in the operation of the Company are borne by the Funds, including, without limitation, investment advisory fees; brokerage commissions; interest; legal fees and expenses of attorneys; fees of independent auditors, transfer agents and dividend disbursing agents, accounting agents, and custodians; the expense of obtaining quotations for calculating each Fund's net asset value; taxes, if any, and the preparation of each Fund's tax returns; cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares; fees and expenses of registering and maintaining the registration of shares of the Funds under federal and state laws and regulations; expenses of printing and distributing reports, notices and proxy materials to existing shareholders; expenses of printing and filing reports and other documents filed with governmental agencies; expenses of annual and special shareholder meetings; expenses of printing and distributing prospectuses and statements of additional information to existing shareholders; fees and expenses of Directors of the Company who are not employees of the Investment Manager or any Sub-Adviser, or their affiliates; membership dues in trade associations; insurance premiums; and extraordinary expenses such as litigation expenses.

     The Sub-Advisory Agreements may be terminated without payment of any penalties by the Investment Manager, the Directors/Trustees, on behalf of a Company, or the shareholders of such Fund upon 60 days' prior written notice. Otherwise, the Sub-Advisory Agreements will remain in effect for two years and will, thereafter, continue in effect from year to year, subject to the annual approval of the appropriate Board of Directors/Trustees, on behalf of a Fund, or the vote of a majority of the outstanding voting securities, and the vote, cast in person at a meeting duly called and held, of a majority of the Directors/Trustees, on behalf of a Fund who are not parties to the Sub-Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such Party.

     Pursuant to a Sub-Advisory Agreement between Pilgrim Advisors and Navellier Fund Management, Inc. ("Navellier"), Navellier acts as Sub-Adviser to the Growth + Value Fund. In this capacity, Navellier, subject to the supervision and control of Pilgrim Advisors and the Trustees of such Fund, manages the Fund's portfolio investments, consistently with its investment objective, and executes any of the Fund's investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by Pilgrim Advisors. Navellier is wholly owned and controlled by its sole stockholder, Louis G. Navellier. Navellier's address is 1 East Liberty, Third Floor, Reno, Nevada, 89501.

     Pursuant to Sub-Advisory Agreements between Pilgrim Advisors and Brandes Investment Partners, L.P. ("Brandes"), Brandes acts as Sub-Adviser to the International Value Fund and the Emerging Markets Value Fund, respectively. In this capacity, Brandes, subject to the supervision and control of Pilgrim Advisors and the Trustees of the Funds, manages each Fund's portfolio investments, consistently with each Fund's investment objective, and executes any of the Fund's investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreements accrue daily and are paid monthly by Pilgrim Advisors. Brandes' address is 12750 High Bluff Drive, San Diego, California 92130. Charles Brandes, who controls the general partner of Brandes, serves as one of the Managing Directors of Brandes.

     Pursuant to a Sub-Advisory Agreement between Pilgrim Advisors and J.P. Morgan Investment Management Inc., ("J.P. Morgan"), J.P. Morgan acts as Sub-Adviser to the Research Enhanced Index Fund. In this capacity, J.P. Morgan, subject to the supervision and control of Pilgrim Advisors and the Trustees of the Fund, on behalf of the Fund, manages the Fund's portfolio investments, consistently with the Fund's investment objective, and executes any of the Fund's investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by Pilgrim Advisors. J.P. Morgan's address is 522 Fifth Avenue, New York, New York 10036.

     Pursuant to a Sub-Advisory Agreement between Pilgrim Investments and Nicholas-Applegate Capital Management ("NACM"), dated October 29, 1999, NACM acts as Sub-Adviser to the International Core Growth Fund, Worldwide Growth Fund, International SmallCap Growth Fund, Emerging Countries Fund, LargeCap Growth Fund, MidCap Growth Fund, SmallCap Growth Fund, and Convertible Fund. In this capacity, NACM, subject to the supervision and control of Pilgrim Investments and the Trustees of the Funds, manages each Fund's portfolio investments, consistently with each Fund's investment objective, and executes any of the Fund's investment policies that it deems appropriate to utilize from time to time. NACM's address is 600 West Broadway, 30th Floor, San Diego, California 92101. Its general partner is Nicholas-Applegate Capital Management Holdings, L.P., a California limited partnership, the general partner of which is Nicholas-Applegate Capital Management Holdings, Inc., a California corporation owned by Arthur Nicholas.

     Pursuant to a Sub-Advisory Agreement between Pilgrim Investments and HSBC Asset Management (Americas) Inc. and HSBC Asset Management (Hong Kong) Limited (collectively HSBC), HSBC acts as Sub-Adviser to the Asia-Pacific Equity Fund. HSBC is part of HSBC Asset Management, the global investment advisory and fund management business of the HSBC Group. In this capacity, HSBC, subject to the supervision and control of Pilgrim Investments and the Trustees of the Fund, manages the Fund's portfolio investments, consistently with the Fund's investment objective, and executes any of the Fund's investment policies that it deems appropriate to utilize from time to time. HSBC's address is 140 Broadway, 6th Floor, New York, New York 10005.

     As compensation to each Sub-Adviser for its services, the Investment Manager pays the Sub-Adviser a monthly fee in arrears equal to the following as a percentage of a Fund's average daily net assets managed during the month:


SERIES                                    ANNUAL SUB-ADVISORY FEE
------                                    -----------------------
LargeCap Growth Fund       0.375% of the first $500 million of the Fund's
                           average net assets, 0.3375% of the next $500 million of average net assets, and 0.325% of the average net assets in excess of $1 billion


Convertible Fund           0.375% of the first $500 million of the Fund's
                           average net assets, 0.3375% of the next $500 million of average net assets, and 0.325% of the average net assets in excess of $1 billion

Emerging Countries Fund    0.625% of the Fund's average net assets


Worldwide Growth Fund      0.50% of the first $500 million of the Fund's average
                           net assets, 0.45% of the next $500 million of average net assets, and 0.425% of the average net assets in excess of $1 billion

International SmallCap     0.50% of the first $500 million of the Fund's average
Growth Fund                net assets, 0.45% of the next $500 million of average
                           net assets, and 0.425% of the average net assets in excess of $1 billion

International Core         0.50% of the first $500 million of the Fund's average
Growth Fund                net assets, 0.45% of the next $500 million of average
                           net assets, and 0.425% of the average net assets in excess of $1 billion

Growth + Value Fund        0.50% of the Fund's average daily net assets

International Value Fund   0.50% of the Fund's average daily net assets

Emerging Markets Fund      0.50% of the Fund's average daily net assets

Research Enhanced Index    0.20% of the Fund's average daily net assets
Fund

Asia-Pacific Equity Fund   1/12 of .50% of the Fund's average daily net assets


FORMER  SUB-ADVISER  FOR LARGECAP  LEADERS FUND. Ark Asset  Management Co., Inc.
(Ark) served as Sub-Adviser to the LargeCap Leaders Fund from September 1, 1995 through October 31, 1997. For the fiscal year ended June 30, 1997, the Investment Manager paid portfolio management fees to Ark of $60,843. For the period from July 1, 1997 through October 31, 1997, the Sub-Adviser paid portfolio management fees to Ark of $48,365.


FORMER SUB-ADVISER FOR MIDCAP VALUE FUND. Cramer Rosenthal McGlynn, LLC (CRM) or its predecessor served as Sub-Adviser to the MidCap Value Fund through September 30, 1999. For the fiscal years ended June 30, 1999, 1998 and 1997, the Investment Manager paid portfolio management fees to CRM of $343,208, $339,347, and $193,080, respectively.

FORMER SUB-ADVISOR FOR SMALLCAP GROWTH FUND AND MIDCAP GROWTH FUND. Nicholas-Applegate Capital Management ("NACM") served as Sub-Adviser to SmallCap Growth Fund and MidCap Growth Fund through March 31, 2000. For the fiscal period of April 1, 1999 to June 30, 1999, the Investment Manager paid portfolio management fees to NACM of $157,474 with respect to the SmallCap Growth Fund and $105,229 with respect to the MidCap Growth Fund. Prior to May 24, 1999, NACM was the investment adviser of the Funds, and neither the Funds nor NACM paid portfolio management fees.

INVESTMENT ADVISER OF THE PRIMARY FUND. The Money Market Fund invests substantially all of its assets in the Primary Fund. The Primary Fund is managed by Reserve Management Company, Inc. Reserve Management Company, Inc. currently manages assets in excess of $5 billion and has over 27 years of investment experience. The Investment Management Agreement for the Primary Fund provides that Reserve Investment Management Company, Inc. shall not be liable for any error of judgment or mistake of law or for any loss suffered by a fund in connection with the matters to which the Agreement relates, except a loss resulting from the willful misfeasance, bad faith or gross negligence on the part of Reserve Management Company, Inc. or from reckless disregard by it of its duties and obligations thereunder. Reserve Management Company, Inc. may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

ADMINISTRATION


            Pilgrim Group, Inc. serves as Administrator for the Funds, pursuant to an Administrative Services Agreement with Equity Trust, Mayflower Trust, Pilgrim Mutual Funds, SmallCap Opportunities Fund and Growth Opportunities Fund. Subject to the supervision of the Board of Trustees, the Administrator provides the overall business management and administrative services necessary to the proper conduct of the Funds' business, except for those services performed by the Investment Manager under the Investment Advisory Agreements, the custodian for the Funds under the Custodian Agreements, the transfer agent for the Funds under the Transfer Agency Agreements, and such other service providers as may be retained by the Funds from time to time. The Administrator acts as liaison among these service providers to the Funds. The Administrator is also responsible for ensuring that the Funds operate in compliance with applicable legal requirements and for monitoring the Investment Manager for compliance with requirements under applicable law and with the investment policies and restrictions of the Funds. The Administrator is an affiliate of the Investment Manager.

     Prior to May 24, 1999, Pilgrim Mutual Funds had an Administration Agreement with Investment Company Administration ("ICA"), 4455 East Camelback Road, Suite 261-E, Phoenix, Arizona 85018. Pursuant to an Administration Agreement with
Pilgrim Mutual Funds, ICA was responsible for performing all administrative services required for the daily business operations of Pilgrim Mutual Funds, subject to the supervision of the Board of Trustees of Pilgrim Mutual Funds. For the fiscal years ended March 31, 1999 and 1998, ICA received aggregate compensation of $1,059,155 and $848,799, respectively, for all of the series of the Pilgrim Mutual Funds.

     Also, prior to May 24, 1999, Pilgrim Mutual Funds had an Administrative Services Agreement with NACM under which NACM was responsible for providing all administrative services which are not provided by ICA or by Pilgrim Mutual Funds' Distributor, transfer agents, accounting agents, independent accountants and legal counsel. For the fiscal years ended March 31, 1999 and 1998, NACM received aggregate compensation of $1,603,130 and $1,972,037, respectively, for all of the series of the Pilgrim Mutual Funds pursuant to the Administrative Services Agreement.

     The amounts of the advisory and administrative fees paid by each Fund for the fiscal years ended June 30, 1999, 1998, and 1997 were:

TOTAL ADVISORY AND ADMINISTRATIVE FEES PAID TO THE FUNDS WHICH COMPRISE THE BANK
        AND THRIFT FUND, ADVISORY FUNDS, INVESTMENT FUNDS, PILGRIM MUTUAL
              FUNDS,(1) AND THE GOVERNMENT SECURITIES INCOME FUND

                                                                 MARCH 31,                    MARCH 30,
                                                        ---------------------------   ---------------------------
                                        JUNE 30, 1999       1999           1999          1998           1998
                                        ADVISORY FEES   ADVISORY FEES   ADMIN. FEES   ADVISORY FEES   ADMIN. FEES
                                        -------------   -------------   -----------   -------------   -----------
International Core Growth Fund (4)       $ 253,063 00    $1,061,288      $173,481      $  308,562       $33,687
Worldwide Growth Fund(4)                   589,768        1,472,492       224,190       1,251,181       143,214
International SmallCap Growth Fund(4)      327,972        1,149,529       183,409         658,893        74,259
Emerging Countries Fund(4)                 716,000        3,476,180       384,714       2,790,216       353,322
LargeCap Growth Fund(4)                    115,161          178,627        95,257          32,530         2,326
MidCap Growth Fund(4)                      549,879        3,049,230       546,605       3,422,148       290,286
SmallCap Growth Fund(4)                    811,208        5,334,833       656,416       6,613,874       424,276
Convertible Fund(4)                        438,229        1,997,038       386,381       1,427,198       140,734
Balanced Fund(4)                            66,601          261,803       110,065         220,025        28,299
Strategic Income Fund(2)                    23,699          124,514        90,504          94,359        15,378
High Yield Fund II(4)                      132,246          466,926       113,645          36,505         5,938
Money Market Fund                            N/A              N/A            N/A            N/A            N/A

                                        JUNE 30, 1999   JUNE 30, 1998   JUNE 30, 1997
                                        ADVISORY FEES   ADVISORY FEES   ADVISORY FEES
                                        -------------   -------------   -------------
LargeCap Leaders Fund                    $  300,494      $  286,830      $  174,325
MidCap Value Fund                           670,780         678,816         250,512
Asia Pacific Equity Fund                    303,920         553,589         773,252
High Yield Fund                           2,176,246         977,868         332,032
Bank and Thrift Fund(3)                   5,893,806       2,446,063       2,361,103
MagnaCap Fund                             3,200,909       2,846,061       2,157,744
Government Securities Income Fund           189,816         144,487         170,619

----------
(1) Prior to the Reorganization, the Pilgrim Mutual Funds had not engaged the services of an investment adviser for the Trust's A, B, C and Institutional Portfolios because these portfolios invested all their assets in master funds of the Master Trust. Consequently, the amounts of the advisory fees reported below for the Pilgrim Mutual Funds were for services provided to the master funds of the Master Trust.
(2) Includes the advisory fees, fee reductions and expense reimbursements of the Government Income Fund, the assets and liabilities of which were assigned to and assumed by the Strategic Income Fund.
(3) Prior to October 17, 1997, the investor manager was paid management fees based on average weekly net assets. 1998 includes management fees for a six-month period ended June 30, 1998.
(4)  Reflects three month period from April 1, 1999 to June 30, 1999.

     TOTAL ADVISORY AND ADMINISTRATIVE FEES PAID TO THE FUNDS WHICH COMPRISE
             MAYFLOWER TRUST DURING THE FISCAL YEAR ENDED OCTOBER 31

                                     1999            1999           1998          1998            1997             1997
                                 ADVISORY FEES    ADMIN. FEES   ADVISORY FEES   ADMIN. FEES  ADVISORY FEES(1)  ADMIN. FEES(2)
                                 -------------    -----------   -------------   -----------  ----------------  --------------
Growth + Value Fund                $2,711,399      $358,875      $1,696,786      $169,679      $  538,291      $ 74,529
International Value Fund (3)        7,164,823       931,067       3,501,309       486,422         789,163       116,315
Emerging Markets Value Fund           145,031        20,184          45,079         4,508             N/A           N/A
Research Enhanced Index Fund(4)       690,257       122,493             N/A           N/A             N/A           N/A
High Total Return Fund II           1,877,964       308,071       1,470,229       196,031          68,888        14,025
High Total Return Fund              4,228,374       726,605       5,691,286       995,897       5,442,788       989,855

----------
(1) Does not reflect expense reimbursement of $99,612 for Emerging Markets Value Fund and $27,865 for High Total Return Fund II.
(2) Does not reflect expense reimbursement of $11,165 for Growth + Value Fund, $173,911 for International Value Fund or $105,669 for High Total Return Fund II.
(3) Prior to April 21, 1997, the International Value Fund was managed by Brandes Investment Partners L.P. The administrator for the Fund was the Investment Company Administration Corporation.
(4)  The Research Enhanced Index Fund commenced operations on December 30, 1998.



   TOTAL ADVISORY AND ADMINISTRATIVE FEES PAID TO THE FUNDS WHICH COMPRISE THE
     EQUITY TRUST, SMALLCAP OPPORTUNITIES FUND AND GROWTH OPPORTUNITIES FUND
                      DURING FISCAL YEAR ENDED DECEMBER 31



                                     1999            1999           1998          1998            1997             1997
                                 ADVISORY FEES    ADMIN. FEES   ADVISORY FEES   ADMIN. FEES  ADVISORY FEES(1)  ADMIN. FEES(2)
                                 -------------    -----------   -------------   -----------  ----------------  --------------
SmallCap Opportunities
 Fund(1)                             $_____         $_____       $2,033,840     $ 392,303      $2,341,067         $266,145
Mid-Cap Opportunities
 Fund(1),(2)                         $_____         $_____           73,797         7,380          N/A               N/A
Growth Opportunities
 Fund(1)                             $_____         $_____        1,541,921       239,970       1,412,949          136,648

----------
(1) Does not reflect expense reimbursement of $________ for the MidCap Opportunities Fund for the year ended December 31, 1999; expense reimbursement of $37,687 for the MidCap Opportunities Fund for the year ended December 31, 1998; and expense reimbursement of $10,635 for the Growth Opportunities Fund; for the year ended December 31, 1997.
(2)  The Mid-Cap Opportunities Fund commenced operations on August 20, 1998.

     During the fiscal years ended October 31, 1999, 1998, and 1997, the Funds listed below paid the following subadvisory fees:

            TOTAL SUBADVISORY FEES PAID DURING FISCAL YEAR OCTOBER 31

                                    1999         1998         1997
                                    ----         ----         ----
Growth + Value Fund              $1,355,700   $  998,812    $275,490
International Value Fund          3,582,411    1,750,654     288,604
Emerging Markets Value Fund(1)       56,232       26,985       N/A
Research-Enhanced Index Fund        199,666         N/A        N/A
----------
(1) For the period December 1, 1998 through February 28, 1999, Brandes Investment Partners, L.P. agreed to waive the subadvisory fee for Emerging Markets Value Fund.

     During the fiscal years ended December 31, 1999, 1998, and 1997, the SmallCap Opportunities Fund paid the following subadvisory fees:

        TOTAL SUBADVISORY FEES PAID DURING FISCAL YEAR ENDED DECEMBER 31

                                    1999            1998           1997
                                    ----            ----           ----
SmallCap Opportunities Fund     $__________       $789,408      $1,498,283

     During the fiscal years ended June 30, 1999, 1998, and 1997, the Investment Manager paid sub-advisory fees to the following:

          TOTAL SUBADVISORY FEES PAID DURING FISCAL YEAR ENDED JUNE 30

                                               1999       1998         1997
                                               ----       ----         ----
Asia-Pacific Equity Fund                    $121,638    $307,103     $221,487
International Core Growth Fund (1)(2)         19,830       N/A          N/A
Worldwide Growth Fund (1)(2)                 110,816       N/A          N/A
International SmallCap Growth Fund (1)(2)     58,033       N/A          N/A
Emerging Countries Fund (1)(2)               104,238       N/A          N/A
LargeCap Growth Fund (1)(2)                   33,219       N/A          N/A
MidCap Growth Fund (1)(2)                    105,229       N/A          N/A
SmallCap Growth Fund (1)(2)                  157,474       N/A          N/A
Convertible Fund  (1)(2)                     101,904       N/A          N/A
----------
(1) Prior to May 24, 1999, the funds were managed by Nicholas-Applegate and had no Sub-Advisor fees.
(2)  Reflects three month period between April 1, 1999 to June 30, 1999.

                          EXPENSE LIMITATION AGREEMENTS

     The Investment Manager entered into expense limitation agreements with the following Funds, pursuant to which the Investment Manager has agreed to waive or limit its fees. In connection with these arguments and certain U.S. tax requirements, the Investment Manager will assume other expenses so that the total annual ordinary operating expenses of the Funds (which excludes interest, taxes, brokerage commissions, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of each Fund's business, and expenses of any counsel or other persons or services retained by the Company's directors who are not "interested persons" (as defined in the 1940 Act) of the Investment Manager) do not exceed:

FUND                              CLASS A   CLASS B   CLASS C  CLASS M  CLASS Q
----                              -------   -------   -------  -------  -------
Asia-Pacific Equity Fund           2.00%     2.75%      N/A     2.50%     N/A
SmallCap Growth Fund               1.59%     2.24%     2.24%     N/A     1.49%
MidCap Growth Fund                 1.35%     2.00%     2.00%     N/A     1.25%
MidCap Value Fund                  1.75%     2.50%     2.50%    2.25%    1.75%
LargeCap Growth Fund               1.35%     2.00%     2.00%     N/A     1.25%
LargeCap Leaders Fund              1.75%     2.50%     2.50%    2.25%    1.75%
Convertible Fund                   1.33%     1.98%     1.98%     N/A     1.23%
Balanced Fund                      1.35%     2.00%     2.00%     N/A     1.25%
Strategic Income Fund              0.95%     1.35%     1.35%     N/A     0.85%
High Yield Fund II                 1.10%     1.75%     1.75%     N/A     1.00%
Emerging Countries Fund            2.00%     2.65%     2.65%     N/A     1.90%
Worldwide Growth Fund              1.65%     2.30%     2.30%     N/A     1.55%
International SmallCap
Growth Fund                        1.77%     2.42%     2.42%     N/A     1.67%
International Core Growth Fund     1.73%     2.38%     2.38%     N/A     1.63%
Money Market Fund                  1.25%     2.00%     2.00%     N/A      N/A
High Yield Fund                    1.10%     1.85%     1.85%    1.60%    1.10%

     Each Fund will at a later date reimburse the Investment Manager for management fees waived and other expenses assumed by the Investment Manager during the previous 36 months, but only if, after such reimbursement, the Fund's expense ratio does not exceed the percentage described above. The Investment Manager will only be reimbursed for fees waived or expenses assumed after the effective date of the expense limitation agreements. Nicholas-Applegate Capital Management will bear 50% of any fees waived and other expenses assumed pursuant to the expense limitation agreement with respect to any Fund for which it serves as sub-adviser, and will receive 50% of any recoupment amount with respect to such Funds.

     Each expense limitation agreement provides that these expense limitations shall continue until October 31, 2001. Thereafter, the agreement will automatically renew for one-year terms unless the Investment Manager provides written notice of the termination of the agreement to the Trust at least 30 days prior to the end of the then-current term. In addition, the agreement will terminate upon termination of the Investment Management Agreement, or it may be terminated by the Trust, without payment of any penalty, upon ninety (90) days' prior written notice to the Investment Manager at its principal place of business.

     For Pilgrim Mutual Funds (other than the Money Market Fund which is a new fund), prior to the expense limitation agreement described above, the Investment Manager voluntarily agreed to waive all or a portion of its fee and to reimburse operating expenses of the Advisory Funds, excluding distribution fees, interest, taxes, brokerage and extraordinary expenses, to 0.75%.

            The voluntary fee reductions are as follows:

                              JUNE 30               MARCH 31
                              -------   -------------------------------
FUND                          1999(1)   1999(1)       1998         1997
----                          -------   -------       ----         ----
SmallCap Growth Fund         $29,487    $518,164    $675,970    $  487,625
MidCap Growth Fund             1,010     301,613     591,684       652,932
LargeCap Growth Fund           4,314     154,098     132,912         5,199
Convertible Fund                   0     318,025     339,803       757,713
Balanced Fund                 12,611     132,033     182,871     1,122,862
Strategic Income Fund         31,139     232,922     419,604     1,148,587
High Yield Fund II            54,363     318,323     111,479        15,731
Emerging Countries Fund       69,001     816,718     628,044       811,357
Worldwide Growth Fund              0     242,660     381,568       980,833
International SmallCap
 Growth Fund                   3,405     168,199     389,240       851,489
International Core Growth
 Fund                         11,093     253,811     204,723        37,345

                                                   JUNE 30
                                         ----------------------------
                                         1999        1998        1997
                                         ----        ----        ----
LargeCap Leaders Fund                  $ 76,094    $151,645    $100,148
MidCap Value Fund                        21,944      21,934      49,495
Asia-Pacific Equity Fund                249,734     355,259     334,704
High Yield Fund                         441,770     269,351     219,739
----------
(1)  Reflects three month period from April 1, 1999 to June 30, 1999.

     The Investment Manager has entered into an expense limitation agreement with the High Yield Fund, pursuant to which the Investment Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual ordinary operating expenses of the Fund (which excludes interest, taxes, brokerage commissions, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of such Fund's business, and expenses of any counsel or other persons or services retained by the Company's directors who are not "interested persons" (as defined in the 1940 Act) of the Investment Manager) do not exceed the following ratios for the periods indicated:

PERIOD LIMIT APPLIES          CLASS A  CLASS B  CLASS C  CLASS M  CLASS Q
--------------------          -------  -------  -------  -------  -------
Through 12/31/1999             1.00%    1.75%    1.75%    1.50%    1.00%
From 1/1/2000 through
termination of Agreement       1.10%    1.85%    1.85%    1.60%    1.10%

     The High Yield Fund will at a later date reimburse the Investment Manager for management fees waived and other expenses assumed by the Investment Manager during the previous 36 months, but only if, after such reimbursement, the Fund's expense ratio does not exceed the percentage described above. The Investment Manager will only be reimbursed for fees waived or expenses assumed after the effective date of the expense limitation agreement.

     Prior to the expense limitation agreement described above, the Investment Manager voluntarily agreed to waive all or a portion of its fee and to reimburse operating expenses of the High Yield Fund, excluding distribution fees, interest, taxes, brokerage and extraordinary expenses, to 0.75%.

GOVERNMENT SECURITIES INCOME FUND. Pursuant to the terms of the Investment Management Agreement of the Government Securities Income Fund, the Investment Manager will reimburse the Fund to the extent that the gross operating costs and expenses, excluding any interest, taxes, brokerage commissions, amortization of organizational expenses, extraordinary expenses, and distribution (Rule 12b-1) fees on Class B and Class M shares in excess of an annual rate of .25% of the average daily net assets of these classes, exceed 1.50% of its average daily net asset value for the first $40 million of net assets and 1.00% of average daily net assets in excess of $40 million for any one fiscal year. This reimbursement policy cannot be changed unless the agreement is amended, which would require shareholder approval.

DISTRIBUTOR

     Shares of each Fund are distributed by Pilgrim Securities, Inc. ("Pilgrim Securities" or the "Distributor") pursuant to a Distribution Agreement between each Company and the Distributor. Each Distribution Agreement requires the Distributor to use its best efforts on a continuing basis to solicit purchases of shares of the Funds. Each Company and the Distributor have agreed to indemnify each other against certain liabilities. At the discretion of the Distributor, all sales charges may at times be reallowed to an authorized dealer ("Authorized Dealer"). If 90% or more of the sales commission is reallowed, such Authorized Dealer may be deemed to be an "underwriter" as that term is defined under the Securities Act of 1933, as amended. Each Distribution Agreement will remain in effect for two years and from year to year thereafter only if its continuance is approved annually by a majority of the Board of Directors who are not parties to such agreement or "interested persons" of any such party and must be approved either by votes of a majority of the Directors or a majority of the outstanding voting securities of the Company. See the Prospectus for information on how to purchase and sell shares of the Funds, and the charges and expenses associated with an investment. The sales charge retained by the Distributor and the commissions reallowed to selling dealers are not an expense of the Funds and have no effect on the net asset value of the Funds. The Distributor, like the Investment Manager, is a subsidiary of ReliaStar.

     For the fiscal year ended June 30, 1999, the Distributor received the following amounts in sales charges, after reallowance to Dealers in connection with rates of shares of Bank and Thrift Fund, Advisory Funds, Investment Funds, Mutual Funds, and Government Securities Income Fund: $871,391 with respect to Class A shares; $146,773 with respect to Class B shares; $14,263 with respect to Class C shares; and $42,420 with respect to Class M shares.

     For the fiscal year ended October 31, 1999, the Distributor received the following amounts in sales charges, after reallowance to Dealers, in connection with sales of shares of Mayflower Trust: $477,146 with respect to Class A shares; $6,055,717 with respect to Class B shares; and $247,753 with respect to Class C shares.


     For the fiscal year ended December 31, 1999, the Distributor (or Advest) received the following amounts in sales charges, after reallowance to Dealers in connection with sales of shares of SmallCap Opportunities Fund, Equity Trust, and Growth Opportunities Fund: with respect to Class A shares; $________ with respect to Class B shares; $________ with respect to Class C shares; and $_________ with respect to Class T shares.


                                RULE 12b-1 PLANS

     Each Company has a distribution plan pursuant to Rule 12b-1 under the 1940 Act applicable to most classes of shares offered by each Fund ("Rule 12b-1 Plans"). The Funds intend to operate the Rule 12b-1 Plans in accordance with their terms and the National Association of Securities Dealers, Inc. rules concerning sales charges. Under the Rule 12b-1 Plans, the Distributor may be entitled to payment each month in connection with the offering, sale, and shareholder servicing of Class A, Class B, Class C, Class M, Class Q shares and Class T in amounts as set forth in the following table. The Funds do not have a 12b-1 Plan with respect to the Institutional Class.

                                    FEES BASED ON AVERAGE DAILY NET ASSETS
                              --------------------------------------------------
NAME OF FUND                  CLASS A  CLASS B  CLASS C  CLASS M CLASS Q CLASS T
------------                  -------  -------  -------  ------- ------- -------
Asia-Pacific Equity Fund       0.25%    1.00%     N/A     0.75%   N/A      N/A
MidCap Value Fund              0.25%    1.00%    1.00%    0.75%   0.25%    N/A
LargeCap Leaders Fund          0.25%    1.00%    1.00%    0.75%   0.25%    N/A
MagnaCap Fund                  0.30%    1.00%    1.00%    0.75%   0.25%    N/A
High Yield Fund                0.25%    1.00%    1.00%    0.75%   0.25%    N/A
Bank and Thrift Fund           0.25%    1.00%    1.00%     N/A     N/A     N/A
Government Securities
  Income Fund                  0.25%    1.00%    1.00%    0.75%   0.25%    N/A
International Core
  Growth Fund                  0.35%    1.00%    1.00%     N/A    0.25%    N/A
Worldwide Growth Fund          0.35%    1.00%    1.00%     N/A    0.25%    N/A
International SmallCap
  Growth Fund                  0.35%    1.00%    1.00%     N/A    0.25%    N/A
Emerging Countries Fund        0.35%    1.00%    1.00%     N/A    0.25%    N/A
LargeCap Growth Fund           0.35%    1.00%    1.00%     N/A    0.25%    N/A
MidCap Growth Fund             0.35%    1.00%    1.00%     N/A    0.25%    N/A
SmallCap Growth Fund           0.35%    1.00%    1.00%     N/A    0.25%    N/A
Convertible Fund               0.35%    1.00%    1.00%     N/A    0.25%    N/A
Balanced Fund                  0.35%    1.00%    1.00%     N/A    0.25%    N/A
High Yield Fund II             0.35%    1.00%    1.00%     N/A    0.25%    N/A
Strategic Income Fund          0.35%    0.75%    0.75%     N/A    0.25%    N/A
Money Market Fund              0.25%    1.00%    1.00%     N/A    0.25%    N/A
SmallCap Opportunities Fund    0.30%    1.00%    1.00%     N/A     N/A    0.95%
Growth Opportunities Fund      0.30%    1.00%    1.00%     N/A     N/A    0.95%
MidCap Opportunities Fund      0.30%    1.00%    1.00%     N/A     N/A     N/A
Emerging Markets Value Fund    0.30%    1.00%    1.00%     N/A     N/A     N/A
Growth + Value Fund            0.30%    1.00%    1.00%     N/A     N/A     N/A
High Total Return Fund         0.30%    1.00%    1.00%     N/A     N/A     N/A
High Total Return Fund II      0.30%    1.00%    1.00%     N/A     N/A     N/A
International Value Fund       0.30%    1.00%    1.00%     N/A     N/A     N/A
Research Enhanced Index Fund   0.30%    1.00%    1.00%     N/A     N/A     N/A


     The Rule 12b-1 Plan for the Money Market Fund provides that the distribution fee is reduced by that amount, if any, paid to the Distributor or any affiliate of Distributor from the investment adviser or distributor of any investment company in which the Money Market Fund invests.

     These fees may be used to cover the expenses of the Distributor primarily intended to result in the sale of Class A, Class B, Class C, Class M, Class Q, and Class T shares of the Funds, including payments to dealers for selling shares of the Funds and for servicing shareholders of these classes of the Funds. Activities for which these fees may be used include: promotional activities; preparation and distribution of advertising materials and sales literature; expenses of organizing and conducting sales seminars; personnel costs and overhead of the Distributor; printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders; payments to dealers and others that provide shareholder services; interest on accrued distribution expenses; and costs of administering the Rule 12b-1 Plans. No more than 0.75% per annum of a Fund's average net assets may be used to finance distribution expenses, exclusive of shareholder servicing payments, and no Authorized Dealer may receive shareholder servicing payments in excess of 0.25% per annum of a Fund's average net assets held by the Authorized Dealer's clients or customers.


     Under the Rule 12b-1 Plans, ongoing payments will be made on a quarterly basis to Authorized Dealers for both distribution and shareholder servicing at rates that are based on the average daily net assets of shares that are registered in the name of that Authorized Dealer as nominee or held in a shareholder account that designates that Authorized Dealer as the dealer of record. The rates, on an annual basis, are as follows: 0.25% for Class A, 0.25% for Class B, 1.00% (.75% for Strategic Income Fund) for Class C, 0.65% (0.40% for Government Securities Income Fund and High Yield Fund) for Class M, 0.25% for Class and 0.15% - 0.95% for Class T. Rights to these ongoing payments begin to accrue in the 13th month following a purchase of Class A, B or C shares and in the 1st month following a purchase of Class M, and Class T Shares.

     The Distributor will be reimbursed for its actual expenses incurred under a Rule 12b-1 Plan with respect to Class A shares of MagnaCap Fund, High Yield Fund and Government Securities Income Fund. The Distributor has incurred costs and expenses with respect to Class A shares that may be reimbursable in future months or years in the amounts of $1,023,574 for MagnaCap Fund (0.30% of its net assets), $299,650 for High Yield Fund (0.25% of its net assets), and $64,135 for Government Securities Income Fund (0.25% of its net assets) as of June 30, 1999. With respect to Class A shares of each other Fund and Class B, Class C, Class M, Class Q, and Class T shares of each Fund that offers the class, the Distributor will receive payment without regard to actual distribution expenses it incurs. In the event a Rule 12b-1 Plan is terminated in accordance with its terms, the obligations of a Fund to make payments to the Distributor pursuant to the Rule 12b-1 Plan will cease and the Fund will not be required to make any payments for expenses incurred after the date the Plan terminates.


     In addition to providing for the expenses discussed above, the Rule 12b-1 Plans also recognize that the Investment Manager and/or the Distributor may use their resources to pay expenses associated with activities primarily intended to result in the promotion and distribution of the Funds' shares and other funds managed by the Investment Manager. In some instances, additional compensation or promotional incentives may be offered to dealers. Such compensation and incentives may include, but are not limited to, cash, merchandise, trips and financial assistance to dealers in connection with pre-approved conferences or seminars, sales or training programs for invited sales personnel, payment for travel expenses (including meals and lodging) incurred by sales personnel and members of their families, or other invited guests, to various locations for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more of the Funds or other funds managed by the Investment Manager and/or other events sponsored by dealers. In addition, the Distributor may, at its own expense, pay concessions in addition to those described above to dealers that satisfy certain criteria established from time to time by the Distributor. These conditions relate to increasing sales of shares of the Funds over specified periods and to certain other factors. These payments may, depending on the dealer's satisfaction of the required conditions, be periodic and may be up to (1) 0.30% of the value of the Funds' shares sold by the dealer during a particular period, and (2) 0.10% of the value of the Funds' shares held by the dealer's customers for more than one year, calculated on an annual basis.


     The Rule 12b-1 Plans have been approved by the Board of Directors of each Fund, including all of the Directors who are not interested persons of the Company as defined in the 1940 Act. Each Rule 12b-1 Plan must be renewed annually by the Board of Directors, including a majority of the Directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Directors be committed to the Directors who are not interested persons. Each Rule 12b-1 Plan and any distribution or service agreement may be terminated as to a Fund at any time, without any penalty, by such Directors or by a vote of a majority of the Fund's outstanding shares on 60 days written notice. The Distributor or any dealer or other firm may also terminate their respective distribution or service agreement at any time upon written notice.

     In approving each Rule 12b-1 Plan, the Board of Directors has determined that differing distribution arrangements in connection with the sale of new shares of a Fund is necessary and appropriate in order to meet the needs of different potential investors. Therefore, the Board of Directors, including those Directors who are not interested persons of the Company, concluded that, in the exercise of their reasonable business judgment and in light of their fiduciary duties, there is a reasonable likelihood that the Rule 12b-1 Plans as tailored to each class of each Fund, will benefit such Funds and their respective shareholders.

     Each Rule 12b-1 Plan and any distribution or service agreement may not be amended to increase materially the amount spent for distribution expenses as to a Fund without approval by a majority of the Fund's outstanding shares, and all material amendments to a Plan or any distribution or service agreement shall be approved by the Directors who are not interested persons of the Company, cast in person at a meeting called for the purpose of voting on any such amendment.

     The Distributor is required to report in writing to the Board of Directors at least quarterly on the monies reimbursed to it under each Rule 12b-1 Plan, as well as to furnish the Board with such other information as may be reasonably be requested in connection with the payments made under the Rule 12b-1 Plan in order to enable the Board to make an informed determination of whether the Rule 12b-1 Plan should be continued.

     During their fiscal year ended December 31, 1999, expenses incurred by the Distributor for distribution-related activities with respect to each class of shares of each Fund listed below were as follows:

DISTRIBUTION EXPENSES                         CLASS A   CLASS B   CLASS C
---------------------                         -------   -------   -------
SMALLCAP OPPORTUNITIES FUND

Salaries/Overides
Commissions Paid
Marketing, RMM, & Convention Expense
Total                                            $ -      $ -       $ -
MIDCAP OPPORTUNITIES FUND

Salaries/Overides
Commissions Paid                                 $ -      $ -       $ -
Marketing, RMM, & Convention Expense
Total                                             --       --        --
GROWTH OPPORTUNITIES FUND

Salaries/Overides
Commissions Paid                                 $ -      $ -       $ -
Marketing, RMM, & Convention Expense
Total                                             --

     Total distribution expenses incurred by the Distributor for the costs of promotion and distribution of each Fund's Class A, B, C and Q shares for the fiscal period ended June 30, 1999 were as follows:

DISTRIBUTION EXPENSES             CLASS A    CLASS B     CLASS C    CLASS Q
---------------------             -------    -------     -------    -------
INTERNATIONAL CORE GROWTH FUND    $    --    $    --    $     --    $    --
Advertising                            31         23          21         19
Printing                              595        437         391        364
Salaries & Commissions              8,279      6,084       5,450      5,065
Broker Servicing                    1,640       1205        1080       1003
Miscellaneous                         852        626         561        521
Total                              11,397      8,375       7,503      6,972
WORLDWIDE GROWTH FUND             $    --    $    --    $     --    $    --
Advertising                            77         31         282         16
Printing                            1,477        588       5,354        281
Salaries & Commissions             28,724     11,441     104,098      5,473
Broker Servicing                    4,075      1,623      14,767        776
Miscellaneous                       2,117        843       7,671        403
Total                              36,470     14,526     132,172      6,949
Int'l SmallCap Growth Fund        $    --    $    --    $     --    $    --
Advertising                            69         40          47         87
Printing                            1,319        755         886      1,666
Salaries & Commissions             14,673      8,409       9,859     18,531
Broker Servicing                    3,639      2,086       2,445      4,596
Miscellaneous                       1,891      1,084       1,270      2,388
Total                              21,591     12,374      14,507     27,268
EMERGING COUNTRIES FUND           $    --    $    --    $     --    $    --
Advertising                            98         47          72        129
Printing                            1,852        892       1,372      2,459
Salaries & Commissions             24,679     11,882      18,276     32,756
Broker Servicing                    5,110      2,460       3,784      6,782
Miscellaneous                       2,655      1,278       1,966      3,524
Total                              34,394     16,559      25,470     45,650
LARGECAP GROWTH FUND              $    --    $    --    $     --    $    --
Advertising                           112        175          75         29
Printing                            2,130      3,317       1,404        547
Salaries & Commissions             14,165     22,059       4,340      3,637
Broker Servicing                    5,874      9,148       3,873      1,508
Miscellaneous                       3,052      4,752       2,012        784
Total                              25,333     39,451      16,704      6,505
MIDCAP GROWTH FUND                $    --    $    --    $     --    $    --
Advertising                            31         22         176          8
Printing                              610        421       3,343        146
Salaries & Commissions             28,002     19,331     153,574      6,719
Broker Servicing                    1,682      1,161       9,223        403
Miscellaneous                         874        603       4,792        210
Total                              31,199     21,538     171,108      7,486
SMALLCAP GROWTH FUND              $    --    $    --    $     --    $    --
Advertising                            55         27         205          5
Printing                            1,045        503       3,891        100
Salaries & Commissions             42,184     20,319     157,025      4,024
Broker Servicing                    2,883      1,389      10,731        275
Miscellaneous                       1,498        721       5,575        143
Total                              47,665     22,959     177,427      4,547

DISTRIBUTION EXPENSES                         CLASS A   CLASS B   CLASS C
---------------------                         -------   -------   -------
CONVERTIBLE FUND                  $    --    $    --    $     --    $    --
Advertising                            61         54         186         11
Printing                            1,145      1,042       3,536        209
Salaries & Commissions             29,922     27,223      92,398      5,465
Broker Servicing                    3,158      2,874       9,753        577
Miscellaneous                       1,641      1,493       5,067        300
Total                              35,927     32,686     110,940      6,562
BALANCED FUND                     $    --    $    --    $     --    $    --
Advertising                            17         11          65         --
Printing                              314        214       1,253          6
Salaries & Commissions              5,824      3,973      23,259        114
Broker Servicing                      865        590       3,456         17
Miscellaneous                         449        307       1,795          9
Total                               7,469      5,095      29,828        146
HIGH YIELD FUND II                $    --    $    --    $     --    $    --
Advertising                            21         53          13          6
Printing                              409       1005         252        122
Salaries & Commissions              7,040     17,312       4,336      2,100
Broker Servicing                    1,127      2,771         694        336
Miscellaneous                         585      1,440         361        175
Total                               9,182     22,581       5,656      2,739
STRATEGIC INCOME FUND             $    --    $    --    $     --    $    --
Advertising                            16         30          47          1
Printing                              296        578         894         20
Salaries & Commissions              2,673      5,205       8,044        177
Broker Servicing                      818      1,593       2,462         54
Miscellaneous                         425        828       1,279         28
Total                               4,228      8,234      12,726        280
MONEY MARKET FUND
Advertising                           N/A        N/A         N/A        N/A
Printing                              N/A        N/A         N/A        N/A
Salaries & Commissions                N/A        N/A         N/A        N/A
Broker Servicing                      N/A        N/A         N/A        N/A
Miscellaneous                         N/A        N/A         N/A        N/A
Total                                 N/A        N/A         N/A        N/A

     During their fiscal year ended October 31, 1999,(1) expenses incurred by the Distributor for distribution-related activities with respect to each class of shares of each Fund listed below were as follows:


DISTRIBUTION EXPENSES                 CLASS A          CLASS B          CLASS C
---------------------                 -------          -------          -------
GROWTH + VALUE FUND                $       --         $     --       $       --
Salaries+Overides                     203,959          167,908          124,870
Commissions Paid                       15,711           10,417          250,545
Marketing, RMM, &
 Convention Expense                    84,432           85,651           74,640
Total                                 304,102          263,976          450,055
INTERNATIONAL VALUE FUND           $       --         $     --       $       --
Salaries/Overides                   1,522,722          299,846          545,963
Commissions Paid                      164,784            9,180        1,383,699
Marketing, RMM, &
 Convention Expense                   428,046          123,709          252,555
Total                               2,115,552          432,735        2,182,217
EMERGING MARKETS VALUE FUND        $       --         $     --       $       --
Salaries/Overides                      31,614            3,335           10,776
Commissions Paid                           97                0           25,987
Marketing, RMM, &
 Convention Expense                    11,726            4,064            7,233
Total                                  43,437            7,399           43,996
RESEARCH ENHANCED INDEX FUND       $       --         $     --       $       --
Salaries/Overides                     113,194          174,798          174,812
Commissions Paid                       69,413                0          702,009
Marketing, RMM, &
 Convention Expense                    72,991           63,238           77,189
Total                                 255,598          238,036          954,010
HIGH TOTAL RETURN FUND II          $       --         $     --       $       --
Salaries/Overides                      93,765          160,313           85,465
Commissions Paid                            0            8,678          122,294
Marketing, RMM, &
 Convention Expense                    62,566           83,993           55,091
Total                                 156,331          252,984          262,850
HIGH TOTAL RETURN FUND             $       --         $     --       $       --
Salaries/Overides                     303,005          309,315          106,423
Commissions Paid                       20,160           74,013          136,149
Marketing, RMM, &
 Convention Expense                   192,437          187,354           67,061
Total                                 515,602          570,682          309,633
----------
(1)  Information is only available as of September 30, 1999.

     Total distribution expenses incurred by the Distributor for the costs of promotion and distribution of each Fund's Class A, B, C, M, and Q shares for the fiscal year ended June 30, 1999 were as follows (the Funds did not offer Class C or Class Q shares until May 24, 1999, and certain Funds did not offer Class T shares until January 4, 2000):


DISTRIBUTION EXPENSES              CLASS A       CLASS B    CLASS C    CLASS M    CLASS Q
---------------------              -------       -------    -------    -------    -------
ASIA-PACIFIC EQUITY FUND        $       --    $       --    $   --    $     --    $    --
Advertising                            517           410       N/A         222        N/A
Printing                             9,692         7,790       N/A       4,235        N/A
Salaries & Commissions              63,457        51,008       N/A      27,727        N/A
Broker Servicing                    21,931        17,628       N/A       9,582        N/A
Miscellaneous                       10,467         8,415       N/A       4,574        N/A
Total                              106,058        85,251       N/A      46,340        N/A
MIDCAP VALUE FUND               $       --    $       --    $   --    $     --    $    --
Advertising                            517         1,111         2         490        N/A
Printing                             9,692        21,108        30        9320        N/A
Salaries & Commissions              63,457       226,491       320     100,011        N/A
Broker Servicing                    21,931        46,552        66      20,556        N/A
Miscellaneous                       10,467        20,008        27       8,835        N/A
Total                              106,058       315,270       445     139,212        N/A
LARGECAP LEADERS FUND           $       --    $       --    $   --    $     --    $    --
Advertising                            199           543       N/A         236        N/A
Printing                             3,783        10,312       N/A       4,490        N/A
Salaries & Commissions              38,736       105,585       N/A      45,970        N/A
Broker Servicing                     8,483        23,124       N/A      10,068        N/A
Miscellaneous                        3,935        10,726       N/A       4,670        N/A
Total                               55,136       150,290       N/A      65,434        N/A
MAGNACAP FUND                   $       --    $       --    $   --    $     --    $    --
Advertising                          7,519         2,431        12         659        N/A
Printing                           142,855        46,191       219      12,514        N/A
Salaries & Commissions           1,206,704       390,175     1,849     105,707        N/A
Broker Servicing                   319,208       103,212       489      27,962        N/A
Miscellaneous                      144,731        46,797       222      12,678        N/A
Total                            1,821,017       588,806     2,791     159,520        N/A
HIGH YIELD FUND                 $       --    $       --    $   --    $     --    $    --
Advertising                          3,296         7,012        18         947        N/A
Printing                            62,618       133,234       344      17,996        N/A
Salaries & Commissions             481,059     1,023,562     2,644     138,255        N/A
Broker Servicing                   115,540       245,838       635      33,206        N/A
Miscellaneous                       73,102       155,542       402      21,009        N/A
Total                              735,615     1,565,188     4,043     211,413        N/A
BANK AND THRIFT FUND            $       --    $       --    $   --    $     --    $    --
Advertising                          8,400         9,498       N/A         N/A        N/A
Printing                           159,602       180,455       N/A         N/A        N/A
Salaries & Commissions           1,080,995     1,222,226       N/A         N/A        N/A
Broker Servicing                   359,413       406,370       N/A         N/A        N/A
Miscellaneous                      171,147       193,507       N/A         N/A        N/A
Total                            1,779,557     2,012,056       N/A         N/A        N/A
GOV'T SECURITIES INCOME FUND    $       --    $       --    $   --    $     --    $    --
Advertising                            693           259         1          29        N/A
Printing                            13,169         4,922        22         543        N/A
Salaries & Commissions             102,076        38,150       174       4,212        N/A
Broker Servicing                    29,556        11,046        51       1,220        N/A
Miscellaneous                       13,718         5,127        24         566        N/A
Total                              159,212        59,504       272       6,570        N/A

     Prior to May 24, 1999, Pilgrim Mutual Funds had a Distribution Plan with respect to each Class of each Fund (other than the Money Market Fund) and a separate Shareholder Service Plan with respect to each Class of each Fund (other than the Money Market Fund). Under the Distribution Plan, NAS (the Distributor's predecessor) was entitled to payment each month in the following amounts: with respect to Class A shares at an annual rate of up to 0.10% of the average daily net assets of the Class A shares of a Fund; with respect to Class B shares at an annual rate of up to 0.75% of the average daily net assets of the Class B shares of a Fund; and with respect to Class C shares at an annual rate of up to 0.75% of the average daily net assets of the Class C shares of a Fund. The Distribution Plan did not apply to Class Q shares. Under the Distribution Plan, NAS was paid without regard to actual distribution expenses it incurred. The aggregate amounts earned by NAS pursuant to that Distribution Plan for the fiscal year ended June 30, 1999, were as follows:


        FUND NAME                                 12B-1 PAYMENTS
        ---------                                 --------------
        International Core Growth Fund            $  174,064
        Worldwide Growth Fund                        822,399
        International SmallCap Growth Fund           208,084
        Emerging Countries Fund                      549,129
        LargeCap Growth Fund                         102,429
        MidCap Growth Fund                         1,526,263
        SmallCap Growth Fund                       1,874,462
        Convertible Fund                           1,108,863
        Balanced Fund                                210,891
        Strategic Income Fund                         52,773
        High Yield Fund II                           411,227

     Under the Shareholder Service Plan for the Pilgrim Mutual Funds, NAS was entitled to payment each month in the following amounts: with respect to Class A shares at an annual rate of up to 0.25% of the average daily net assets of the Class A shares of a Fund; with respect to Class B shares at an annual rate of up to 0.25% of the average daily net assets of the Class B shares of a Fund; with respect to Class C shares at an annual rate of up to 0.25% of the average daily net assets of the Class C shares of a Fund; and with respect to Class Q shares at an annual rate of up to 0.25% of the average daily net assets of the Class Q shares of a Fund. Under the Shareholder Service Plan, NAS was paid only with respect to expenses actually incurred. If expenses incurred by NAS exceeded the amount of the shareholder service fee in a particular month, the excess amount would be carried forward and recovered in a future period if NAS's actual expenses were less than the shareholder service fee. However, effective May 24, 1999, the Funds were no longer responsible for those excess amounts.

SHAREHOLDER SERVICING AGENT

     Pilgrim Group, Inc. serves as Shareholder Servicing Agent for the Funds. The Shareholder Servicing Agent is responsible for responding to written and telephonic inquiries from shareholders. Each Fund pays the Shareholder Servicing Agent a monthly fee on a per-contact basis, based upon incoming and outgoing telephonic and written correspondence.

OTHER EXPENSES

     In addition to the management fee and other fees described previously, each Fund pays other expenses, such as legal, audit, transfer agency and custodian out-of-pocket fees, proxy solicitation costs, and the compensation of Directors who are not affiliated with the Investment Manager. Most Fund expenses are allocated proportionately among all of the outstanding shares of that Fund. However, the Rule 12b-1 Plan fees for each class of shares are charged proportionately only to the outstanding shares of that class.

                     SUPPLEMENTAL DESCRIPTION OF INVESTMENTS

     Some of the different types of securities in which the Funds may invest, subject to their respective investment objectives, policies and restrictions, are described in the Prospectus under "The Funds," "Investment Objectives and Policies," and "Investment Practices and Risk Considerations." Additional information concerning the characteristics and risks of certain of the Funds' investments are set forth below. There can be no assurance that any of the Funds will achieve their investment objectives. References to the Money Market Fund include investments by the Primary Fund in which it invests.

TEMPORARY DEFENSIVE AND OTHER SHORT-TERM POSITIONS

     Each Fund's assets (other than the Money Market Fund whose investments are typically short-term) may be invested in certain short-term, high-quality debt instruments (and, in the case of Bank and Thrift Fund, investment grade debt instruments) and in U.S. Government securities for the following purposes: (i) to meet anticipated day-to-day operating expenses; (ii) pending the Investment Manager's or Sub-Adviser's ability to invest cash inflows; (iii) to permit the Fund to meet redemption requests; and (iv) for temporary defensive purposes. A Fund for which the investment objective is capital appreciation may also invest in such securities if the Fund's assets are insufficient for effective investment in equities.

     Although it is expected that each Fund will normally be invested consistent with its investment objectives and policies, the short-term instruments in which a Fund (except Government Securities Income Fund) may invest include: (i) short-term obligations of the U.S. Government and its agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities; (iii) commercial paper, including master notes; (iv) bank obligations, including certificates of deposit, time deposits and bankers' acceptances; and (v) repurchase agreements. LargeCap Leaders Fund, MidCap Value Fund and Asia-Pacific Equity Fund may also invest in long-term U.S. Government securities and money market funds, while Asia-Pacific Equity Fund may invest in short-term obligations of foreign governments and their agencies, instrumentalities, authorities, or political subdivisions. The short-term instruments in which Government Securities Income Fund may invest include short-term U.S. Government securities and repurchase agreements on U.S. Government securities. The Funds will normally invest in short-term instruments that do not have a maturity of greater than one year.

COMMON STOCK, CONVERTIBLE SECURITIES AND OTHER EQUITY SECURITIES

     Each Fund (other than Government Securities Income Fund and the Money Market Fund) may invest in common stocks, which represent an equity (ownership) interest in a company. This ownership interest generally gives a Fund the right to vote on issues affecting the company's organization and operations. Such investments will be diversified over a cross-section of industries and individual companies. For Funds other than the LargeCap Growth Fund, some of these companies will be organizations with market capitalizations of $500 million or less or companies that have limited product lines, markets and financial resources and are dependent upon a limited management group. Examples of possible investments include emerging growth companies employing new technology, cyclical companies, initial public offerings of companies offering high growth potential, or other corporations offering good potential for high growth in market value. The securities of such companies may be subject to more abrupt or erratic market movements than larger, more established companies both because the securities typically are traded in lower volume and because the issuers typically are subject to a greater degree to changes in earnings and prospects.

     Each Fund (other than the Money Market Fund) may also buy other types of equity securities such as convertible securities, preferred stock, and warrants or other securities that are exchangeable for shares of common stock. A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, a Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while investing at a better price than may be available on the common stock or obtaining a higher fixed rate of return than is available on common stocks. The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The credit standing of the issuer and other factors may also affect the investment value of a convertible security. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value.

     The market value of convertible debt securities tends to vary inversely with the level of interest rates. The value of the security declines as interest rates increase and increases as interest rates decline. Although under normal market conditions longer term debt securities have greater yields than do shorter term debt securities of similar quality, they are subject to greater price fluctuations. A convertible security may be subject to redemption at the option of the issuer at a price established in the instrument governing the convertible security. If a convertible security held by a Fund is called for redemption, the Fund must permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Rating requirements do not apply to convertible debt securities purchased by the Funds because the Funds purchase such securities for their equity characteristics.

     As a matter of operating policy, each fund which comprises the Pilgrim Mutual Funds will invest no more than 5% of its net assets in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment therein).

     Each fund which comprises the Pilgrim Mutual Funds (other than the Money Market Fund) may invest in "synthetic" convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a fund may purchase a non-convertible debt security and a warrant or option, which enables the fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A Fund only invests in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or "A" or higher by S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

     The MidCap Value Fund will invest substantially all of its assets, and LargeCap Leaders Fund, Asia-Pacific Equity Fund, and Bank and Thrift Fund may invest, in the equity securities of certain midcap companies. Midcap companies will tend to be smaller, more emerging companies and investment in these companies may involve greater risk than is customarily associated with
securities  of  larger,  more  established   companies.   Midcap  companies  may
experience relatively higher growth rates and higher failure rates than do larger companies. The trading volume of securities of midcap companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them rise more in response to buying demand and fall more in response to selling pressure than is the case with larger companies.

PREFERRED STOCK

     Each Fund (other than the Money Market Fund) may invest in preferred stock. Preferred stock, unlike common stock, offers a stated dividend rate payable from a corporation's earnings. Such preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

EURODOLLAR CONVERTIBLE SECURITIES

     Each fund which comprises the Pilgrim Mutual Funds (other than the Money Market Fund) may invest in Eurodollar convertible securities, which are fixed-income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar securities are payable in U.S. dollars outside of the United States. The Funds may invest without limitation in Eurodollar convertible securities that are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies. The Funds may also invest up to 15% of its total assets invested in convertible securities, taken at market value, in Eurodollar convertible securities that are convertible into foreign equity securities which are not listed, or represented by ADRs listed, on such exchanges.

EURODOLLAR AND YANKEE DOLLAR INSTRUMENTS

     Each fund which comprises the Pilgrim Mutual Funds may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar denominated bonds issued in the U.S. by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers. See "Foreign Investment Considerations."

SECURITIES OF BANKS AND THRIFTS

     The Bank and Thrift Fund invests primarily in equity securities of banks and thrifts. A `money center bank' is a bank or bank holding company that is typically located in an international financial center and has a strong international business with a significant percentage of its assets outside the United States. "Regional banks" are banks and bank holding companies which provide full service banking, often operating in two or more states in the same geographic area, and whose assets are primarily related to domestic business. Regional banks are smaller than money center banks and also may include banks conducting business in a single state or city and banks operating in a limited number of states in one or more geographic regions. The third category which constitutes the majority in number of banking organizations are typically smaller institutions that are more geographically restricted and less well-known than money center banks or regional banks and are commonly described as "community banks".

     The Bank and Thrift Fund may invest in the securities of banks or thrifts that are relatively smaller, engaged in business mostly within their geographic region, and are less well-known to the general investment community than money center and larger regional banks. The shares of depository institutions in which the Fund may invest may not be listed or traded on a national securities exchange or on the National Association of Securities Dealers Automated Quotation System ("NASDAQ"); as a result there may be limitations on the Fund's ability to dispose of them at times and at prices that are most advantageous to the Fund.

     The profitability of banks and thrifts is largely dependent upon interest rates and the resulting availability and cost of capital funds over which these concerns have limited control, and, in the past, such profitability has shown significant fluctuation as a result of volatile interest rate levels. In addition, general economic conditions are important to the operations of these concerns, with exposure to credit losses resulting from financial difficulties of borrowers.

     Changes in state and Federal law are producing significant changes in the banking and financial services industries. Deregulation has resulted in the diversification of certain financial products and services offered by banks and financial services companies, creating increased competition between them. In addition, state and federal legislation authorizing interstate acquisitions as well as interstate branching has facilitated the increasing consolidation of the banking and thrift industries. Although regional banks involved in intrastate and interstate mergers and acquisitions may benefit from such regulatory changes, those which do not participate in such consolidation may find that it is increasingly difficult to compete effectively against larger banking combinations. Proposals to change the laws and regulations governing banks and companies that control banks are frequently introduced at the federal and state levels and before various bank regulatory agencies. The likelihood of any changes and the impact such changes might have are impossible to determine.

     The last few years have seen a significant amount of regulatory and legislative activity focused on the expansion of bank powers and diversification of services that banks may offer. These expanded powers have exposed banks to well-established competitors and have eroded the distinctions between regional banks, community banks, thrifts and other financial institutions.

     The thrifts in which the Bank and Thrift Fund invests generally are subject to the same risks as banks discussed above. Such risks include interest rate changes, credit risks, and regulatory risks. Because thrifts differ in certain respects from banks, however, thrifts may be affected by such risks in a different manner than banks. Traditionally, thrifts have different and less diversified products than banks, have a greater concentration of real estate in their lending portfolio, and are more concentrated geographically than banks. Thrifts and their holding companies are subject to extensive government regulation and supervision including regular examinations of thrift holding companies by the Office of Thrift Supervision (the "OTS"). Such regulations have undergone substantial change since the 1980's and will probably change in the next few years.

SHORT-TERM INVESTMENTS

     The Funds may invest in the following securities and instruments:

BANK CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND TIME DEPOSITS. The Funds may acquire certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Funds will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S.
Government. The Primary Institutional Fund in which the Money Market Fund invests substantially all of its assets, requires that the foreign banks whose obligations it acquires have capital, surplus and undivided profits of $25 billion.

     A Fund holding instruments of foreign banks or financial institutions may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. See "Foreign Investments" below. Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry. Federal and state laws and regulations require domestic banks to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that a Fund may acquire.

     In addition to purchasing certificates of deposit and bankers' acceptances, to the extent permitted under their respective investment objectives and policies stated above and in their Prospectuses, the Funds may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

SAVINGS ASSOCIATION OBLIGATIONS. The Funds that comprise the Pilgrim Mutual Funds may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

COMMERCIAL PAPER, SHORT-TERM NOTES AND OTHER CORPORATE OBLIGATIONS. The Funds may invest a portion of their assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

     Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher (A-1 for the Primary Institutional Fund in which the Money Market Fund invests substantially all of its assets) by S&P, "Prime-l" or "Prime-2" by Moody's (Prime-1 for the Primary Institutional Fund in which the Money Market Fund invests substantially all of its assets), or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Investment Manager or Sub-Adviser to be of comparable quality. These rating symbols are described in Appendix A.

     Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper. While such obligations generally have maturities of ten years or more, the Funds (other than Money Market Fund) may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated "AA" or higher by S&P or "Aa" or higher by Moody's.

U.S. GOVERNMENT SECURITIES

     The Funds may invest in U.S. Government securities which include instruments issued by the U.S. Treasury, such as bills, notes and bonds. These instruments are direct obligations of the U.S. Government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. In addition, U.S. Government securities include securities issued by instrumentalities of the U.S. Government, such as the Government National Mortgage Association, which are also backed by the full faith and credit of the United States. Also included in the category of U.S. Government securities are instruments issued by instrumentalities established or sponsored by the U.S. Government, such as the Student Loan Marketing Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. While these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities, although under certain conditions certain of these authorities may borrow from the U.S. Treasury. In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitment. Each Fund will invest in securities of such agencies or instrumentalities only when the Sub-Adviser is satisfied that the credit risk with respect to any instrumentality is comparable to the credit risk of U.S. government securities backed by the full faith and credit of the United States.

MUNICIPAL SECURITIES

     The Funds that comprise the Pilgrim Mutual Funds (other than the Money Market Fund) may invest in debt obligations issued by state and local governments, territories and possessions of the U.S., regional government authorities, and their agencies and instrumentalities ("municipal securities"). Municipal securities include both notes (which have maturities of less than one year) and bonds (which have maturities of one year or more) that bear fixed or variable rates of interest.

     In general, "municipal securities" debt obligations are issued to obtain funds for a variety of public purposes, such as the construction, repair, or improvement of public facilities including airports, bridges, housing, hospitals, mass transportation, schools, streets, water and sewer works. Municipal securities may be issued to refinance outstanding obligations as well as to raise funds for general operating expenses and lending to other public institutions and facilities.

     The two principal classifications of municipal securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Characteristics and methods of enforcement of general obligation bonds vary according to the law applicable to a particular issuer, and the taxes that can be levied for the payment of debt service may be limited or unlimited as to rates or amounts of special assessments. Revenue securities are payable only from the revenues derived from a particular facility, a class of facilities or, in some cases, from the proceeds of a special excise tax. Revenue bonds are issued to finance a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund the assets of which may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and collateralized mortgages, and the net revenues from housing or other public projects. Some authorities are provided further security in the form of a state's assistance (although without obligation) to make up deficiencies in the debt service reserve fund.

     The Funds may purchase insured municipal debt in which scheduled payments of interest and principal are guaranteed by a private, non-governmental or governmental insurance company. The insurance does not guarantee the market value of the municipal debt or the value of the shares of the Fund.

     Securities of issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Reform Act of 1978. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Furthermore, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.

MORAL OBLIGATION SECURITIES

     Municipal securities may include "moral obligation" securities which are usually issued by special purpose public authorities. If the issuer of moral obligation bonds cannot fulfill its financial responsibilities from current revenues, it may draw upon a reserve fund, the restoration of which is moral commitment but not a legal obligation of the state or municipality which created the issuer.

INDUSTRIAL DEVELOPMENT AND POLLUTION CONTROL BONDS

     The Funds that comprise the Pilgrim Mutual Funds (other than the Money Market Fund) may invest in tax-exempt industrial development bonds and pollution control bonds which, in most cases, are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

MUNICIPAL LEASE OBLIGATIONS

     The Funds that comprise the Pilgrim Mutual Funds (other than the Money Market Fund) may invest in lease obligations or installment purchase contract obligations of municipal authorities or entities ("municipal lease obligations"). Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payment due under the lease obligation. A Fund may also purchase "certificates of participation," which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although
"non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult. In addition, these securities represent a relatively new type of financing, and certain lease obligations may therefore be considered to be illiquid securities.

     The Funds will attempt to minimize the special risks inherent in municipal lease obligations and certificates of participation by purchasing only lease obligations which meet the following criteria: (1) rated A or better by at least one nationally recognized securities rating organization; (2) secured by payments from a governmental lessee which has actively traded debt obligations;
(3) determined by the Investment Manager or Sub-Adviser to be critical to the lessee's ability to deliver essential services; and (4) contain legal features which the Investment Manager or Sub-Adviser deems appropriate, such as covenants to make lease payments without the right of offset or counterclaim, requirements for insurance policies, and adequate debt service reserve funds.

SHORT-TERM MUNICIPAL OBLIGATIONS

     The Funds that comprise the Pilgrim Mutual Funds (other than the Money Market Fund) may invest in short-term municipal obligations. These securities include the following:

TAX ANTICIPATION NOTES are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes. They are usually general obligations of the issuer, secured by the taxing power of the municipality for the payment of principal and interest when due.

REVENUE ANTICIPATION NOTES are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program. They also are usually general obligations of the issuer.

BOND ANTICIPATION NOTES normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the notes.

CONSTRUCTION LOAN NOTES are sold to provide construction financing for specific projects. After successful completion and acceptance, many projects receive permanent financing through the Federal National Mortgage Association or the Government National Mortgage Association.

SHORT-TERM DISCOUNT NOTES (tax-exempt commercial paper) are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.

VARIABLE AND FLOATING RATE INSTRUMENTS

     The Funds that comprise the Pilgrim Mutual Funds (other than the Money Market Fund) may acquire variable and floating rate instruments. Credit rating agencies frequently do not rate such instruments; however, the Investment Manager or Sub-Adviser will determine what unrated and variable and floating rate instruments are of comparable quality at the time of the purchase to rated instruments eligible for purchase by the Fund. An active secondary market may not exist with respect to particular variable or floating rate instruments purchased by a Fund. The absence of such an active secondary market could make it difficult for the Fund to dispose of the variable or floating rate instrument involved in the event of the issuer of the instrument defaulting on its payment obligation or during periods in which the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss to the extent of the default. Variable and floating rate instruments may be secured by bank letters of credit.

INDEX AND CURRENCY-LINKED SECURITIES

     The Funds that comprise the Pilgrim Mutual Funds (other than the Money Market Fund) may invest in "index-linked" or "commodity-linked" notes, which are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S&P 500 Index or a weighted index of commodity futures such as crude oil, gasoline and natural gas. The Funds may also invest in "equity linked" and "currency-linked" debt securities. At maturity, the principal amount of an equity-linked debt security is exchanged for common stock of the issuer or is payable in an amount based on the issuer's common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

     Index and currency-linked securities are derivative instruments which may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by the Investment Manager or Sub-Adviser. Markets, underlying securities and indexes may move in a direction that was not anticipated by the Investment Manager or Sub-Adviser. Performance of the derivatives may be influenced by interest rate and other market changes in the U.S. and abroad. Certain derivative instruments may be illiquid. See "Illiquid Securities" below.

CORPORATE DEBT SECURITIES

     Each Fund may invest in corporate debt securities. Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities. The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of a corporate debt security will generally increase when interest rates decline, and decrease when interest rates rise. There is also the risk that the issuer of a debt security will be unable to pay interest or principal at the time called for by the instrument. Investments in corporate debt securities that are rated below investment grade are described in "High Yield Securities" below.

            Debt obligations that are deemed investment grade carry a rating of at least Baa from Moody's or BBB from Standard and Poor's, or a comparable rating from another rating agency or, if not rated by an agency, are determined by the Investment Adviser to be of comparable quality. Bonds rated Baa or BBB have speculative characteristics and changes in economic circumstances are more likely to lead to a weakened capacity to make interest and principal payments than higher rated bonds. The Primary Fund in which the Money Market Fund invests will invest only in corporate debt securities rated A-1 or above.

RISKS OF INVESTING IN DEBT SECURITIES

     There are a number of risks generally associated with an investment in debt securities (including convertible securities). Yields on short, intermediate, and long-term securities depend on a variety of factors, including the general condition of the money and bond markets, the size of a particular offering, the maturity of the obligation, and the rating of the issue. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with short maturities and lower yields.

     Securities with ratings below "Baa" and/or "BBB" are commonly referred to as "junk bonds." These bonds are subject to greater market fluctuations and risk of loss of income and principal than higher rated bonds for a variety of reasons, including the following:

SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES. The economy and interest rates affect high yield securities differently from other securities. For example, the prices of high yield bonds have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaults, a Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield bonds and the Funds' asset values.

PAYMENT EXPECTATIONS. High yield bonds present certain risks based on payment expectations. For example, high yield bonds may contain redemption and call provisions. If an issuer exercises these provisions in a declining interest rate market, a Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high yield bond's value will decrease in a rising interest rate market, as will the value of the Fund's assets. If a Fund experiences unexpected net redemptions, it may be forced to sell its high yield bonds without regard to their investment merits, thereby decreasing the asset base upon which the Fund's expenses can be spread and possibly reducing the Fund's rate of return.

LIQUIDITY AND VALUATION. To the extent that there is no established retail secondary market, there may be thin trading of high yield bonds, and this may impact the Investment Manager's or Sub-Adviser's ability to accurately value high yield bonds and the Funds' assets and hinder the Funds' ability to dispose of the bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market.

CREDIT RATINGS. Credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. The rating of an issuer is also heavily weighted by past developments and does not necessarily reflect probable future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated. Also, since credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, the Investment Manager or Sub-Adviser must monitor the issuers of high yield bonds in the Funds' portfolios to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the bonds' liquidity so the Funds can meet redemption requests.

BANKING INDUSTRY OBLIGATIONS

     Each Fund may invest in banking industry obligations, including certificates of deposit, bankers' acceptances, and fixed time deposits. The Funds will not invest in obligations issued by a bank unless (i) the bank is a U.S. bank and a member of the FDIC and (ii) the bank has total assets of at least $1 billion (U.S.) or, if not, the Fund's investment is limited to the FDIC-insured amount of $100,000.

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS

     In order to secure prices or yields deemed advantageous at the time, the Funds may purchase or sell securities on a when-issued or a delayed-delivery basis generally 15 to 45 days after the commitment is made. The Funds will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage. In such transactions, delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by, and no interest accrues to, the Fund prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of securities purchased on a when-issued or a delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. Similarly, the sale of securities for delayed-delivery can involve the risk that the prices available in the market when delivery is made may actually be higher than those obtained in the transaction itself. Each Fund will establish a segregated account with the Custodian consisting of cash and/or liquid assets in an amount equal to the amount of its when-issued and delayed-delivery commitments which will be "marked to market" daily. Each Fund will only make commitments to purchase such securities with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. A Fund may not purchase when issued securities or enter into firm commitments, if as a result, more than 15% of the Fund's net assets would be segregated to cover such securities.

     When the time comes to pay for the securities acquired on a delayed delivery basis, a Fund will meet its obligations from the available cash flow, sale of the securities held in the segregated account, sale of other securities or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). Depending on market conditions, the Funds could experience fluctuations in share price as a result of delayed delivery or when-issued purchases.

HIGH YIELD SECURITIES


     The High Yield Fund, High Total Return Fund II, and High Total Return Fund each may invest in high yield securities, which are debt securities that are rated lower than Baa by Moody's Investors Service or BBB by Standard & Poor's Corporation, or of comparable quality if unrated.


     High yield securities often are referred to as "junk bonds" and include certain corporate debt obligations, higher yielding preferred stock and mortgage-related securities, and securities convertible into the foregoing. Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk.

     High yield securities are not considered to be investment grade. They are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. Also, their yields and market values tend to fluctuate more than higher-rated securities. Fluctuations in value do not affect the cash income from the securities, but are reflected in a Fund's net asset value. The greater risks and fluctuations in yield and value occur, in part, because investors generally perceive issuers of lower-rated and unrated securities to be less creditworthy.

     The yields earned on high yield securities generally are related to the quality ratings assigned by recognized rating agencies. The following are excerpts from Moody's description of its bond ratings: Ba -- judged to have speculative elements; their future cannot be considered as well assured. B -- generally lack characteristics of a desirable investment. Caa -- are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca -- speculative in a high degree; often in default. C -- lowest rate class of bonds; regarded as having extremely poor prospects. Moody's also applies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking towards the lower end of the category. The following are excerpts from S&P's description of its bond ratings: BB, B, CCC, CC, C -- predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation; BB indicates the lowest degree of speculation and C the highest. D -- in payment default. S&P applies indicators `+,' no character, and `+' to its rating categories. The indicators show relative standing within the major rating categories.

     Certain securities held by a Fund may permit the issuer at its option to call, or redeem, its securities. If an issuer were to redeem securities held by a Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

     The medium- to lower-rated and unrated securities in which the Fund invests tend to offer higher yields than those of other securities with the same maturities because of the additional risks associated with them. These risks include:

HIGH YIELD BOND MARKET. A severe economic downturn or increase in interest rates might increase defaults in high yield securities issued by highly leveraged companies. An increase in the number of defaults could adversely affect the value of all outstanding high yield securities, thus disrupting the market for such securities.

SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES. High yield securities are more sensitive to adverse economic changes or individual corporate developments but less sensitive to interest rate changes than are Treasury or investment grade bonds. As a result, when interest rates rise, causing bond prices to fall, the value of high yield debt bonds tend not to fall as much as Treasury or investment grade corporate bonds. Conversely when interest rates fall, high yield bonds tend to underperform Treasury and investment grade corporate bonds because high yield bond prices tend not to rise as much as the prices of these bonds.

     The financial stress resulting from an economic downturn or adverse corporate developments could have a greater negative effect on the ability of issuers of high yield securities to service their principal and interest payments, to meet projected business goals and to obtain additional financing than on more creditworthy issuers. Holders of high yield securities could also be at greater risk because high yield securities are generally unsecured and subordinate to senior debt holders and secured creditors. If the issuer of a High Yield Security owned by the Funds defaults, the Funds may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield securities and the Funds' net asset value. Furthermore, in the case of high yield securities structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more speculative and volatile than securities which pay in cash.

PAYMENT EXPECTATIONS. High yield securities present risks based on payment expectations. For example, high yield securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Funds may have to replace the security with a lower yielding security, resulting in a decreased return for investors. Also, the value of high yield securities may decrease in a rising interest rate market. In addition, there is a higher risk of non-payment of interest and/or principal by issuers of high yield securities than in the case of investment grade bonds.

LIQUIDITY AND VALUATION RISKS. Lower-rated bonds are typically traded among a smaller number of broker-dealers rather than in a broad secondary market. Purchasers of high yield securities tend to be institutions, rather than individuals, a factor that further limits the secondary market. To the extent that no established retail secondary market exists, many high yield securities may not be as liquid as Treasury and investment grade bonds. The ability of a Fund's Board of Directors to value or sell high yield securities will be adversely affected to the extent that such securities are thinly traded or illiquid. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities more than other securities, especially in a thinly-traded market. To the extent the Funds owns illiquid or restricted high yield securities, these securities may involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties. At times of less liquidity, it may be more difficult to value high yield securities because this valuation may require more research, and elements of judgment may play a greater role in the valuation since there is less reliable, objective data available.

TAXATION. Special tax considerations are associated with investing in high yield securities structured as zero coupon or pay-in-kind securities. The Funds report the interest on these securities as income even though it receives no cash interest until the security's maturity or payment date.

LIMITATIONS OF CREDIT RATINGS. The credit ratings assigned to high yield securities may not accurately reflect the true risks of an investment. Credit ratings typically evaluate the safety of principal and interest payments, rather than the market value risk of high yield securities. In addition, credit agencies may fail to adjust credit ratings to reflect rapid changes in economic or company conditions that affect a security's market value. Although the ratings of recognized rating services such as Moody's and S&P are considered, the Investment Manager primarily relies on its own credit analysis, which includes a study of existing debt, capital structure, ability to service debts and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. Thus, the achievement of the Funds' investment objective may be more dependent on the Investment Manager's own credit analysis than might be the case for a fund which invests in higher quality bonds. The Investment Manager continually monitors the investments in the Funds' portfolio and carefully evaluates whether to dispose of or retain high yield securities whose credit ratings have changed. The Funds may retain a security whose rating has been changed.

CONGRESSIONAL PROPOSALS. New laws and proposed new laws may have a negative impact on the market for high yield securities. As examples, recent legislation requires federally-insured savings and loan associations to divest themselves of their investments in high yield securities and pending proposals are designed to limit the use of, or tax and eliminate other advantages of, high yield securities. Any such proposals, if enacted, could have a negative effect on the Funds' net asset values.

DERIVATIVES

     The Funds may invest in derivative instruments. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Types of derivatives include options, futures contracts, options on futures and forward contracts. Derivative Instruments may be used for a variety of reasons, including to enhance return, hedge certain market risks, or provide a substitute for purchasing or selling particular securities. Derivatives may provide a cheaper, quicker or more specifically focused way for the Fund to invest than "traditional" securities would.

     Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular Derivative and the portfolio as a whole. Derivatives permit a Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.

     Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter Derivatives. Exchange-traded Derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such Derivatives. This guarantee usually is supported by a daily payment system (I.E., margin requirements) operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with Derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter Derivatives. Therefore, each party to an over-the-counter Derivative bears the risk that the counterparty will default. Accordingly, the Funds will consider the creditworthiness of counterparties to over-the-counter Derivatives in the same manner as they would review the credit quality of a security to be purchased by a Fund. Over-the-counter Derivatives are less liquid than exchange-traded Derivatives since the other party to the transaction may be the only investor with sufficient understanding of the Derivative to be interested in bidding for it. In the case of the MidCap Value Fund, LargeCap Leaders Fund and Asia-Pacific Equity Fund, it is expected that derivatives will not ordinarily be used for any of the Funds, but a Fund may make occasional use of certain derivatives for hedging. For example, MidCap Value Fund, LargeCap Leaders Fund and Asia-Pacific Equity Fund may purchase put options to attempt to preserve the value of securities that it holds, which it could do by exercising the option if the price of the security falls below the `strike price' for the option. The Advisory Funds will not engage in any other type of options transactions.

MORTGAGE-RELATED SECURITIES


     The Government Securities Income Fund may invest up to 100% of its assets and High Yield Fund may invest up to 35% of its assets in certain types of mortgage-related securities. The Pilgrim Mutual Funds and the funds which comprise the Mayflower Trust, Equity Trust, SmallCap Opportunities Fund, and Growth Opportunities Fund may also invest in Mortgage-Related Securities. One type of mortgage-related security includes certificates that represent pools of mortgage loans assembled for sale to investors by various governmental and private organizations. These securities provide a monthly payment, which consists of both an interest and a principal payment that is in effect a "pass-through" of the monthly payment made by each individual borrower on his or her residential mortgage loan, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing, or foreclosure, net of fees or costs that may be incurred. Some certificates (such as those issued by the Government National Mortgage Association) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, regardless of whether the mortgagor actually makes the payment.


     The Funds indicated above may invest in U.S. Government agency mortgage-backed securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, including GNMA, FNMA, and FHLMC. These instruments might be considered derivatives. The primary risks associated with these instruments is the risk that their value will change with changes in interest rates and prepayment risk.

     A major governmental guarantor of pass-through certificates is the Government National Mortgage Association ("GNMA"). GNMA guarantees, with the full faith and credit of the United States government, the timely payments of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) are backed by pools of FHA-insured or VA-guaranteed mortgages. Other governmental guarantors (but not backed by the full faith and credit of the United States Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA purchases residential mortgages from a list of approved seller/services that include state and federally chartered savings and loan associations, mutual saving banks, commercial banks, credit unions and mortgage bankers.

     The Government Securities Income Fund will purchase only U.S. Government Agency Mortgage-Backed Securities. These securities are obligations issued or guaranteed by the U.S. Government or by one of its agencies or instrumentalities, including but not limited to GNMA, FNMA or FHLMC. Although their close relationship with the U.S. Government is believed to make them high-quality securities with minimal credit risks, the U.S. Government is not obligated by law to support either FNMA or FHLMC. However, historically there have not been any defaults of FNMA or FHLMC issues. Mortgage-backed securities consist of interests in underlying mortgages with maturities of up to thirty years. However, due to early unscheduled payments of principal on the underlying mortgages, the securities have a shorter average life and, therefore, less volatility than a comparable thirty-year bond.

     The prices of high coupon U.S. Government Agency Mortgage-Backed Securities do not tend to rise as rapidly as those of traditional fixed-rate securities at times when interest rates are decreasing, and tend to decline more slowly at times when interest rates are increasing. The Government Securities Income Fund may purchase such securities at a premium, which means that a faster principal prepayment rate than expected will reduce the market value of and income from such securities, while a slower prepayment rate will tend to increase the market value of and income from such securities.

     The Funds indicated above, except the Government Securities Income Fund, may also purchase mortgage-backed securities issued by commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers that also create pass-through pools of conventional residential mortgage loans. Such issuers may in addition be the originators of the underlying mortgage loans as well as the guarantors of the pass-through certificates. Pools created by such non-governmental issuers generally offer a higher rate of return than governmental pools because there are no direct or indirect governmental guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers.

     It is expected that governmental or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. As new types of pass-through securities are developed and offered to investors, the Investment Manager may, consistent with the Funds' investment objectives, policies and restrictions, consider making investments in such new types of securities.

     Other types of mortgage-related securities in which the Funds may invest include debt securities that are secured, directly or indirectly, by mortgages on commercial real estate or residential rental properties, or by first liens on residential manufactured homes (as defined in section 603(6) of the National Manufactured Housing Construction and Safety Standards Act of 1974), whether such manufactured homes are considered real or personal property under the laws of the states in which they are located.

     Securities in this investment category include, among others, standard mortgage-backed bonds and newer collateralized mortgage obligations ("CMOs"). Mortgage-backed bonds are secured by pools of mortgages, but unlike pass-through securities, payments to bondholders are not determined by payments on the mortgages. The bonds consist of a single class, with interest payable periodically and principal payable on the stated date of maturity. CMOs have characteristics of both pass-through securities and mortgage-backed bonds. CMOs are secured by pools of mortgages, typically in the form of "guaranteed" pass-through certificates such as GNMA, FNMA, or FHLMC securities. The payments on the collateral securities determine the payments to bondholders, but there is not a direct "pass-through" of payments. CMOs are structured into multiple classes, each bearing a different date of maturity. Monthly payments of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longest maturity class receive principal only after the shorter maturity classes have been retired.

     CMOs are issued by entities that operate under order from the SEC exempting such issuers from the provisions of the 1940 Act. Until recently, the staff of the SEC had taken the position that such issuers were investment companies and that, accordingly, an investment by an investment company (such as the Funds) in the securities of such issuers was subject to the limitations imposed by Section 12 of the 1940 Act. However, in reliance on SEC staff interpretations, the Funds may invest in securities issued by certain "exempted issuers" without regard to the limitations of Section 12 of the 1940 Act. In its interpretation, the SEC staff defined "exempted issuers" as unmanaged, fixed asset issuers that: (a) invest primarily in mortgage-backed securities; (b) do not issue redeemable securities as defined in Section 2(a)(32) of the 1940 Act; (c) operate under the general exemptive orders exempting them from all provisions of the 1940 Act; and
(d) are not registered or regulated under the 1940 Act as investment companies.

     Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

     SMBS are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of Mortgage Assets. A common type of SMBS will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the Mortgage Assets, while the other classes will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying Mortgage Assets, and a rapid rate of principal payments may have a material adverse effect on such security's yield to maturity. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup fully its initial investment in these securities. The determination of whether a particular government-issued IO or PO backed by fixed-rate mortgages is liquid is made by Pilgrim or a Sub-Adviser under guidelines and standards established by the Board of Trustees. Such a security may be deemed liquid if it can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.

     Investments in mortgage-related securities involve certain risks. In periods of declining interest rates, prices of fixed income securities tend to rise. However, during such periods, the rate of prepayment of mortgages underlying mortgage-related securities tends to increase, with the result that such prepayments must be reinvested by the issuer at lower rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Fund. Because investments in mortgage-related securities are interest sensitive, the ability of the issuer to reinvest favorably in underlying mortgages may be limited by government regulation or tax policy. For example, action by the Board of Governors of the Federal Reserve System to limit the growth of the nation's money supply may cause interest rates to rise and thereby reduce the volume of new residential mortgages. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantees and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations. Further, stripped mortgage-backed securities are likely to experience greater price volatility than other types of mortgage securities. The yield to maturity on the interest only class is extremely sensitive, both to changes in prevailing interest rates and to the rate of principal payments (including prepayments) on the underlying mortgage assets. Similarly, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are made. A Fund could fail to fully recover its initial investment in a CMO residual or a stripped mortgage-backed security.

     Each of the Mid-Cap Opportunities Fund, Growth + Value Fund, International Value Fund, Emerging Markets Value Fund, Research Enhanced Index Fund, Income & Growth Fund, High Total Return Fund II and High Total Return Fund III may invest up to 5% of its net assets in Privately Issued Collateralized Mortgage-Backed Obligations ("CMOs"), Interest Obligations ("IOs") and Principal Obligations ("POs") when Pilgrim believes that such investments are consistent with the Fund's investment objective.


     The Pilgrim Mutual Funds, Mayflower Trust, Equity Trust, SmallCap Opportunities Fund, and Growth Opportunities Fund may invest in foreign mortgage-related securities. Foreign mortgage-related securities are interests in pools of mortgage loans made to residential home buyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (E.G., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans. The Primary Fund in which the Money Market Fund invests substantially all of its assets will not invest in foreign mortgage-related securities.

ASSET BACKED SECURITIES

     The non-mortgage-related asset-backed securities in which certain Funds invest include, but are not limited to, interests in pools of receivables, such as credit card and accounts receivables and motor vehicle and other installment purchase obligations and leases. Interests in these pools are not backed by the U.S. Government and may or may not be secured.

     The credit characteristics of asset-backed securities differs in a number of respects from those of traditional debt securities. Asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to other debt obligations, and there is a possibility that recoveries on repossessed collateral may not be available to support payment on these securities. The Primary Fund in which the Money Market Fund invests substantially all of its assets will not invest in asset-backed securities.

GNMA CERTIFICATES. Certificates of the GNMA ("GNMA Certificates") evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from bonds, in that principal is paid back monthly as payments of principal, including prepayments, on the mortgages in the underlying pool are passed through to holders of GNMA Certificates representing interests in the pool, rather than returned in a lump sum at maturity. The GNMA Certificates that the Funds may purchase are the "modified pass-through" type.

GNMA GUARANTEE. The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or the Farmers' Home Administration ("FMHA") or guaranteed by the Veterans Administration ("VA"). GNMA is also empowered to borrow without limitation from the U.S. Treasury, if necessary, to make payments required under its guarantee.

LIFE OF GNMA CERTIFICATES. The average life of a GNMA Certificate is likely to be substantially less than the stated maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk of loss of the principal balance of a Certificate, because of the GNMA guarantee, but foreclosure may impact the yield to shareholders because of the need to reinvest proceeds of foreclosure. As prepayment rates of individual mortgage pools vary widely, it is not possible to predict accurately the average life of a particular issue of GNMA Certificates. However, statistics published by the FHA indicate that the average life of single family dwelling mortgages with 25 to 30-year maturities, the type of mortgages backing the vast majority of GNMA Certificates, is approximately 12 years. Prepayments are likely to increase in periods of falling interest rates. It is customary to treat GNMA Certificates as 30-year mortgage-backed securities that prepay fully in the twelfth year.

YIELD CHARACTERISTICS OF GNMA CERTIFICATES. The coupon rate of interest of GNMA Certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the certificates, by the amount of the fees paid to GNMA and the issuer. The coupon rate by itself, however, does not indicate the yield that will be earned on GNMA Certificates. First, GNMA Certificates may be issued at a premium or discount rather than at par, and, after issuance, GNMA Certificates may trade in the secondary market at a premium or discount. Second, interest is earned monthly, rather than semi-annually as with traditional bonds; monthly compounding raises the effective yield earned. Finally, the actual yield of a GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying it. For example, if interest rates decline, prepayments may occur faster than had been originally projected and the yield to maturity and the investment income of the Fund would be reduced.

SUBORDINATED MORTGAGE SECURITIES

     Subordinated mortgage securities have certain characteristics and certain associated risks. In general, the subordinated mortgage securities in which the Funds may invest consist of a series of certificates issued in multiple classes with a stated maturity or final distribution date. One or more classes of each series may be entitled to receive distributions allocable only to principal, principal prepayments, interest or any combination thereof prior to one or more other classes, or only after the occurrence of certain events, and may be subordinated in the right to receive such distributions on such certificates to one or more senior classes of certificates. The rights associated with each class of certificates are set forth in the applicable pooling and servicing agreement, form of certificate and offering documents for the certificates.

     The subordination terms are usually designed to decrease the likelihood that the holders of senior certificates will experience losses or delays in the receipt of their distributions and to increase the likelihood that the senior certificate holders will receive aggregate distributions of principal and interest in the amounts anticipated. Generally, pursuant to such subordination terms, distributions arising out of scheduled principal, principal prepayments, interest or any combination thereof that otherwise would be payable to one or more other classes of certificates of such series (i.e., the subordinated certificates) are paid instead to holders of the senior certificates. Delays in receipt of scheduled payments on mortgage loans and losses on defaulted mortgage loans are typically borne first by the various classes of subordinated certificates and then by the holders of senior certificates.

     In some cases, the aggregate losses in respect of defaulted mortgage loans that must be borne by the subordinated certificates and the amount of the distributions otherwise distributable on the subordinated certificates that would, under certain circumstances, be distributable to senior certificate holders may be limited to a specified amount. All or any portion of distributions otherwise payable to holders of subordinated certificates may, in certain circumstances, be deposited into one or more reserve accounts for the benefit of the senior certificate holders. Since a greater risk of loss is borne by the subordinated certificate holders, such certificates generally have a higher stated yield than the senior certificates.

     Interest on the certificates generally accrues on the aggregate principal balance of each class of certificates entitled to interest at an applicable rate. The certificate interest rate may be a fixed rate, a variable rate based on current values of an objective interest index or a variable rate based on a weighted average of the interest rate on the mortgage loans underlying or constituting the mortgage assets. In addition, the underlying mortgage loans may have variable interest rates.

     Generally, to the extent funds are available, interest accrued during each interest accrual period on each class of certificates entitled to interest is distributable on certain distribution dates until the aggregate principal balance of the certificates of such class has been distributed in full.

     The amount of interest that accrues during any interest accrual period and over the life of the certificates depends primarily on the aggregate principal balance of the class of certificates, which, unless otherwise specified, depends primarily on the principal balance of the mortgage assets for each such period and the rate of payment (including prepayments) of principal of the underlying mortgage loans over the life of the trust.

     A series of certificates may consist of one or more classes as to which distributions allocable to principal will be allocated. The method by which the amount of principal to be distributed on the certificates on each distribution date is calculated and the manner in which such amount could be allocated among classes varies and could be effected pursuant to a fixed schedule, in relation to the occurrence of certain events or otherwise. Special distributions are also possible if distributions are received with respect to the mortgage assets, such as is the case when underlying mortgage loans are prepaid.

     A mortgage-related security that is senior to a subordinated residential mortgage security will not bear a loss resulting from the occurrence of a default on an underlying mortgage until all credit enhancement protecting such senior holder is exhausted. For example, the senior holder will only suffer a credit loss after all subordinated interests have been exhausted pursuant to the terms of the subordinated residential mortgage security. The primary credit risk to the Funds by investing in subordinated residential mortgage securities is potential losses resulting from defaults by the borrowers under the underlying mortgages. The Funds would generally realize such a loss in connection with a subordinated residential mortgage security only if the subsequent foreclosure sale of the property securing a mortgage loan does not produce an amount at least equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the interest that was not paid during the foreclosure period and all foreclosure expenses.

     The Investment Manager will seek to limit the risks presented by subordinated residential mortgage securities by reviewing and analyzing the characteristics of the mortgage loans that underlie the pool of mortgages securing both the senior and subordinated residential mortgage securities. The Investment Manager has developed a set of guidelines to assist in the analysis of the mortgage loans underlying subordinated residential mortgage securities. Each pool purchase is reviewed against the guidelines. The Funds seek opportunities to acquire subordinated residential mortgage securities where, in the view of the Investment Manager, the potential for a higher yield on such instruments outweighs any additional risk presented by the instruments. The Investment Manager will seek to increase yield to shareholders by taking advantage of perceived inefficiencies in the market for subordinated residential mortgage securities.

CREDIT ENHANCEMENT. Credit enhancement for the senior certificates comprising a series is provided by the holders of the subordinated certificates to the extent of the specific terms of the subordination and, in some cases, by the establishment of reserve funds. Depending on the terms of a particular pooling and servicing agreement, additional or alternative credit enhancement may be provided by a pool insurance policy and/or other insurance policies, third party limited guaranties, letters of credit, or similar arrangements. Letters of credit may be available to be drawn upon with respect to losses due to mortgagor bankruptcy and with respect to losses due to the failure of a master service to comply with its obligations, under a pooling and servicing agreement, if any, to repurchase a mortgage loan as to which there was fraud or negligence on the part of the mortgagor or originator and subsequent denial of coverage under a pool insurance policy, if any. A master service may also be required to obtain a pool insurance policy to cover losses in an amount up to a certain percentage of the aggregate principal balance of the mortgage loans in the pool to the extent not covered by a primary mortgage insurance policy by reason of default in payments on mortgage loans.

OPTIONAL TERMINATION OF A TRUST. A pooling and servicing agreement may provide that the depositor and master service could effect early termination of a trust, after a certain specified date or the date on which the aggregate outstanding principal balance of the underlying mortgage loans is less than a specific percentage of the original aggregate principal balance of the underlying mortgage loans by purchasing all of such mortgage loans at a price, unless otherwise specified, equal to the greater of a specified percentage of the unpaid principal balance of such mortgage loans, plus accrued interest thereon at the applicable certificate interest rate, or the fair market value of such mortgage assets. Generally, the proceeds of such repurchase would be applied to the distribution of the specified percentage of the principal balance of each outstanding certificate of such series, plus accrued interest, thereby retiring such certificates. Notice of such optional termination would be given by the trustee prior to such distribution date.

UNDERLYING MORTGAGE LOANS. The underlying trust assets are a mortgage pool generally consisting of mortgage loans on single, multi-family and mobile home park residential properties. The mortgage loans are originated by savings and loan associations, savings banks, commercial banks or similar institutions and mortgage banking companies.

     Various services provide certain customary servicing functions with respect to the mortgage loans pursuant to servicing agreements entered into between each service and the master service. A service duties generally include collection and remittance of principal and interest payments, administration of mortgage escrow accounts, collection of insurance claims, foreclosure procedures and, if necessary, the advance of funds to the extent certain payments are not made by the mortgagors and are recoverable under applicable insurance policies or from proceeds of liquidation of the mortgage loans.

     The mortgage pool is administered by a master service who (a) establishes requirements for each service, (b) administers, supervises and enforces the performance by the services of their duties and responsibilities under the servicing agreements, and (c) maintains any primary insurance, standard hazard insurance, special hazard insurance and any pool insurance required by the terms of the certificates. The master service may be an affiliate of the depositor and also may be the service with respect to all or a portion of the mortgage loans contained in a trust fund for a series of certificates.

ZERO COUPON AND PAY-IN-KIND SECURITIES

     The Funds may invest in zero coupon securities. The Convertible, Balanced, and High Yield II Funds will limit their investments in such securities to 35% of their respective net assets. Zero coupon, or deferred interest securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amounts or par value. The discount varies, depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon and delayed interest securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality. Current federal income tax law requires holders of zero coupon securities to report as interest income each year the portion of the original issue discount on such securities (other than tax-exempt original issue discount from a zero coupon security) that accrues that year, even though the holders receive no cash payments of interest during the year.

     The Funds may also invest in pay-in-kind securities. Pay-in-kind securities are securities that pay interest or dividends through the issuance of additional securities. A Fund will be required to report as income annual inclusions of original issue discount over the life of such securities as if it were paid on a current basis, although no cash interest or dividend payments are received by the Funds until the cash payment date or the securities mature. Under certain circumstances, the Funds could also be required to include accrued market discount or capital gain with respect to its pay-in-kind securities.

     The risks associated with lower rated debt securities apply to these securities. Zero coupon and pay-in-kind securities are also subject to the risk that in the event of a default, the Fund may realize no return on its investment, because these securities do not pay cash interest.

AMERICAN DEPOSITARY RECEIPTS AND EUROPEAN DEPOSITARY RECEIPTS


     The Advisory Funds, High Yield Fund, MagnaCap Fund, and the Pilgrim Mutual Funds (other than the Money Market Fund) may invest in securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other similar securities representing securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. EDRs are receipts issued by a European financial institution evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in the United States securities markets, and EDRs, in bearer form, are designed for use in European securities markets.


FOREIGN AND EMERGING MARKET SECURITIES


     Each Fund may invest in securities of foreign issuers. Each of these Funds other than International Value, Emerging Markets Value, High Yield, High Total Return II and High Total Return Funds may invest up to 20% of its net assets in foreign securities, of which 10% of its net assets may be invested in foreign securities that are not listed on a U.S. securities exchange. High Yield Fund may invest up to 35% of its total assets and High Total Return Fund II and High Total Return Fund may each invest up to 50% of its assets in foreign securities. International Value Fund and Emerging Markets Value Fund may each invest up to 100% of its assets in securities of foreign issuers.


     The Asia-Pacific Equity Fund invests primarily, and the MagnaCap Fund may invest up to 5% of its total assets, in certain foreign securities (including
ADRs). The International Value Fund may invest up to 25% of its assets and the Emerging Markets Value Fund may invest greater than 65% of its assets in securities of companies located in countries with emerging securities markets.

The High Yield Fund may invest up to 10% of its total assets in debt obligations (including preferred stocks) issued or guaranteed by foreign corporations, certain supranational entities (such as the World Bank) and foreign governments (including political subdivisions having taxing authority) or their agencies or instrumentalities, including ADRs. These securities may be denominated in either U.S. dollars or in non-U.S. currencies. The Asia-Pacific Equity Fund will invest substantially all of its assets in the equity securities of companies based in the Asia-Pacific region. The Asia-Pacific countries include, but are not limited to, China, Hong Kong, Indonesia, Korea, Malaysia, Philippines, Singapore, Taiwan and Thailand, although the Fund will not invest in Japan and Australia.

     Foreign financial markets, while growing in volume, have, for the most part, substantially less volume than United States markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies. The foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delivery of securities may not occur at the same time as payment in some foreign markets. Delays in settlement could result in temporary periods when a portion of the assets of a Fund is uninvested and no return is earned thereon. The inability of the Funds to make intended security purchases due to settlement problems could cause the Funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Funds due to subsequent declines in value of the portfolio security or, if the Funds have entered into a contract to sell the security, could result in possible liability to the purchaser.

     As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. There is generally less government supervision and regulation of exchanges, financial institutions and issuers in foreign countries than there is in the United States. A foreign government may impose exchange control regulations that may have an impact on currency exchange rates, and there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect U.S. investments in those countries.

     Although the Funds will use reasonable efforts to obtain the best available price and the most favorable execution with respect to all transactions and the Investment Manager or Sub-Adviser will consider the full range and quality of services offered by the executing broker or dealer when making these determinations, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Certain foreign governments levy withholding taxes against dividend and interest income, or may impose other taxes. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received by the Funds on these investments. However, these foreign withholding taxes are not expected to have a significant impact on the Fund, since the Fund's investment objective is to seek long-term capital appreciation and any income earned by the Fund should be considered incidental.

     The risks of investing in foreign securities may be intensified in the case of investments in issuers domiciled or doing substantial business in emerging markets or countries with limited or developing capital markets. Security prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of sudden adverse government action and even nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement and dividend collection procedures may be less reliable in emerging markets than in developed markets. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.

INTERNATIONAL DEBT SECURITIES. The Funds indicated above may invest in debt obligations (which may be denominated in U.S. dollar or in non-U.S. currencies) of any rating issued or guaranteed by foreign corporations, certain supranational entities (such as the World Bank) and foreign governments (including political subdivisions having taxing authority) or their agencies or instrumentalities, including American Depository Receipts. No more than 10% of the High Yield Fund's total assets, at the time of purchase, will be invested in securities of foreign issuers. These investments may include debt obligations such as bonds (including sinking fund and callable bonds), debentures and notes, together with preferred stocks, pay-in-kind securities, and zero coupon securities.

     In determining whether to invest in debt obligations of foreign issuers, the Fund will consider the relative yields of foreign and domestic high yield securities, the economies of foreign countries, the condition of such countries' financial markets, the interest rate climate of such countries and the relationship of such countries' currency to the U.S. Dollar. These factors are judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. Subsequent foreign currency losses may result in the Fund having previously distributed more income in a particular period than was available from investment income, which could result in a return of capital to shareholders. The Fund's portfolio of foreign securities may include those of a number of foreign countries, or, depending upon market conditions, those of a single country.

     Investments in securities of issuers in non-industrialized countries generally involve more risk and may be considered highly speculative. Although a portion of the Fund's investment income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars and absorb the cost of currency fluctuations and the cost of currency conversions. Investment in foreign securities involves considerations and risks not associated with investment in securities of U.S. issuers. For example, foreign issuers are not required to use generally accepted accounting principles. If foreign securities are not registered under the Securities Act of 1933, as amended, the issuer does not have to comply with the disclosure requirements of the Securities Exchange Act of 1934, as amended. The values of foreign securities investments will be affected by incomplete or inaccurate information available to the Investment Manager as to foreign issuers, changes in currency rates, exchange control regulations or currency blockage, expropriation or nationalization of assets, application of foreign tax laws (including withholding taxes), changes in governmental administration or economic or monetary policy. In addition, it is generally more difficult to obtain court judgments outside the United States.

INVESTING IN DEVELOPING ASIA-PACIFIC SECURITIES MARKETS AND ECONOMIES. The securities markets of developing Asia-Pacific countries are not as large as the U.S. securities markets and have substantially less trading volume, resulting in a lack of liquidity and high price volatility. Certain markets, such as those of China, are in only the earliest stages of development. There is also a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of such markets also may be affected by developments with respect to more established markets in the region, such as in Japan. Developing Asia-Pacific brokers typically are fewer in number and less capitalized than brokers in the United States.These factors, combined with the U.S. regulatory requirements of open-end investment companies and the restrictions on foreign investments discussed below, result in potentially fewer investment opportunities for Asia-Pacific Equity Fund and may have an adverse impact on the investment performance of the Fund. The Fund's investment restrictions permit it to invest up to 15% of its net assets in securities that are determined by the Sub-Adviser to be illiquid.

     The investment objective of the Asia-Pacific Equity Fund reflects the belief that the economies of the developing Asia-Pacific countries will continue to grow in such a fashion as to provide attractive investment opportunities. At the same time, emerging economies present certain risks that do not exist in more established economies. Especially significant is that political and social uncertainties exist for many of the developing Asia-Pacific countries. In addition, the governments of many of such countries, such as Indonesia, have a heavy role in regulating and supervising the economy. Another risk common to most such countries is that the economy is heavily export oriented and, accordingly, is dependent upon international trade. The existence of overburdened infrastructure and obsolete financial systems also presents risks in certain countries, as do environmental problems. Certain economies also depend to a significant degree upon exports of primary commodities and, therefore, are vulnerable to changes in commodity prices which, in turn, may be affected by a variety of factors. In addition, certain developing Asia-Pacific countries, such as the Philippines, are especially large debtors to commercial banks and foreign governments.

     Archaic legal systems in certain developing Asia-Pacific countries also may have an adverse impact on the Asia-Pacific Equity Fund. For example, while the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation is generally limited to the amount of the shareholder's investment, the notion of limited liability is less clear in certain developing Asia-Pacific countries. Similarly, the rights of investors in Asia-Pacific companies may be more limited than those of shareholders of U.S. corporations.

     Certain of the risks associated with international investments and investing in smaller capital markets are heightened for investments in developing Asia-Pacific countries. For example, some of the currencies of developing Asia-Pacific countries have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain countries face serious exchange constraints. In addition, as mentioned above, governments of many developing Asia-Pacific countries have exercised and continue to exercise substantial influence over many aspects of the private sector.

     In certain cases, the government owns or controls many companies, including the largest in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in developing Asia-Pacific countries, which could affect private sector companies and the Asia-Pacific Equity Fund, as well as the value of securities in the Fund's portfolio.

     In addition to the relative lack of publicly available information about developing Asia-Pacific issuers and the possibility that such issuers may not be subject to the same accounting, auditing and financial reporting standards as are applicable to U.S. companies, inflation accounting rules in some developing Asia-Pacific countries require, for companies that keep accounting records in the local currency, for both tax and accounting purposes, that certain assets and liabilities be restated on the company's balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits for certain developing Asia-Pacific companies.

     Satisfactory custodial services for investment securities may not be available in some developing Asia-Pacific countries, which may result in the Asia-Pacific Equity Fund incurring additional costs and delays in providing transportation and custody services for such securities outside such countries, if possible.

     As a result, the Sub-Adviser of the Asia-Pacific Equity Fund may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular developing Asia-Pacific country. The Fund may invest in countries in which foreign investors, including the Sub-Adviser of the Fund, have had no or limited prior experience.

RESTRICTIONS ON FOREIGN INVESTMENTS. Some developing countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a Fund. As illustrations, certain countries may require governmental approval prior to investments by foreign persons or limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms (including price) than securities of the company available for purchase by nationals. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests.

     The manner in which foreign investors may invest in companies in certain developing countries, as well as limitations on such investments, also may have an adverse impact on the operations of a Fund that invests in such countries. For example, the Fund may be required in certain of such countries to invest initially through a local broker or other entity and then have the shares purchased re-registered in the name of the Fund. Re-registration may in some instances not be able to occur on timely basis, resulting in a delay during which a Fund may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances where a Fund places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has been filled, depriving the Fund of the ability to make its desired investment at that time.

     Substantial limitations may exist in certain countries with respect to a Fund's ability to repatriate investment income, capital or the proceeds of sales of securities by foreign investors. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. No more than 15% of a Fund's net assets may be comprised, in the aggregate, of assets that are (i) subject to material legal restrictions on repatriation or (ii) invested in illiquid securities. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund. For example, funds may be withdrawn from the People's Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.

     In certain countries, banks or other financial institutions may be among the leading companies or have actively traded securities. The 1940 Act restricts each Fund's investments in any equity securities of an issuer that, in its most recent fiscal year, derived more than 15% of its revenues from "securities related activities," as defined by the rules thereunder. The provisions may restrict the Fund's investments in certain foreign banks and other financial institutions.

FOREIGN CURRENCY RISKS. Currency risk is the risk that changes in foreign exchange rates will affect, favorably or unfavorably, the U.S. dollar value of foreign securities. In a period when the U.S. dollar generally rises against foreign currencies, the returns on foreign stocks for a U.S. investor will be diminished. By contrast, in a period when the U.S. dollar generally declines, the returns on foreign securities will be enhanced. Unfavorable changes in the relationship between the U.S. dollar and the relevant foreign currencies, therefore, will adversely affect the value of a Fund's shares.

     The introduction of the euro (a common currency for the European Economic and Monetary Union) in January 1999 could have an adverse effect of the Fund's ability to value holdings denominated in local currencies and on trading and other administrative systems which affect such securities.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS. Because the Funds that invest in foreign securities may buy and sell securities denominated in currencies other than the U.S. Dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. Dollar, the Funds may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. Dollar. The Funds either enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or uses forward foreign currency contracts to purchase or sell foreign currencies. Asia-Pacific Equity Fund may not invest more than 5% of its assets (taken at market value at the time of investment) in forward foreign currency contracts.

     A forward foreign currency exchange contract is an agreement to exchange one currency for another -- for example, to exchange a certain amount of U.S. Dollars for a certain amount of Korean Won -- at a future date. Forward foreign currency contracts are included in the group of instruments that can be characterized as derivatives. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Fund's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

     Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain. Use of currency hedging techniques may also be limited by management's need to protect the status of the Fund as a regulated investment company under the Code.

FOREIGN BANK OBLIGATIONS

     Through its investment in the Primary Fund, the Money Market Fund invests in obligations of foreign banks and foreign branches of U.S. banks. Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting obligations of U.S. banks, including the possibilities that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. In addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. government agency or instrumentality.

SOVEREIGN DEBT SECURITIES

     Certain Funds may invest in sovereign debt securities issued by governments of foreign countries. The sovereign debt in which the Funds may invest may be rated below investment grade. These securities usually offer higher yields than higher rated securities but are also subject to greater risk than higher rated securities.

BRADY BONDS

     Brady bonds represent a type of sovereign debt. These obligations were created under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady, in which foreign entities issued these obligations in exchange for their existing commercial bank loans. Brady Bonds have been issued by Argentina, Brazil, Costa Rica, the Dominican Republic, Mexico, the Philippines, Uruguay and Venezuela, and may be issued by other emerging countries.

RISKS OF INVESTING IN FOREIGN SECURITIES

     Investments in foreign securities involve certain inherent risks, including the following:

MARKET CHARACTERISTICS. Settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities, may expose the Funds to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.

     Transactions in options on securities, futures contracts, futures options and currency contracts may not be regulated as effectively on foreign exchanges as similar transactions in the United States, and may not involve clearing mechanisms and related guarantees. The value of such positions also could be adversely affected by the imposition of different exercise terms and procedures and margin requirements than in the United States. The value of a Fund's positions may also be adversely impacted by delays in its ability to act upon economic events occurring in foreign markets during non-business hours in the United States.

LEGAL AND REGULATORY MATTERS. In addition to nationalization, foreign governments may take other actions that could have a significant effect on market prices of securities and payment of interest, including restrictions on foreign investment, expropriation of goods and imposition of taxes, currency restrictions and exchange control regulations.

TAXES. The interest payable on certain of the Funds' foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Funds' shareholders. A shareholder otherwise subject to United States federal income taxes may, subject to certain limitations, be entitled to claim a credit or deduction of U.S. federal income tax purposes for his proportionate share of such foreign taxes paid by the Funds.

COSTS. The expense ratios of the Funds are likely to be higher than those of investment companies investing in domestic securities, since the cost of maintaining the custody of foreign securities is higher.

     In considering whether to invest in the securities of a foreign company, the Investment Manager or Sub-Adviser considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The extent to which a Fund will be invested in foreign companies and countries and depository receipts will fluctuate from time to time within the limitations described in the Prospectus, depending on the Investment Manager's or Sub-Adviser's assessment of prevailing market, economic and other conditions.

SECURITIES SWAPS

     The Funds that comprise the Pilgrim Mutual Funds (other than the Money Market Fund) may enter into securities swaps, a technique primarily used to indirectly participate in the securities market of a country from which a Fund would otherwise be precluded for lack of an established securities custody and safekeeping system. The Fund deposits an amount of cash with its custodian (or the broker, if legally permitted) in an amount equal to the selling price of the underlying security. Thereafter, the Fund pays or receives cash from the broker equal to the change in the value of the underlying security.

OPTIONS ON SECURITIES AND SECURITIES INDICES


     PURCHASING PUT AND CALL OPTIONS. Each Fund (other than the Money Market Fund, Advisory Funds, Investment Funds, Bank and Thrift Fund, and Government Securities Income Fund) is authorized to purchase put and call options with respect to securities which are otherwise eligible for purchase by the Fund and with respect to various stock indices subject to certain restrictions. The Advisory Funds may only purchase put options on portfolio securities. Put and call options are derivative securities traded on United States and foreign exchanges, including the American Stock Exchange, Chicago Board Options Exchange, Philadelphia Stock Exchange, Pacific Stock Exchange and New York Stock Exchange. Except as indicated in "Non-Hedging Strategic Transactions," the Funds will engage in trading of such derivative securities exclusively for hedging purposes.


     If a Fund purchases a put option, the Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for "American-style" options) or on the option expiration date (for "European-style" options). Purchasing put options may be used as a portfolio investment strategy when the Investment Manager or Sub-Adviser perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If the Fund holds a stock which the Investment Manager or Sub-Adviser believes has strong fundamentals, but for some reason may be weak in the near term, the Fund may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, the Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put's strike price and the market price of the underlying security on the date the Fund exercises the put, less transaction costs, is the amount by which the Fund hedges against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put's strike price, the put will expire worthless, representing a loss of the price the Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the premium paid for the put option less any amount for which the put may be sold reduces the profit the Fund realizes on the sale of the securities.

     If a Fund purchases a call option, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option is a type of insurance policy to hedge against losses that could occur if the Fund has a short position in the underlying security and the security thereafter increases in price. The Fund will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If a Fund purchases the call option to hedge a short position in the underlying security and the price of the underlying security thereafter falls, the premium paid for the call option less any amount for which such option may be sold reduces the profit the Fund realizes on the cover of the short position in the security.

     Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a "closing sale transaction," which is accomplished by selling an option of the same series as the option previously purchased. The Funds generally will purchase only those options for which the Investment Manager or Sub-Adviser believes there is an active secondary market to facilitate closing transactions.


     WRITING CALL OPTIONS. Each Fund (other than the Money Market Fund, Investment Funds, Bank and Thrift Fund, and Government Securities Income Fund) may write covered call options. A call option is "covered" if a Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.


     Effecting a closing transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction allows the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of the Fund. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

     A Fund realizes a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. A Fund realizes a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, appreciation of the underlying security owned by the Fund generally offsets, in whole or in part, any loss to the Fund resulting from the repurchase of a call option.

     The staff of the Securities and Exchange Commission (the "SEC") has taken the position that purchased over-the-counter options ("OTC Options") and the assets used as cover for written OTC Options are illiquid securities. A Fund will write OTC Options only with primary U.S. Government Securities dealers recognized by the Board of Governors of the Federal Reserve System or member banks of the Federal Reserve System ("primary dealers"). In connection with these special arrangements, the Fund intends to establish standards for the creditworthiness of the primary dealers with which it may enter into OTC Option contracts and those standards, as modified from time to time, will be implemented and monitored by the Investment Manager. Under these special arrangements, the Fund will enter into contracts with primary dealers that provide that the Fund has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but that in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by the Fund for writing the option, plus the amount, if any, by which the option is "in-the-money." The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written "out-of-the-money." "Strike price" refers to the price at which an option will be exercised. "Cover assets" refers to the amount of cash or liquid assets that must be segregated to collateralize the value of the futures contracts written by the Fund. Under such circumstances, the Fund will treat as illiquid that amount of the cover assets equal to the amount by which the formula price for the repurchase of the option is greater than the amount by which the market value of the security subject to the option exceeds the exercise price of the option (the amount by which the option is "in-the-money"). Although each agreement will provide that the Fund's repurchase price shall be determined in good faith (and that it shall not exceed the maximum determined pursuant to the formula), the formula price will not necessarily reflect the market value of the option written. Therefore, the Fund might pay more to repurchase the OTC Option contract than the Fund would pay to close out a similar exchange traded option.


     STOCK INDEX OPTIONS. Each Fund (other than the Money Market Fund, Investment Funds, Bank and Thrift Fund, and Government Securities Income Fund) may also purchase put and call options with respect to the S&P 500 and other stock indices. The Funds may purchase such options as a hedge against changes in the values of portfolio securities or securities which it intends to purchase or sell, or to reduce risks inherent in the ongoing management of the Fund.


     The distinctive characteristics of options on stock indices create certain risks not found in stock options generally. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of stock prices in the stock market generally rather than movements in the price of a particular stock. Accordingly, successful use by a Fund of options on a stock index depends on the Investment Manager's or Sub-Adviser's ability to predict correctly movements in the direction of the stock market generally. This requires different skills and techniques than predicting changes in the price of individual stocks.

     Index prices may be distorted if circumstances disrupt trading of certain stocks included in the index, such as if trading were halted in a substantial number of stocks included in the index. If this happens, the Fund could not be able to close out options which it had purchased, and if restrictions on exercise were imposed, the Fund might be unable to exercise an option it holds, which could result in substantial losses to the Fund. The Funds purchase put or call options only with respect to an index which the Investment Manager or Sub-Adviser believes includes a sufficient number of stocks to minimize the likelihood of a trading halt in the index.


     RISKS OF INVESTING IN OPTIONS There are several risks associated with transactions in options on securities and indices. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of option of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

     A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which a Fund may enter into options transactions may be limited by the Internal Revenue Code requirements for qualification of the Fund as a regulated investment company. See "Dividends, Distributions and Taxes."

     In addition, foreign option exchanges do not afford to participants many of the protections available in United States option exchanges. For example, there may be no daily price fluctuation limits in such exchanges or markets, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, a Fund as an option writer could lose amounts substantially in excess of its initial investment, due to the margin and collateral requirements typically associated with such option writing. See "Dealer Options" below.


     LIMITS ON USE OF OPTIONS. A Fund may not purchase or sell options if more than 25% of its net assets would be hedged. The Funds may write covered call options and secured put options to seek to generate income or lock in gains on up to 25% of their net assets.

     DEALER OPTIONS. The Funds indicated above may engage in transactions involving dealer options as well as exchange-traded options. Certain risks are specific to dealer options. While the Funds might look to a clearing corporation to exercise exchange-traded options, if a Fund purchases a dealer option it must rely on the selling dealer to perform if the Fund exercises the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.


     Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, a Fund can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer. Similarly, when a Fund writes a dealer option, the Fund can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While the Fund seeks to enter into dealer options only with dealers who will agree to and can enter into closing transactions with the Fund, no assurance exists that the Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Fund, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, because a Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Fund's ability to sell portfolio securities at a time when such sale might be advantageous.

     The Staff of the Securities and Exchange Commission (the "Commission") takes the position that purchased dealer options are illiquid securities. A Fund may treat the cover used for written dealer options as liquid if the dealer agrees that the Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. With that exception, however, the Fund will treat dealer options as subject to the Fund's limitation on illiquid securities. If the Commission changes its position on the liquidity of dealer options, the Fund will change its treatment of such instruments accordingly.


FOREIGN CURRENCY OPTIONS. The Funds that comprise the Pilgrim Mutual Funds (other than the Money Market Fund) may buy or sell put and call options on foreign currencies. A put or call option on a foreign currency gives the purchaser of the option the right to sell or purchase a foreign currency at the exercise price until the option expires. The Funds use foreign currency options separately or in combination to control currency volatility. Among the strategies employed to control currency volatility is an option collar. An option collar involves the purchase of a put option and the simultaneous sale of call option on the same currency with the same expiration date but with different exercise (or "strike") prices. Generally, the put option will have an out-of-the-money strike price, while the call option will have either an at-the-money strike price or an in-the-money strike price. Foreign currency options are derivative securities. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Funds to reduce foreign currency risk using such options.

     As with other kinds of option transactions, writing options on foreign currency constitutes only a partial hedge, up to the amount of the premium received. The Funds could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.


FORWARD CURRENCY CONTRACTS. The Funds that invest in foreign securities may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fix number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, a Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.


     Each of the Funds (other than the Money Market Fund, Advisory Funds, MagnaCap Fund, Bank and Thrift Fund, and the Government Securities Income Fund) may invest in futures contracts and in options on futures contracts as a hedge against changes in market conditions or interest rates. As a general rule, no Fund will purchase or sell futures if, immediately thereafter, more than 25% of its net assets would be hedged.


FINANCIAL FUTURES CONTRACTS AND RELATED OPTIONS


     A Fund may use financial futures contracts and related options to hedge against changes in the market value of its portfolio securities or securities that it intends to purchase. The Fund could purchase a financial futures contract (such as an interest rate futures contract or securities index futures contract) to protect against a decline in the value of its portfolio or to gain exposure to securities which the Fund otherwise wishes to purchase. Hedging is accomplished when an investor takes a position in the futures market opposite to his cash market position. There are two types of hedges -- long (or buying) and short (or selling) hedges. Historically, prices in the futures market have tended to move in concert with cash market prices, and prices in the futures market have maintained a fairly predictable relationship to prices in the cash market. Thus, a decline in the market value of securities in the Fund's portfolio may be protected against to a considerable extent by gains realized on futures contracts sales. Similarly, it is possible to protect against an increase in the market price of securities that the Fund may wish to purchase in the future by purchasing futures contracts.

     A Fund may purchase or sell any financial futures contracts which are traded on a recognized exchange or board of trade. Financial futures contracts consist of interest rate futures contracts and securities index futures contracts. A public market presently exists in interest rate futures contracts covering long-term U.S. Treasury bonds, U.S. Treasury notes, three-month U.S. Treasury bills and GNMA certificates. Securities index futures contracts are currently traded with respect to the Standard & Poor's 500 Composite Stock Price Index and such other broad-based stock market indices as the New York Stock Exchange Composite Stock Index and the Value Line Composite Stock Price Index. A clearing corporation associated with the exchange or board of trade on which a financial futures contract trades assumes responsibility for the completion of transactions and also guarantees that open futures contracts will be performed.

     An interest rate futures contract obligates the seller of the contract to deliver, and the purchaser to take delivery of, the interest rate securities called for in the contract at a specified future time and at a specified price. A stock index assigns relative values to the common stocks included in the index, and the index fluctuates with changes in the market values of the common stocks so included. A stock index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. An option on a financial futures contract gives the purchaser the right to assume a position in the contract (a long position if the option is a call and short position if the option is a put) at a specified exercise price at any time during the period of the option.

     In contrast to the situation when a Fund purchases or sells a security, no security is delivered or received by the Fund upon the purchase or sale of a financial futures contract. Initially, the Fund will be required to segregate with its custodian bank an amount of cash and/or liquid assets. This amount is known as initial margin and is in the nature of a performance bond or good faith deposit on the contract. The current initial margin deposit required per contract is approximately 5% of the contract amount. Brokers may establish deposit requirements higher than this minimum. Subsequent payments, called variation margin, will be made to and from the account on a daily basis as the price of the futures contract fluctuates. This process is known as marking to market. At the time of purchase of a futures contract or a call option on a futures contract, an amount of cash, U. S. Government securities or other appropriate high-grade securities equal to the market value of the futures contract minus the Fund's initial margin deposit with respect thereto will be segregated with the Fund's custodian bank to collateralize fully the position and thereby ensure that it is not leveraged. The extent to which the Fund may enter into financial futures contracts and related options may also be limited by the requirements of the Internal Revenue Code for qualification as a regulated investment company.

     The writer of an option on a futures contract is required to deposit margin pursuant to requirements similar to those applicable to futures contracts. Upon exercise of an option on a futures contract, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's margin account. This amount will be equal to the amount by which the market price of the futures contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

     Although financial futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out is accomplished by effecting an offsetting transaction. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of securities and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller immediately would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller immediately would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same securities and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss.

     The Fund will pay commissions on financial futures contracts and related options transactions. These commissions may be higher than those that would apply to purchases and sales of securities directly.

LIMITATIONS ON FUTURES CONTRACTS AND RELATED OPTIONS. The Funds may not engage in transactions in financial futures contracts or related options for speculative purposes but only as a hedge against anticipated changes in the market value of its portfolio securities or securities that it intends to purchase. The High Yield Fund may not purchase or sell financial futures contracts or related options if, immediately thereafter, the sum of the amount of initial margin deposits on the Fund's existing futures and related options positions and the premiums paid for related options would exceed 2% of the market value of the Fund's total assets after taking into account unrealized profits and losses on any such contracts. No Fund of the Pilgrim Mutual Funds may purchase or sell futures or purchase related options if, immediately thereafter, more than 25% of its net assets would be hedged. Those Funds also may not purchase or sell futures or purchase related options if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for such options would exceed 5% of the market value of the Fund's net assets. At the time of purchase of a futures contract or a call option on a futures contract, an amount of cash, U.S. Government securities or other appropriate high-grade debt obligations equal to the market value of the futures contract minus the Fund's initial margin deposit with respect thereto will be segregated with the Fund's custodian bank to collateralize fully the position and thereby ensure that it is not leveraged.

     The extent to which a Fund may enter into financial futures contracts and related options also may be limited by the requirements of the Internal Revenue Code for qualification as a regulated investment company.

RISKS RELATING TO OPTIONS AND FUTURES CONTRACTS. The purchase of options involves certain risks. If a put option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price, the Fund will lose its entire investment in the option. Also, where a put option is purchased to hedge against price movements in a particular security, the price of the put option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position. Positions in futures contracts and related options may be closed out only on an exchange that provides a secondary market for such contracts or options. A Fund will enter into an option or futures position only if there appears to be a liquid secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular option or futures contract at any specific time. Thus, it may not be possible to close out a futures or related option position. In the case of a futures position, in the event of adverse price movements the Fund would continue to be required to make daily margin payments. In this situation, if the Fund have insufficient cash to meet daily margin requirements it may have to sell portfolio securities at a time when it may be disadvantageous to do so. In addition, the Fund may be required to take or make delivery of the securities underlying the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on the Fund's ability to hedge its portfolio effectively.

     There are several risks in connection with the use of futures contracts as a hedging device. While hedging can provide protection against an adverse movement in market prices, it can also preclude a hedger's opportunity to benefit from a favorable market movement. In addition, investing in futures contracts and options on futures contracts will cause the Funds to incur additional brokerage commissions and may cause an increase in the Fund's portfolio turnover rate.

     The successful use of futures contracts and related options also depends on the ability of the Investment Manager to forecast correctly the direction and extent of market movements within a given time frame. To the extent market prices remain stable during the period a futures contract or option is held by the Fund or such prices move in a direction opposite to that anticipated, the Fund may realize a loss on the hedging transaction that is not offset by an increase in the value of its portfolio securities. As a result, the return of the Fund for the period may be less than if it had not engaged in the hedging transaction.

     The use of futures contracts involves the risk of imperfect correlation in movements in the price of futures contracts and movements in the price of the securities that are being hedged. If the price of the futures contract moves more or less than the price of the securities being hedged, a Fund will experience a gain or loss that will not be completely offset by movements in the price of the securities. It is possible that, where a Fund has sold futures contracts to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in the Fund's portfolio may decline. If this occurred, the Fund would lose money on the futures contract and would also experience a decline in value in its portfolio securities. Where futures are purchased to hedge against a possible increase in the prices of securities before the Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline; if the Fund then determines not to invest in securities (or options) at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures that would not be offset by a reduction in the price of the securities purchased.

     The market prices of futures contracts may be affected if participants in the futures market elect to close out their contracts through off-setting transactions rather than to meet margin deposit requirements. In such a case, distortions in the normal relationship between the cash and futures markets could result. Price distortions could also result if investors in futures contracts opt to make or take delivery of the underlying securities rather than to engage in closing transactions due to the resultant reduction in the liquidity of the futures market. In addition, due to the fact that, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends may still not result in a successful transaction.

     Compared to the purchase or sale of futures contracts, the purchase of put or call options on futures contracts involves less potential risk for a Fund because the maximum amount at risk is the premium paid for the options plus transaction costs. However, there may be circumstances when the purchase of an option on a futures contract would result in a loss to a Fund while the purchase or sale of the futures contract would not have resulted in a loss, such as when there is no movement in the price of the underlying securities.

INDEX WARRANTS

     The Research Enhanced Index Fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("Index Warrants"). Index Warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer, based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the Index Warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise, based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise, based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If the Research Enhanced Index Fund were not to exercise an Index Warrant prior to its expiration, then the Fund would lose the amount of the purchase price paid by it for the warrant. The Research Enhanced Index Fund will normally use Index Warrants in a manner similar to its use of options on securities indices. The risks of the Fund's use of Index Warrants are generally similar to those relating to its use of index options. Unlike most index options, however, Index Warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution that issues the warrant. Also, Index Warrants generally have longer terms than index options. Although the Research Enhanced Index Fund will normally invest only in exchange-listed warrants, Index Warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of Index Warrants may limit the Fund's ability to exercise the warrants at such time, or in such quantities, as the Fund would otherwise wish to do.

FOREIGN CURRENCY FUTURES CONTRACTS

     Each Fund (other than the Money Market Fund, Advisory Funds, MagnaCap Fund, Bank and Thrift Fund, and the Government Securities Income Fund) may use foreign currency future contracts for hedging purposes. A foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a foreign currency at a specified price and time. A public market exists in futures contracts covering several foreign currencies, including the Australian dollar, the Canadian dollar, the British pound, the German mark, the Japanese yen, the Swiss franc, and certain multinational currencies such as the European Currency Unit ("ECU"). Other foreign currency futures contracts are likely to be developed and traded in the future. The Funds will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS

     There are several risks related to the use of futures as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the futures contract and movements in the price of the securities which are the subject of the hedge. The price of the future may move more or less than the price of the securities being hedged. If the price of the future moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective, but if the price of the securities being hedged has moved in an unfavorable direction, a Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the future. If the price of the future moves more than the price of the hedged securities, the Fund will experience either a loss or a gain on the future which will not be completely offset by movements in the price of the securities which are subject to the hedge.

     To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of the futures contract, a Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility over such time period of the future. Conversely, the Fund may buy or sell fewer futures contracts if the historical volatility of the price of the securities being hedged is less than the historical volatility of the futures contract being used. It is possible that, when the Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance while the value of securities held in the Fund's portfolio may decline. If this occurs, the Fund will lose money on the future and also experience a decline in value in its portfolio securities. However, the Investment Manager or Sub-Adviser believes that over time the value of a diversified portfolio will tend to move in the same direction as the market indices upon which the futures are based.

     When futures are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline instead. If the Fund then decides not to invest in securities or options at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

     In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the securities being hedged, the price of futures may not correlate perfectly with movement in the stock index or cash market due to certain market distortions. All participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the index or cash market and futures markets. In addition, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. As a result of price distortions in the futures market and the imperfect correlation between movements in the cash market and the price of securities and movements in the price of futures, a correct forecast of general trends by the Investment Manager or Sub-Adviser may still not result in a successful hedging transaction over a very short time frame.

     Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position, and in the event of adverse price movements, the Funds would continue to be required to make daily cash payments of variation margin. When futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

     Most  United  States  futures  exchanges  limit the  amount of  fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

     Successful use of futures by a Fund depends on the Investment Manager's or Sub-Adviser's ability to predict correctly movements in the direction of the market. For example, if the Fund hedges against the possibility of a decline in the market adversely affecting stocks held in its portfolio and stock prices increase instead, the Fund will lose part or all of the benefit of the increased value of the stocks which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

     In the event of the bankruptcy of a broker through which a Fund engages in transactions in futures contracts or options, the Fund could experience delays and losses in liquidating open positions purchased or sold through the broker, and incur a loss of all or part of its margin deposits with the broker.

INTEREST RATE AND CURRENCY SWAPS

     The Funds that comprise the Pilgrim Mutual Funds (other than the Money Market Fund) may enter into interest rate and currency swap transactions and purchase or sell interest rate and currency caps and floors, and may enter into currency swap cap transactions. An interest rate or currency swap involves an agreement between a Fund and another party to exchange payments calculated as if they were interest on a specified ("notional") principal amount (e.g., an exchange of floating rate payments by one party for fixed rate payments by the other). An interest rate cap or floor entitles the purchaser, in exchange for a premium, to receive payments of interest on a notional principal amount from the seller of the cap or floor, to the extent that a specified reference rate exceeds or falls below a predetermined level.

     A Fund usually enters into such transactions on a "net" basis, with the Fund receiving or paying, as the case may be, only the net amount of the two payment streams. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis, and an amount of cash or high-quality liquid securities having an aggregate net asset value at least equal to the accrued excess is maintained in a segregated account by the Trust's custodian. If a Fund enters into a swap on other than a net basis, or sells caps or floors, the Fund maintains a segregated account in the full amount accrued on a daily basis of the Fund's obligations with respect to the transaction. Such segregated accounts are maintained in accordance with applicable regulations of the Commission.

     A Fund will not enter into any of these derivative transactions unless the unsecured senior debt or the claims paying ability of the other party to the transaction is rated at least "high quality" at the time of purchase by at least one of the established rating agencies (e.g., AAA or AA by S&P). The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and agents utilizing standard swap documentation, and the Investment Manager or Sub-Adviser has determined that the swap market has become relatively liquid. Swap transactions do not involve the delivery of securities or other underlying assets or principal, and the risk of loss with respect to such transactions is limited to the net amount of payments that the Fund is contractually obligated to make or receive. Caps and floors are more recent innovations for which standardized documentation has not yet been developed; accordingly, they are less liquid than swaps, and caps and floors purchased by a Fund are considered to be illiquid assets.

INTEREST RATE SWAPS

     As indicated above, an interest rate swap is a contract between two entities ("counterparties") to exchange interest payments (of the same currency) between the parties. In the most common interest rate swap structure, one counterparty agrees to make floating rate payments to the other counterparty, which in turn makes fixed rate payments to the first counterparty. Interest payments are determined by applying the respective interest rates to an agreed upon amount, referred to as the "notional principal amount." In most such transactions, the floating rate payments are tied to the London Interbank Offered Rate, which is the offered rate for short-term Eurodollar deposits between major international banks. As there is no exchange of principal amounts, an interest rate swap is not an investment or a borrowing.

CROSS-CURRENCY SWAPS

     A cross-currency swap is a contract between two counterparties to exchange interest and principal payments in different currencies. A cross-currency swap normally has an exchange of principal at maturity (the final exchange); an exchange of principal at the start of the swap (the initial exchange) is optional. An initial exchange of notional principal amounts at the spot exchange rate serves the same function as a spot transaction in the foreign exchange market (for an immediate exchange of foreign exchange risk). An exchange at maturity of notional principal amounts at the spot exchange rate serves the same function as a forward transaction in the foreign exchange market (for a future transfer of foreign exchange risk). The currency swap market convention is to use the spot rate rather than the forward rate for the exchange at maturity. The economic difference is realized through the coupon exchanges over the life of the swap. In contrast to single currency interest rate swaps, cross-currency swaps involve both interest rate risk and foreign exchange risk.

SWAP OPTIONS

     The Funds indicated above may invest in swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise change an existing swap agreement, at some designated future time on specified terms. It is different from a forward swap, which is a commitment to enter into a swap that starts at some future date with specified rates. A swap option may be structured European-style (exercisable on the pre-specified date) or American-style (exercisable during a designated period). The right pursuant to a swap option must be exercised by the right holder. The buyer of the right to receive fixed pursuant to a swap option is said to own a call.

CAPS AND FLOORS

     The Funds indicated above may invest in interest rate caps and floors and currency swap cap transactions. An interest rate cap is a right to receive periodic cash payments over the life of the cap equal to the difference between any higher actual level of interest rates in the future and a specified strike (or "cap") level. The cap buyer purchases protection for a floating rate move above the strike. An interest rate floor is the right to receive periodic cash payments over the life of the floor equal to the difference between any lower actual level of interest rates in the future and a specified strike (or "floor") level. The floor buyer purchases protection for a floating rate move below the strike. The strikes are typically based on the three-month LIBOR (although other indices are available) and are measured quarterly. Rights arising pursuant to both caps and floors are exercised automatically if the strike is in the money. Caps and floors eliminate the risk that the buyer fails to exercise an in-the-money option.

RISKS ASSOCIATED WITH SWAPS

     The risks associated with interest rate and currency swaps and interest rate caps and floors are similar to those described above with respect to dealer options. In connection with such transactions, a Fund relies on the other party to the transaction to perform its obligations pursuant to the underlying agreement. If there were a default by the other party to the transaction, the Fund would have contractual remedies pursuant to the agreement, but could incur delays in obtaining the expected benefit of the transaction or loss of such benefit. In the event of insolvency of the other party, the Fund might be unable to obtain its expected benefit. In addition, while each Fund will seek to enter into such transactions only with parties which are capable of entering into closing transactions with the Fund, there can be no assurance that a Fund will be able to close out such a transaction with the other party, or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. This may impair a Fund's ability to enter into other transactions at a time when doing so might be advantageous.

NON-HEDGING STRATEGIC TRANSACTIONS

     A Fund's options, futures and swap transactions will generally be entered into for hedging purposes -- to protect against possible changes in the market values of securities held in or to be purchased for the Fund's portfolio resulting from securities markets, currency or interest rate fluctuations, to protect the Fund's unrealized gains in the values of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchase or sale of particular securities. However, in addition to the hedging transactions referred to above, the Strategic Income Fund may enter into options, futures and swap transactions to enhance potential gain in circumstances where hedging is not involved. Each Fund's net loss exposure resulting from transactions entered into for each purposes will not exceed 5% of the Fund's net assets at any one time and, to the extent necessary, the Fund will close out transactions in order to comply with this limitation. Such transactions are subject to the limitations described above under "Options," "Futures Contracts," and "Interest Rate and Currency Swaps."

RESTRICTED AND ILLIQUID SECURITIES

     Each Fund may invest in an illiquid or restricted security if the Investment Manager or Sub-Adviser believes that it presents an attractive investment opportunity, except that MagnaCap Fund may not invest in restricted securities. Generally, a security is considered illiquid if it cannot be disposed of within seven days. Its illiquidity might prevent the sale of such a security at a time when a Sub-Adviser might wish to sell, and these securities could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring the Funds to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that a Fund could realize upon disposition.

     Each Fund (except MagnaCap Fund) may purchase restricted securities (I.E., securities the disposition of which may be subject to legal restrictions) and securities that may not be readily marketable. Because of the nature of these securities, a considerable period of time may elapse between the Funds' decision to dispose of these securities and the time when the Funds are able to dispose of them, during which time the value of the securities could decline. The expenses of registering restricted securities (excluding securities that may be resold by the Funds pursuant to Rule 144A) may be negotiated at the time such securities are purchased by the Funds. When registration is required before the securities may be resold, a considerable period may elapse between the decision to sell the securities and the time when the Funds would be permitted to sell them. Thus, the Funds may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. The Funds may also acquire securities through private placements. Such securities may have contractual restrictions on their resale, which might prevent their resale by the Funds at a time when such resale would be desirable. Securities that are not readily marketable will be valued by the Funds in good faith pursuant to procedures adopted by the Company's Board of Directors.

     Restricted securities, including private placements, are subject to legal or contractual restrictions on resale. They can be eligible for purchase without SEC registration by certain institutional investors known as "qualified institutional buyers," and under the Funds' procedures, restricted securities could be treated as liquid. However, some restricted securities may be illiquid and restricted securities that are treated as liquid could be less liquid than registered securities traded on established secondary markets. The Funds may not invest more than 15% of its net assets in illiquid securities, measured at the time of investment. Each Fund will adhere to a more restrictive investment limitation on its investments in illiquid or restricted securities as required by the securities laws of those jurisdictions where shares of the Funds are registered for sale.

     The Emerging Countries Fund may invest in foreign securities that are restricted against transfer within the United States or to United States persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions. Unless these securities are acquired directly from the issuer or its underwriter, the Fund treats foreign securities whose principal market is abroad as not subject to the investment limitation on securities subject to legal or contractual restrictions on resale.

OTHER INVESTMENT COMPANIES

     Certain Funds may invest in other investment companies ("Underlying Funds"). Each Fund may not (i) invest more than 10% of its total assets in Underlying Funds, (ii) invest more than 5% of its total assets in any one Underlying Fund, or (iii) purchase greater than 3% of the total outstanding securities of any one Underlying Fund. The Funds (except the Money Market Fund) may also make indirect foreign investments through other investment companies that have comparable investment objectives and policies as the Funds. In addition to the advisory and operational fees a Fund bears directly in connection with its own operation, the Fund would also bear its pro rata portions of each other investment company's advisory and operational expenses.

INVESTMENT COMPANIES THAT INVEST IN SENIOR LOANS. Certain Funds may invest in investment companies that invest primarily in interests in variable or floating rate loans or notes ("Senior Loans"). Senior Loans in most circumstances are fully collateralized by assets of a corporation, partnership, limited liability company, or other business entity. Senior Loans vary from other types of debt in that they generally hold a senior position in the capital structure of a borrower. Thus, Senior Loans are generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors, and preferred or common stockholders.

     Substantial increases in interest rates may cause an increase in loan defaults as borrowers may lack resources to meet higher debt service requirements. The value of a Fund's assets may also be affected by other uncertainties such as economic developments affecting the market for Senior Loans or affecting borrowers generally.

     Senior Loans usually include restrictive covenants which must be maintained by the borrower. Under certain interests in Senior Loans, an investment company investing in a Senior Loan may have an obligation to make additional loans upon demand by the borrower. Senior Loans, unlike certain bonds, usually do not have call protection. This means that interests, while having a stated one to ten-year term, may be prepaid, often without penalty. The rate of such prepayments may be affected by, among other things, general business and economic conditions, as well as the financial status of the borrower. Prepayment would cause the actual duration of a Senior Loan to be shorter than its stated maturity.

CREDIT RISK. Information about interests in Senior Loans generally is not be in the public domain, and interests are generally not currently rated by any nationally recognized rating service. Senior Loans are subject to the risk of nonpayment of scheduled interest or principal payments. Issuers of Senior Loans generally have either issued debt securities that are rated lower than investment grade, or, if they had issued debt securities, such debt securities would likely be rated lower than investment grade. However, unlike other types of debt securities, Senior Loans are generally fully collateralized.

     In the event of a failure to pay scheduled interest or principal payments on Senior Loans, an investment company investing in that Senior Loan could experience a reduction in its income, and would experience a decline in the market value of the particular Senior Loan so affected, and may experience a decline in the NAV or the amount of its dividends. In the event of a bankruptcy of the borrower, the investment company could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing the Senior Loan.

COLLATERAL. Senior Loans typically will be secured by pledges of collateral from the borrower in the form of tangible assets and intangible assets. In some instances, an investment company may invest in Senior Loans that are secured only by stock of the borrower or its subsidiaries or affiliates. The value of the collateral may decline below the principal amount of the Senior Loan subsequent to an investment in such Senior Loan. In addition, to the extent that collateral consists of stock of the borrower or its subsidiaries or affiliates, there is a risk that the stock may decline in value, be relatively illiquid, or may lose all or substantially all of its value, causing the Senior Loan to be undercollateralized.

LIMITED SECONDARY MARKET. Although it is growing, the secondary market for Senior Loans is currently limited. There is no organized exchange or board of trade on which Senior Loans may be traded; instead, the secondary market for Senior Loans is an unregulated inter-dealer or inter-bank market. Accordingly, Senior Loans may be illiquid. In addition, Senior Loans generally require the consent of the borrower prior to sale or assignment. These consent requirements may delay or impede a fund's ability to sell Senior Loans. In addition, because the secondary market for Senior Loans may be limited, it may be difficult to value Senior Loans. Market quotations may not be available and valuation may require more research than for liquid securities. In addition, elements of judgment may play a greater role in the valuation, because there is less reliable, objective data available.

HYBRID LOANS. The growth of the syndicated loan market has produced loan structures with characteristics similar to Senior Loans but which resemble bonds in some respects, and generally offer less covenant or other protections than traditional Senior Loans while still being collateralized ("Hybrid Loans"). With Hybrid Loans, a fund may not possess a senior claim to all of the collateral securing the Hybrid Loan. Hybrid Loans also may not include covenants that are typical of Senior Loans, such as covenants requiring the maintenance of minimum interest coverage ratios. As a result, Hybrid Loans present additional risks besides those associated with traditional Senior Loans, although they may provide a relatively higher yield. Because the lenders in Hybrid Loans waive or forego certain loan covenants, their negotiating power or voting rights in the event of a default may be diminished. As a result, the lenders' interests may not be represented as significantly as in the case of a conventional Senior Loan. In addition, because an investment company's security interest in some of the collateral may be subordinate to other creditors, the risk of nonpayment of interest or loss of principal may be greater than would be the case with conventional Senior Loans.

SUBORDINATED AND UNSECURED LOANS. Certain investment companies may invest in subordinated and unsecured loans. The primary risk arising from a holder's subordination is the potential loss in the event of default by the issuer of the loans. Subordinated loans in an insolvency bear an increased share, relative to senior secured lenders, of the ultimate risk that the borrower's assets are insufficient to meet its obligations to its creditors. Unsecured loans are not secured by any specific collateral of the borrower. They do not enjoy the security associated with collateralization and may pose a greater risk of nonpayment of interest or loss of principal than do secured loans.

     There are some potential disadvantages associated with investing in other investment companies. For example, you would indirectly bear additional fees. The Underlying Funds pay various fees, including, management fees, administration fees, and custody fees. By investing in those Underlying Funds indirectly, you indirectly pay a proportionate share of the expenses of those funds (including management fees, administration fees, and custodian fees), and you also pay the expenses of the Fund.

REPURCHASE AGREEMENTS

     Each Fund may enter into repurchase agreements with respect to its portfolio securities. Pursuant to such agreements, the Fund acquires securities from financial institutions such as banks and broker-dealers as are deemed to be creditworthy by the Investment Manager or Sub-Adviser, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% (100% for the Money Market Fund) of the repurchase price under the agreement. If the seller defaults on its repurchase obligation, the Fund holding the repurchase agreement will suffer a loss to the extent that the proceeds from a sale of the underlying securities is less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Fund's rights with respect to such securities to be delayed or limited. Repurchase agreements are considered to be loans under the Investment Company Act.


     Pursuant to an Exemptive Order under Section 17(d) and Rule 17d-1 obtained by the SmallCap Opportunities and Growth Opportunities Funds, on March 5, 1991, such Funds may deposit uninvested cash balances into a single joint account to be used to enter into repurchase agreements.

     As an alternative to using repurchase agreements, each of the funds which comprise the Mayflower Trust, Equity Trust, SmallCap Opportunities Fund, and Growth Opportunities Fund, may, from time to time, invest up to 5% of its assets in money market investment companies sponsored by a third party for short-term liquidity purposes. Such investments are subject to the non-fundamental investment limitations described herein.


REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL TRANSACTIONS


     The Government Securities Income Fund and each of the funds which comprise the Pilgrim Mutual Funds, Mayflower Trust, Equity Trust, SmallCap Opportunities Fund, and Growth Opportunities Fund, may enter into reverse repurchase agreement transactions. Such transactions involve the sale of U.S. Government securities held by the Fund, with an agreement that the Fund will repurchase such securities at an agreed upon price and date. The Fund will employ reverse repurchase agreements when necessary to meet unanticipated net redemptions so as to avoid liquidating other portfolio investments during unfavorable market conditions. At the time it enters into a reverse repurchase agreement, the Fund will place in a segregated custodial account cash and/or liquid assets having a dollar value equal to the repurchase price. Reverse repurchase agreements are considered to be borrowings under the Investment Company Act of 1940 (the "1940 Act"). Reverse repurchase agreements, together with other permitted borrowings, may constitute up to 33 1/3% of the Fund's total assets. Under the 1940 Act, the Fund is required to maintain continuous asset coverage of 300% with respect to borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Fund's holdings may be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Fund's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

     In order to enhance portfolio returns and manage prepayment risks, Government Securities Income Fund and the funds which comprise the Pilgrim Mutual Funds, Mayflower Trust, Equity Trust, SmallCap Opportunities Fund, and Growth Opportunities Fund, may engage in dollar roll transactions with respect to mortgage securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, a Fund sells a mortgage security held in the portfolio to a financial institutional such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the sold security. When a Fund enters into a dollar roll transaction, cash and/or liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be repurchased, are segregated with its custodian at the trade date. These securities are marked daily and are maintained until the transaction is settled.


     Whether a reverse repurchase agreement or dollar-roll transaction produces a gain for a Fund depends upon the "costs of the agreements" (e.g., a function of the difference between the amount received upon the sale of its securities and the amount to be spent upon the purchase of the same or "substantially the same" security) and the income and gains of the securities purchased with the proceeds received from the sale of the mortgage security. If the income and gains on the securities purchased with the proceeds of the agreements exceed the costs of the agreements, then a Fund's net asset value will increase faster than otherwise would be the case; conversely, if the income and gains on such securities purchased fail to exceed the costs of the structure, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar-roll transactions, as leveraging techniques, may increase a Fund's yield in the manner described above; however, such transactions also increase a Fund's risk to capital and may result in a shareholder's loss of principal.

PARTICIPATION INTERESTS

     The High Yield Fund may invest in participation interests, subject to the limitation on its net assets that may be invested in illiquid investments. Participation interests provide the Fund an undivided interest in a loan made by a bank or other financial institution in the proportion that the Fund's participation interest bears to the total principal amount of the loan. No more than 5% of the Fund's net assets can be invested in participation interests of the same issuing bank. The Fund must look to the creditworthiness of the borrowing corporation, which is obligated to make payments of principal and interest on the loan. In the event the borrower fails to pay scheduled interest or principal payments, the Fund would experience a reduction in its income and might experience a decline in the net asset value of its shares. In the event of a failure by the bank to perform its obligations in connection with the participation agreement, the Fund might incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

LENDING OF PORTFOLIO SECURITIES

     In order to generate additional income, each Fund may lend portfolio securities in an amount up to 33-1/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities (up to 30% of the value of the total assets in the case of the International Value and the Emerging Markets Value Funds). No lending may be made with any companies affiliated with the Investment Manager. The Funds may lend securities only to financial institutions such as banks, broker/ dealers and other recognized institutional investors in amounts up to 30% of the Fund's total assets. These loans earn income for the Funds and are collateralized by cash, securities or letters of credit. The Funds might experience a loss if the financial institution defaults on the loan. Loans by the Primary Fund in which the Money Market Fund invests will not exceed 25% of the Fund's total assets.

     The borrower at all times during the loan must maintain with the Fund cash or cash equivalent collateral or provide to the Funds an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned. During the time portfolio securities are on loan, the borrower pays the Funds any interest paid on such securities, and the Funds may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. Loans are subject to termination at the option of the Funds or the borrower at any time. The Funds may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

LOAN PARTICIPATIONS AND ASSIGNMENTS

     Each Fund may invest in loan participations and loan assignments. A Fund's investment in loan participations typically will result in the Fund having a contractual relationship only with the Lender and not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any right of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower.

     When a Fund purchases a loan assignment from Lenders, it will acquire direct rights against the borrowers on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. Because there is no liquid market for such securities, the Fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and a Fund's ability to dispose of particular assignments or participations when necessary to meet redemptions of Fund shares, to meet the Fund's liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for assignments and participations also may make it more difficult for a Fund to value these securities for purposes of calculating its net asset value.

PAIRING-OFF TRANSACTIONS

     Government Securities Income Fund engages in a pairing-off transaction when the Fund commits to purchase a security at a future date ("delayed delivery" or "when issued"), and then prior to the predetermined settlement date, the Fund "pairs-off" the purchase with a sale of the same security prior to, or on, the original settlement date. At all times when the Fund has an outstanding commitment to purchase securities, cash and/or liquid assets equal to the value of the outstanding purchase commitments will be segregated from general investible funds and marked to the market daily.

     When the time comes to pay for the securities acquired on a delayed delivery basis, Government Securities Income Fund will meet its obligations from the available cash flow, sale of the securities held in the separate account, sale of other securities or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

     Whether a pairing-off transaction produces a gain for Government Securities Income Fund, depends upon the movement of interest rates. If interest rates decrease, then the money received upon the sale of the same security will be greater than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered. Consequently, the Fund will experience a gain. However, if interest rates increase, than the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered. Consequently, the Fund will experience a loss.


     Pilgrim Mutual Funds, Mayflower Trust and Equity Trust, may enter into To Be Announced ("TBA") sale commitments wherein the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. A Fund will enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, the Fund will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into.


FLOATING OR VARIABLE RATE INSTRUMENTS

     The Funds that comprise the Mayflower Trust, Equity Trust, SmallCap Opportunities Fund, and Growth Opportunities Fund may purchase floating or variable rate bonds, which normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest. Such bonds are frequently secured by letters of credit or other credit support arrangements provided by banks. Floating or variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semiannually, etc.). A Fund would anticipate using these bonds as cash equivalents, pending longer term investment of its funds. Other longer term fixed-rate bonds, with a right of the holder to request redemption at certain times (often annually, after the lapse of an intermediate term), may also be purchased by a Fund. These bonds are more defensive than conventional long-term bonds (protecting to some degree against a rise in interest rates), while providing greater opportunity than comparable intermediate term bonds since the Fund may retain the bond if interest rates decline. By acquiring these kinds of bonds, a Fund obtains the contractual right to require the issuer of the security, or some other person (other than a broker or dealer), to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement with the seller or some other person.

     A Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss. When a Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a Fund's incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

     The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

SHORT SALES


     The Pilgrim Mutual Funds, Mayflower Trust, Mid-Cap Value Fund, Equity Trust, SmallCap Opportunities Fund, and Growth Opportunities Fund may make short sales of securities they own or have the right to acquire at no added cost through conversion or exchange of other securities they own (referred to as short sales "against the box") and short sales of securities which they do not own or have the right to acquire.


     In a short sale that is not "against the box," a Fund sells a security which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, the Fund must borrow the security generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund must replace the security borrowed by purchasing it at the market price at the time of replacement. The Fund is said to have a "short position" in the securities sold until it delivers them to the broker. The period during which the Fund has a short position can range from one day to more than a year. Until the Fund replaces the security, the proceeds of the short sale are retained by the broker, and the Fund must pay to the broker a negotiated portion of any dividends or interest which accrue during the period of the loan. To meet current margin requirements, the Fund must deposit with the broker additional cash or securities so that it maintains with the broker a total deposit equal to 150% of the current market value of the securities sold short (100% of the current market value if a security is held in the account that is convertible or exchangeable into the security sold short within 90 days without restriction other than the payment of money).

     Short sales by a Fund that are not made "against the box" create opportunities to increase the Fund's return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Since the Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund's net asset value per share tends to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with the short sale. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continually increase, although a Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

     If a Fund makes a short sale "against the box," the Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, a Fund will deposit in escrow in a separate account with the Custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. The Fund can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund, because the Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

     A Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the Investment Manager or Sub-Adviser believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the investment values or conversion premiums of such securities.

     In the view of the Commission, a short sale involves the creation of a "senior security" as such term is defined in the Investment Company Act, unless the sale is "against the box" and the securities sold short are placed in a segregated account (not with the broker), or unless the Fund's obligation to deliver the securities sold short is "covered" by placing in a segregated account (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any such collateral required to be deposited with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash, U.S. Government securities or other liquid debt or equity securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale. Each Fund will comply with these requirements. In addition, as a matter of policy, the Trust's Board of Trustees has determined that no Fund will make short sales of securities or maintain a short position if to do so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the Fund's total assets (no more than 5% for the Mid-Cap Value Fund), taken at market value.

     The extent to which a Fund may enter into short sales transactions may be limited by the Internal Revenue Code requirements for qualification of the Fund as a regulated investment company. See "Dividends, Distributions and Taxes."

INVESTMENT TECHNIQUES AND PROCESSES

     The investment techniques and processes used by the Sub-Adviser for the Pilgrim Mutual Funds, which it has used in managing institutional portfolios for many years, are described generally in the Funds' prospectus of the Funds it manages. In making decisions with respect to equity securities for the Funds, growth over time is the Sub-Adviser's underlying goal. It's how the Sub-Adviser built its reputation. Over the past ten years, the Sub-Adviser has built a record as one of the finest performing investment managers in the United States. It has successfully delivered growth over time to many institutional investors, pension plans, foundations, endowments and high net worth individuals. The Sub-Adviser's methods have proven their ability to achieve growth over time through a variety of investment vehicles.

     The Sub-Adviser emphasizes growth over time through investment in securities of companies with earnings growth potential. The Sub-Adviser's style is a "bottom-up" growth approach that focuses on the growth prospects of individual companies rather than on economic trends. It builds portfolios stock by stock. The Sub-Adviser's decision-making is guided by three critical questions: Is there a positive change? Is it sustainable? Is it timely? The Sub-Adviser uses these three factors because it focuses on discovering positive developments when they first show up in an issuer's earnings, but before they are fully reflected in the price of the issuer's securities. The Sub-Adviser is always looking for companies that are driving change and surpassing analysts' expectations. It seeks to identify companies poised for rapid growth. The Sub-Adviser focuses on recognizing successful companies, regardless of their capitalization or whether they are domestic or foreign companies.

DIVERSIFICATION

     Each Fund (other than the Money Market Fund) is "diversified" within the meaning of the Investment Company Act. In order to qualify as diversified, a Fund must diversify its holdings so that at all times at least 75% of the value of its total assets is represented by cash and cash items (including receivables), securities issued or guaranteed as to principal or interest by the United States or its agencies or instrumentalities, securities of other investment companies, and other securities (for this purpose other securities of any one issuer are limited to an amount not greater than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of the issuer). The Primary Institutional Fund in which the Money Market Fund will invest substantially all of its assets is a non-diversified fund. However, the Primary Institutional Fund intends to comply with the diversification requirement of Rule 2a-7 under the Investment Company Act which generally limits a money-market fund to investing no more than 5% of its total assets in the securities, except U.S. government securities, of any one issuer.

     The equity securities of each issuer that are included in the investment portfolio of a Fund are purchased by the Investment Manager or Sub-Adviser in approximately equal amounts, and the Investment Manager or Sub-Adviser attempts to stay fully invested within the applicable percentage limitations set forth in the Prospectus. In addition, for each issuer whose securities are added to an investment portfolio, the Investment Manager or Sub-Adviser sells the securities of one of the issuers currently included in the portfolio.

BORROWING

     Each Advisory Fund may borrow money from banks solely for temporary or emergency purposes, but not in an amount exceeding one-third of the value of its total assets. The Pilgrim Mutual Funds may each borrow up to 20% (other than the Money Market Fund which is limited to 5%). MagnaCap Fund and High Yield Fund may borrow from banks solely for temporary or emergency purposes, but not in an amount exceeding 5% of the value of its total assets. Bank and Thrift Fund may borrow, only in an amount up to 15% of its total assets to obtain such short-term credits as are necessary for the clearance of securities transactions. Government Securities Income Fund may borrow money from banks solely for temporary or emergency purposes, but not in an amount in excess of 10% of the value of its total assets.

     For the Government Securities Income Fund, no additional investment may be made while any such borrowings are in excess of 5% of total assets. For purposes of this investment restriction, the Fund's entry into reverse repurchase agreements and dollar-rolls and delayed delivery transactions, including those relating to pair-offs, shall not constitute borrowings. Such borrowings, together with reverse repurchase agreements, may constitute up to 33% of the Fund's total assets. The Government Securities Income Fund may not mortgage, pledge or hypothecate its assets, except to the extent necessary to secure permitted  borrowings  and to the  extent  related  to the  deposit of assets in escrow in connection with the Fund's purchasing of securities on a forward commitment or delayed delivery basis, entering into reverse repurchase agreements and engaging in dollar-roll transactions.

     Under the Investment Company Act of 1940, each Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Fund's holdings may be disadvantageous from an investment standpoint.

     When a Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a Fund makes additional investments while borrowings are outstanding, this may be construed as a form of leverage.

     Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Fund's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

                             INVESTMENT RESTRICTIONS

                  INVESTMENT RESTRICTIONS -- THE ADVISORY FUNDS

     The Funds have adopted the following investment restrictions as fundamental policies that cannot be changed without approval by the holders of a majority of its outstanding shares, which means the lesser of (1) 67% of the Fund's shares present at a meeting at which the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the Fund's outstanding shares. None of the Funds may:

     (1) invest in a security if, with respect to 75% of the total assets, more than 5% of the total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

     (2) invest in a security if, with respect to 75% of its assets, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer, except securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities;

     (3) invest in a security if more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of companies primarily engaged in any one industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities (or repurchase agreements with respect thereto);

     (4) lend any funds or other assets, except that a Fund may, consistent with its investment objective and policies:

          (a) invest in debt obligations, even though the purchase of such obligations may be deemed to be the making of loans;

          (b)  enter into repurchase agreements; and

          (c) lend its portfolio securities in accordance with applicable guidelines established by the SEC and any guidelines established by the Board of Directors;

     (5) borrow money or pledge, mortgage, or hypothecate its assets, (a) except that a Fund may borrow from banks, but only if immediately after each borrowing and continuing thereafter there is asset coverage of 300%; and (b) and except that the following shall not be considered a pledge, mortgage, or hypothecation of a Fund's assets for these purposes: entering into reverse repurchase agreements; transactions in options, futures, options on futures, and forward currency contracts; the deposit of assets in escrow in connection with the writing of covered put and call options; and the purchase of securities on a "when-issued" or delayed delivery basis; collateral arrangements with respect to initial or variation margin and other deposits for futures contracts, options on futures contracts, and forward currency contracts;

     (6) issue senior securities, except insofar as a Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with that Fund's borrowing policies, and except for purposes of this investment restriction, collateral or escrow arrangements with respect to the making of short sales, purchase or sale of futures contracts or related options, purchase or sale of forward currency contracts, writing of stock options, and collateral arrangements with respect to margin or other deposits respecting futures contracts, related options, and forward currency contracts are not deemed to be an issuance of a senior security;

     (7) act as an underwriter of securities of other issuers, except, when in connection with the disposition of portfolio securities, a Fund may be deemed to be an underwriter under the federal securities laws;

     (8) purchase or sell real estate (other than marketable securities representing interests in, or backed by, real estate or securities of companies that deal in real estate or mortgages).

     The Funds are also subject to the following restrictions and policies that are not fundamental and may, therefore, be changed by the Board of Directors (without shareholder approval). Unless otherwise indicated, a Fund may not:

     (1) invest in securities that are illiquid if, as a result of such investment, more than 15% of the total assets of the Fund (taken at market value at the time of such investment) would be invested in such securities;

     (2)  invest  in  companies  for  the  purpose  of  exercising   control  or
          management;

     (3) purchase or sell physical commodities or commodities contracts (which, for purposes of this restriction, shall not include foreign currency or forward foreign currency contracts), except any Fund may engage in interest rate futures contracts, stock index futures contracts, futures contracts based on other financial instruments or securities, and options on such futures contracts;

     (4) invest directly in interests in oil, gas or other mineral exploration or development programs or mineral leases (other than marketable securities of companies engaged in the business of oil, gas, or other mineral exploration).

     (5) invest more than 5% of its total assets in warrants, whether or not listed on the New York or American Stock Exchanges, including no more than 2% of its total assets which may be invested in warrants that are not listed on those exchanges. Warrants acquired by a Fund in units or attached to securities are not included in this restriction;

     (6) purchase securities of issuers which are restricted from being sold to the public without registration under the Securities Act of 1933 (unless such securities are deemed to be liquid under the Company's Liquidity Procedures) if by reason of such investment the Fund's aggregate investment in such securities will exceed 10% to the Fund's total assets;

     (7) invest more than 5% of the value of its total assets in securities of issuers which have been in continuous operation less than three years;

     (8) invest in puts, calls, straddles, spreads or any combination thereof if, as a result of such investment, more than 5% of the total assets of the Fund (taken at market value at the time of such investment) would be invested in such securities;

     (9) loan portfolio securities unless collateral values are continuously maintained at no less than 100% by "marking to market" daily;

     (10) invest in real estate limited partnerships.

     Other non-fundamental policies include the following: each Fund may not purchase securities on margin; make short sales, except for short sales "against the box," or purchase or retain in its portfolio any security if an officer or Director of the Company or the Investment Manager or any Sub-Adviser owns beneficially more than 1/2 of 1% of the outstanding securities of such issuer, and in the aggregate such persons own beneficially more than 5% of the outstanding securities of such issuer.

                  INVESTMENT RESTRICTIONS -- THE MAGNACAP FUND

     The Fund has adopted the following investment restrictions as fundamental policies that cannot be changed without approval by the holders of a majority of its outstanding shares, which means the lesser of (1) 67% of the Fund's shares present at a meeting at which the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the Fund's outstanding shares. The Fund MAY NOT:

     (1)  Engage in the underwriting of securities of other issuers.

     (2) Invest in "restricted securities" which cannot in the absence of an exemption be sold without an effective registration statement under the Securities Act of 1933, as amended.

     (3) Engage in the purchase and sale of interests in real estate, commodities or commodity contracts (although this does not preclude marketable securities of companies engaged in these activities).

     (4) Engage in the making of loans to other persons, except (a) through the purchase of a portion of an issue of publicly distributed bonds, debentures or other evidences of indebtedness customarily purchased by institutional investors or (b) by the loan of its portfolio securities in accordance with the policies described under "Lending of Portfolio Securities."

     (5) Borrow money except from banks for temporary or emergency purposes, and then not in excess of 5% of the value of its total assets.

     (6) Mortgage, pledge or hypothecate its assets in any manner, except in connection with any authorized borrowings and then not in excess of 10% of the value of its total assets.

     (7) Purchase securities on margin, except that it may obtain such short-term credits as may be necessary for the clearance of its portfolio transactions.

     (8) Effect short sales, or purchase or sell puts, calls, spreads or straddles.

     (9) Buy or sell oil, gas, or other mineral leases, rights or royalty contracts, or participate on a joint or joint and several basis in any securities trading account.

     (10) Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

     (11) Invest more than 25% of the value of its total assets in any one industry.

     (12) Purchase or retain in its portfolio any security if an Officer or Director of the Fund or its investment manager owns beneficially more than 1/2 of 1% of the outstanding securities of such issuer, and in the aggregate such persons own beneficially more than 5% of the outstanding securities of such issuer.

     (13) Issue senior securities, except insofar as the Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund's borrowing policies or investment techniques, and except for purposes of this investment restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or related options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of a senior security.

     The Fund is also subject to the following restrictions and policies that are not fundamental and may, therefore, be changed by the Board of Directors without shareholder approval. The Fund will limit its investments in warrants, valued at the lower of cost or market, to 5% of its net assets. Included within that amount, but not to exceed 2% of the Fund's net assets, may be warrants that are not listed on the New York or American Stock Exchange. The Fund will not engage in the purchase or sale of real estate or real estate limited partnerships. The Fund also will not make loans to other persons unless collateral values are continuously maintained at no less than 100% by "marking to market" daily. The Fund also may not invest more than 5% of its total assets in securities of companies which, including predecessors, have not had a record of at least three years of continuous operations, and may not invest in any restricted securities.


                     INVESTMENT RESTRICTIONS -- THE SMALLCAP
                OPPORTUNITIES FUND, AND GROWTH OPPORTUNITIES FUND


     The Funds have adopted investment restrictions numbered 1 through 12 as fundamental policies. These restrictions cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of such Fund's outstanding voting shares. Investment restrictions numbered 13 through 21 are not fundamental policies and may be changed by vote of a majority of the Trust's Board members at any time. Each Fund may not:

     (1) Borrow money, except from a bank and as a temporary measure for extraordinary or emergency purposes, provided the Fund maintains asset coverage of 300% for all borrowings;

     (2) Purchase securities of any one issuer (except U.S. government securities) if, as a result, more than 5% of the Fund's total assets would be invested in that issuer, or the Fund would own or hold more than 10% of the outstanding voting securities of the issuer; PROVIDED, HOWEVER, that up to 25% of the Fund's total assets may be invested without regard to these limitations;

     (3) Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter;

     (4) Concentrate its assets in the securities of issuers all of which conduct their principal business activities in the same industry (this restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities);

     (5) Make any investment in real estate, commodities or commodities contracts, except that these Funds may: (a) purchase or sell readily marketable securities that are secured by interest in real estate or issued by companies that deal in real estate, including real estate investment and mortgage investment trusts; and (b) engage in financial futures contracts and related options, as described herein and in the Fund's Prospectus;

     (6) Make loans, except that each of these Funds may: (a) invest in repurchase agreements, and (b) loan its portfolio securities in amounts up to one-third of the market or other fair value of its total assets;

     (7) Issue senior securities, except as appropriate to evidence indebtedness that it is permitted to incur, provided that the deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts and related options is not considered the issuance of senior securities;

     (8) Borrow money in excess of 5% of its total assets (taken at market value);

     (9) Pledge, mortgage or hypothecate in excess of 5% of its total assets (the deposit or payment by a Fund of initial or maintenance margin in connection with futures contracts and related options is not considered a pledge or hypothecation of assets);

     (10) Purchase more than 10% of the voting securities of any one issuer, except U.S. government securities;

     (11) Invest more than 15% of its net assets in illiquid securities, including repurchase agreements maturing in more than 7 days, that cannot be disposed of within the normal course of business at approximately the amount at which the Fund has valued the securities, excluding restricted securities that have been determined by the Trustees of the Fund (or the persons designated by them to make such determinations) to be readily marketable;

     (12) Purchase securities of any issuer with a record of less than 3 years of continuous operations, including predecessors, except U.S. government securities and obligations issued or guaranteed by any foreign government or its agencies or instrumentalities, if such purchase would cause the investments of a Fund in all such issuers to exceed 5% of the total assets of the Fund taken at market value;

     (13) Purchase securities on margin, except these Funds may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities (the deposit or payment by a Fund of initial or maintenance margin in connection with futures contracts or related options is not considered the purchase of a security on margin);

     (14) Write put and call options, unless the options are covered and the Fund invests through premium payments no more than 5% of its total assets in options transactions, other than options on futures contracts;

     (15) Purchase and sell futures contracts and options on futures contracts, unless the sum of margin deposits on all futures contracts held by the Fund, and premiums paid on related options held by the Fund, does not exceed more than 5% of the Fund's total assets, unless the transaction meets certain "bona fide hedging", criteria (in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5%);

     (16) Invest in securities of any issuer if any officer or Trustee of the Fund or any officer or director of Pilgrim owns more than 1/2 of 1% of the outstanding securities of the issuer, and such officers, directors and Trustees own in the aggregate more than 5% of the securities of such issuer;

     (17) Invest in interests in oil, gas or other mineral exploration or development programs, (although it may invest in issuers that own or invest in such interests);

     (18) Purchase securities of any investment company, except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase, or except when such purchase, though not made in the open market, is part of a plan of merger, consolidation, reorganization or acquisition of assets;

     (19) Purchase more than 3% of the outstanding voting securities of another investment company, invest more than 5% of its total assets in another investment company, or invest more than 10% of its total assets in other investment companies;

     (20) Purchase warrants if, as a result, warrants taken at the lower of cost or market value would represent more than 5% of the value of the Fund's net assets or if warrants that are not listed on the New York or American Stock Exchanges or on an exchange with comparable listing requirements, taken at the lower of cost or market value, would represent more than 2% of the value of the Fund's net assets (for this purpose, warrants attached to securities will be deemed to have no value); or

     (21) Make short sales, unless, by virtue of its ownership of other securities, the Fund has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except in connection with arbitrage transactions.

            INVESTMENT RESTRICTIONS -- THE MIDCAP OPPORTUNITIES FUND

     The Fund has adopted investment restrictions numbered 1 through 11 as fundamental policies. These restrictions cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. Investment restrictions numbered 12 through 15 are not fundamental policies and may be changed by vote of a majority of the Trust's Board members at any time. The Fund may not:

     (1) Borrow money, issue senior securities, or pledge, mortgage or hypothecate its assets, except that it may: (a) borrow from banks up to 10% of its net assets for temporary purposes but only if, immediately after such borrowing there is asset coverage of 300%, and
          (b) enter into transactions in options, futures, and options on futures and other transactions not deemed to involve the issuance of senior securities;

     (2)  Underwrite the securities of others;

     (3) Purchase or sell real property, including real estate limited partnerships (the Fund may purchase marketable securities of companies that deal in real estate or interests therein, including real estate investment trusts);

     (4) Deal in commodities or commodity contracts, except in the manner described in the current Prospectus and SAI of the Fund;

     (5) Make loans to other persons (but the Fund may, however, lend portfolio securities, up to 33% of net assets at the time the loan is made, to brokers or dealers or other financial institutions not affiliated with the Fund or Pilgrim, subject to conditions established by Pilgrim), and may purchase or hold participations in loans, in accordance with the investment objectives and policies of the Fund, as described in the current Prospectus and SAI of the Fund;

     (6) Purchase on margin (except that for purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts will not be deemed to be purchases of securities on margin);

     (7) Sell short, except that the Fund may enter into short sales against the box;

     (8) Invest more than 25% of its assets in any one industry or related group of industries;

     (9) With respect to 75% of the Fund's assets, purchase a security (other than U.S. government obligations) if, as a result, more than 5% of the value of total assets of the Fund would be invested in securities of a single issuer;

     (10) Purchase a security if, as a result, more than 10% of any class of securities, or more than 10% of the outstanding voting securities of an issuer, would be held by the Fund;

     (11) Borrow money in excess of 10% of its net assets for temporary purposes;

     (12) Purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that the Fund may purchase shares of other investment companies, subject to such restrictions as may be imposed by the 1940 Act and rules thereunder or by any state in which shares of the Fund are registered;

     (13) Make an investment for the purpose of exercising control over management;

     (14) Invest more than 15% of its net assets in illiquid securities; or

     (15) Borrow any amount in excess of 10% of the Fund's assets, other than for temporary emergency or administrative purposes. In addition, the Fund will not make additional investments when its borrowings exceed 5% of total assets.

               INVESTMENT RESTRICTIONS -- THE GROWTH + VALUE FUND

     The Fund has adopted investment restrictions numbered 1 through 11 as fundamental policies. These restrictions cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of such Fund's outstanding voting shares. Investment restrictions numbered 12 through 15 are not fundamental policies and may be changed by vote of a majority of the Trust's Board members at any time. The Fund may not:

     (1) Borrow money, issue senior securities, or pledge, mortgage or hypothecate its assets, except that it may: (a) borrow from banks but only if, immediately after such borrowing there is asset coverage of 300%, and (b) enter into transactions in options, futures, and options on futures and other transactions not deemed to involve the issuance of senior securities;

     (2)  Underwrite the securities of others;

     (3) Purchase or sell real property, including real estate limited partnerships (each of these Funds may purchase marketable securities of companies that deal in real estate or interests therein, including real estate investment trusts);

     (4) Deal in commodities or commodity contracts, except in the manner described in the current Prospectus and SAI of the Fund;

     (5) Make loans to other persons (but the Fund may, however, lend portfolio securities, up to 33% of net assets at the time the loan is made, to brokers or dealers or other financial institutions not affiliated with the Fund or Pilgrim, subject to conditions established by Pilgrim) (See "Lending Portfolio Securities" in this SAI), and may purchase or hold participations in loans, in accordance with the investment objectives and policies of the Fund, as described in the cur-rent Prospectus and SAI of the Fund;

     (6) Purchase on margin (except that for purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts will not be deemed to be purchases of securities on margin);

     (7) Sell short, except that these Funds may enter into short sales against the box;

     (8) Invest more than 25% of its assets in any one industry or related group of industries;

     (9) With respect to 75% of the Fund's assets, purchase a security (other than U.S. government obligations) if, as a result, more than 5% of the value of total assets of the Fund would be invested in securities of a single issuer;


     (10) Purchase a security if, as a result, more than 10% of any class of securities, or more than 10% of the outstanding VOTING securities of an issuer, would be held by the Fund;

     (11) Borrow money except to the extent permitted under the 1940 Act;

     (12) Purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that these Funds may purchase shares of other investment companies, subject to such restrictions as may be imposed by the 1940 Act and rules thereunder or by any state in which shares of the Fund are registered;

     (13) Make an investment for the purpose of exercising control over management;

     (14) Invest more than 15% of its net assets in illiquid securities; or

     (15) Borrow any amount in excess of 10% of their respective assets, other than for temporary emergency or administrative purposes. In addition, the Fund will not make additional investments when its borrowings exceed 5% of total assets.

                  INVESTMENT RESTRICTIONS -- THE INTERNATIONAL
                 VALUE FUND AND THE EMERGING MARKETS VALUE FUND

     The Funds have adopted investment restrictions numbered 1 through 6 as fundamental policies. These restrictions cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of such Fund's outstanding voting shares. Investment restrictions numbered 7 through 12 are not fundamental policies and may be changed by vote of a majority of the Trust's Board members at any time. The Funds may not:

     (1) Issue senior securities, except to the extent permitted under the 1940 Act, borrow money or pledge its assets, except that the Fund may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 10% of its total assets (not including the amount borrowed), provided that it will not make investments while borrowings are in excess of 5% of the value of its total assets are outstanding;

     (2) Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

     (3) Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. government securities), except that the Fund reserves the right to invest all of its assets in shares of another investment company;

     (4) Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate and securities issued by real estate investment trusts);

     (5) Purchase or sell commodities or commodity futures contracts, except that the Fund may purchase and sell stock index futures contracts for hedging purposes to the extent permitted under applicable federal and state laws and regulations and except that the Fund may engage in foreign exchange forward contracts;

     (6) Make loans (except for purchases of debt securities consistent with the investment policies of the Fund and except for repurchase agreements);

     (7) Make short sales of securities or maintain a short position, except for short sales against the box;

     (8) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions;

     (9) Write put or call options, except that the Fund may (i) write covered call options on individual securities and on stock indices; (ii) purchase put and call options on securities which are eligible for purchase by the Fund and on stock indices; and (iii) engage in closing transactions with respect to its options writing and purchases, in all cases subject to applicable federal and state laws and regulations;

     (10) Purchase any security if as a result the Fund would then hold more than 10% of any class of voting securities of an issuer (taking all common stock issues as a single class, all preferred stock issues as a single class, and all debt issues as a single class), except that the Fund reserves the right to invest all of its assets in a class of voting securities of another investment company;

     (11) Invest more than 10% of its assets in the securities of other investment companies or purchase more than 3% of any other investment company's voting securities or make any other investment in other investment companies except as permitted by federal and state law, except that the Fund reserves the right to invest all of its assets in another investment company;

     (12) Invest more than 15% of its net assets in illiquid securities.

           INVESTMENT RESTRICTIONS -- THE RESEARCH ENHANCED INDEX FUND

     The Fund has adopted investment restrictions numbered 1 through 8 as fundamental policies. These restrictions cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. Investment restrictions numbered 9 through 14 are not fundamental policies and may be changed by vote of a majority of the Trust's Board members at any time. The Fund may not:

     (1) Borrow money, issue senior securities, or pledge, mortgage or hypothecate its assets, except that it may: (a) borrow from banks up to 33 1/3% of its net assets for temporary purposes but only if, immediately after such borrowing there is asset coverage of 300%, and
          (b) enter into transactions in options, futures, and options on futures and other transactions not deemed to involve the issuance of senior securities;

     (2)  Underwrite the securities of others;

     (3) Purchase or sell real estate, including real estate limited partnerships (the Fund may purchase marketable securities of companies that deal in real estate or interests therein, including real estate investment trusts);

     (4) Deal in commodities or commodity contracts, except in the manner described in the current Prospectus and SAI of the Fund;

     (5) Make loans to other persons (but the Fund may, however, lend portfolio securities, up to 33 1/3% of net assets at the time the loan is made, to brokers or dealers or other financial institutions not affiliated with the Fund or Pilgrim, subject to conditions established by Pilgrim) (See "Lending Portfolio Securities" in this SAI), and may purchase or hold participations in loans, in accordance with the investment objectives and policies of the Fund, as described in the current Prospectus and SAI of the Fund;

     (6)  Invest more than 25% of its assets in any one industry;

     (7) With respect to 75% of the Fund's assets, purchase a security (other than U.S. government obligations) if, as a result, more than 5% of the value of total assets of the Fund would be invested in securities of a single issuer;

     (8) Purchase a security if, as a result, more than 10% of any class of securities, or more than 10% of the outstanding voting securities of an issuer, would be held by the Fund;

     (9) Purchase on margin (except that for purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts will not be deemed to be purchases of securities on margin);

     (10) Sell short, except that the Fund may enter into short sales against the box;

     (11) Purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that the Fund may purchase shares of other investment companies, subject to such restrictions as may be imposed by the 1940 Act, rules thereunder or any order pursuant thereto or by any state in which shares of the Fund are registered;

     (12) Make an investment for the purpose of exercising control over management;

     (13) Invest more than 15% of its net assets in illiquid securities; or

     (14) Borrow any amount in excess of 33 1/3% of the Fund's assets, other than for temporary emergency or administrative purposes.

     As a fundamental policy, this Fund may borrow money from banks to the extent permitted under the 1940 Act. As an operating (non-fundamental) policy, this Fund does not intend to borrow any amount in excess of 10% of its assets, and would do so only for temporary emergency or administrative purposes. In addition, to avoid the potential leveraging of assets, this Fund will not make additional investments when its borrowings, including those investment techniques which are regarded as a form of borrowing, are in excess of 5% of total assets. If this Fund should determine to expand its ability to borrow beyond the current operating policy, the Fund's Prospectus would be amended and shareholders would be notified.

     In addition to the above noted investment policies, the Research Enhanced Index Fund's Sub-Adviser intends to monitor the sector and security weightings of its portfolio relative to the composition of the S&P 500 Index. In that regard, the Sub-Adviser intends to manage the Fund so that its sector weightings and securities holdings closely approximate the sector and securities weightings of the Index. As noted in the prospectus, the Sub-Adviser may vary modestly the weightings of portfolio securities so that index securities that appear to be overvalued may be underweighted and securities that may appear to be underweighted may be overvalued. Steps will be taken periodically to rebalance positions consistent with maintaining reasonable transaction costs and reasonable weightings relative to the Index. While the Fund seeks to modestly outperform the S&P 500 Index, the Fund expects that its returns will have a coefficient correlation of 0.90% or better to the S&P 500 Index.

                         INVESTMENT RESTRICTIONS -- HIGH
               TOTAL RETURN FUND II AND THE HIGH TOTAL RETURN FUND


     The Funds have adopted investment restrictions numbered 1 through 11 as fundamental policies. These restrictions cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of such Fund's outstanding voting shares. Investment restrictions numbered 12 through 17 are not fundamental policies and may be changed by vote of a majority of the Trust's Board members at any time. The Funds may not:

     (1) Borrow money, issue senior securities, or pledge, mortgage or hypothecate its assets, except that it may: (a) borrow from banks but only if, immediately after such borrowing there is asset coverage of 300%, and (b) enter into transactions in options, futures, and options on futures and other transactions not deemed to involve the issuance of senior securities;

     (2)  Underwrite the securities of others;

     (3) Purchase or sell real property, including real estate limited partnerships (each of these Funds may purchase marketable securities of companies that deal in real estate or interests therein, including real estate investment trusts);

     (4) Deal in commodities or commodity contracts, except in the manner described in the current Prospectus and SAI of the Fund;

     (5) Make loans to other persons (but the Funds may, however, lend portfolio securities, up to 33% of net assets at the time the loan is made, to brokers or dealers or other financial institutions not affiliated with the Funds or Pilgrim, subject to conditions established by Pilgrim) (See "Lending Portfolio Securities" in this
          SAI), and may purchase or hold participations in loans, in accordance with the investment objectives and policies of the Fund, as described in the current Prospectus and SAI of the Fund;

     (6)  Participate in any joint trading accounts;

     (7) Purchase on margin (except that for purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts will not be deemed to be purchases of securities on margin);

     (8) Sell short, except that these Funds may enter into short sales against the box;

     (9) Invest more than 25% of its assets in any one industry or related group of industries;

     (10) Purchase a security (other than U.S. government obligations) if, as a result, more than 5% of the value of total assets of the Fund would be invested in securities of a single issuer;

     (11) Purchase a security if, as a result, more than 10% of any class of securities, or more than 10% of the outstanding voting securities of an issuer, would be held by the Fund;

     (12) Invest in a security if, as a result of such investment, more than 5% of its total assets (taken at market value at the time of such investment) would be invested in securities of issuers (other than issuers of federal agency obligations) having a record, together with predecessors or unconditional guarantors, of less than three years of continuous operation;

     (13) Purchase securities of other investment companies, except in connection with a- merger, consolidation or sale of assets, and except that these Funds may purchase shares of other investment companies, subject to such restrictions as may be imposed by the 1940 Act and rules thereunder or by any state in which shares of the Fund are registered;

     (14) Purchase or retain securities of any issuer if 5% of the securities of such issuer are owned by those officers and directors or trustees of the Fund or of Pilgrim who each own beneficially more than 1/2 of 1% of its securities;

     (15) Make an investment for the purpose of exercising control over management;

     (16) Invest more than 15% of its net assets (determined at the time of investment) in illiquid securities, including securities subject to legal or contractual restrictions on resale (which may include private placements and those 144A securities for which the Trustees, pursuant to procedures adopted by the Fund, have not determined there is a liquid secondary market), repurchase agreements maturing in more than seven days, options traded over the counter that a Fund has purchased, securities being used to cover options a Fund has written, securities for which market quotations are not readily available, or other securities that, legally or in the Adviser's or Trustees' opinion, may be deemed illiquid; or

     (17) Invest  in  interests  in  oil,  gas  or  other  mineral   exploration
          development programs (including oil, gas or other mineral leases).

     As a fundamental policy, these Funds may borrow money from banks to the extent permitted under the 1940 Act. As an operating (non- fundamental) policy, these Funds do not intend to borrow any amount in excess of 10% of their respective assets, and would do so only for temporary emergency or administrative purposes. In addition, to avoid the potential leveraging of assets, neither of these Funds will make additional investments when its borrowings, including those investment techniques which are regarded as a form of borrowing, are in excess of 5% of total assets. If any of these three Funds should determine to expand its ability to borrow beyond the current operating policy, the Fund's Prospectus would be amended and shareholders would be notified.



     As a non-fundamental restriction, High Yield Total Return Fund II and High Yield Total Return Fund may not purchase a debt security if, as a result, more than 10% of any class of debt securities would be held by the Fund.

     In addition to the restrictions described above, each of these Funds may, from time to time, agree to additional investment restrictions for purposes of compliance with the securities laws of those foreign jurisdictions where that Fund intends to offer or sell its shares.


               INVESTMENT RESTRICTIONS -- THE PILGRIM MUTUAL FUNDS

     The Funds have adopted the following fundamental policies that cannot be changed without the affirmative vote of a majority of the outstanding shares of the appropriate Fund (as defined in the Investment Company Act).

     All percentage limitations set forth below apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations will not require elimination of any security from the relevant portfolio.

     The investment objective of each Fund is a fundamental policy. In addition, no Fund:

     (1) May invest in securities of any one issuer if more than 5% of the market value of its total assets would be invested in the securities of such issuer, except that up to 25% of a Fund's total assets may be invested without regard to this restriction and a Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund. This restriction also does not apply to investments by a Fund in securities of the U.S. Government or any of its agencies and instrumentalities.

     (2) May purchase more than 10% of the outstanding voting securities, or of any class of securities, of any one issuer, or purchase the securities of any issuer for the purpose of exercising control or management, except that a Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

     (3) May invest 25% or more of the market value of its total assets in the securities of issuers in any one particular industry, except that a Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund. This restriction does not apply to investments by a Fund in securities of the U.S. Government or its agencies and instrumentalities or to investments by the Money Market Fund in obligations of domestic branches of U.S. banks and U.S. branches of foreign banks which are subject to the same regulation as U.S. banks.

     (4) May purchase or sell real estate. However, a Fund may invest in securities secured by, or issued by companies that invest in, real estate or interests in real estate.

     (5) May make loans of money, except that a Fund may purchase publicly distributed debt instruments and certificates of deposit and enter into repurchase agreements. Each Fund reserves the authority to make loans of its portfolio securities in an aggregate amount not exceeding 30% of the value of its total assets. This restriction does not apply to the Money Market Fund.

     (6) May borrow money on a secured or unsecured basis, except for temporary, extraordinary or emergency purposes or for the clearance of transactions in amounts not exceeding 20% of the value of its total assets at the time of the borrowing, provided that, pursuant to the Investment Company Act, a Fund may borrow money if the borrowing is made from a bank or banks and only to the extent that the value of the Fund's total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including proposed borrowings), and provided, further that the borrowing may be made only for temporary, extraordinary or emergency purposes or for the clearance of transactions in amounts not exceeding 20% of the value of the Fund's total assets at the time of the borrowing. If such asset coverage of 300% is not maintained, the Fund will take prompt action to reduce its borrowings as required by applicable law.

     (7) May pledge or in any way transfer as security for indebtedness any securities owned or held by it, except to secure indebtedness permitted by restriction 6 above. This restriction shall not prohibit the Funds from engaging in options, futures and foreign currency transactions, and shall not apply to the Money Market Fund.

     (8) May underwrite securities of other issuers, except insofar as it may be deemed an underwriter under the Securities Act in selling portfolio securities.


     (9) May invest more than 15% (10% in the case of the Money Market Fund) of the value of its net assets in securities that at the time of purchase are illiquid.


     (10) May purchase securities on margin, except for initial and variation margin on options and futures contracts, and except that a Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities.

     (11) May engage in short sales (other than the MidCap Growth, SmallCap Growth, Worldwide Growth, International Core Growth, International SmallCap Growth, Strategic Income and High Yield II Funds), except that a Fund may use such short-term credits as are necessary for the clearance of transactions.

     (12) May invest in securities of other investment companies, except (a) that a Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund; (b) in compliance with the Investment Company Act and applicable state securities laws, or (c) as part of a merger, consolidation, acquisition or reorganization involving the Fund.

     (13) May issue senior securities, except that a Fund may borrow money as permitted by restrictions 6 and 7 above. This restriction shall not prohibit the Funds from engaging in short sales, options, futures and foreign currency transactions.

     (14) May enter into transactions for the purpose of arbitrage, or invest in commodities and commodities contracts, except that a Fund may invest in stock index, currency and financial futures contracts and related options in accordance with any rules of the Commodity Futures Trading Commission.

     (15) May purchase or write options on securities, except for hedging purposes (except in the case of the Strategic Income Fund, which may do so for non-hedging purposes) and then only if (i) aggregate premiums on call options purchased by a Fund do not exceed 5% of its net assets, (ii) aggregate premiums on put options purchased by a Fund do not exceed 5% of its net assets, (iii) not more than 25% of a Fund's net assets would be hedged, and (iv) not more than 25% of a Fund's net assets are used as cover for options written by the Fund. This restriction does not apply to the Money Market Fund.


     For purposes of investment restriction number 5, the Trust considers the restriction to prohibit the Funds from entering into instruments that have the character of a loan, I.E., instruments that are negotiated on a case-by-case basis between a lender and a borrower. The Trust considers the phrase "publicly distributed debt instruments" in that investment restriction to include, among other things, registered debt securities and unregistered debt securities that are offered pursuant to Rule 144A under the Securities Act of 1933. As a result, the Funds may invest in such securities. Further, the Trust does not consider investment restriction number 5 to prevent the Funds from investing in investment companies that invest in loans.

                 INVESTMENT RESTRICTIONS -- THE HIGH YIELD FUND

     The Fund has adopted the following investment restrictions as fundamental policies that cannot be changed without approval by the holders of a majority of its outstanding shares, which means the lesser of (1) 67% of the Fund's shares present at a meeting at which the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the Fund's outstanding shares. The Fund may not:

     (1) Issue senior securities. Good faith hedging transactions and similar investment strategies will not be treated as senior securities for purposes of this restriction so long as they are covered in accordance with applicable regulatory requirements and are structured consistent with current SEC interpretations.

     (2)  Underwrite securities of other issuers.

     (3) Invest in commodities except that the Fund may purchase and sell futures contracts, including those relating to securities, currencies, indexes and options on futures contracts or indexes and currencies underlying or related to any such futures contracts.

     (4) Make loans to persons except (a) through the purchase of a portion of an issue of publicly distributed bonds, notes, debentures and other evidences of indebtedness customarily purchased by institutional investors, (b) by the loan of its portfolio securities in accordance with the policies described under "Lending of Portfolio Securities," or (c) to the extent the entry into a repurchase agreement is deemed to be a loan.

     (5)  Purchase the  securities of another  investment  company or investment
          trust,   except  as  they  may  be  acquired  as  part  of  a  merger, consolidation or acquisition of assets.

     (6) Purchase any securities on margin or effect a short sale of a security. (This restriction does not preclude the Fund from obtaining such short-term credits as may be necessary for the clearance of purchases and sales of its portfolio securities.)

     (7) Buy securities from or sell securities to its investment adviser or principal distributor or any of their affiliates or any affiliates of its Directors, as principal.

     (8) Buy, lease or hold real property except for office purposes. (This restriction does not preclude investment in marketable securities of companies engaged in real estate activities.)

     (9) As to 75% of the value of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (other than the United States Government) or acquire more than 10% of the outstanding voting securities of any one issuer; but as to the remaining 25% of its total assets, it retains freedom of action.

     (10) Borrow money except from banks for temporary or emergency purposes and not for investment purposes, and then only in amounts not in excess of 5% of the value of its total assets.

     (11) Invest  in  the   securities  of  any  company  that,   including  its
          predecessors, has not been in business for at least three years.

     (12) Invest more than 25% of the value of its total assets in any one industry.

     (13) Invest in securities of any one issuer for the purpose of exercising control or management.

     The Fund is also subject to the following restrictions and policies that are not fundamental and may, therefore, be changed by the Board of Directors without shareholder approval. Notwithstanding the restrictions above, the High Yield Fund will not, so long as its shares are registered for sale in the State of South Dakota: (i) have more than 10% of its total assets invested in securities of issuers that the Fund is restricted from selling to the public without registration under the Securities Act of 1933, as amended; (ii) have more than 10% of its total assets invested in real estate investment trusts or investment companies; (iii) have more than 5% of its assets invested in options, financial futures or stock index futures, other than hedging positions or positions that are covered by cash or securities; (iv) have more than 5% of its assets invested in equity securities of issuers that are not readily marketable and securities of issuers that have been in operation for less than three years; and (v) invest any part of its total assets in real estate or interests in real estate, excluding readily marketable securities and real estate used for office purposes; commodities, other than precious metals not to exceed 10% of the Fund's total assets; commodity futures contracts or options other than as permitted by investment companies qualifying for an exemption from the definition of commodity pool operator; or interests in commodity pools or oil, gas or other mineral exploration or development programs.

     The High Yield Fund will not, so long as its shares are registered for sale in the State of Texas, invest in oil, gas or other mineral leases or in real estate limited partnerships. The Fund will limit its investments in warrants, valued at the lower of cost or market, to 5% of its net assets. Included within that amount, but not to exceed 2% of the Fund's net assets, may be warrants that are not listed on the New York or American Stock Exchange. The Fund will not make loans unless collateral values are continuously maintained at no less than 100% by "marking to market" daily.

     The High Yield Fund will not, so long as its shares are registered for sale in the State of Ohio: (i) purchase or retain securities of any issuer if the officers or directors of the Fund, its adviser or manager owning beneficially more than one-half of one percent of the securities of an issuer together own beneficially more than five percent of the securities of that issuer, or (ii) borrow, pledge, mortgage or hypothecate its assets in excess of 1/3 of total Fund assets. The Fund will only borrow money for emergency or extraordinary purposes.

               INVESTMENT RESTRICTIONS -- THE BANK AND THRIFT FUND

     The Fund has adopted the following investment restrictions as fundamental policies that cannot be changed without approval by the holders of a majority of its outstanding shares, which means the lesser of (1) 67% of the Fund's shares present at a meeting at which the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the Fund's outstanding shares. The Fund may not:

     (1) Invest more than 25% of its total assets in any industry or group of related industries other than the banking and thrift industries, except for temporary or defensive positions.

     (2) Borrow, except that it may borrow in an amount up to 15% of its total assets to obtain such short-term credits as are necessary for the clearance of securities transactions.

     (3) Invest in repurchase agreements maturing in more than 7 days, if as a result of such investment more than 10% of the Fund's total assets would be invested in such repurchase agreements.

     (4)  Purchase   securities   for  which  there  are  legal  or  contractual
          restrictions on resale, if as a result of such purchase more than 10% of the Fund's total assets would be invested in such securities.

     (5) Invest more than 5% of the value of its net assets in marketable warrants to purchase common stock.

     (6) Purchase securities of any one issuer, other than U.S. Government securities, if immediately after such purchase more than 5% of the value of the Fund's total assets would be invested in such issuer or the Fund would own more than 10% of the outstanding voting securities of an issuer or more than 10% of any class of securities of an issuer, except that up to 25% of the Fund's total assets may be invested without regard to the restrictions in this Item 6. For this purpose, all outstanding bonds and other evidences of indebtedness shall be deemed within a single class regardless of maturities, priorities, coupon rates, series, designations, conversion rights, security or other differences.

     (7) Act as an underwriter of securities of other issuers, except, to the extent that it may be deemed to act as an underwriter in certain cases when disposing of restricted securities (See also Item 4 above.).

     (8) Purchase or sell real estate, commodities, commodity futures contracts, or oil or gas exploration or development programs; or sell short, or write, purchase, or sell straddles, spreads or combinations thereof.

     (9) Make loans, except that the Fund may purchase or hold Debt Securities in accordance with its investment policies and objectives.

     (10) Purchase securities on margin or hypothecate, mortgage or pledge any of its assets except for the purpose of securing borrowings permitted by Item 2 above and then only in an amount up to 15% of the value of the Fund's total assets at the time of borrowing.

     The following investment restrictions are not fundamental and may be changed by the Board of Directors without shareholder approval. Appropriate notice will be given of any changes in these restrictions made by the Board of Directors. The Fund may not:

     (11) Participate on a joint or joint and several basis in any trading account in securities.

     (12) Purchase  securities  of any issuer  for the  purposes  of  exercising
          control  or   management,   except  in   connection   with  a  merger,
          consolidation, acquisition or reorganization.

     (13) Invest more than 5% of the Fund's total assets in securities of any issuer which, together with its predecessors, has been in continuous operation less than three years.

     (14) Purchase or retain the securities of any issuer if those officers or Directors of the Fund or officers or Directors of the Investment Manager who each own beneficially more than 1/2 of 1% of the securities of that issuer together own more than 5% of the securities of such issuer.

     (15) Invest in illiquid securities if, as a result, more than 15% of the Fund's net assets would be invested in such securities.

     If a percentage restriction is adhered to at the time of investment, a later increase or decrease in a percentage from a change in values of portfolio securities or amount of total assets will not be considered a violation of any of the foregoing restrictions.

        INVESTMENT RESTRICTIONS -- THE GOVERNMENT SECURITIES INCOME FUND

     The Fund has adopted the following investment restrictions as fundamental policies that cannot be changed without approval by the holders of a majority of its outstanding shares, which means the lesser of (1) 67% of the Fund's shares present at a meeting at which the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the Fund's outstanding shares. The Fund MAY NOT:

     (1) Purchase any securities other than obligations issued or guaranteed by the United States Government or its agencies, some of which may be subject to repurchase agreements. There is no limit on the amount of the Fund's assets that may be invested in the securities of any one issuer of such obligations.

     (2) Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objective and policies,
          (b) to the extent the entry into a repurchase agreement is deemed to be a loan or (c) by the loan of its portfolio securities in accordance with the policies described under "Investment Objective and Policies."

     (3) (a) Borrow money, except temporarily for extraordinary or emergency purposes from a bank and then not in excess of 10% of its total assets (at the lower of cost or fair market value). No additional investment may be made while any such borrowing are in excess of 5% of total assets. For purposes of this investment restriction, the entry into reverse repurchase agreements, dollar-rolls and delayed delivery transactions, including those relating to pair-offs, shall not constitute borrowing.

          (b) Mortgage, pledge or hypothecate any of its assets except to the extent necessary to secure permitted borrowing and to the extent related to the deposit of assets in escrow in connection with (i) the purchase of securities on a forward commitment or delayed delivery basis, and (ii) reverse repurchase agreements and dollar-rolls.

          (c) Borrow money, including the entry into reverse repurchase agreements and dollar roll transactions and purchasing securities on a delayed delivery basis, if, as a result of such borrowing, more than 33-1/3 of the total assets of the Fund, taken at market value at the time of such borrowing, is derived from borrowing. For purposes of this limitation, a delay between purchase and settlement of a security that occurs in the ordinary course for the market on which the security is purchased or issued is not considered a purchase of a security on a delayed delivery basis.

     (4) Purchase securities on margin, sell securities short or participate on a joint or joint and several basis in any securities trading account. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

     (5) Underwrite any securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

     (6) Buy or sell interests in oil, gas or mineral exploration or development programs, or purchase or sell commodities, commodity contracts or real estate. (Does not preclude the purchase of GNMA mortgage-backed certificates.)

     (7) Purchase or hold securities of any issuer, if, at the time of purchase or thereafter, any of the Officers and Directors of the Fund or its Investment Manager own beneficially more than 1/2 of 1%, and such Officers and Directors holding more than 1/2 of 1% together own beneficially more than 5%, of the issuer's securities.

     (8) Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

     (9) Issue senior securities, except insofar as the Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund's borrowing policies or investment techniques, and except for purposes of this investment restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or related options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of a senior security.

     The Fund is also subject to the following restrictions and policies that are not fundamental and may, therefore, be changed by the Board of Directors without shareholder approval. The Fund will not invest more than 5% of the net assets of the Fund in warrants, whether or not listed on the New York or American Stock Exchanges, including no more than 2% of its total assets which may be invested in warrants that are not listed on those exchanges. Warrants acquired by the Fund in units or attached to securities are not included in this restriction. The Fund will not, so long as its shares are registered in the State of Texas, invest in oil, gas, or other mineral leases or real estate limited partnership interests. The Fund will not make loans to others, unless collateral values are continuously maintained at no less than 100% by "marking to market" daily.

OPERATING RESTRICTIONS - FOR THE PILGRIM MUTUAL FUNDS

     As a matter of operating (not fundamental) policy adopted by the Board of Trustees of the Trust, no Fund:

     (1) May invest in interests in oil, gas or other mineral exploration or development programs or leases, or real estate limited partnerships, although a Fund may invest in the securities of companies which invest in or sponsor such programs.

     (2) May lend any securities from its portfolio unless the value of the collateral received therefor is continuously maintained in an amount not less than 100% of the value of the loaned securities by marking to market daily.

PRIMARY FUND RESTRICTIONS - FOR THE PILGRIM MUTUAL FUNDS


     The following are the fundamental operating restrictions of the Primary Institutional Fund in which the Money Market Fund invests substantially all of its assets:


     The Primary Institutional Fund cannot:

     (1) borrow money except as a temporary or emergency measure and not in an amount to exceed 5% of the market value of its total assets;

     (2) issue senior securities except in compliance with the Investment Company Act;

     (3) act as an underwriter with respect to the securities of others except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under federal securities law;

     (4) concentrate investments in any particular industry except to the extent that its investments are concentrated exclusively in U.S. government securities and bank obligations, including obligations of foreign branches of domestic banks where the domestic parent would be unconditionally liable in the event that the foreign branch failed to pay on its instruments for any reason, and Municipal Obligations or instruments secured by such obligations;

     (5) purchase, sell or otherwise invest in real estate or commodities or commodity contracts;

     (6) lend more than 33 1/3% of the value of its total assets except to the extent its investments may be considered loans;

     (7) sell any security short or write, sell or purchase any futures contract or put or call option; and

     (8)  make investments on a margin basis.

     Notwithstanding the foregoing investment restrictions, the Primary Institutional Fund may invest substantially all of its assets in another open-end investment company with substantially the same investment objective as the Primary Institutional Fund.

PRIMARY INSTITUTIONAL FUND OPERATING RESTRICTIONS

     As a matter of operating (non-fundamental policy) the Primary Institutional Fund may not invest for the purpose of exercising control.

     In addition to the restrictions described above, each of these funds may, from time to time, agree to additional investment restrictions for purposes of compliance with the securities laws of those foreign jurisdictions where the Fund intends to offer or sell its shares.

                             PORTFOLIO TRANSACTIONS

     Each Investment Management Agreement and Portfolio Management Agreement or Sub-Advisory Agreement authorizes the Investment Manager or Sub-Adviser to select the brokers or dealers that will execute the purchase and sale of investment securities for each Fund. In all purchases and sales of securities for the portfolio of a Fund, the primary consideration is to obtain the most favorable price and execution available. Pursuant to the Investment Management Agreements and Portfolio Management Agreements Sub-Advisory Agreements, each Investment Manager or Sub Advisor determines, subject to the instructions of and review by the Board of Directors of the Fund, which securities are to be purchased and sold by the Funds and which brokers are to be eligible to execute portfolio transactions of the Fund. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a "market-maker," unless in the opinion of an Investment Manager or Sub-Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.


     In placing portfolio transactions, each Investment Manager or Sub-Adviser will use its best efforts to choose a broker capable of providing the brokerage services necessary to obtain the most favorable price and execution available. The full range and quality of brokerage services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. With respect to Bank and Thrift Fund, such other factors would include the firm's ability to engage in transactions in shares of banks and thrifts that are not listed on an organized stock exchange. The Investment Managers or Sub-Adviser will seek to obtain the best commission rate available from brokers that are believed to be capable of providing efficient execution and handling of the orders. In those instances where it is reasonably determined that more than one broker can offer the brokerage services needed to obtain the most favorable price and execution available, consideration may be given to those brokers that supply research and statistical information to a Fund, the Investment Manager, and/or the Sub-Adviser, and provide other services in addition to execution services. Each Investment Manager or Sub-Adviser considers such information, which is in addition to and not in lieu of the services required to be performed by the Investment Manager or Sub-Adviser to be useful in varying degrees, but of indeterminable value. Consistent with this policy, portfolio transactions may be executed by brokers affiliated with the Pilgrim Group or any of the Investment Managers or Sub-Advisers, so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in a comparable transaction. The placement of portfolio brokerage with broker-dealers who have sold shares of a Fund is subject to rules adopted by the National Association of Securities Dealers, Inc. ("NASD") Provided the Fund's officers are satisfied that the Fund is receiving the most favorable price and execution available, the Fund may also consider the sale of the Fund's shares as a factor in the selection of broker-dealers to execute its portfolio transactions.

     While it will continue to be the Funds' general policy to seek first to obtain the most favorable price and execution available, in selecting a broker to execute portfolio transactions for a Fund, the Fund may also give weight to the ability of a broker to furnish brokerage and research services to the Fund, the Investment Manager or the Sub-Adviser, even if the specific services were not imputed to the Fund and were useful to the Investment Manager and/or Sub-Adviser in advising other clients. In negotiating commissions with a broker, the Fund may therefore pay a higher commission than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission has been determined in good faith by the Investment Manager or Sub-Adviser to be reasonable in relation to the value of the brokerage and research services provided by such broker.

     Purchases of securities for a Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers which specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided such research or other services as mentioned above.

     Some securities considered for investment by a Fund may also be appropriate for other clients served by that Fund's Investment Manager or Sub-Adviser. If the purchase or sale of securities consistent with the investment policies of a Portfolio and one or more of these other clients serviced by the Investment Manager or Sub-Adviser is considered at or about the same time, transactions in such securities will be allocated among the Fund and the Investment Manager's or Sub-Adviser's other clients in a manner deemed fair and reasonable by the Investment Manager or Sub-Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by a Investment Manager or Sub-Adviser, and the results of such allocations, are subject to periodic review by the Board of Directors. To the extent any of Funds seek to acquire the same security at the same time, one or more of the Funds may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price for such security. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as a specific Fund is concerned.

     Each Fund does not intend to effect any transactions in its portfolio securities with any broker-dealer affiliated directly or indirectly with the Investment Manager, except for any sales of portfolio securities that may legally be made pursuant to a tender offer, in which event the Investment Manager will offset against its management fee a part of any tender fees that may be legally received and retained by an affiliated broker-dealer.

     Purchases and sales of fixed income securities will usually be principal transactions. Such securities often will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Each Fund may also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed income securities transactions consists primarily of dealer spreads and underwriting commissions.

     In purchasing and selling fixed income securities, it is the policy of each Fund to obtain the best results, while taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors, such as the dealer's risk in positioning the securities involved. While Pilgrim generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily pay the lowest spread or commission available.

     Brokerage commissions paid by each Fund for each of the last three fiscal years are as follows:

                                               JUNE 30                    MARCH 31
                                         -------------------          -----------------
                                         1999           1999          1998         1997
                                         ----           ----          ----         ----
International Core Growth Fund        $  337,039    $1,150,595    $  464,615    $   24,643
Worldwide Growth Fund                    390,084     1,166,321     1,065,153       970,564
International SmallCap Growth Fund       247,580       873,671       745,259       692,326
Emerging Countries Fund                1,036,293     3,945,783     3,634,338     1,427,861
LargeCap Growth Fund                      58,467       115,558        30,907         4,620
MidCap Growth Fund                       344,683     1,291,517     1,809,755     1,139,938
SmallCap Growth Fund                     156,586       974,722     1,002,867       987,245
Convertible Fund                          15,340       158,049       130,017       114,243
Balanced Fund                             38,023        25,782        43,966        35,105
Strategic Income Fund                      3,257             0           100             0
Money Market Fund                            N/A           N/A           N/A           N/A

                                    FOR THE FISCAL YEARS ENDED JUNE 30
                                    ----------------------------------
                                         1999        1998        1997
Asia-Pacific Equity Fund             $203,029    $302,383    $320,036
MidCap Value Fund                     364,903      16,687     146,795
LargeCap Leaders Fund                 551,028      50,835      56,375
MagnaCap Fund                         300,524     456,000     600,000
High Yield Fund                             0           0           0
Bank and Thrift Fund (1)              584,160     316,000      90,000
Government Securities Income Fund           0           0           0
----------
(1) For the Bank and Thrift Fund, for the years ended December 31, 1997 and the six-month period ended June 30, 1998.


                                 FOR THE FISCAL YEARS ENDED OCTOBER 31
                                 -------------------------------------
                                     1999          1998        1997
Growth + Value Fund                $  374,786    $339,495    $170,986
International Value Fund(1)         1,316,582     995,910     421,452
Emerging Markets Value Fund(2)         47,474      33,868         N/A
Research Enhanced Index Fund(3)       103,616         N/A         N/A
High Total Return Fund II               5,659          --          --
High Total Return Fund                 26,963          --         222
----------
(1) Prior to April 21, 1997, the International Value Fund was operated as the Brandes International Fund, a series of the Brandes Investment Trust, and distributed by Worldwide Value Distributors, L.L.C.
(2)  Pilgrim  Emerging  Markets  Value Fund  Commenced  operations on January 1,
     1998.
(3) Pilgrim Research Enhanced Index Fund commenced operations on December 30, 1998.

                                FOR THE FISCAL YEARS ENDED DECEMBER 31
                                --------------------------------------
                                    1999         1998        1997
SmallCap Opportunities Fund      $  429,651    $957,784    $874,698
Mid-Cap Opportunities Fund(1)       144,341      54,968         N/A
Growth Opportunities Fund         1,091,033     423,680     169,066


     Of the total commissions paid during the fiscal period ended June 30, 1999, $692,683 (16%) were paid to firms which provided research, statistical or other services to the Investment Adviser. The Investment Adviser has not separately identified a portion of such commissions as applicable to the provision of such research, statistical or otherwise.

     During the three months period ended June 30, 1999, the following Funds (or their predecessor master funds) acquired securities of their regular brokers or dealers (as defined in Rule 10b-1 under the Investment Company Act) or their parents: Worldwide Growth Fund-Goldman Sachs Group; MidCap Growth Fund-Donaldson Lufkin & Jenrette; Convertible Fund-Merrill Lynch & Co., Morgan Stanley Dean Witter Discover Co.; Balanced Fund-Donaldson Lufkin & Jenrette, Goldman Sachs Group, Merrill Lynch & Co., Morgan Stanley Dean Witter Discover & Co.; Strategic Income-Donaldson Lufkin & Jenrette, J.P. Morgan & Co., Goldman Sachs Group, Morgan Stanley Dean Witter Discover & Co.; LargeCap Growth Fund-Goldman Sachs Group. The holdings of securities of such brokers and dealers were as follows as of June 30, 1999: Worldwide Growth Fund-Goldman Sachs Group ($3,872,600);
Convertible Fund-Merrill Lynch & Co. ($4,288,288); Morgan Stanley Dean Witter Discover Co. ($7,328,441); Balanced Fund-Donaldson Lufkin & Jenrette ($248,135), Merrill Lynch & Co. ($150,051), Morgan Stanley Dean Witter Discover & Co. ($421,616), Goldman Sachs Group ($155,772); Strategic Income-Donaldson Lufkin & Jenrette ($480,120), J.P. Morgan & Co. ($621,224), Morgan Stanley Dean Witter Discover & Co. ($202,361), Goldman Sachs Group ($233,658); LargeCap Growth Fund-Goldman Sachs Group ($2,528,750); MidCap Growth Fund-Donaldson Lufkin & Jenrette ($2,096,700).

     As of October 31, 1999, the following Funds held securities of their regular brokers or dealers: Research Enhanced Index-Goldman-Sachs. The holdings of such brokers and dealers were as follows as of October 31, 1999: Research Enhanced Index - Goldman Sachs ($923,000).


ABOUT THE MONEY MARKET FUND


     With respect to the Primary Fund in which the Money Market Fund invests its assets, Reserve Management Company, Inc. is responsible for decisions to buy and sell securities, broker-dealer selection and negotiation of commission rates. As investment securities transactions made by the Primary Fund are normally principal transactions at net prices, the Primary Fund does not normally incur brokerage commissions. Purchases of securities from underwriters involve a commission or concession paid by the issuer to the underwriter and after market transactions with dealers involve a spread between the bid and asked prices. The Primary Fund has not paid any brokerage commissions during the past three fiscal years.


     The Primary Fund's policy of investing in debt securities maturing within 13 months results in high portfolio turnover. However, because the cost of these transactions is minimal, high turnover does not have a material, adverse effect upon the net asset value ("NAV") or yield of the Primary Fund.

     Subject to the overall supervision of the officers of the Primary Fund and the Board of Trustees, Reserve Management Company, Inc. places all orders for the purchase and sale of the Primary Fund's investment securities. In general, in the purchase and sale of investment securities, Reserve Management Company, Inc. will seek to obtain prompt and reliable execution of orders at the most favorable prices and yields. In determining best price and execution, Reserve Management Company, Inc. may take into account a dealer's operational and financial capabilities, the type of transaction involved, the dealer's general relationship with Reserve Management Company, Inc., and any statistical, research, or other services provided by the dealer to Reserve Management Company, Inc. To the extent such non-price factors are taken into account the execution price paid may be increased, but only in reasonable relation to the benefit of such non-price factors to the Primary Fund as determined by Reserve Management Company, Inc. Brokers or dealers who execute investment securities transactions may also sell shares of the Primary Fund; however, any such sales will be neither a qualifying nor disqualifying factor in the selection of brokers or dealers.

     When orders to purchase or sell the same security on identical terms are simultaneously placed for the Primary Fund and other investment companies managed by Reserve Management Company, Inc., the transactions are allocated as to amount in accordance with each order placed for each fund. However, Reserve Management Company, Inc. may not always be able to purchase or sell the same security on identical terms for all investment companies affected.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     A complete description of the manner in which shares may be purchased, redeemed or exchanged appears in the Prospectus under "Shareholder Guide." Shares of the Funds are offered at the net asset value next computed following receipt of the order by the dealer (and/or the Distributor) or by the Company's transfer agent, DST Systems, Inc. ("Transfer Agent"), plus, for Class A and Class M shares, a varying sales charge depending upon the class of shares purchased and the amount of money invested, as set forth in the Prospectus.

     Certain investors may purchase shares of the Funds with liquid assets with a value which is readily ascertainable by reference to a domestic exchange price and which would be eligible for purchase by a Fund consistent with the Fund's investment policies and restrictions. These transactions only will be effected if the Sub-Adviser intends to retain the security in the Fund as an investment. Assets so purchased by a Fund will be valued in generally the same manner as they would be valued for purposes of pricing the Fund's shares, if such assets were included in the Fund's assets at the time of purchase. The Company reserves the right to amend or terminate this practice at any time.

SPECIAL PURCHASES AT NET ASSET VALUE

     Class A or Class M shares of the Funds may be purchased at net asset value, without a sales charge, by persons who have redeemed their Class A or Class M Shares of a Fund (or shares of other funds managed by the Investment Manager in accordance with the terms of such privileges established for such funds) within the previous 90 days. The amount that may be so reinvested in the Fund is limited to an amount up to, but not exceeding, the redemption proceeds (or to the nearest full share if fractional shares are not purchased). In order to exercise this privilege, a written order for the purchase of shares must be received by the Transfer Agent, or be postmarked, within 90 days after the date of redemption. This privilege may only be used once per calendar year. Payment must accompany the request and the purchase will be made at the then current net asset value of the Fund. Such purchases may also be handled by a securities dealer who may charge a shareholder for this service. If the shareholder has realized a gain on the redemption, the transaction is taxable and any reinvestment will not alter any applicable Federal capital gains tax. If there has been a loss on the redemption and a subsequent reinvestment pursuant to this privilege, some or all of the loss may not be allowed as a tax deduction depending upon the amount reinvested, although such disallowance is added to the tax basis of the shares acquired upon the reinvestment.

     Class A Shares of the Funds may also be purchased at net asset value by any person who can document that Fund shares were purchased with proceeds from the redemption (within the previous 90 days) of shares from any unaffiliated mutual fund on which a sales charge was paid or which were subject at any time to a CDSC, and the Distributor has determined in its discretion that the unaffiliated fund invests primarily in the same types of securities as the Pilgrim Fund purchased.

     Additionally, Class A or Class M Shares of the Funds may also be purchased at net asset value by any charitable organization or any state, county, or city, or any instrumentality, department, authority or agency thereof that has determined that a Fund is a legally permissible investment and that is prohibited by applicable investment law from paying a sales charge or commission in connection with the purchase of shares of any registered management investment company ("an eligible governmental authority"). If an investment by an eligible governmental authority at net asset value is made though a dealer who has executed a selling group agreement with respect to the Company (or the other open-end Pilgrim Funds) the Distributor may pay the selling firm 0.25% of the Offering Price.

     Shareholders of Pilgrim General Money Market Shares who acquired their shares by using all or a portion of the proceeds from the redemption of Class A or Class M shares of other open-end Pilgrim Funds distributed by the Distributor may reinvest such amount plus any shares acquired through dividend reinvestment in Class A or Class M Shares of a Fund at its current net asset value, without a sales charge.

     The officers, directors and bona fide full-time employees of the Company and the officers, directors and full-time employees of the Investment Manager, any Sub-Adviser, the Distributor, any service provider to a Fund or affiliated corporations thereof or any trust, pension, profit-sharing or other benefit plan for such persons, broker-dealers, for their own accounts or for members of their families (defined as current spouse, children, parents, grandparents, uncles, aunts, siblings, nephews, nieces, step-relations, relations at-law, and cousins) employees of such broker-dealers (including their immediate families) and discretionary advisory accounts of the Investment Manager or any Sub-Adviser, may purchase Class A or Class M Shares of a Fund at net asset value without a sales charge. Such purchaser may be required to sign a letter stating that the purchase is for his own investment purposes only and that the securities will not be resold except to the Fund. The Company may, under certain circumstances, allow registered investment adviser's to make investments on behalf of their clients at net asset value without any commission or concession.

     Class A or M shares may also be purchased at net asset value by certain fee based registered investment advisers, trust companies and bank trust departments under certain circumstances making investments on behalf of their clients and by shareholders who have authorized the automatic transfer of dividends from the same class of another open-end fund managed by the Investment Manager or from Pilgrim Prime Rate Trust.

     Class A or Class M shares may also be  purchased  without a sales charge by
(i) shareholders who have authorized the automatic transfer of dividends from the same class of another Pilgrim Fund distributed by the Distributor or from Pilgrim Prime Rate Trust; (ii) registered investment advisors, trust companies and bank trust departments investing in Class A shares on their own behalf or on behalf of their clients, provided that the aggregate amount invested in any one or more Funds, during the 13 month period starting with the first investment, equals at least $1 million; (iii) broker-dealers, who have signed selling group agreements with the Distributor, and registered representatives and employees of such broker-dealers, for their own accounts or for members of their families (defined as current spouse, children, parents, grandparents, uncles, aunts, siblings, nephews, nieces, step relations, relations-at-law and cousins); (iv) broker-dealers using third party administrators for qualified retirement plans who have entered into an agreement with the Pilgrim Funds or an affiliate, subject to certain operational and minimum size requirements specified from time-to-time by the Pilgrim Funds; (v) accounts as to which a banker or broker-dealer charges an account management fee ("wrap accounts"); and (vi) any registered investment company for which Pilgrim Investments, Inc. serves as adviser.

     Shares of the MagnaCap Fund are acquired at net asset value by Investors Fiduciary Trust Company, Kansas City, Missouri, as Custodian for Pilgrim Investment Plans, a unit investment trust for the accumulation of shares of the Fund. As of June 30, 1999, less than 2% of the Fund's then total outstanding shares were held by said Custodian for the account of such plan holders.

     The Funds may terminate or amend the terms of these sales charge waivers at any time.

LETTERS OF INTENT AND RIGHTS OF ACCUMULATION

     An investor may immediately qualify for a reduced sales charge on a purchase of Class A or Class M shares of any of the Funds which offers Class A shares, Class M shares or shares with front-end sales charges, by completing the Letter of Intent section of the Shareholder Application in the Prospectus (the "Letter of Intent" or "Letter"). By completing the Letter, the investor expresses an intention to invest during the next 13 months a specified amount which if made at one time would qualify for the reduced sales charge. At any time within 90 days after the first investment which the investor wants to qualify for the reduced sales charge, a signed Shareholder Application, with the Letter of Intent section completed, may be filed with the Fund. After the Letter of Intent is filed, each additional investment made will be entitled to the sales charge applicable to the level of investment indicated on the Letter of Intent as described above. Sales charge reductions based upon purchases in more than one investment in the Pilgrim Funds will be effective only after notification to the Distributor that the investment qualifies for a discount. The shareholder's holdings in the Investment Manager's funds (excluding Pilgrim General Money Market Shares) acquired within 90 days before the Letter of Intent is filed will be counted towards completion of the Letter of Intent but will not be entitled to a retroactive downward adjustment of sales charge until the Letter of Intent is fulfilled. Any redemptions made by the shareholder during the 13-month period will be subtracted from the amount of the purchases for purposes of determining whether the terms of the Letter of Intent have been completed. If the Letter of Intent is not completed within the 13-month period, there will be an upward adjustment of the sales charge as specified below, depending upon the amount actually purchased (less redemption) during the period.

     An investor acknowledges and agrees to the following provisions by completing the Letter of Intent section of the Shareholder Application in the Prospectus. A minimum initial investment equal to 25% of the intended total investment is required. An amount equal to the maximum sales charge or 5.75% of the total intended purchase will be held in escrow at Pilgrim Funds, in the form of shares, in the investor's name to assure that the full applicable sales charge will be paid if the intended purchase is not completed. The shares in escrow will be included in the total shares owned as reflected on the monthly statement; income and capital gain distributions on the escrow shares will be paid directly by the investor. The escrow shares will not be available for redemption by the investor until the Letter of Intent has been completed, or the higher sales charge paid. If the total purchases, less redemptions, equal the amount specified under the Letter, the shares in escrow will be released. If the total purchases, less redemptions, exceed the amount specified under the Letter and is an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made by the Distributor and the dealer with whom purchases were made pursuant to the Letter of Intent (to reflect such further quantity discount) on purchases made within 90 days before, and on those made after filing the Letter. The resulting difference in offering price will be applied to the purchase of additional shares at the applicable offering price. If the total purchases, less redemptions, are less than the amount specified under the Letter, the investor will remit to the Distributor an amount equal to the difference in dollar amount of sales charge actually paid and the amount of sales charge which would have applied to the aggregate purchases if the total of such purchases had been made at a single account in the name of the investor or to the investor's order. If within 10 days after written request such difference in sales charge is not paid, the redemption of an appropriate number of shares in escrow to realize such difference will be made. If the proceeds from a total redemption are inadequate, the investor will be liable to the Distributor for the difference. In the event of a total redemption of the account prior to fulfillment of the Letter of Intent, the additional sales charge due will be deducted from the proceeds of the redemption and the balance will be forwarded to the Investor. By completing the Letter of Intent section of the Shareholder Application, an investor grants to the Distributor a security interest in the shares in escrow and agrees to irrevocably appoint the Distributor as his attorney-in-fact with full power of substitution to surrender for redemption any or all shares for the purpose of paying any additional sales charge due and authorizes the Transfer Agent or Sub-Transfer Agent to receive and redeem shares and pay the proceeds as directed by the Distributor. The investor or the securities dealer must inform the Transfer Agent or the Distributor that this Letter is in effect each time a purchase is made.

     If at any time prior to or after completion of the Letter of Intent the investor wishes to cancel the Letter of Intent, the investor must notify the Distributor in writing. If, prior to the completion of the Letter of Intent, the investor requests the Distributor to liquidate all shares held by the investor, the Letter of Intent will be terminated automatically. Under either of these situations, the total purchased may be less than the amount specified in the Letter of Intent. If so, the Distributor will redeem at NAV to remit to the Distributor and the appropriate authorized dealer an amount equal to the difference between the dollar amount of the sales charge actually paid and the amount of the sales charge that would have been paid on the total purchases if made at one time.


     The value of shares of the Fund plus shares of the other open-end funds distributed by the Distributor (excluding Pilgrim General Money Market Shares) can be combined with a current purchase to determine the reduced sales charge and applicable offering price of the current purchase. The reduced sales charge apply to quantity purchases made at one time or on a cumulative basis over any period of time by (i) an investor, (ii) the investor's spouse and children under the age of majority, (iii) the investor's custodian accounts for the benefit of a child under the Uniform gift to Minors Act, (iv) a trustee or other fiduciary of a single trust estate or a single fiduciary account (including a pension, profit-sharing and/or other employee benefit plans qualified under Section 401 of the Code), by trust companies' registered investment advisors, banks and bank trust departments for accounts over which they exercise exclusive investment discretionary authority and which are held in a fiduciary, agency, advisory, custodial or similar capacity.

     The reduced sales charge also apply on a non-cumulative basis, to purchases made at one time by the customers of a single dealer, in excess of $1 million. The Letter of Intent option may be modified or discontinued at any time.

     Shares of the Fund and other open-end Pilgrim Funds (excluding Pilgrim General Money Market Shares) purchased and owned of record or beneficially by a corporation, including employees of a single employer (or affiliates thereof) including shares held by its employees, under one or more retirement plans, can be combined with a current purchase to determine the reduced sales charge and applicable offering price of the current purchase, provided such transactions are not prohibited by one or more provisions of the Employee Retirement Income Security Act or the Internal Revenue Code. Individuals and employees should consult with their tax advisors concerning the tax rules applicable to retirement plans before investing.

     For the purposes of Rights of Accumulation and the Letter of Intent Privilege, shares held by investors in the Pilgrim Funds which impose a CDSC may be combined with Class A or Class M shares for a reduced sales charge but will not affect any CDSC which may be imposed upon the redemption of shares of a Fund which imposes a CDSC.

REDEMPTIONS

     Payment to shareholders for shares redeemed will be made within seven days after receipt by the Fund's Transfer Agent of the written request in proper form, except that a Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such exchange is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio series or valuation of net assets of a Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of a Fund's shareholders. At various times, a Fund may be requested to redeem shares for which it has not yet received good payment. Accordingly, the Fund may delay the mailing of a redemption check until such time as it has assured itself that good payment has been collected for the purchase of such shares, which may take up to 15 days or longer.

     Each Fund intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, a Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, an investor may incur brokerage costs in converting such securities to cash. However, each Company has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act, which contain a formula for determining the minimum amount of cash to be paid as part of any redemption. In the event a Fund must liquidate portfolio securities to meet redemptions, it reserves the right to reduce the redemption price by an amount equivalent to the pro-rated cost of such liquidation not to exceed one percent of the net asset value of such shares.

     Due to the relatively high cost of handling small investments, each Fund Company reserves the right, upon 30 days written notice, to redeem, at net asset value (less any applicable deferred sales charge), the shares of any shareholder whose account has a value of less than $1,000 in the Fund, other than as a result of a decline in the net asset value per share. Before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and will allow the shareholder 30 days to make an additional investment in an amount that will increase the value of the account to at least $1,000 before the redemption is processed. This policy will not be implemented where a Fund has previously waived the minimum investment requirements.

     The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the portfolio securities at the time of redemption or repurchase.

     Certain purchases of Class A shares and most Class B and Class C shares may be subject to a CDSC. Shareholders will be charged a CDSC if certain of those shares are redeemed within the applicable time period as stated in the prospectus.

     No CDSC is imposed on any shares subject to a CDSC to the extent that those shares (i) are no longer subject to the applicable holding period, (ii) resulted from reinvestment of distributions on CDSC shares, or (iii) were exchanged for shares of another fund managed by the Investment Manager, provided that the shares acquired in such exchange and subsequent exchanges will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires.

     The CDSC or redemption fee will be waived for certain redemptions of shares upon (i) the death or permanent disability of a shareholder, or (ii) in connection with mandatory distributions from an Individual Retirement Account ("IRA") or other qualified retirement plan. The CDSC or redemption fee will be waived in the case of a redemption of shares following the death or permanent disability of a shareholder if the redemption is made within one year of death or initial determination of permanent disability. The waiver is available for total or partial redemptions of shares owned by an individual or an individual in joint tenancy (with rights of survivorship), but only for redemptions of shares held at the time of death or initial determination of permanent disability. The CDSC or redemption fee will also be waived in the case of a total or partial redemption of shares in connection with any mandatory distribution from a tax-deferred retirement plan or an IRA. The waiver does not apply in the case of a tax-free rollover or transfer of assets, other than one following a separation from services, except that a CDSC or redemption fee may be waived in certain circumstances involving redemptions in connection with a distribution from a qualified employer retirement plan in connection with termination of employment or termination of the employer's plan and the transfer to another employer's plan or to an IRA. The shareholder must notify the Fund either directly or through the Distributor at the time of redemption that the shareholder is entitled to a waiver of CDSC or redemption fee. The waiver will then be granted subject to confirmation of the shareholder's entitlement. The CDSC or redemption fee, which may be imposed on Class A shares purchased in excess of $1 million, will also be waived for registered investment advisors, trust companies and bank trust departments investing on their own behalf or on behalf of their clients. These waivers may be changed at any time.

REINSTATEMENT PRIVILEGE

     If you sell Class B, Class C or Class T shares of a Pilgrim Fund, you may reinvest some or all of the proceeds in the same share class within 90 days without a sales charge. Reinstated Class B, Class C and Class T shares will retain their original cost and purchase date for purposes of the CDSC. The amount of any CDSC also will be reinstated. To exercise this privilege, the written order for the purchase of shares must be received by the Transfer Agent or be postmarked within 90 days after the date of redemption. This privilege can be used only once per calendar year. If a loss is incurred on the redemption and the reinstatement privilege is used, some or all of the loss may not be allowed as a tax deduction.

CONVERSION OF CLASS B SHARES

     A shareholder's Class B shares will automatically convert to Class A shares in the Fund on the first business day of the month in which the eighth anniversary of the issuance of the Class B shares occurs, together with a pro rata portion of all Class B shares representing dividends and other distributions paid in additional Class B shares, except that Class B Shares acquired initially through Funds that were part of the Nicholas-Applegate Mutual Funds at the time of purchase will convert after seven years from the date of original purchase. The conversion of Class B shares into Class A shares is subject to the continuing availability of an opinion of counsel or an Internal Revenue Service ("IRS") ruling, if the Investment Manager deems it advisable to obtain such advice, to the effect that (1) such conversion will not constitute taxable events for federal tax purposes; and (2) the payment of different dividends on Class A and Class B shares does not result in the Fund's dividends or distributions constituting "preferential dividends" under the Internal Revenue Code of 1986. The Class B shares so converted will no longer be subject to the higher expenses borne by Class B shares. The conversion will be effected at the relative net asset values per share of the two Classes.

   CDSC SCHEDULE FOR SHARES OF THE EQUITY TRUST, SMALLCAP OPPORTUNITIES FUND,
         GROWTH OPPORTUNITIES FUND, AND MAYFLOWER TRUST PURCHASED BEFORE
                                NOVEMBER 1, 1999


     Effective November 1, 1999, the above listed Funds adopted a new CDSC schedule, as set forth in the prospectus. Class B shares of those Funds purchased before November 1, 1999 are subject to the following contingent sales deferred change schedule:

               YEARS AFTER YOU       CDSC AS A PERCENTAGE
              BOUGHT THE SHARES      OF AMOUNT REDEEMED
              -----------------      ------------------
                  1st Year                 5.00%
                  2nd Year                 4.00%
                  3rd Year                 3.00%
                  4th Year                 2.00%
                  5th Year                 2.00%
                After 5 Years                --

DEALER COMMISSIONS AND OTHER INCENTIVES

     In connection with the sale of shares of the Funds, the Distributor may pay Authorized Dealers of record a sales commission as a percentage of the purchase price. In connection with the sale of Class A and Class M shares, the Distributor will reallow to Authorized Dealers of record from the sales charge on such sales the following amounts:

                                  EQUITY FUNDS

                           DEALERS' REALLOWANCE AS A
                          PERCENTAGE OF OFFERING PRICE
                          ----------------------------
AMOUNT OF TRANSACTION         CLASS A      CLASS M
---------------------         -------      -------
Less than $50,000              5.00%        3.00%
$50,000 - $99,999              3.75%        2.00%
$100,000 - $249,999            2.75%        1.00%
$250,000 - $499,000            2.00%        1.00%
$500,000 - $999,999            1.75%        None
$1,000,000 and over          See below      None

                                  INCOME FUNDS

                           DEALERS' REALLOWANCE AS A
                          PERCENTAGE OF OFFERING PRICE
                          ----------------------------
AMOUNT OF TRANSACTION         CLASS A      CLASS M
---------------------         -------      -------
Less than $50,000              4.25%        3.00%
$50,000 - $99,999              4.00%        2.00%
$100,000 - $249,999            3.00%        1.25%
$250,000 - $499,000            2.25%        1.00%
$500,000 - $999,999            1.75%        None
$1,000,000 and over          See below      None

            The Distributor may pay to Authorized Dealers out of its own assets commissions on shares sold in Classes A, B and C, at net asset value, which at the time of investment would have been subject to the imposition of a contingent deferred sales charge ("CDSC") if redeemed. There is no sales charge on purchases of $1,000,000 or more of Class A shares. However, such purchases may be subject to a CDSC, as disclosed in the Prospectus. The Distributor will pay Authorized Dealers of record commissions at the rates shown in the table below for purchases of Class A shares that are subject to a CDSC:

                               DEALER COMMISSION AS A
AMOUNT OF TRANSACTION        PERCENTAGE OF AMOUNT INVESTED
---------------------        -----------------------------
$1,000,000 to $2,499,000               1.00%
$2,500,000 to $4,999,999               0.50%
$5,000,000 and over                    0.25%

     Also, the Distributor will pay out of its own assets a commission of 1% of the amount invested for purchases of Class A shares of less than $1 million by qualified employer retirement plans with 50 or more participants.

     The Distributor will pay out of its own assets a commission of 4% of the amount invested for purchases of Class B shares subject to a CDSC. For purchases of Class C shares subject to a CDSC, the Distributor may pay out of its own assets a commission of 1% of the amount invested of each Fund other than Strategic Income Fund and 0.75% of the amount invested of Strategic Income Fund.

     The Distributor may, from time to time, at its discretion, allow a selling dealer to retain 100% of a sales charge, and such dealer may therefore be deemed an "underwriter" under the Securities Act of 1933, as amended. The Distributor, at its expense, may also provide additional promotional incentives to dealers. The incentives may include payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to locations within or outside of the United States, merchandise or other items. For more information on incentives, see "Management of the Funds -- 12b-1 Plans" in this Statement of Additional Information.

                          DETERMINATION OF SHARE PRICE

     As noted in the Prospectus, the net asset value and offering price of each class of each Fund's shares will be determined once daily as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) during each day on which that Exchange is open for trading. As of the date of this Statement of Additional Information, the New York Stock Exchange is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

     Portfolio securities listed or traded on a national securities exchange or included in the NASDAQ National Market System will be valued at the last reported sale price on the valuation day. Securities traded on an exchange or NASDAQ for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. Portfolio securities underlying traded call options written by the High Yield Fund will be valued at their market price as determined above; however, the current market value of the option written by the High Yield Fund will be subtracted from net asset value. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Short-term obligations maturing in less than 60 days will generally be valued at amortized cost. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. See "How Net Asset Value is Determined" in the Prospectus. The mortgage securities held in a Fund's portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the counter market quotations are readily available. Securities for which quotations are not readily available and all other assets will be valued at their respective fair values as determined in good faith by or under the direction of the Board of Directors of the Company. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation.

     The value of the foreign securities traded on exchanges outside the United States is based upon the price on the exchange as of the close of business of the exchange preceding the time of valuation (or, if earlier, at the time of a Fund's valuation). Quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time net asset value is computed. The calculation of net asset value of a Fund may not take place contemporaneously with the determination of the prices of certain portfolio securities of foreign issuers used in such calculation. Further, the prices of foreign securities are determined using information derived from pricing services and other sources. Information that becomes known to a Fund or its agents after the time that net asset value is calculated on any business day may be assessed in determining net asset value per share after the time of receipt of the information, but will not be used to retroactively adjust the price of the security so determined earlier or on a prior day. Events affecting the values of portfolio securities that occur between the time their prices are determined and the time when the Fund's net asset value is determined may not be reflected in the calculation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the management and approved in good faith by the Board of Directors.

     In computing a class of a Fund's net asset value, all class-specific liabilities incurred or accrued are deducted from the class' net assets. The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

     The per share net asset value of Class A shares generally will be higher than the per share net asset value of shares of the other classes, reflecting daily expense accruals of the higher distribution fees applicable to Class B, Class C and Class M shares. It is expected, however, that the per share net asset value of the classes will tend to converge immediately after the payment of dividends or distributions that will differ by approximately the amount of the expense accrual differentials between the classes.

     Orders received by dealers prior to the close of regular trading on the New York Stock Exchange will be confirmed at the offering price computed as of the close of regular trading on the Exchange provided the order is received by the Distributor prior to its close of business that same day (normally 4:00 P.M. Pacific time). It is the responsibility of the dealer to insure that all orders are transmitted timely to the Fund. Orders received by dealers after the close of regular trading on the New York Stock Exchange will be confirmed at the next computed offering price as described in the Prospectus.

                             SHAREHOLDER INFORMATION

     Certificates representing shares of a particular Fund will not normally be issued to shareholders. The Transfer Agent will maintain an account for each shareholder upon which the registration and transfer of shares are recorded, and any transfers shall be reflected by bookkeeping entry, without physical delivery.

     The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account (i.e., wiring instructions, telephone privileges, etc.).

     Each Company reserves the right, if conditions exist that make cash payments undesirable, to honor any request for redemption or repurchase order with respect to shares of a Fund by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting theses securities to cash. Each Company has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which a Fund is obligated to redeem shares with respect to any one shareholder during any 90-day period solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

                       SHAREHOLDER SERVICES AND PRIVILEGES

     As discussed in the Prospectus, the Funds provide a Pre-Authorized Investment Program for the convenience of investors who wish to purchase shares of a Fund on a regular basis. Such a Program may be started with an initial investment ($1,000 minimum) and subsequent voluntary purchases ($100 minimum) with no obligation to continue. The Program may be terminated without penalty at any time by the investor or the Funds. The minimum investment requirements may be waived by the Fund for purchases made pursuant to (i) employer-administered payroll deduction plans, (ii) profit-sharing, pension, or individual or any employee retirement plans, or (iii) purchases made in connection with plans providing for periodic investments in Fund shares.

     For investors purchasing shares of a Fund under a tax-qualified individual retirement or pension plan or under a group plan through a person designated for the collection and remittance of monies to be invested in shares of a Fund on a periodic basis, the Fund may, in lieu of furnishing confirmations following each purchase of Fund shares, send statements no less frequently than quarterly pursuant to the provisions of the Securities Exchange Act of 1934, as amended, and the rules thereunder. Such quarterly statements, which would be sent to the investor or to the person designated by the group for distribution to its members, will be made within five business days after the end of each quarterly period and shall reflect all transactions in the investor's account during the preceding quarter.

     All shareholders will receive a confirmation of each new transaction in their accounts, which will also show the total number of Fund shares owned by each shareholder, the number of shares being held in safekeeping by the Fund's Transfer Agent for the account of the shareholder and a cumulative record of the account for the entire year. Shareholders may rely on these statements in lieu of certificates. Certificates representing shares of a fund will not be issued unless the shareholder requests them in writing.

SELF-EMPLOYED AND CORPORATE RETIREMENT PLANS

     For self-employed individuals and corporate investors that wish to purchase shares of a Fund, there is available through the Fund a Prototype Plan and Custody Agreement. The Custody Agreement provides that Investors Fiduciary Trust Company, Kansas City, Missouri, will act as Custodian under the Plan, and will furnish custodial services for an annual maintenance fee of $12.00 for each participant, with no other charges. (This fee is in addition to the normal Custodian charges paid by the Funds.) The annual contract maintenance fee may be waived from time to time. For further details, including the right to appoint a successor Custodian, see the Plan and Custody Agreements as provided by the Company. Employers who wish to use shares of a Fund under a custodianship with another bank or trust company must make individual arrangements with such institution.

INDIVIDUAL RETIREMENT ACCOUNTS

     Investors having earned income are eligible to purchase shares of a Fund under an IRA pursuant to Section 408(a) of the Internal Revenue Code. An individual who creates an IRA may contribute annually certain dollar amounts of earned income, and an additional amount if there is a non-working spouse. Simple IRA plans that employers may establish on behalf of their employees are also available. Roth IRA plans that enable employed and self-employed individuals to make non-deductible contributions, and, under certain circumstances, effect tax-free withdrawals, are also available. Copies of a model Custodial Account Agreement are available from the Distributor. Investors Fiduciary Trust Company, Kansas City, Missouri, will act as the Custodian under this model Agreement, for which it will charge the investor an annual fee of $12.00 for maintaining the Account (such fee is in addition to the normal custodial charges paid by the Funds). Full details on the IRA are contained in an IRS required disclosure statement, and the Custodian will not open an IRA until seven (7) days after the investor has received such statement from the Company. An IRA using shares of a Fund may also be used by employers who have adopted a Simplified Employee Pension Plan.

     Purchases of Fund shares by Section 403(b) and other retirement plans are also available. Section 403(b) plans are arrangements by a public school organization or a charitable, educational, or scientific organization that is described in Section 501(c)(3) of the Internal Revenue Code under which employees are permitted to take advantage of the federal income tax deferral benefits provided for in Section 403(b) of the Code. It is advisable for an investor considering the funding of any retirement plan to consult with an attorney or to obtain advice from a competent retirement plan consultant.

TELEPHONE REDEMPTION AND EXCHANGE PRIVILEGES

     As discussed in the Prospectus, the telephone redemption and exchange privileges are available for all shareholder accounts; however, retirement accounts may not utilize the telephone redemption privilege. The telephone privileges may be modified or terminated at any time. The privileges are subject to the conditions and provisions set forth below and in the Prospectus.

     (1) Telephone redemption and/or exchange instructions received in good order before the pricing of a Fund on any day on which the New York Stock Exchange is open for business (a "Business Day"), but not later than 4:00 p.m. eastern time, will be processed at that day's closing net asset value. For each exchange, the shareholder's account may be charged an exchange fee. There is no fee for telephone redemption; however, redemptions of Class A and Class B shares may be subject to a contingent deferred sales charge (See "Redemption of Shares" in the Prospectus).

     (2) Telephone redemption and/or exchange instructions should be made by dialing 1-800-992-0180 and selecting option 3.

     (3) Pilgrim Funds will not permit exchanges in violation of any of the terms and conditions set forth in the Funds' Prospectus or herein.

     (4) Telephone redemption requests must meet the following conditions to be accepted by Pilgrim Funds:

          (a) Proceeds of the redemption may be directly deposited into a predetermined bank account, or mailed to the current address on the registration. This address cannot reflect any change within the previous sixty (30) days.

          (b)  Certain  account   information  will  need  to  be  provided  for
               verification purposes before the redemption will be executed.

          (c) Only one telephone redemption (where proceeds are being mailed to the address of record) can be processed with in a 30 day period.

          (d) The maximum amount which can be liquidated and sent to the address of record at any one time is $100,000.

          (e) The minimum amount which can be liquidated and sent to a predetermined bank account is $5,000.

     (5) If the exchange involves the establishment of a new account, the dollar amount being exchanged must at least equal the minimum investment requirement of the Pilgrim Fund being acquired.

     (6) Any new account established through the exchange privilege will have the same account information and options except as stated in the Prospectus.

     (7) Certificated shares cannot be redeemed or exchanged by telephone but must be forwarded to Pilgrim at P.O. Box 419368, Kansas City, MO 64141 and deposited into your account before any transaction may be processed.

     (8) If a portion of the shares to be exchanged are held in escrow in connection with a Letter of Intent, the smallest number of full shares of the Pilgrim Fund to be purchased on the exchange having the same aggregate net asset value as the shares being exchanged shall be substituted in the escrow account. Shares held in escrow may not be redeemed until the Letter of Intent has expired and/or the appropriate adjustments have been made to the account.

     (9) Shares may not be exchanged and/or redeemed unless an exchange and/or redemption privilege is offered pursuant to the Funds' then-current prospectus.

     (10) Proceeds of a redemption may be delayed up to 15 days or longer until the check used to purchase the shares being redeemed has been paid by the bank upon which it was drawn.

SYSTEMATIC WITHDRAWAL PLAN

     You may elect to make periodic withdrawals from your account in any fixed amount in excess of $100 ($1,000 in the case of Class Q) to yourself, or to anyone else you properly designate, as long as the account has a current value of at least $10,000 ($250,000 in the case of Class Q). To establish a systematic cash withdrawal, complete the Systematic Withdrawal Plan section of the Account Application. To have funds deposited to your bank account, follow the instructions on the Account Application. You may elect to have monthly, quarterly, semi-annual or annual payments. Redemptions are normally processed on the fifth day prior to the end of the month, quarter or year. Checks are then mailed or proceeds are forwarded to your bank account on or about the first of the following month. You may change the amount, frequency and payee, or terminate the plan by giving written notice to the Transfer Agent. A Systematic Withdrawal Plan may be modified at any time by the Fund or terminated upon written notice by the relevant Fund.

     During the withdrawal period, you may purchase additional shares for deposit to your account, subject to any applicable sales charge, if the additional purchases are equal to at least one year's scheduled withdrawals, or $1,200 ($12,000 in the case of Class Q), whichever is greater. There are no separate charges to you under this Plan, although a CDSC may apply if you purchased Class A, B or C shares. Shareholders who elect to have a systematic cash withdrawal must have all dividends and capital gains reinvested. As shares of a Fund are redeemed under the Plan, you may realize a capital gain or loss for income tax purposes.

                                  DISTRIBUTIONS

     As noted in the Prospectus, shareholders have the privilege of reinvesting both income dividends and capital gains distributions, if any, in additional shares of a respective class of a Fund at the then current net asset value, with no sales charge. The Funds' management believes that most investors desire to take advantage of this privilege. It has therefore made arrangements with its Transfer Agent to have all income dividends and capital gains distributions that are declared by the Funds automatically reinvested for the account of each shareholder. A shareholder may elect at any time by writing to the Fund or the Transfer Agent to have subsequent dividends and/or distributions paid in cash. In the absence of such an election, each purchase of shares of a class of a Fund is made upon the condition and understanding that the Transfer Agent is automatically appointed the shareholder's agent to receive his dividends and distributions upon all shares registered in his name and to reinvest them in full and fractional shares of the respective class of the Fund at the applicable net asset value in effect at the close of business on the reinvestment date. A shareholder may still at any time after a purchase of Fund shares request that dividends and/or capital gains distributions be paid to him in cash.

                               TAX CONSIDERATIONS

     The following discussion summarizes certain U.S. federal tax considerations generally affecting the Funds and its shareholders. This discussion does not provide a detailed explanation of all tax consequences, and shareholders are advised to consult their own tax advisers with respect to the particular federal, state, local and foreign tax consequences to them of an investment in the Funds. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Regulations issued thereunder, and judicial and administrative authorities as in effect on the date of this Statement of Additional Information, all of which are subject to change, which change may be retroactive.

     Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, each Fund must, among other things: (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities and gains from the sale or other disposition of foreign currencies, or other income (including gains from options, futures contracts and forward contracts) derived with respect to the Fund's business of investing in stocks, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, with such other securities limited in respect of any one issuer to an amount not greater in value than 5% of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets is invested in the securities (other than U.S. Government securities or securities of other regulated investment companies) of any one issuer or of any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related businesses; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) each taxable year.


     The U.S. Treasury Department is authorized to issue regulations providing that foreign currency gains that are not directly related to a Fund's principal business of investing in stock or securities (or options and futures with respect to stock or securities) will be excluded from the income which qualifies for purposes of the 90% gross income requirement described above. To date, however, no such regulations have been issued.

     The status of the Funds as regulated investment companies does not involve government supervision of management or of their investment practices or policies. As a regulated investment company, a Fund generally will be relieved of liability for U.S. federal income tax on that portion of its investment company taxable income and net realized capital gains which it distributes to its shareholders. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement also are subject to a nondeductible 4% excise tax. To prevent application of the excise tax, each Fund currently intends to make distributions in accordance with the calendar year distribution requirement.

DISTRIBUTIONS

     Dividends of investment company taxable income (including net short-term capital gains) are taxable to shareholders as ordinary income. Distributions of investment company taxable income may be eligible for the corporate dividends-received deduction to the extent attributable to a Fund's dividend income from U.S. corporations, and if other applicable requirements are met. However, the alternative minimum tax applicable to corporations may reduce the benefit of the dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by a Fund as capital gain dividends are not eligible for the dividends-received deduction and will generally be taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been held by a shareholder, and are not eligible for the dividends-received deduction. Net capital gains from assets held for one year or less will be taxed as ordinary income. Generally, dividends and distributions are taxable to shareholders, whether received in cash or reinvested in shares of a Fund. Any distributions that are not from a Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Shareholders will be notified annually as to the federal tax status of dividends and distributions they receive and any tax withheld thereon.

     Dividends, including capital gain dividends, declared in October, November, or December with a record date in such month and paid during the following January will be treated as having been paid by a Fund and received by shareholders on December 31 of the calendar year in which declared, rather than the calendar year in which the dividends are actually received.

            Distributions by a Fund reduce the net asset value of the Fund shares. Should a distribution reduce the net asset value below a shareholder's cost basis, the distribution nevertheless may be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implication of buying shares just prior to a distribution by a Fund. The price of shares purchased at that time includes the amount of the forthcoming distribution, but the distribution will generally be taxable to them.

ORIGINAL ISSUE DISCOUNT

     Certain debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code.

     Some of the debt securities may be purchased by a Fund at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any taxable debt security having market discount generally will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of a Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest.

FOREIGN CURRENCY TRANSACTIONS

     Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income or other receivable or accrues expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain financial contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains and losses, may increase or decrease the amount of a Fund's net investment income to be distributed to its shareholders as ordinary income.

PASSIVE FOREIGN INVESTMENT COMPANIES

     A Fund may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. Under the PFIC rules, an "excess distribution" received with respect to PFIC stock is treated as having been realized ratably over the period during which a Fund held the PFIC stock. A Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to that Fund's holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) even though the Fund distributes the corresponding income to shareholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are taxable as ordinary income.

     A Fund may be able to elect alternative tax treatment with respect to PFIC stock. Under an election that currently may be available, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. Alternatively, another election may be available that involves marking to market the Funds' PFIC stock at the end of each taxable year with the result that unrealized gains are treated as though they were realized and are reported as ordinary income; any mark-to-market losses, as well as loss from an actual disposition of PFIC stock, are reported as ordinary loss to the extent of any net mark-to-market gains included in income in prior years.

FOREIGN WITHHOLDING TAXES

     Income received by a Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, that Fund will be eligible and may elect to "pass through" to the Fund's shareholders the amount of foreign income and similar taxes paid by that Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by a Fund, and will be entitled either to deduct (as an itemized deduction) his pro rata share of foreign income and similar taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). Each shareholder will be notified within 60 days after the close of the relevant Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year.

     Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his foreign source taxable income. For this purpose, if the pass-through election is made, the source of a Fund's income flows through to its shareholders. With respect to a Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by a Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by a Fund. The foreign tax credit limitation rules do not apply to certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income. The foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares or the shares of the Fund are held by the Fund or the shareholders, as the case may be, for less than 16 days (46 days in the case of preferred shares) during the 30-day period (90-day period for preferred shares) beginning 15 days (45 days for preferred shares) before the shares become ex-dividend. Foreign taxes may not be deducted in computing alternative minimum taxable income and the foreign tax credit can be used to offset only 90% of the alternative minimum tax (as computed under the Code for purposes of this limitation) imposed on corporations and individuals. If a Fund is not eligible to make the election to "pass through" to its shareholders its foreign taxes, the foreign income taxes it pays generally will reduce investment company taxable income and the distributions by a Fund will be treated as United States source income.

OPTIONS AND HEDGING TRANSACTIONS

     The taxation of equity options (including options on narrow-based stock indices) and over-the-counter options on debt securities is governed by Code
Section 1234. Pursuant to Code Section 1234, with respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be short-term or long term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is short-term or long-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

     Certain options and financial contracts in which the Funds may invest are "section 1256 contracts." Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses
("60/40"); however, foreign currency gains or losses (as discussed below) arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by a Fund at the end of each taxable year (and on certain other dates as prescribed under the Code) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.

     Generally, the hedging transactions undertaken by a Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of the straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to shareholders.

     A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

     Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

     Notwithstanding any of the foregoing, a Fund may recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the Fund's taxable year, if certain conditions are met.

     Requirements relating to each Fund's tax status as a regulated investment company may limit the extent to which a Fund will be able to engage in transactions in options and foreign currency forward contracts.

SHORT SALES AGAINST THE BOX

     If a Fund sells short "against the box," unless certain constructive sale rules (discussed above) apply, it may realize a capital gain or loss upon the closing of the sale. Such gain or loss generally will be long- or short-term depending upon the length of time the Fund held the security which it sold short. In some circumstances, short sales may have the effect of reducing an otherwise applicable holding period of a security in the portfolio. The constructive sale rule, however, alters this treatment by treating certain short sales against the box and other transactions as a constructive sale of the underlying security held by the Fund, thereby requiring current recognition of gain, as described more fully under "Options and Hedging Transactions" above. Similarly, if a Fund enters into a short sale of property that becomes substantially worthless, the Fund will recognize gain at that time as though it had closed the short sale. Future Treasury regulations may apply similar treatment to other transactions with respect to property that becomes substantially worthless.

OTHER INVESTMENT COMPANIES

     It is possible that by investing in other investment companies, a Fund may not be able to meet the calendar year distribution requirement and may be subject to federal income and excise tax. The diversification and distribution requirements applicable to each Fund may limit the extent to which each Fund will be able to invest in other investment companies.

SALE OR OTHER DISPOSITION OF SHARES

     Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss depending upon his basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, which generally may be eligible for reduced Federal tax rates, depending on the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent that the shares disposed of are replaced (including replacement through the reinvesting of dividends and capital gain distributions in a Fund) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund's shares held by the shareholder for six months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.

     In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring the stock of a regulated investment company, (2) the stock is disposed of before the 91st day after the date on which it was acquired, and (3) the shareholder subsequently acquires shares of the same or another regulated investment company and the otherwise applicable sales charge is reduced or eliminated under a "reinvestment right" received upon the initial purchase of shares of stock. In that case, the gain or loss recognized will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred a sales charge initially. Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment right. This provision may be applied to successive acquisitions of stock.

BACKUP WITHHOLDING


     Each Fund generally will be required to withhold federal income tax at a rate of 31% ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish a Fund with the shareholder's correct taxpayer identification number or social security number and to make such certifications as a Fund may require, (2) the IRS notifies the shareholder or a Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.


FOREIGN SHAREHOLDERS

     Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends (including distributions of any net short term capital gains) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund, and distributions of net long term capital gains that are designated as capital gain dividends. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

     The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign taxes.

OTHER TAXES

     Distributions also may be subject to state, local and foreign taxes. U.S. tax rules applicable to foreign investors may differ significantly from those outlined above. This discussion does not purport to deal with all of the tax consequences applicable to shareholders. Shareholders are advised to consult their own tax advisers for details with respect to the particular tax consequences to them of an investment in a Fund.

PURCHASES IN-KIND OF THE INTERNATIONAL VALUE FUND

     Investors may, subject to the approval of the International Value Fund, the Investment Manager and Brandes, purchase shares of the International Value Fund with liquid securities that are eligible for purchase by the Fund and that have a value that is readily ascertainable. These transactions will be effected only if the Investment Manager or Brandes intends to retain the securities in the Fund as an investment. The Fund reserves the right amend or terminate this practice at any time.

REDEMPTIONS

     The right to redeem shares may be suspended and payment therefor postponed during periods when the New York Stock Exchange is closed, other than customary weekend and holiday closings, or, if permitted by rules of the SEC, during periods when trading on the Exchange is restricted, during any emergency that makes it impracticable for any Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors. Furthermore, the Transfer Agent will not mail redemption proceeds until checks received for shares purchased have cleared, but payment will be forwarded immediately upon the funds becoming available. Shareholders will be subject to the applicable deferred sales charge, if any, for their shares at the time of redemption.


     The contingent deferred sales charge will be waived with respect to Class T shares in the following instances: (i) any partial or complete redemption of shares of a shareholder who dies or becomes disabled, so long as the redemption is requested within one year of death or the initial determination of disability; (ii) any partial or complete redemption in connection with distributions under Individual Retirement Accounts ("IRAs") or other qualified retirement plans in connection with a lump sum or other form of distribution following retirement within the meaning of Section 72(t)(2)(A) (iv) or (v) of the Code, disability or death, or after attaining the age of 59 1/2 in the case of an IRA, Keogh Plan or custodial account pursuant to Section 403(b)(7) of the Code, or on any redemption that results from a tax free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code or Section 4979(f) of the Code; (iii) redemptions effected pursuant to the Funds' right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than $500; (iv) redemptions effected by (A) employees of The Advest Group, Inc. ("AGI") and its subsidiaries, (B) IRAs, Keogh plans and employee benefit plans for those employees, and (C) spouses and minor children of those employees, so long as orders for shares are placed on behalf of the spouses or children by the employees; (v) redemptions effected by accounts managed by investment advisory subsidiaries of AGI registered under the Investment Advisers Act of 1940; and (vi) redemptions in connection with exchanges of Fund Class T shares, including shares of the Class T account of the Money Market Portfolio.

EXCHANGES

     The following conditions must be met for all exchanges among the Funds and the Money Market Portfolio: (i) the shares that will be acquired in the exchange (the "Acquired Shares") are available for sale in the shareholder's state of residence; (ii) the Acquired shares will be registered to the same shareholder account as the shares to be surrendered (the "Exchanged Shares"); (iii) the Exchanged Shares must have been held in the shareholder's account for at least 30 days prior to the exchange; (iv) except for exchanges into the Money Market Portfolio, the account value of the Fund whose shares are to be acquired must equal or exceed the minimum initial investment amount required by that Fund after the exchange is implemented; and (v) a properly executed exchange request has been received by the Transfer Agent.

     Each Fund reserves the right to delay the actual purchase of the Acquired Shares for up to five business days if it determines that it would be disadvantaged by an immediate transfer of proceeds from the redemption of Exchanged Shares. Normally, however, the redemption of Exchanged Shares and the purchase of Acquired Shares will take place on the day that the exchange request is received in proper form. Each Fund reserves the right to terminate or modify its exchange privileges at any time upon prominent notice to shareholders. Such notice will be given at least 60 days in advance. It is the policy of Pilgrim to discourage and prevent frequent trading by shareholders among the Funds in response to market fluctuations. Accordingly, in order to maintain a stable asset base in each Fund and to reduce administrative expenses borne by each Fund, Pilgrim reserves the right to reject any exchange request.

CONVERSION FEATURE

     Class B and Class T shares of each Fund will automatically convert to Class A shares without a sales charge at the relative net asset values of each of the classes after eight years from the acquisition of the Class B or Class T shares, and as a result, will thereafter be subject to the lower distribution fee (but same service fee) under the Class A Rule 12b-1 plan for each Fund.

                         CALCULATION OF PERFORMANCE DATA

     Each Fund may, from time to time, include "total return" in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the SEC:

                                         n
                                 P(1 + T)  = ERV
Where:

     P=       a hypothetical initial payment of $1,000,
     T=       the average annual total return,
     n=       the number of years, and
     ERV=     the ending  redeemable value of a hypothetical  $1,000 payment made at the beginning of the period.

     All total return figures assume that all dividends are reinvested when paid.

     From time to time, a Fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for one, five and ten year periods (if applicable) and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis).

     Prior to October 17, 1997, the Bank and Thrift Fund operated as a closed-end investment company. Upon conversion of the Fund to an open-end investment company on October 17, 1997, all outstanding shares of Common Stock of the Fund were designated as Class A shares. Performance information for the period prior to October 17, 1997 reflects the performance of the Fund as a closed-end fund. Performance information presented by the Fund for all periods is restated to reflect the current maximum front-end sales load payable by the Class A shares of the Fund. Performance information for the period prior to October 17, 1997 has not been adjusted to reflect annual Rule 12b-1 fees of Class A shares plus additional expenses incurred in connection with operating as an open-end investment company. Performance would have been lower if adjusted for these charges and expenses. Performance information for all periods after October 17, 1997 reflects Class A's annual Rule 12b-1 fees and other expenses associated with open-end investment companies.

     Government Securities Income Fund earned income and realized capital gains as a result of entering into reverse repurchase agreements during the six-month period from July to December 1992 that caused the Fund to exceed its 10% investment restriction on borrowing. Therefore, the Fund's performance was higher than it would have been had the Fund adhered to its borrowing restriction.


     Current yield for the Money Market Fund will be based on the change in the value of a hypothetical investment (exclusive of capital charges) over a particular seven-day period, less a pro rata share of Fund expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Money Market Fund assumes that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

             Effective Yield = [(Base Period Return + 1)(365/7)] - 1

     The current and effective seven-day average yields as of December 31, 1999 for the Money Market Fund were ____%, ___% and ____%, respectively, for Class A, Class B and Class C. Had certain expenses not been assumed by the Manager, these yields would have been ____%, ___% and ____%, respectively.

     Quotations of yield for the other Funds will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                                         6
                        Yield= 2[(a-b)+1) -1]
                                  ---
                                   cd
where:


         a= dividends and interest earned during the period, b= expenses accrued for the period (net of reimbursements), c= the average daily number of shares outstanding during the period that were entitled to receive dividends, and d= the maximum offering price per share on the last day of the period.

     Under this formula, interest earned on debt obligations for purposes of "a" above, is calculated by (1) computing the yield to maturity of each obligation held by the Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest), (2) dividing that figure by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest as referred to above) to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the Fund's portfolio (assuming a month of 30 days) and (3) computing the total of the interest earned on all debt obligations and all dividends accrued on all equity securities during the 30-day or one month period. In computing dividends accrued, dividend income is recognized by accruing 1/360 of the stated dividend rate of a security each day that the security is in the Fund's portfolio. For purposes of "b" above, Rule 12b-1 Plan expenses are included among the expenses accrued for the period. Any amounts representing sales charges will not be included among these expenses; however, the Fund will disclose the maximum sales charge as well as any amount or specific rate of any nonrecurring account charges. Undeclared earned income, computed in accordance with generally accepted accounting principles, may be subtracted from the maximum offering price calculation required pursuant to "d" above.

     A Fund may also from time to time advertise its yield based on a 30-day or 90-day period ended on a date other than the most recent balance sheet included in the Fund's Registration Statement, computed in accordance with the yield formula described above, as adjusted to conform with the differing period for which the yield computation is based. Any quotation of performance stated in terms of yield (whether based on a 30-day or 90-day period) will be given no greater prominence than the information prescribed under SEC rules. In addition, all advertisements containing performance data of any kind will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     A Fund may also publish a distribution rate in sales literature and in investor communications preceded or accompanied by a copy of the current Prospectus. The current distribution rate for a Fund is the annualization of the Fund's distribution per share divided by the maximum offering price per share of a Fund at the respective month-end. The current distribution rate may differ from current yield because the distribution rate may contain items of capital gain and other items of income, while yield reflects only earned net investment income. In each case, the yield, distribution rates and total return figures will reflect all recurring charges against Fund income and will assume the payment of the maximum sales load, including any applicable contingent deferred sales charge.

ADDITIONAL PERFORMANCE QUOTATIONS

     Advertisements of total return will always show a calculation that includes the effect of the maximum sales charge but may also show total return without giving effect to that charge. Because these additional quotations will not reflect the maximum sales charge payable, these performance quotations will be higher than the performance quotations that reflect the maximum sales charge.

     Total returns and yields are based on past results and are not necessarily a prediction of future performance.

PERFORMANCE COMPARISONS

     In reports or other communications to shareholders or in advertising material, a Fund may compare the performance of its Class A, Class B, Class C, Class I, Class M, Class Q, and Class T shares with that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc.,
Morningstar, Inc., CDA Technologies, Inc., Value Line, Inc. or similar independent services that monitor the performance of mutual funds or with other appropriate indexes of investment securities. In addition, certain indexes may be used to illustrate historic performance of select asset classes. The performance information may also include evaluations of the Funds published by nationally recognized ranking services and by financial publications that are nationally recognized, such as BUSINESS WEEK, FORBES, FORTUNE, INSTITUTIONAL INVESTOR, MONEY and THE WALL STREET JOURNAL. If a Fund compares its performance to other funds or to relevant indexes, the Fund's performance will be stated in the same terms in which such comparative data and indexes are stated, which is normally total return rather than yield. For these purposes the performance of the Fund, as well as the performance of such investment companies or indexes, may not reflect sales charges, which, if reflected, would reduce performance results. Prior to October 17, 1997, the Bank and Thrift Fund was rated as a closed-end fund, which had a different fee structure. Fee structures are incorporated into certain ratings. If the Fund had been rated using the fee structure of an open-end fund, ratings for those periods may have been different.


     The yield for the various classes of Pilgrim fixed income funds for the month ended December 31, 1999 (October 31, 1999 for Mayflower Trust) was as follows:

FUND                       CLASS A  CLASS B  CLASS C  CLASS M   CLASS Q  CLASS Q
----                       -------  -------  -------  -------   -------  -------
High Total Return Fund II   11.38%   11.20%   11.19%    N/A       N/A      N/A
High Total Return Fund      11.46%   11.28%   11.28%    N/A       N/A      N/A
High Yield Fund                                                   N/A      N/A
Convertible Fund                                        N/A                N/A
Strategic Income Fund                                   N/A                N/A
Balanced Fund                                           N/A                N/A
High Yield Fund II                                      N/A                N/A

     The average annual total returns, including sales charges, for each class of shares of each Fund for the one-five-and ten-year periods ended December 31, 1999 (October 31, 1999 for Emerging Markets Value Fund, Growth + Value Fund, High Total Return Fund, High Total Return Fund II, International Value Fund, and Research Enhanced Index Fund), if applicable, and for classes that have not been in operation for ten years, the average annual total return from for the period from commencement of operations to June 30, 1999, is as follows:


                               1 YEAR    5 YEAR    10 YEAR     SINCE INCEPTION(1)    INCEPTION DATE
                               ------    ------    -------     ---------------       --------------

ASIA-PACIFIC EQUITY FUND(1)
------------------------
    Class A                                                                              9/1/95
    Class B                                                                              9/1/95
    Class C                                                                               N/A
    Class M                                                                              9/1/95
LARGECAP LEADERS FUND(1)
---------------------
    Class A                                                                              9/1/95
    Class B                                                                              9/1/95
    Class C                                                                             6/17/99
    Class M                                                                              9/1/95
MIDCAP VALUE FUND(1)
-----------------
    Class A                                                                              9/1/95
    Class B                                                                              9/1/95
    Class C                                                                              6/2/99
    Class M                                                                              9/1/95
MAGNACAP FUND(2)
-------------
    Class A                                                                             8/30/73
    Class B                                                                             7/17/95
    Class C                                                                             6/17/99
    Class M                                                                             7/17/95
HIGH YIELD FUND(3)
---------------
    Class A                                                                              7/1/74
    Class B                                                                             7/17/95
    Class C                                                                             5/27/99
    Class M                                                                             7/17/95
    Class Q                                                                             6/17/99
BANK AND THRIFT FUND(4)
--------------------
    Class A                                                                             1/24/86
    Class B                                                                            10/20/97
GOVERNMENT SECURITIES INCOME FUND(5)
------------------------------------
    Class A                                                                              1/1/85
    Class B                                                                             7/17/95
    Class C                                                                             6/11/99
    Class M                                                                             7/17/95
INTERNATIONAL CORE GROWTH FUND
------------------------------
     Class A                                                                            2/28/97
     Class B                                                                            2/28/97
     Class C                                                                            2/28/97
     Class Q                                                                            2/28/97
WORLDWIDE GROWTH FUND
---------------------
     Class A                                                                            4/19/93
     Class B                                                                            5/31/95
     Class C                                                                            4/19/93
     Class Q                                                                            8/31/95

                               1 YEAR    5 YEAR    10 YEAR     SINCE INCEPTION(1)    INCEPTION DATE
                               ------    ------    -------     ---------------       --------------

INTERNATIONAL SMALLCAP GROWTH FUND
----------------------------------
     Class A                                                                            8/31/94
     Class B                                                                            5/31/95
     Class C                                                                            8/31/94
     Class Q                                                                            8/31/95
EMERGING COUNTRIES FUND
-----------------------
     Class A                                                                           11/28/94
     Class B                                                                            5/31/95
     Class C                                                                           11/28/94
     Class Q                                                                            8/31/95
LARGECAP GROWTH FUND
--------------------
     Class A                                                                            7/21/97
     Class B                                                                            7/21/97
     Class C                                                                            7/21/97
     Class Q                                                                            7/21/97
MIDCAP GROWTH FUND
------------------
     Class A                                                                            4/19/93
     Class B                                                                            5/31/95
     Class C                                                                            4/19/93
     Class Q                                                                            6/30/94
SMALLCAP GROWTH FUND
--------------------
     Class A                                                                           12/27/93
     Class B                                                                            5/31/95
     Class C                                                                           12/27/93
     Class Q                                                                            8/31/95
CONVERTIBLE FUND
----------------
     Class A                                                                            4/19/93
     Class B                                                                            5/31/95
     Class C                                                                            4/19/93
     Class Q                                                                            8/31/95
BALANCED FUND
-------------
     Class A                                                                            4/19/93
     Class B                                                                            5/31/95
     Class C                                                                            4/19/93
     Class Q                                                                            8/31/95
HIGH YIELD II FUND
------------------
     Class A                                                                            3/27/98
     Class B                                                                            3/27/98
     Class C                                                                            3/27/98
     Class Q                                                                            3/27/98
STRATEGIC INCOME FUND
---------------------
     Class A                               N/A       N/A                                7/27/98
     Class B                               N/A       N/A                                7/27/98
     Class C                               N/A       N/A                                7/27/98
     Class Q                               N/A       N/A                                7/27/98
GROWTH + VALUE FUND
-------------------
     Class A                   78.34%      N/A       N/A           24.17%              11/18/96
     Class B                   82.95%      N/A       N/A           25.12%              11/18/96
     Class C                   86.85%      N/A       N/A           25.75%              11/18/96

                               1 YEAR    5 YEAR    10 YEAR     SINCE INCEPTION(1)    INCEPTION DATE
                               ------    ------    -------     ---------------       --------------

INTERNATIONAL VALUE FUND
------------------------
     Class A                   24.98%      N/A       N/A           16.52%               3/06/95
     Class B                   26.55%      N/A       N/A           18.21                4/18/97
     Class C                   30.50%      N/A       N/A           17.24                3/06/95
EMERGING MARKETS VALUE FUND
---------------------------
     Class A                   33.33%      N/A       N/A            1.38%                1/1/98
     Class B                   35.41%      N/A       N/A            1.85%                1/1/98
     Class C                   39.49%      N/A       N/A            3.87%                1/1/98
RESEARCH ENHANCED INDEX FUND
----------------------------
     Class A                     N/A       N/A       N/A            5.00%              12/30/98
     Class B                     N/A       N/A       N/A            5.90%              12/30/98
     Class C                     N/A       N/A       N/A            9.90%              12/30/98
     Class I                     N/A       N/A       N/A           11.70%              12/30/98
HIGH TOTAL RETURN FUND
----------------------
     Class A                   (6.57%)    4.40%      N/A            3.11%               11/8/93
     Class B                   (6.93%)    4.41%      N/A            2.22%                2/9/94
     Class C                   (3.12%)    4.77%      N/A            2.77%               3/21/94
HIGH TOTAL RETURN FUND II
-------------------------
     Class A                   (7.73%)     N/A       N/A            1.01%               1/31/97
     Class B                   (8.36%)     N/A       N/A            1.19%               1/31/97
     Class C                   (4.65%)     N/A       N/A            2.17%               1/31/97
SMALLCAP OPPORTUNITIES FUND
---------------------------
     Class A                                                                             6/5/95
     Class B                                                                             6/5/95
     Class C                                                                             6/5/95
     Class T                                                                             2/3/86
     Class I                                                                             4/1/99
MID-CAP OPPORTUNITIES FUND
--------------------------
     Class A                                                                            8/20/98
     Class B                                                                            8/20/98
     Class C                                                                            8/20/98
     Class I                                                                            8/20/98
GROWTH OPPORTUNITIES FUND
-------------------------
     Class A                                                                             6/5/95
     Class B                                                                             6/5/95
     Class C                                                                             6/5/95
     Class T                                                                             2/3/86
     Class I                                                                            3/31/97
GOVERNMENT SECURITIES FUND
--------------------------
     Class A
     Class B
     Class C
     Class T
HIGH YIELD FUND III
-------------------
     Class A
     Class B
     Class C
     Class T

                               1 YEAR    5 YEAR    10 YEAR     SINCE INCEPTION(1)    INCEPTION DATE
                               ------    ------    -------     ---------------       --------------
BALANCE SHEET OPPORTUNITIES FUND
--------------------------------
     Class A
     Class B
     Class C
     Class T

----------
1 Class A, B and M shares of Asia-Pacific Equity Fund, the LargeCap Leaders Fund, and MidCap Value Fund commenced on September 1, 1995. The inception date for Class A, B and C shares of the Growth + Value Fund is November 18, 1997. The inception date for Class A and C shares of the International Value Fund is March 6, 1995; the inception date for Class B shares of the International Value Fund is April 18, 1997. The inception date for Class A, B and C shares of the Emerging Markets Value Fund is January 1, 1998. The inception date for Class A, B and C shares of the Research Enhanced Index Fund is December 30, 1998. The inception date of Class A. B and C shares of High Total Return Fund is November 8, 1993, February 9, 1994 and March 21, 1994, respectively. The inception date for Class A, B and C shares of the High Total Return Fund 11 is January 31, 1997.
2    Class B and M shares of  MagnaCap  Fund  commenced  operations  on July 17,
     1995.
3    Class B and M shares of High Yield commenced operations on July 17, 1995.
4    Class B shares of Bank and Thrift Fund commenced  operations on October 20,
     1997.
5 Class B and M shares of Government Securities Income commenced operations on July 17, 1995. Government Securities Income Fund earned income and realized capital gains as a result of entering into reverse repurchase agreements during the six-month period from July to December 1992 that caused the Fund to exceed its 10% investment restriction on borrowing. Therefore, the Fund's performance was higher than it would have been had the Fund adhered to its borrowing restriction.


     No performance information is provided for the Money Market Fund because it had not yet commenced operations as of June 30, 1999.

     Reports and promotional literature may also contain the following information: (i) a description of the gross national or domestic product and populations,  including  but not  limited  to age  characteristics,  of  various countries and regions in which a Fund may invest, as compiled by various organizations, and projections of such information; (ii) the performance of worldwide equity and debt markets; (iii) the capitalization of U.S. and foreign stock markets prepared or published by the International Finance Corporation, Morgan Stanley Capital International or a similar financial organization; (iv) the geographic distribution of a Fund's portfolio; (v) the major industries located in various jurisdictions; (vi) the number of shareholders in the Funds or other Pilgrim Funds and the dollar amount of the assets under management;
(vii) descriptions of investing methods such as dollar-cost averaging, best day/worst day scenarios, etc.; (viii) comparisons of the average price to earnings ratio, price to book ratio, price to cash flow and relative currency valuations of the Funds and individual stocks in a Fund's portfolio, appropriate indices and descriptions of such comparisons; (ix) quotes from the Sub-Adviser of a Fund or other industry specialists; (x) lists or statistics of certain of a Fund's holdings including, but not limited to, portfolio composition, sector weightings, portfolio turnover rate, number of holdings, average market capitalization, and modern portfolio theory statistics; (xi) NASDAQ symbols for each class of shares of each Fund; and descriptions of the benefits of working with investment professionals in selecting investments.

     In addition, reports and promotional literature may contain information concerning the Investment Manager, the Sub-Advisers, Pilgrim Capital, Pilgrim Group, Inc. or affiliates of the Company, the Investment Manager, the Sub-Advisers, Pilgrim Capital or Pilgrim Group, Inc. including: (i) performance rankings of other funds managed by the Investment Manager or a Sub-Adviser, or the individuals employed by the Investment Manager or a Sub-Adviser who exercise responsibility for the day-to-day management of a Fund, including rankings of mutual funds published by Lipper Analytical Services, Inc., Morningstar, Inc., CDA Technologies, Inc., or other rating services, companies, publications or other persons who rank mutual funds or other investment products on overall performance or other criteria; (ii) lists of clients, the number of clients, or assets under management; (iii) information regarding the acquisition of the Pilgrim Funds by Pilgrim Capital; (iv) the past performance of Pilgrim Capital and Pilgrim Group, Inc.; (v) the past performance of other funds managed by the Investment Manager; and (vi) information regarding rights offerings conducted by closed-end funds managed by the Investment Manager.

                               GENERAL INFORMATION

CAPITALIZATION AND VOTING RIGHTS


     The authorized capital stock of the Advisory Funds consists of 1,000,000,000 shares having par value of $.01 per share. The authorized capital stock of Pilgrim Investment Funds, Inc. consists of 500,000,000 shares of $.10 par value each, of which 200,000,000 shares are classified as shares of MagnaCap Fund, 200,000,000 shares are classified as shares of the High Yield Fund, and 100,000,000 are not classified. The authorized capital stock of the Bank and Thrift Fund, Inc. consists of 100,000,000 shares of common stock having a par value of $0.00/per share. Holders of shares of the Advisory Funds and Bank and Thrift Fund have one vote for each share held, and a proportionate fraction of a vote for each fraction of a share held. The authorized capital stock of the Government Securities Income Fund, Inc. consists of 50,000,000 shares. The authorized capital of the Pilgrim Mutual Funds, Equity Trust, SmallCap Opportunities Fund, Growth Opportunities Fund, and Mayflower Trust, is in each case an unlimited number of shares of beneficial interest. All shares when issued are fully paid, non-assessable, and redeemable. Shares have no preemptive rights. All shares have equal voting, dividend and liquidation rights. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so, and in such event the holders of the remaining shares voting for the election of Directors will not be able to elect any person or persons to the Board of Directors. Generally, there will not be annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Shareholders may, in accordance with a Fund's charter, cause a meeting, of shareholders to be held for the purpose of voting on the removal of Trustees. Meetings of the shareholders will be called upon written request of shareholders holding in the aggregate not less than 10% of the outstanding shares of the affected Fund or class having voting rights. Except as set forth above and subject to the 1940 Act, the Trustees will continue to hold office and appoint successor Trustees.


     The Board of Directors may classify or reclassify any unissued shares into shares of any series by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or qualifications of such shares. Any such classification or reclassification will comply with the provisions of the 1940 Act. The Board of Directors may create additional series (or classes of series) of shares without shareholder approval. Any series or class of shares may be terminated by a vote of the shareholders of such series or class entitled to vote or by the Directors of the Company by written notice to shareholders of such series or class. Shareholders may remove Directors from office by votes cast at a meeting of shareholders or by written consent.

CUSTODIAN

     The cash and securities owned by the International Core Growth, Worldwide Growth, International SmallCap Growth and Emerging Countries Funds are held by Brown Brothers Harriman, 40 Water Street, Boston, Massachusetts 02109-3661, as Custodian, which takes no part in the decisions relating to the purchase or sale of a Fund's portfolio securities.


     The cash and securities owned by the Mayflower Trust, Pilgrim Equity Trust, Growth Opportunities, and SmallCap Opportunities Funds are held by State Street, One Heritage Drive, North Quincy, MA 02171, as Custodian, which takes no part in the decisions relating to the purchase or sale of a Fund's portfolio securities.


     The cash and securities owned by each other Fund are held by Investors Fiduciary Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105, as Custodian, which takes no part in the decisions relating to the purchase or sale of a Fund's portfolio securities.

LEGAL COUNSEL

     Legal matters for each Company are passed upon by Dechert Price & Rhoads, 1775 Eye Street, N.W., Washington, D.C. 20006.


INDEPENDENT AUDITORS


     KPMG LLP, 355 South Grand Avenue, Los Angeles, California 90071, acts as independent auditors for Advisory Funds, Investment Funds, Bank and Thrift Fund, Government Securities Income Fund and the Pilgrim Mutual Funds. PricewaterhouseCoopers LLP, 1301 Avenue of the Americas, New York, New York 10019, acts as independent auditors for the SmallCap Opportunities Fund, Growth Opportunities Fund, Equity Trust, and Mayflower Trust.


OTHER INFORMATION

     Each Company is registered with the SEC as an open-end management investment company. Such registration does not involve supervision of the management or policies of the Company by any governmental agency. The Prospectus and this Statement of Additional Information omit certain of the information contained in each Company's Registration Statement filed with the SEC and copies of this information may be obtained from the SEC upon payment of the prescribed fee or examined at the SEC in Washington, D.C. without charge.

     Investors in the Funds will be kept informed of their progress through semi-annual reports showing portfolio composition, statistical data and any other significant data, including financial statement audited by independent certified public accountants.

REPORTS TO SHAREHOLDERS


     The fiscal year of the Funds which comprise the Mayflower Trust ends on October 31. The fiscal year of the Funds which comprise the Bank and Thrift Fund, Advisory Funds, Investment Funds, Pilgrim Mutual Funds, and the Government Securities Income Fund, ends on June 30. The fiscal year of Funds which comprise the Equity Trust, SmallCap Opportunities Fund, and Growth Opportunities Fund, ends on December 31. Each Fund will send financial statements to its shareholders at least semiannually. An annual report containing financial statements audited by the independent accountants will be sent to shareholders each year.

DECLARATION OF TRUST


     The Equity Trust, SmallCap Opportunities Fund, Growth Opportunities Fund, and Mayflower Trust are organized as Massachusetts business trusts. The Declaration of Trust of each of these Funds provides that obligations of the Fund are not binding upon its Trustees, officers, employees and agents individually and that the Trustees, officers, employees and agents will not be liable to the trust or its investors for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee, officer, employee or agent against any liability to the trust or its investors to which the Trustee, officer, employee or agent would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Declaration of Trust also provides that the debts, liabilities, obligations and expenses incurred, contracted for or existing with respect to a designated Fund shall be enforceable against the assets and property of such Fund only, and not against the assets or property of any other Fund or the investors therein.


                              FINANCIAL STATEMENTS


     The financial statements from the Funds' June 30, 1999 Annual Reports and December 31, 1999 Semi-Annual Report (for Bank and Thrift Fund, Advisory Funds, Investment Funds, Pilgrim Mutual Funds, and Government Securities Income Fund), December 31, 1998 Annual Report and December 31, 1999 (Equity Trust, SmallCap Opportunities Fund, and Growth Opportunities Fund, and October 31, 1999 Annual Report (for Mayflower Trust) are incorporated herein by reference. Copies of the Funds' Annual and Semi-Annual Reports may be obtained without charge by contacting Pilgrim Funds at Suite 1200, 40 North Central Avenue, Phoenix, Arizona 85004, (800) 992-0180.

                            PART C: OTHER INFORMATION

ITEM 23. EXHIBITS


(a)  (1)  Form of Certificate of Trust of Registrant (b)
     (2)  Form of Certificate of Amendment of Certificate of Trust (b)
     (3)  Form of Amended and Restated Declaration of Trust (b)
     (4)  Form of Establishment of Additional Series (b)
     (5)  Form of Establishment of Additional Series(b)
     (6)  Form of Amendment No. 2 to Amended and Restated Declaration of
          Trust (b)
     (7)  Form of Amendment No. 3 to Amended and Restated Declaration of
          Trust (b)
     (8)  Form of Amendment No. 4 to Amended and Restated Declaration of
          Trust (b)
     (9)  Form of Amendment No. 5 to Amended and Restated Declaration of
          Trust (b)
     (10) Form of Amendment No. 6 to Amended and Restated Declaration of
          Trust (b)
     (11) Form of Amendment No. 7 to Amended and Restated Declaration of
          Trust (b)
     (12) Form of Amendment No. 8 to Amended and Restated Declaration of
          Trust (b)
     (13) Form of Amendment No. 9 to Amended and Restated Declaration of
          Trust (b)
     (14) Form of Amendment No. 10 to Amended and Restated Declaration of Trust (a)
     (15) Form of Amendment No. 11 to Amended and Restated Declaration of Trust (c)
     (16) Form of Amendment No. 12 to Amended and Restated Declaration of Trust (c)
     (17) Form of Amendment No. 13 to Amended and Restated Declaration of Trust (b)
     (18) Form of Amendment No. 14 to Amended and Restated Declaration of Trust (d)
     (19) Form of Amendment No. 15 to Amended and Restated Declaration of Trust (e)
     (20) Form of Amendment No. 16 to Amended and Restated Declaration of Trust (h)
     (21) Form of Amendment No. 17 to Amended and Restated Declaration of Trust (h)
     (22) Form of Amendment No. 18 to Amended and Restated Declaration of Trust (h)
     (23) Form of Amendment No. 19 to Amended and Restated Declaration of Trust (j)
     (24) Form of Amendment No. 20 to Amended and Restated Declaration of Trust (j)
     (25) Form of Amendment No. 21 to Amended and Restated Declaration of Trust (k)
     (26) Form of Certificate of Amendment to Certificate of Trust (m)
     (27) Form of Amendment No. 22 to Amended and Restated Declaration of Trust (m)
     (28) Form of Amendment No. 23 to Amended and Restated Declaration of Trust (n)
     (29) Form of Amendment No. 24 to Amended and Restated Declaration of Trust (s)

(b)  (1)  Form of Amended Bylaws of Registrant (b)
     (2)  Form of Amendment to Section 2.5 of Bylaws of Registrant (b)

(c)  Not Applicable

(d) (1) Form of Investment Management Agreement between the Trust and Pilgrim Investments, Inc.(p) Form of Portfolio Management Agreement between Pilgrim Investments, Inc. and Nicholas-Applegate
     (2)  Capital Management(p)

(e) (1) Form of Underwriting Agreement between the Trust and Pilgrim Securities, Inc.(p)

(f)  None.

(g) (1) Form of Custodian Agreement between Registrant and Brown Brothers Harriman & Co. dated as of June 1, 1998. (k)
     (2) Form of Amendment to Custodian Agreement between Registrant and Brown Brothers Harriman & Co. (k)
     (3) Form of Foreign Custody Manager Delegation Agreement between Registrant and Brown Brothers Harriman & Co. dated as of June 1, 1998 (k)
     (4) Form of Novation Agreement to Custody Agreement with Brown Brothers Harriman & Co. (n)
     (5) Form of Appendix C to Custody Agreement with Brown Brothers Harriman & Co. (n)
     (6) Form of Novation Agreement to Foreign Custody Manager Delegation Agreement with Brown Brothers Harriman & Co. (n)
     (7) Form of Appendix C to Foreign Custody Manager Delegation Agreement with Brown Brothers Harriman & Co. (n)
     (8)  Form of Custodian Agreement with Investors Fiduciary Trust
          Company (n)

(h)  (1)  Form of Administration Agreement (n)
     (2)  Form of Agency Agreement (n)
     (3)  Form of Shareholder Service Agreement (n)
     (4)  Form of Expense Limitation Agreement (n)
     (5)  Form of Recordkeeping Agreement (n)
     (6)  Form of Expense Limitation Agreement pertaining to Money Market
          Fund (o)
     (7) Form of Agreement among Reserve Institutional Trust; Reserve Management Company, Inc.; Resrv Partners, Inc.; Pilgrim Mutual Funds; Pilgrim Investments, Inc. with Pilgrim Securities, Inc. (o)
     (8)  Form of Amended and Restated Expense Limitation Agreement (s)


(i)  Opinion of Counsel (o)

(j) (1) Consent of Independent Auditor--to be filed in a subsequent post-effective amendment on or prior to the effective date of this Post Effective Amendment.
     (2) Consent of Counsel--to be filed in a subsequent post-effective amendment on or prior to the effective date of this Post
          Effective Amendment.

(k)  None.

(l) Form of Investment Letter of Initial Investors in Registrant dated April 1, 1993 (b)

(m)  (1)  Form of Amended and Restated Service and Distribution Plan for
          Class A (m)
     (2) Form of Amended and Restated Service and Distribution Plan for Class B (m)
     (3) Form of Amended and Restated Service and Distribution Plan for Class C (m)
     (4)  Form of Amended and Restated Service Plan for Class Q (m)
     (5) Form of Amendment to Amended and Restated Service and Distribution Plan for Class B (n)
     (6) Form of Amendment to Amended and Restated Service and Distribution Plan for Class C (n)
     (7) Form of Amendment to Amended and Restated Service and Distribution Plan for Class A (q)
     (8) Form of Amendment to Amended and Restated Service and Distribution Plan for Class T (r)

(n)  (1)  Form of Multiple Class Plan Pursuant to Rule 18f-3 (r)

---------
(a) Filed as an exhibit to Post-Effective Amendment No. 29 to Registrant's Form N-1A Registration Statement on May 3, 1996 and incorporated herein by reference.

(b) Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

(c) Filed as an exhibit to Post-Effective Amendment No. 38 to Registrants Form N-1A Registration Statement of January 3, 1997 and incorporated herein by reference.

(d) Filed as an exhibit to Post-Effective Amendment No. 40 to Registrants form N-1A Registration Statement on May 2, 1997 and incorporated herein by reference.

(e) Filed as an exhibit to Post-Effective Amendment No. 43 to Registrant's Form N-1A Registration Statement on July 14, 1997 and incorporated herein by reference.

(f) Filed as an exhibit to Post-Effective Amendment No. 45 to Registrant's Form N-1A Registration Statement on July 28, 1997 and incorporated herein by reference.

(g) Filed as an exhibit to Post-Effective Amendment No. 47 to Registrant's Form N-1A Registration Statement on September 2, 1997 and incorporated herein by reference.

(h) Filed as an exhibit to Post-Effective Amendment No. 48 to Registrant's Form N-1A Registration Statement on December 15, 1997 and incorporated herein by reference.

(i) Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant's Form N-1A Registration Statement on June 15, 1998 and incorporated herein by reference.

(j) Filed as an exhibit to Post-Effective Amendment No. 63 to Registrant's Form N-1A Registration Statement on July 21, 1998 and incorporated herein by reference.

(k) Filed as an exhibit to Post-Effective Amendment No. 66 to Registrant's Form N-1A Registration Statement on August 14, 1998 and incorporated herein by reference.

(l) Filed as an exhibit to Registrant's Form N-14 Registration Statement on December 15, 1997 and incorporated herein by reference.

(m) Filed as an exhibit to Post-Effective Amendment No. 67 to the Registrant's Form N-1A Registration Statement on March 25, 1999 and incorporated herein by reference.

(n) Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.

(o) Filed as an exhibit to Post-Effective Amendment No. 71 to the Registrant's Form N-1A Registration Statement on July 1, 1999 and incorporated herein by reference.

(p) Filed as an exhibit to Post-Effective Amendment No. 72 to the Registrant's Form N-1A Registration Statement on September 2, 1999 and incorporated herein by reference.

(q) Filed as an exhibit to Post-Effective Amendment No. 73 to the Registrant's Form N-1A Registration Statement on October 29, 1999 and incorporated herein by reference.

(r) Filed as an exhibit to Post-Effective Amendment No. 74 to the Registrant's Form N-1A Registration Statement on November 5, 1999 and incorporated herein by reference.

(s) Filed as an exhibit to Post-Effective Amendment No. 75 to the Registrant's Form N-1A Registration Statement on January 4, 2000 and incorporated herein by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     None.

ITEM 25. INDEMNIFICATION

     Article 5.2 of the Amended and Restated Declaration of Trust provides for the indemnification of Registrant's trustees, officers, employees and agents against liabilities incurred by them in connection with the defense or disposition of any action or proceeding in which they may be involved or with which they may be threatened, while in office or thereafter, by reason of being or having been in such office, except with respect to matters as to which it has been determined that they acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office ("disabling conduct").

     Section 8 of Registrant's Administration Agreement provides for the indemnification of Registrant's Administrator against all liabilities incurred by it in performing its obligations under the agreement, except with respect to matters involving its disabling conduct. Section 9 of Registrant's Distribution Agreement provides for the indemnification of Registrant's Distributor against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its disabling conduct.
Section 4 of the Shareholder Service Agreement provides for the indemnification of Registrant's Distributor against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its disabling conduct.

     Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISERS

     Information as to the directors and officers of the Investment Manager, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Investment Manager in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

     Information as to the directors and officers of the Sub-Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Sub-Adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-21442) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

ITEM 27. PRINCIPAL UNDERWRITERS

     (a) Pilgrim Securities, Inc. is the principal underwriter for the Registrant and for Pilgrim Advisory Funds, Inc., Pilgrim Investment Funds, Inc., Pilgrim Bank and Thrift Fund, Inc., Pilgrim Prime Rate Trust, Pilgrim Government Securities Income Fund, Inc., Pilgrim Equity Trust, Pilgrim SmallCap Opportunities Fund, Pilgrim Growth Opportunities Fund, Pilgrim Mayflower Trust, Pilgrim Balance Sheet Opportunities Fund, Pilgrim Government Securities Fund and Pilgrim High Yield Fund III.

     (b) Information as to the directors and officers of the Distributor, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 8-48020) filed under the Securities Exchange Act of 1934 and is incorporated herein by reference thereto.

     (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     All  accounts,  books and other  documents  required  to be  maintained  by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained at the offices of (a) the Registrant, (b) Pilgrim Group, Inc., (c) Pilgrim Investments, Inc., (d) Nicholas-Applegate Capital Management, (e) the Custodians and (e) the Transfer Agent. The address of each is as follows:

     (a)  Pilgrim Mutual Funds
          40 North Central Avenue, Suite 1200
          Phoenix, Arizona  85004

     (b)  Pilgrim Investments, Inc.
          40 North Central Avenue, Suite 1200
          Phoenix, Arizona  85004

     (c)  Pilgrim Group, Inc.
          40 North Central Avenue, Suite 1200
          Phoenix, Arizona  85004

     (d)  Nicholas-Applegate Capital Management
          600 West Broadway, 30th Floor
          San Diego, California 92101

     (e)  Investors Fiduciary Trust Company
          801 Pennsylvania
          Kansas City, Missouri  64105

     (f)  Brown Brothers Harriman
          40 Water Street
          Boston, Massachusetts 02109-3661

     (g)  Investors Fiduciary Trust Company
          c/o DST Systems, Inc.
          P.O. Box 419368
          Kansas City, Missouri  64141

ITEM 29. MANAGEMENT SERVICES

     None.

ITEM 32. UNDERTAKINGS

     Registrant hereby undertakes that if it is requested by the holders of at least 10% of its outstanding shares to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee, it will do so and will assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant has duly caused this Post-Effective Amendment No. 76 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Phoenix and the State of Arizona on the 24th day of February, 2000.

                                        PILGRIM MUTUAL FUNDS


                                        By: /s/ James M. Hennessy
                                            ------------------------------------
                                            James M. Hennessy,
                                            Executive Vice President & Secretary

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

         Signature                     Title                         Date
         ---------                     -----                         ----

                              Trustee and Chairman            February 24, 2000
---------------------------
John G. Turner*

                              Trustee and President
---------------------------   (Chief Executive Officer)       February 24, 2000
Robert W. Stallings*

                              Senior Vice President and
---------------------------   Principal Financial Officer
Michael J. Roland*            (Principal Financial Officer)   February 24, 2000


                              Trustee                         February 24, 2000
---------------------------
Robert B. Goode, Jr.*

                              Trustee                         February __, 2000
---------------------------
Mary A. Baldwin

                              Trustee                         February 24, 2000
---------------------------
Mark Lipson*

                              Trustee                         February __, 2000
---------------------------
Al Burton

                              Trustee                         February __, 2000
---------------------------
Jock Patton

                              Trustee                         February 24, 2000
---------------------------
John R. Smith*

                              Trustee                         February 24, 2000
---------------------------
David W. Wallace*

                              Trustee                         February 24, 2000
---------------------------
David W.C. Putnam*

                              Trustee                         February 24, 2000
---------------------------
Walter H. May*

                              Trustee                         February 24, 2000
---------------------------
Paul S. Doherty*

                              Trustee                         February 24, 2000
---------------------------
Alan L. Gosule*

*By: /s/ James M. Hennessy
     -----------------------------------
     James M. Hennessy, Attorney-in-fact**

** Powers of Attorney for the Trustees were filed as part of Post-Effective Amendment No. 75 to the Registrant's Registration Statement on Form N-1A as filed on January 4, 2000 and are incorporated by reference. Powers of Attorney for Robert W. Stallings, Michael J. Roland and Mark Lipson are filed herewith.

                                POWER OF ATTORNEY

     KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints James M. Hennessy, Jeffrey S. Puretz and Karen L. Anderberg, and each of them his true and lawful attorney-in-fact as agent with full power of substitution and resubstitution of him in his name, place, and stead, to sign any and all registration statements on Form N-1A applicable to the Pilgrim Mutual Funds and any amendment or supplement thereto, and to file the same with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitutes, may lawfully do or cause to be done by virtue hereof.

Dated: November 16, 1999


/s/ Robert W. Stallings                 /s/ Mark Lipson
---------------------------             ------------------------------
    Robert W. Stallings                     Mark Lipson


/s/ Michael J. Roland
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    Michael J. Roland